                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                          CERTIFIED SHAREHOLDER REPORT
                                       OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-6200

                      Schwab Investments - Schwab 1000 Fund
                 -----------------------------------------------
               (Exact name of registrant as specified in charter)

             101 Montgomery Street, San Francisco, California 94104
       -------------------------------------------------------------------
       (Address of principal executive offices)                 (Zip code)

                                 Randall W. Merk
                      Schwab Investments - Schwab 1000 Fund
             101 Montgomery Street, San Francisco, California 94104
           -----------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (415) 627-7000

Date of fiscal year end: October 31

Date of reporting period:  November 1, 2003 - April 30, 2004

ITEM 1: REPORT(S) TO SHAREHOLDERS.

SCHWAB EQUITY INDEX FUNDS

      SEMIANNUAL REPORT
      April 30, 2004

      Schwab S&P 500 Fund

      Schwab 1000 Fund(R)

      Schwab Small-Cap
      Index Fund(R)

      Schwab Total Stock Market
      Index Fund(R)

      Schwab International
      Index Fund(R)


                                                           [CHARLES SCHWAB LOGO]

Five ways to put the power of the stock market in your portfolio--with some of the lowest expenses in the industry.

   IN THIS REPORT

     Management's Discussion ..............................................    2
        The president of SchwabFunds(R) and the funds' managers take a look at the factors that shaped fund performance during the report period.

        Performance at a Glance ..............    5

     Schwab S&P 500 Fund
        Investor Shares: SWPIX Select Shares(R): SWPPX e.Shares(R): SWPEX

        The fund's goal is to track the total return of the S&P 500(R)
        Index. 1

        Performance and Fund Facts ...........    7
        Financial Statements .................   23

     Schwab 1000 Fund
        Investor Shares: SNXFX  Select Shares: SNXSX

        The fund's goal is to match the total return of the Schwab
        1000 Index(R).

        Performance and Fund Facts ...........   11
        Financial Statements .................   38

     Schwab Small-Cap Index Fund
        Investor Shares: SWSMX  Select Shares: SWSSX

        The fund's goal is to track the total return of small capitalization U.S. stocks, as measured by the Schwab
        Small-Cap Index(R).

        Performance and Fund Facts ...........   14
        Financial Statements .................   59

     Schwab Total Stock Market Index Fund
        Investor Shares: SWTIX  Select Shares: SWTSX

        The fund's goal is to track the total return of the entire U.S. stock market, as measured by the Wilshire 5000 Total Market Index. 2

        Performance and Fund Facts ...........   17
        Financial Statements .................   79

     Schwab International Index Fund
        Investor Shares: SWINX  Select Shares: SWISX

        The fund's goal is to track the total return of large, publicly traded non-U.S. companies from countries with developed equity markets outside the United States, as measured by the Schwab International Index(R).

        Performance and Fund Facts ...........   20
        Financial Statements .................  126

     Financial Notes ......................................................  137

     Fund Trustees ........................................................  141

     Glossary .............................................................  144

     Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM) Distributor and transfer agent: Charles Schwab & Co., Inc. (Schwab).

   1 Standard & Poor's(R), S&P(R), S&P 500(R), Standard & Poor's 500(R) and
     500(R) are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the fund. The fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the fund.

   2 Wilshire and Wilshire 5000 are registered service marks of Wilshire
     Associates, Inc. The fund is not sponsored, endorsed, sold or promoted by Wilshire Associates, and Wilshire Associates is not in any way affiliated with the fund. Wilshire Associates makes no representation regarding the advisability of investing in the fund or in any stock included in the Wilshire 5000.

[PHOTO OF CHARLES R. SCHWAB]

Charles R. Schwab
Chairman

FROM THE CHAIRMAN

When I look at the current economic trends, I see a lot of positive indicators. Corporate profits, revenues, capital spending and the employment numbers have been strong. With the GDP and capital spending also strong, we seem to be in the early stages of what could be a long-term economic recovery. However, even though stock market and economic cycles have historically been in synch, this now seems to be less certain.

The stock market, reflecting the uncertainty around the globe, has become increasingly volatile. Whether it's the war in Iraq or global terrorism, investors are exposed to frightening images over and over again throughout the day. This may play on investors' emotions, potentially contributing to the market's recent volatility.

Given this, and because it can be so difficult to fight your emotions, I believe it's more important than ever to stay diversified. By being diversified across and within all asset classes, you have an "all-weather" portfolio that can offer you some balance in any market climate. There are very obvious reasons why diversification is useful, but what I believe is its understated beauty is that it gives many of you the discipline you need to stick with a well thought out strategy.

I have been a fan of mutual funds throughout my long investing career. I say this because I firmly believe that mutual funds are a cost-effective and convenient way for investors to achieve a diversified portfolio. And as we face increasing uncertainty in the world and in the stock markets, this is perhaps more important than ever.

Overall, despite the likelihood of short-term market volatility, I maintain complete faith in the strength of the U. S. economy. I always have believed and continue to believe that the stock market is the best place for long-term investing, and that with a wise investing plan--and a well diversified portfolio--you will be well-positioned to meet your financial goals.

Sincerely,

/s/ Charles Schwab

MANAGEMENT'S DISCUSSION for the six months ended April 30, 2004

[PHOTO OF RANDALL W. MERK]

RANDALL W. MERK is President and CEO of Charles Schwab Investment Management, Inc. and is president of each of the funds covered in this report. He joined the firm in August 2002, bringing with him 24 years of experience in the asset management industry.

Dear Shareholder:

The stock market's continued recovery during the report period was welcome news to long-term investors, especially those of you who had suffered through declining share prices before then.

For years, investors sold stocks and stock mutual funds when the economy was weak or when geopolitical tensions heightened, despite the fact that stock and fund prices often were relatively cheap during those dark hours. Over the past year, however, I've spoken with many individual investors who benefited from sticking with their long-term asset-allocation plans. As a result, they were able to participate in the past year's stock market gains. They learned how difficult it is to successfully "time the market" and determine when to "be in cash." Many have given up this chase altogether and have benefited both financially and emotionally.

Given the ongoing geopolitical situation, however, it's quite understandable that many investors are nervous, and some are again acting more on their emotions than on sound investment principles. When you invest in SchwabFunds(R), you can be assured that our portfolio managers understand your concerns and are diligent in their approach to the investment process. Key to this is their knowledge of and adherence to each fund's objective and their vigilant focus on remaining true to it. In short, each of our portfolio manager's responsibility is to remain consistent in implementing their investment strategies, despite the market's fluctuations.

There's one more thing I want to address in this letter and that is, as of July 19, 2004, following a distinguished ten-year career at Schwab, Geri Hom, senior portfolio manager, has decided to retire. Jeff Mortimer, senior vice-president and chief investment officer, equities of Charles Schwab Investment Management, Inc., assumes Geri's responsibilities for overall management of the funds.

I expect these changes to be seamless to our shareholders, as SchwabFunds(R) has been and will continue to be managed by teams of seasoned professionals, who remain committed to their investing styles. We thank you for your trust in us as we help you reach your long- or short-term financial goals.

Sincerely,

/s/ Randall W. Merk


2 Schwab Equity Index Funds

[PHOTO OF GERI HOM AND LARRY MANO]

GERI HOM, a vice president and senior portfolio manager of the investment adviser, has overall responsibility for the management of the funds. Prior to joining the firm in 1995, she worked for nearly 15 years in equity management.

LARRY MANO, a director and a portfolio manager, is responsible for the day-to-day management of the Total Stock Market and International Index funds. Prior to joining the firm in 1998, he worked for 20 years in equity management.

THE ECONOMY AND THE MARKET

The economy, which had improved during the second half of 2003, picked up steam at the end of the year and continued to show signs of recovery through the current report period of November 1, 2003 through April 30, 2004. The securities market reflected the positive news through first-quarter 2004. During that time, the market started to bounce around a little, as evidenced by the volatility in the S&P 500(R) Index in February and March. Toward the end of the report period, in late April, the market fell precipitously and many of the funds' 2004 gains were lost. Nonetheless, its earlier performance was strong enough to push the broader market up 6.27% for the report period, as measured by the S&P 500(R) Index.

While the economy officially emerged from recession in 2001, the recovery didn't fully materialize until 2003. And it wasn't until late in 2003 when investors started buying companies with good solid fundamentals. During this time, both the manufacturing and services sectors exhibited strong growth. Capital spending showed signs of life amid rising corporate profits.

The economy continued to expand in 2004. Businesses added to their inventories, factory orders rose amid the pick-up in capital spending and production gained some strength. Retail sales continued to rise, despite a mid-quarter pause in the upward trend in consumer confidence, and higher commodity prices were holding. Mortgage refinancing activity, while still significant, started to show signs of waning as mortgage rates inched slightly upward. And finally, the last piece of the economic puzzle--job growth--began to exhibit solid growth.

On the currency front, the dollar rebounded from its lows, due to two reasons. First, the U. S. economy grew more than most other countries' economies did. The second reason is the expectation that interest rates will rise, which has served to stimulate inflows of foreign capital.

The Federal Reserve (Fed) left interest rates unchanged during the period. Inflation began to accelerate, alleviating Fed fears of possible deflation. Consequent expectations that the Fed would soon begin to raise interest rates weighed on markets toward the end of the period. Nevertheless, economic fundamentals remained sound. With delayed job growth underway, the economy was improving on all fronts. Strong


                                                     Schwab Equity Index Funds 3

MANAGEMENT'S DISCUSSION continued

      With delayed job growth underway, the economy was improving on all fronts. Strong personal income growth fueled consumer spending, despite higher oil prices and concerns about terrorism and the war in Iraq.

personal income growth fueled consumer spending, despite higher oil prices and concerns about terrorism and the war in Iraq. Business profits exhibited another strong quarterly gain and investment in equipment and inventories remained healthy. In sum, it appeared that the economy, indeed, was back on track.

THE FUNDS

The equities market started off strong at the beginning of the period that ran from November 1, 2003 through April 30, 2004. Toward the middle of first-quarter 2004, however, the market, as evidenced by the S&P 500(R) Index, became fairly volatile and bounced around until the end of April, when it dropped precipitously, giving up some of its earlier gains. Nonetheless, performance of all of the Equity Index Funds was positive over the report period, closely tracking their benchmarks.

The S&P 500(R) Index closed at 1107.30, up 6.27% for the period. First-quarter earnings came in very strong. As of the end of April, 410 of the 500 companies in the index had reported earnings, which were an average 8.4% higher than analysts' estimates.

ASSET CLASS PERFORMANCE COMPARISON % returns during the report period

This graph compares the performance of various asset classes during the report period. Final performance figures for the period are in the key below.

 6.27%  S&P 500(R) INDEX: measures U.S. large-cap stocks

 6.54%  RUSSELL 2000(R) INDEX: measures U.S. small-cap stocks

12.39% MSCI-EAFE(R) INDEX: measures (in U.S. dollars) large-cap stocks in Europe, Australasia and the Far East

 1.25%  LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX: measures the U.S. bond market

[LINE GRAPH]

                    Lehman Brothers
                    U.S. Aggregate             MSCI-EAFE(R)             Russell 2000(R)            S&P 500(R)
                      Bond Index                  Index                      Index                   Index
31-Oct-03                   0                         0                          0                       0
07-Nov-03               -0.63                      0.78                       2.82                    0.29
14-Nov-03                0.61                       1.8                       0.94                    0.08
21-Nov-03                0.86                      0.15                      -0.38                   -1.34
28-Nov-03                0.24                      2.22                       3.55                    0.88
05-Dec-03                0.95                       4.7                       2.14                    1.24
12-Dec-03                0.97                      5.04                        3.8                    2.48
19-Dec-03                 1.5                      6.46                       3.68                     3.9
26-Dec-03                1.53                      7.84                       5.21                    4.59
02-Jan-04                0.81                     10.98                        6.4                    5.85
09-Jan-04                2.16                     13.86                       9.14                    7.16
16-Jan-04                2.46                     12.31                      12.04                    8.89
23-Jan-04                2.33                     15.01                      13.13                    9.07
30-Jan-04                2.07                     11.77                      10.24                    8.12
06-Feb-04                2.35                     13.33                      10.89                    9.26
13-Feb-04                 2.8                     15.41                      11.12                    9.63
20-Feb-04                2.64                     15.13                      10.13                    9.49
27-Feb-04                3.18                     14.35                      11.23                    9.62
05-Mar-04                3.85                     16.17                       13.9                    10.8
12-Mar-04                4.12                     11.07                      10.77                    7.38
19-Mar-04                4.07                     13.01                       8.49                    6.36
26-Mar-04                3.88                     12.52                       8.91                     6.2
02-Apr-04                2.72                     16.39                      14.78                    9.47
09-Apr-04                2.62                     16.44                      13.73                    9.27
16-Apr-04                2.03                     15.04                      10.99                    8.83
23-Apr-04                1.51                     14.61                      12.39                    9.42
30-Apr-04                1.25                     12.39                       6.54                    6.27


These figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and you cannot invest in them directly. Remember that past performance is not an indication of future results.

Data source: Charles Schwab & Co., Inc.


4 Schwab Equity Index Funds

PERFORMANCE AT A GLANCE
Total return for the six months ended 4/30/04

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN MORE CURRENT PERFORMANCE INFORMATION, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

SCHWAB S&P 500 FUND
Investor Shares ........................        6.06%
Select Shares ..........................        6.16%
e.Shares ...............................        6.13%
Benchmark ..............................        6.27%

Performance Details ....................    pages 7-9

SCHWAB 1000 FUND
Investor Shares ........................        5.84%
Select Shares ..........................        5.89%
Benchmark ..............................        6.04%

Performance Details ....................  pages 11-12

SCHWAB SMALL-CAP INDEX FUND
Investor Shares ........................        4.07%
Select Shares ..........................        4.14%
Benchmark ..............................        4.16%

Performance Details ....................  pages 14-15

SCHWAB TOTAL STOCK MARKET INDEX FUND
Investor Shares ........................        6.35%
Select Shares ..........................        6.41%
Benchmark ..............................        6.40%

Performance Details ....................  pages 17-18

SCHWAB INTERNATIONAL INDEX FUND
Investor Shares ........................       11.61%
Select Shares ..........................       11.68%
Benchmark ..............................       12.06%

Performance Details ....................  pages 20-21

In terms of performance, the top industry, as measured by the S&P 500(R) Index, was energy, up 22.44% for the period, due in part to the soaring price of a barrel of oil. Coming in second was telecommunications services, which was up 12.38%, followed by the consumer staples industry, which grew 10.42%. The worst performing industry over the period was information technology, which was down 3.96%.

THE SCHWAB S&P 500 FUND was up 6.06% for the period, closely tracking the S&P 500(R) Index. While small cap led the way up until April, "bigger became better," as small-cap stocks' edge was replaced by large-cap stocks. The best performing sector was energy, which was up 22.44% for the period. The worst performing sector was information technology, down 3.96%.

THE SCHWAB 1000 FUND was up 5.84%, closely tracking its benchmark, the Schwab 1000 Index(R). The best performing sector was energy, which was up 22.44% for the report period. The weakest sector was information technology, which was down 3.96%.

THE SCHWAB SMALL-CAP INDEX FUND was up 4.07% for the period, closely tracking its benchmark, the Schwab Small-Cap Index(R). Small-cap stocks were in favor for most of the period, but lost much of their first-quarter sheen in April, when the market started to favor larger-cap stocks. The top performing sector was energy, which was up 34.57% for the period. Within the sector, crude-oil producers returned the most. Conversely, the weakest sector was telecommunications services, which was down 22.65%. Because the fund was underweight, however, it negatively impacted returns by only 0.22%.

SCHWAB TOTAL STOCK MARKET INDEX FUND was up 6.35%, closely tracking its benchmark, the Wilshire 5000 Total Market Index. The fund benefited from its exposure to small-cap stocks, which led the market for most of the report period. The best performing sector was energy, followed by health care and telecommunications.

  All fund and index figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly.

  Expenses may be partially absorbed by CSIM and Schwab. Without these reductions, the funds' total returns would have been lower. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

  Small company stocks are subject to greater volatility than other asset categories. Foreign securities can involve risks such as political and economic instability and currency risk.


                                                     Schwab Equity Index Funds 5

MANAGEMENT'S DISCUSSION continued

THE SCHWAB INTERNATIONAL INDEX FUND closely tracked its benchmark, the Schwab International Index(R). All countries in the index contributed positively to results, with Sweden, Spain and Italy being the strongest performers. The sectors of strength included energy, which was up 20.05%, and the utilities sector, which was up 18.05%. The weakest sectors, information technology, up 6.84%, and materials, up 6.64%, were still in positive territory for the period.

Nothing in this report represents a recommendation of a security by the investment adviser. Manager views and portfolio holdings may have changed since the report date.


6 Schwab Equity Index Funds

SCHWAB S&P 500 FUND

INVESTOR SHARES PERFORMANCE as of 4/30/04

PRE- AND POST-TAX AVERAGE ANNUAL TOTAL RETURNS 1,2

This bar chart compares pre-tax performance of the fund's Investor Shares with its benchmark and Morningstar category. The table below the chart shows two types of after-tax returns.

[BAR CHART]

                                                                        Fund Category:
                                           Fund:        Benchmark:       MORNINGSTAR
                                         INVESTOR      S&P 500(R)         LARGE-CAP
                                          SHARES         INDEX             BLEND
6 MONTHS                                    6.06%            6.27%          5.47%
1 YEAR                                     22.36%           22.88%         21.73%
5 YEARS                                    -2.56%           -2.26%         -1.84%
SINCE INCEPTION: 5/1/96                     8.06%            8.48%          6.97%

                                                6 MONTHS                1 YEAR                5 YEARS            SINCE INCEPTION
                                                --------                ------                -------            ---------------
                                                    MORNINGSTAR            MORNINGSTAR            MORNINGSTAR            MORNINGSTAR
                                          INVESTOR   LARGE-CAP   INVESTOR   LARGE-CAP   INVESTOR   LARGE-CAP   INVESTOR   LARGE-CAP
TOTAL RETURNS AFTER TAX                    SHARES      BLEND      SHARES      BLEND      SHARES      BLEND      SHARES      BLEND
------------------------------------------------------------------------------------------------------------------------------------
PRE-LIQUIDATION (still own shares)          5.86%      3.29%      22.13%      19.51%     -2.92%     -2.94%       7.68%       n/a
------------------------------------------------------------------------------------------------------------------------------------
POST-LIQUIDATION (shares were sold)         4.19%      2.29%      14.83%      12.89%     -2.35%     -2.05%       6.85%       n/a
------------------------------------------------------------------------------------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN MORE CURRENT PERFORMANCE INFORMATION, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT 2

This graph shows performance since inception of a hypothetical $10,000 investment in the fund's Investor Shares, compared with a similar investment in its benchmark.

$18,601  INVESTOR SHARES
$19,187  S&P 500(R) INDEX

[LINE GRAPH]

               Investor      S&P 500(R)
                Shares         Index
01-May-96       $10,000       $10,000
31-May-96       $10,250       $10,257
30-Jun-96       $10,290       $10,296
31-Jul-96        $9,840        $9,841
31-Aug-96       $10,040       $10,049
30-Sep-96       $10,600       $10,613
31-Oct-96       $10,880       $10,906
30-Nov-96       $11,690       $11,731
31-Dec-96       $11,462       $11,498
31-Jan-97       $12,157       $12,216
28-Feb-97       $12,248       $12,312
31-Mar-97       $11,744       $11,808
30-Apr-97       $12,430       $12,511
31-May-97       $13,186       $13,272
30-Jun-97       $13,760       $13,867
31-Jul-97       $14,849       $14,969
31-Aug-97       $14,012       $14,131
30-Sep-97       $14,778       $14,904
31-Oct-97       $14,284       $14,406
30-Nov-97       $14,930       $15,073
31-Dec-97       $15,184       $15,332
31-Jan-98       $15,357       $15,502
28-Feb-98       $16,455       $16,620
31-Mar-98       $17,289       $17,471
30-Apr-98       $17,452       $17,647
31-May-98       $17,147       $17,344
30-Jun-98       $17,838       $18,048
31-Jul-98       $17,645       $17,857
31-Aug-98       $15,092       $15,278
30-Sep-98       $16,058       $16,257
31-Oct-98       $17,340       $17,579
30-Nov-98       $18,387       $18,645
31-Dec-98       $19,443       $19,718
31-Jan-99       $20,253       $20,543
28-Feb-99       $19,617       $19,904
31-Mar-99       $20,397       $20,700
30-Apr-99       $21,176       $21,501
31-May-99       $20,663       $20,994
30-Jun-99       $21,812       $22,159
31-Jul-99       $21,125       $21,467
31-Aug-99       $21,012       $21,360
30-Sep-99       $20,428       $20,775
31-Oct-99       $21,709       $22,090
30-Nov-99       $22,150       $22,539
31-Dec-99       $23,448       $23,866
31-Jan-00       $22,266       $22,668
29-Feb-00       $21,841       $22,239
31-Mar-00       $23,967       $24,414
30-Apr-00       $23,241       $23,679
31-May-00       $22,753       $23,194
30-Jun-00       $23,313       $23,767
31-Jul-00       $22,940       $23,396
31-Aug-00       $24,361       $24,849
30-Sep-00       $23,075       $23,537
31-Oct-00       $22,971       $23,438
30-Nov-00       $21,156       $21,591
31-Dec-00       $21,261       $21,697
31-Jan-01       $22,014       $22,467
28-Feb-01       $19,996       $20,418
31-Mar-01       $18,730       $19,124
30-Apr-01       $20,174       $20,610
31-May-01       $20,310       $20,748
30-Jun-01       $19,808       $20,244
31-Jul-01       $19,609       $20,045
31-Aug-01       $18,375       $18,790
30-Sep-01       $16,890       $17,272
31-Oct-01       $17,204       $17,602
30-Nov-01       $18,521       $18,952
31-Dec-01       $18,678       $19,119
31-Jan-02       $18,403       $18,840
28-Feb-02       $18,044       $18,476
31-Mar-02       $18,710       $19,171
30-Apr-02       $17,579       $18,009
31-May-02       $17,442       $17,876
30-Jun-02       $16,195       $16,603
31-Jul-02       $14,938       $15,310
31-Aug-02       $15,023       $15,409
30-Sep-02       $13,396       $13,734
31-Oct-02       $14,568       $14,943
30-Nov-02       $15,424       $15,823
31-Dec-02       $14,516       $14,894
31-Jan-03       $14,130       $14,504
28-Feb-03       $13,915       $14,286
31-Mar-03       $14,044       $14,425
30-Apr-03       $15,202       $15,614
31-May-03       $15,995       $16,436
30-Jun-03       $16,188       $16,647
31-Jul-03       $16,478       $16,940
31-Aug-03       $16,788       $17,270
30-Sep-03       $16,606       $17,087
31-Oct-03       $17,539       $18,054
30-Nov-03       $17,689       $18,213
31-Dec-03       $18,601       $19,167
31-Jan-04       $18,938       $19,520
29-Feb-04       $19,199       $19,791
31-Mar-04       $18,906       $19,493
30-Apr-04       $18,601       $19,187

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Results for the report period are not annualized.

1 The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 4/30/04 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor's situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information: Morningstar, Inc. Some funds in this category may not use tax-efficient strategies.

2 Fund expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the fund's returns would have been lower.


                                                     Schwab Equity Index Funds 7

SCHWAB S&P 500 FUND

SELECT SHARES PERFORMANCE as of 4/30/04

PRE- AND POST-TAX AVERAGE ANNUAL TOTAL RETURNS 1,2

This bar chart compares pre-tax performance of the fund's Select Shares with its benchmark and Morningstar category. The table below the chart shows two types of after-tax returns.

[BAR CHART]


                                                                        Fund Category:
                                           Fund:         Benchmark:      MORNINGSTAR
                                          SELECT         S&P 500(R)       LARGE-CAP
                                          SHARES           INDEX            BLEND
6 MONTHS                                   6.16%              6.27%         5.47%
1 YEAR                                    22.59%             22.88%        21.73%
5 YEARS                                   -2.40%             -2.26%        -1.84%
SINCE INCEPTION: 5/19/97                   5.53%              5.72%         4.95%

                                                6 MONTHS                1 YEAR                5 YEARS            SINCE INCEPTION
                                                --------                ------                -------            ---------------
                                                    MORNINGSTAR            MORNINGSTAR            MORNINGSTAR            MORNINGSTAR
                                           SELECT    LARGE-CAP    SELECT    LARGE-CAP    SELECT    LARGE-CAP    SELECT    LARGE-CAP
TOTAL RETURNS AFTER TAX                    SHARES      BLEND      SHARES      BLEND      SHARES      BLEND      SHARES      BLEND
------------------------------------------------------------------------------------------------------------------------------------
PRE-LIQUIDATION (still own shares)          5.94%      3.29%      22.34%      19.51%     -2.81%     -2.94%       5.09%        n/a
------------------------------------------------------------------------------------------------------------------------------------
POST-LIQUIDATION (shares were sold)         4.28%      2.29%      15.01%      12.89%     -2.25%     -2.05%       4.54%        n/a
------------------------------------------------------------------------------------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN MORE CURRENT PERFORMANCE INFORMATION, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

PERFORMANCE OF A HYPOTHETICAL $50,000 INVESTMENT 2

This graph shows performance since inception of a hypothetical $50,000 investment (the minimum investment for this share class) in the fund's Select Shares, compared with a similar investment in its benchmark.

$72,695  SELECT SHARES
$73,627  S&P 500(R) INDEX

[LINE GRAPH]

               Select     S&P 500(R)
               Shares       Index
19-May-97      $50,000     $50,000
31-May-97      $50,935     $50,930
30-Jun-97      $53,190     $53,212
31-Jul-97      $57,395     $57,442
31-Aug-97      $54,165     $54,225
30-Sep-97      $57,120     $57,191
31-Oct-97      $55,215     $55,281
30-Nov-97      $57,745     $57,841
31-Dec-97      $58,745     $58,836
31-Jan-98      $59,375     $59,489
28-Feb-98      $63,660     $63,778
31-Mar-98      $66,880     $67,043
30-Apr-98      $67,550     $67,720
31-May-98      $66,370     $66,556
30-Jun-98      $69,040     $69,258
31-Jul-98      $68,295     $68,524
31-Aug-98      $58,435     $58,629
30-Sep-98      $62,165     $62,387
31-Oct-98      $67,155     $67,459
30-Nov-98      $71,245     $71,547
31-Dec-98      $75,340     $75,668
31-Jan-99      $78,475     $78,831
28-Feb-99      $76,015     $76,379
31-Mar-99      $79,030     $79,434
30-Apr-99      $82,085     $82,509
31-May-99      $80,140     $80,561
30-Jun-99      $84,545     $85,033
31-Jul-99      $81,885     $82,380
31-Aug-99      $81,490     $81,968
30-Sep-99      $79,230     $79,721
31-Oct-99      $84,230     $84,767
30-Nov-99      $85,935     $86,491
31-Dec-99      $91,000     $91,585
31-Jan-00      $86,420     $86,987
29-Feb-00      $84,770     $85,341
31-Mar-00      $93,050     $93,687
30-Apr-00      $90,235     $90,867
31-May-00      $88,350     $89,004
30-Jun-00      $90,515     $91,203
31-Jul-00      $89,110     $89,780
31-Aug-00      $94,655     $95,356
30-Sep-00      $89,635     $90,322
31-Oct-00      $89,230     $89,942
30-Nov-00      $82,200     $82,855
31-Dec-00      $82,655     $83,261
31-Jan-01      $85,540     $86,217
28-Feb-01      $77,745     $78,354
31-Mar-01      $72,835     $73,386
30-Apr-01      $78,480     $79,088
31-May-01      $78,965     $79,618
30-Jun-01      $77,055     $77,683
31-Jul-01      $76,285     $76,922
31-Aug-01      $71,500     $72,107
30-Sep-01      $65,735     $66,280
31-Oct-01      $66,955     $67,546
30-Nov-01      $72,065     $72,727
31-Dec-01      $72,700     $73,367
31-Jan-02      $71,635     $72,296
28-Feb-02      $70,240     $70,901
31-Mar-02      $72,865     $73,567
30-Apr-02      $68,430     $69,108
31-May-02      $67,940     $68,597
30-Jun-02      $63,095     $63,713
31-Jul-02      $58,170     $58,750
31-Aug-02      $58,580     $59,132
30-Sep-02      $52,175     $52,704
31-Oct-02      $56,775     $57,342
30-Nov-02      $60,140     $60,719
31-Dec-02      $56,585     $57,155
31-Jan-03      $55,085     $55,658
28-Feb-03      $54,250     $54,823
31-Mar-03      $54,790     $55,355
30-Apr-03      $59,300     $59,916
31-May-03      $62,430     $63,073
30-Jun-03      $63,180     $63,881
31-Jul-03      $64,305     $65,005
31-Aug-03      $65,560     $66,273
30-Sep-03      $64,850     $65,570
31-Oct-03      $68,480     $69,281
30-Nov-03      $69,065     $69,891
31-Dec-03      $72,695     $73,553
31-Jan-04      $74,010     $74,907
29-Feb-04      $75,025     $75,948
31-Mar-04      $73,880     $74,801
30-Apr-04      $72,695     $73,627

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Results for the report period are not annualized.

1 The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 4/30/04 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor's situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information: Morningstar, Inc. Some funds in this category may not use tax-efficient strategies.

2 Fund expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the fund's returns would have been lower.


8 Schwab Equity Index Funds

SCHWAB S&P 500 FUND

e.SHARES PERFORMANCE as of 4/30/04

PRE- AND POST-TAX AVERAGE ANNUAL TOTAL RETURNS 1,2

This bar chart compares pre-tax performance of the fund's e.Shares with its benchmark and Morningstar category. The table below the chart shows two types of after-tax returns.

[BAR CHART]

                                                                        Fund Category:
                                                         Benchmark:      MORNINGSTAR
                                           Fund:         S&P 500(R)       LARGE-CAP
                                         e.SHARES          INDEX            BLEND
6 MONTHS                                    6.13%             6.27%         5.47%
1 YEAR                                     22.52%            22.88%        21.73%
5 YEARS                                    -2.47%            -2.26%        -1.84%
SINCE INCEPTION: 5/1/96                     8.16%             8.48%         6.97%

                                              6 MONTHS                1 YEAR                5 YEARS            SINCE INCEPTION
                                              --------                ------                -------            ---------------
                                                    MORNINGSTAR            MORNINGSTAR            MORNINGSTAR            MORNINGSTAR
                                                     LARGE-CAP              LARGE-CAP              LARGE-CAP              LARGE-CAP
TOTAL RETURNS AFTER TAX                  e.SHARES      BLEND    e.SHARES      BLEND    e.SHARES      BLEND    e.SHARES      BLEND
------------------------------------------------------------------------------------------------------------------------------------
PRE-LIQUIDATION (still own shares)         5.91%       3.29%      22.27%      19.51%     -2.87%      -2.94%     7.74%        n/a
------------------------------------------------------------------------------------------------------------------------------------
POST-LIQUIDATION (shares were sold)        4.25%       2.29%      14.95%      12.89%     -2.30%      -2.05%     6.92%        n/a
------------------------------------------------------------------------------------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN MORE CURRENT PERFORMANCE INFORMATION, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT 2

This graph shows performance since inception of a hypothetical $10,000 investment in the fund's e.Shares, compared with a similar investment in its benchmark.

$18,738  e.SHARES
$19,187  S&P 500(R) INDEX

[LINE GRAPH]

                           S&P 500(R)
              e.Shares       Index
01-May-96     $10,000       $10,000
31-May-96     $10,250       $10,257
30-Jun-96     $10,290       $10,296
31-Jul-96      $9,840        $9,841
31-Aug-96     $10,050       $10,049
30-Sep-96     $10,600       $10,613
31-Oct-96     $10,890       $10,906
30-Nov-96     $11,710       $11,731
31-Dec-96     $11,473       $11,498
31-Jan-97     $12,179       $12,216
28-Feb-97     $12,270       $12,312
31-Mar-97     $11,766       $11,808
30-Apr-97     $12,452       $12,511
31-May-97     $13,209       $13,272
30-Jun-97     $13,794       $13,867
31-Jul-97     $14,873       $14,969
31-Aug-97     $14,036       $14,131
30-Sep-97     $14,803       $14,904
31-Oct-97     $14,318       $14,406
30-Nov-97     $14,964       $15,073
31-Dec-97     $15,227       $15,332
31-Jan-98     $15,390       $15,502
28-Feb-98     $16,490       $16,620
31-Mar-98     $17,336       $17,471
30-Apr-98     $17,499       $17,647
31-May-98     $17,193       $17,344
30-Jun-98     $17,886       $18,048
31-Jul-98     $17,692       $17,857
31-Aug-98     $15,136       $15,278
30-Sep-98     $16,103       $16,257
31-Oct-98     $17,397       $17,579
30-Nov-98     $18,446       $18,645
31-Dec-98     $19,504       $19,718
31-Jan-99     $20,316       $20,543
28-Feb-99     $19,679       $19,904
31-Mar-99     $20,459       $20,700
30-Apr-99     $21,240       $21,501
31-May-99     $20,737       $20,994
30-Jun-99     $21,878       $22,159
31-Jul-99     $21,199       $21,467
31-Aug-99     $21,086       $21,360
30-Sep-99     $20,501       $20,775
31-Oct-99     $21,795       $22,090
30-Nov-99     $22,227       $22,539
31-Dec-99     $23,536       $23,866
31-Jan-00     $22,350       $22,668
29-Feb-00     $21,924       $22,239
31-Mar-00     $24,057       $24,414
30-Apr-00     $23,328       $23,679
31-May-00     $22,850       $23,194
30-Jun-00     $23,401       $23,767
31-Jul-00     $23,037       $23,396
31-Aug-00     $24,462       $24,849
30-Sep-00     $23,172       $23,537
31-Oct-00     $23,068       $23,438
30-Nov-00     $21,247       $21,591
31-Dec-00     $21,364       $21,697
31-Jan-01     $22,110       $22,467
28-Feb-01     $20,092       $20,418
31-Mar-01     $18,821       $19,124
30-Apr-01     $20,271       $20,610
31-May-01     $20,407       $20,748
30-Jun-01     $19,903       $20,244
31-Jul-01     $19,703       $20,045
31-Aug-01     $18,463       $18,790
30-Sep-01     $16,971       $17,272
31-Oct-01     $17,297       $17,602
30-Nov-01     $18,610       $18,952
31-Dec-01     $18,768       $19,119
31-Jan-02     $18,492       $18,840
28-Feb-02     $18,141       $18,476
31-Mar-02     $18,810       $19,171
30-Apr-02     $17,674       $18,009
31-May-02     $17,536       $17,876
30-Jun-02     $16,282       $16,603
31-Jul-02     $15,019       $15,310
31-Aug-02     $15,114       $15,409
30-Sep-02     $13,468       $13,734
31-Oct-02     $14,647       $14,943
30-Nov-02     $15,507       $15,823
31-Dec-02     $14,593       $14,894
31-Jan-03     $14,216       $14,504
28-Feb-03     $14,000       $14,286
31-Mar-03     $14,129       $14,425
30-Apr-03     $15,294       $15,614
31-May-03     $16,092       $16,436
30-Jun-03     $16,297       $16,647
31-Jul-03     $16,578       $16,940
31-Aug-03     $16,890       $17,270
30-Sep-03     $16,707       $17,087
31-Oct-03     $17,656       $18,054
30-Nov-03     $17,807       $18,213
31-Dec-03     $18,727       $19,167
31-Jan-04     $19,066       $19,520
29-Feb-04     $19,328       $19,791
31-Mar-04     $19,033       $19,493
30-Apr-04     $18,738       $19,187

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Results for the report period are not annualized.

1 The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 4/30/04 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor's situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information: Morningstar, Inc. Some funds in this category may not use tax-efficient strategies.

2 Fund expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the fund's returns would have been lower.


                                                     Schwab Equity Index Funds 9

SCHWAB S&P 500 FUND

FUND FACTS as of 4/30/04

STYLE ASSESSMENT 1

[GRAPHIC]

                      INVESTMENT STYLE
                Value       Blend      Growth
MARKET CAP
 Large           / /         /X/        / /
 Medium          / /         / /        / /
 Small           / /         / /        / /

STATISTICS

--------------------------------------------------------------------------------
NUMBER OF HOLDINGS                                                          501
--------------------------------------------------------------------------------
WEIGHTED AVERAGE MARKET CAP ($ x 1,000,000)                             $89,407
--------------------------------------------------------------------------------
PRICE/EARNINGS RATIO (P/E)                                                 20.4
--------------------------------------------------------------------------------
PRICE/BOOK RATIO (P/B)                                                      3.1
--------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE 2                                                     2%
--------------------------------------------------------------------------------

TOP HOLDINGS 3

                                                                        % OF
SECURITY                                                             NET ASSETS
--------------------------------------------------------------------------------
(1)  GENERAL ELECTRIC CO.                                               3.0%
--------------------------------------------------------------------------------
(2)  MICROSOFT CORP.                                                    2.7%
--------------------------------------------------------------------------------
(3)  EXXON MOBIL CORP.                                                  2.7%
--------------------------------------------------------------------------------
(4)  PFIZER, INC.                                                       2.6%
--------------------------------------------------------------------------------
(5)  CITIGROUP, INC.                                                    2.4%
--------------------------------------------------------------------------------
(6)  WAL-MART STORES, INC.                                              2.4%
--------------------------------------------------------------------------------
(7)  AMERICAN INTERNATIONAL GROUP, INC.                                 1.8%
--------------------------------------------------------------------------------
(8)  INTEL CORP.                                                        1.6%
--------------------------------------------------------------------------------
(9)  BANK OF AMERICA CORP.                                              1.6%
--------------------------------------------------------------------------------
(10) JOHNSON & JOHNSON                                                  1.6%
--------------------------------------------------------------------------------
     TOTAL                                                             22.4%

SECTOR WEIGHTINGS % of Portfolio

This chart shows the fund's sector composition as of the report date. A sector is a portion of the overall stock market that is made up of industries whose business components share similar characteristics.

[PIE CHART]

31.7% CONSUMER NON-DURABLES
21.0% FINANCE
18.9% TECHNOLOGY
 7.1% MATERIALS & SERVICES
 6.3% ENERGY
 6.1% UTILITIES
 4.6% CAPITAL GOODS
 1.7% CONSUMER DURABLES
 1.6% TRANSPORTATION
 1.0% OTHER

  Portfolio holdings may have changed since the report date.

1 Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund's market capitalization placement is determined by the geometric mean of its holdings' market capitalizations. The assessment reflects the fund's portfolio as of 4/30/04, which may have changed since then, and is not a precise indication of risk or performance--past, present, or future.

2 Not annualized.

3 This list is not a recommendation of any security by the investment adviser.


10 Schwab Equity Index Funds

SCHWAB 1000 FUND

INVESTOR SHARES PERFORMANCE as of 4/30/04

PRE- AND POST-TAX AVERAGE ANNUAL TOTAL RETURNS 1,2

This bar chart compares pre-tax performance of the fund's Investor Shares with its benchmark and Morningstar category. The table below the chart shows two types of after-tax returns.

[BAR CHART]

                                                                       Fund Category:
                                         Fund:        Benchmark:        MORNINGSTAR
                                       INVESTOR      SCHWAB 1000         LARGE-CAP
                                        SHARES         INDEX(R)            BLEND
6 MONTHS                                  5.84%            6.04%          5.47%
1 YEAR                                   22.99%           23.59%         21.73%
5 YEARS                                  -1.84%           -1.58%         -1.84%
10 YEARS                                 10.98%           11.40%          9.59%

                                                6 MONTHS                1 YEAR                5 YEARS               10 YEARS
                                                --------                ------                -------               --------
                                                    MORNINGSTAR            MORNINGSTAR            MORNINGSTAR            MORNINGSTAR
                                          INVESTOR   LARGE-CAP   INVESTOR   LARGE-CAP   INVESTOR   LARGE-CAP   INVESTOR   LARGE-CAP
TOTAL RETURNS AFTER TAX                    SHARES      BLEND      SHARES      BLEND      SHARES      BLEND      SHARES      BLEND
------------------------------------------------------------------------------------------------------------------------------------
PRE-LIQUIDATION (still own shares)          5.66%      3.29%      22.79%      19.51%      -2.14%    -2.94%      10.53%      7.76%
------------------------------------------------------------------------------------------------------------------------------------
POST-LIQUIDATION (shares were sold)         4.02%      2.29%      15.21%      12.89%      -1.72%    -2.05%       9.53%      7.51%
------------------------------------------------------------------------------------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN MORE CURRENT PERFORMANCE INFORMATION, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT 2

This graph shows performance over ten years of a hypothetical $10,000 investment in the fund's Investor Shares, compared with a similar investment in its benchmark and an additional index.

$28,363  INVESTOR SHARES
$29,450  SCHWAB 1000 INDEX(R)
$29,325  S&P 500(R) INDEX

[LINE GRAPH]

               Investor      Schwab 1000      S&P 500(R)
                Shares         Index(R)         Index
30-Apr-94       $10,000        $10,000         $10,000
31-May-94       $10,121        $10,122         $10,163
30-Jun-94        $9,847         $9,851          $9,914
31-Jul-94       $10,163        $10,174         $10,239
31-Aug-94       $10,592        $10,616         $10,658
30-Sep-94       $10,350        $10,374         $10,398
31-Oct-94       $10,552        $10,577         $10,631
30-Nov-94       $10,171        $10,198         $10,244
31-Dec-94       $10,293        $10,331         $10,395
31-Jan-95       $10,556        $10,597         $10,665
28-Feb-95       $10,973        $11,031         $11,080
31-Mar-95       $11,260        $11,327         $11,406
30-Apr-95       $11,538        $11,613         $11,742
31-May-95       $11,956        $12,043         $12,210
30-Jun-95       $12,275        $12,374         $12,494
31-Jul-95       $12,742        $12,840         $12,907
31-Aug-95       $12,840        $12,941         $12,939
30-Sep-95       $13,348        $13,469         $13,485
31-Oct-95       $13,283        $13,402         $13,437
30-Nov-95       $13,856        $13,992         $14,025
31-Dec-95       $14,061        $14,201         $14,296
31-Jan-96       $14,477        $14,633         $14,782
29-Feb-96       $14,692        $14,850         $14,920
31-Mar-96       $14,825        $14,994         $15,063
30-Apr-96       $15,074        $15,249         $15,284
31-May-96       $15,431        $15,618         $15,677
30-Jun-96       $15,390        $15,593         $15,737
31-Jul-96       $14,659        $14,853         $15,041
31-Aug-96       $15,058        $15,253         $15,358
30-Sep-96       $15,896        $16,108         $16,222
31-Oct-96       $16,220        $16,433         $16,669
30-Nov-96       $17,390        $17,624         $17,929
31-Dec-96       $17,096        $17,337         $17,574
31-Jan-97       $18,079        $18,341         $18,671
28-Feb-97       $18,146        $18,406         $18,818
31-Mar-97       $17,339        $17,603         $18,047
30-Apr-97       $18,272        $18,532         $19,123
31-May-97       $19,432        $19,729         $20,285
30-Jun-97       $20,239        $20,563         $21,194
31-Jul-97       $21,878        $22,223         $22,879
31-Aug-97       $20,827        $21,173         $21,598
30-Sep-97       $21,945        $22,311         $22,779
31-Oct-97       $21,222        $21,579         $22,018
30-Nov-97       $22,113        $22,499         $23,038
31-Dec-97       $22,553        $22,949         $23,434
31-Jan-98       $22,714        $23,126         $23,694
28-Feb-98       $24,387        $24,851         $25,402
31-Mar-98       $25,626        $26,137         $26,703
30-Apr-98       $25,890        $26,423         $26,973
31-May-98       $25,321        $25,845         $26,509
30-Jun-98       $26,340        $26,883         $27,585
31-Jul-98       $25,974        $26,507         $27,293
31-Aug-98       $22,094        $22,549         $23,352
30-Sep-98       $23,520        $24,024         $24,848
31-Oct-98       $25,388        $25,966         $26,869
30-Nov-98       $26,967        $27,587         $28,497
31-Dec-98       $28,678        $29,334         $30,138
31-Jan-99       $29,764        $30,448         $31,398
28-Feb-99       $28,763        $29,458         $30,421
31-Mar-99       $29,918        $30,632         $31,638
30-Apr-99       $31,133        $31,896         $32,863
31-May-99       $30,415        $31,169         $32,087
30-Jun-99       $31,929        $32,746         $33,868
31-Jul-99       $30,911        $31,703         $32,811
31-Aug-99       $30,612        $31,443         $32,647
30-Sep-99       $29,798        $30,508         $31,752
31-Oct-99       $31,767        $32,566         $33,762
30-Nov-99       $32,538        $33,326         $34,449
31-Dec-99       $34,701        $35,559         $36,478
31-Jan-00       $33,072        $33,903         $34,647
29-Feb-00       $33,081        $33,947         $33,991
31-Mar-00       $35,941        $36,900         $37,315
30-Apr-00       $34,588        $35,514         $36,192
31-May-00       $33,684        $34,590         $35,450
30-Jun-00       $34,588        $35,537         $36,326
31-Jul-00       $34,080        $34,992         $35,759
31-Aug-00       $36,389        $37,371         $37,980
30-Sep-00       $34,709        $35,645         $35,975
31-Oct-00       $34,416        $35,360         $35,824
30-Nov-00       $31,478        $32,346         $33,001
31-Dec-00       $31,851        $32,721         $33,162
31-Jan-01       $32,934        $33,812         $34,340
28-Feb-01       $29,882        $30,679         $31,208
31-Mar-01       $27,845        $28,592         $29,229
30-Apr-01       $30,116        $30,941         $31,500
31-May-01       $30,307        $31,144         $31,711
30-Jun-01       $29,639        $30,464         $30,941
31-Jul-01       $29,240        $30,065         $30,638
31-Aug-01       $27,376        $28,158         $28,720
30-Sep-01       $25,078        $25,798         $26,399
31-Oct-01       $25,641        $26,387         $26,903
30-Nov-01       $27,601        $28,408         $28,967
31-Dec-01       $27,947        $28,773         $29,222
31-Jan-02       $27,623        $28,446         $28,795
28-Feb-02       $27,089        $27,905         $28,239
31-Mar-02       $28,174        $29,032         $29,301
30-Apr-02       $26,644        $27,462         $27,526
31-May-02       $26,390        $27,205         $27,322
30-Jun-02       $24,483        $25,240         $25,377
31-Jul-02       $22,646        $23,351         $23,400
31-Aug-02       $22,786        $23,502         $23,552
30-Sep-02       $20,415        $21,060         $20,992
31-Oct-02       $22,086        $22,794         $22,839
30-Nov-02       $23,363        $24,115         $24,184
31-Dec-02       $22,024        $22,736         $22,765
31-Jan-03       $21,475        $22,182         $22,168
28-Feb-03       $21,121        $21,820         $21,836
31-Mar-03       $21,359        $22,067         $22,047
30-Apr-03       $23,061        $23,830         $23,864
31-May-03       $24,309        $25,138         $25,122
30-Jun-03       $24,619        $25,467         $25,443
31-Jul-03       $25,116        $25,988         $25,891
31-Aug-03       $25,630        $26,538         $26,396
30-Sep-03       $25,328        $26,238         $26,116
31-Oct-03       $26,799        $27,772         $27,594
30-Nov-03       $27,100        $28,089         $27,837
31-Dec-03       $28,354        $29,401         $29,296
31-Jan-04       $28,856        $29,933         $29,835
29-Feb-04       $29,268        $30,376         $30,250
31-Mar-04       $28,892        $29,991         $29,793
30-Apr-04       $28,363        $29,450         $29,325

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Results for the report period are not annualized.

1 The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 4/30/04 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor's situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information: Morningstar, Inc. Some funds in this category may not use tax-efficient strategies.

2 Fund expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the fund's returns would have been lower.


                                                    Schwab Equity Index Funds 11

SCHWAB 1000 FUND

SELECT SHARES PERFORMANCE as of 4/30/04

PRE- AND POST-TAX AVERAGE ANNUAL TOTAL RETURNS 1,2

This bar chart compares pre-tax performance of the fund's Select Shares with its benchmark and Morningstar category. The table below the chart shows two types of after-tax returns.

[BAR CHART]

                                                                      Fund Category:
                                        Fund:        Benchmark:        MORNINGSTAR
                                       SELECT       SCHWAB 1000         LARGE-CAP
                                       SHARES         INDEX(R)            BLEND
6 MONTHS                                5.89%             6.04%           5.47%
1 YEAR                                 23.19%            23.59%          21.73%
5 YEARS                                -1.72%            -1.58%          -1.84%
SINCE INCEPTION: 5/19/97                6.04%             6.25%           4.95%


                                                6 MONTHS                1 YEAR                5 YEARS            SINCE INCEPTION
                                                --------                ------                -------            ---------------
                                                    MORNINGSTAR            MORNINGSTAR            MORNINGSTAR            MORNINGSTAR
                                           SELECT    LARGE-CAP    SELECT    LARGE-CAP    SELECT    LARGE-CAP    SELECT    LARGE-CAP
TOTAL RETURNS AFTER TAX                    SHARES      BLEND      SHARES      BLEND      SHARES      BLEND      SHARES      BLEND
------------------------------------------------------------------------------------------------------------------------------------
PRE-LIQUIDATION (still own shares)         5.70%       3.29%      22.96%      19.51%     -2.07%      -2.94%      5.65%       n/a
------------------------------------------------------------------------------------------------------------------------------------
POST-LIQUIDATION (shares were sold)        4.08%       2.29%      15.36%      12.89%     -1.65%      -2.05%      5.02%       n/a
------------------------------------------------------------------------------------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN MORE CURRENT PERFORMANCE INFORMATION, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

PERFORMANCE OF A HYPOTHETICAL $50,000 INVESTMENT 2

This graph shows performance since inception of a hypothetical $50,000 investment (the minimum investment for this share class) in the fund's Select Shares, compared with a similar investment in its benchmark and an additional index.

$75,175  SELECT SHARES
$76,223  SCHWAB 1000 INDEX(R)
$73,627  S&P 500(R) INDEX

[LINE GRAPH]

               Select      Schwab 1000      S&P 500(R)
               Shares        Index(R)        Index
19-May-97      $50,000       $50,000        $50,000
31-May-97      $51,040       $51,064        $50,930
30-Jun-97      $53,180       $53,222        $53,212
31-Jul-97      $57,490       $57,518        $57,442
31-Aug-97      $54,750       $54,801        $54,225
30-Sep-97      $57,685       $57,746        $57,191
31-Oct-97      $55,785       $55,851        $55,281
30-Nov-97      $58,150       $58,233        $57,841
31-Dec-97      $59,325       $59,398        $58,836
31-Jan-98      $59,725       $59,855        $59,489
28-Feb-98      $64,145       $64,318        $63,778
31-Mar-98      $67,405       $67,648        $67,043
30-Apr-98      $68,100       $68,387        $67,720
31-May-98      $66,625       $66,893        $66,556
30-Jun-98      $69,305       $69,578        $69,258
31-Jul-98      $68,345       $68,606        $68,524
31-Aug-98      $58,140       $58,362        $58,629
30-Sep-98      $61,915       $62,179        $62,387
31-Oct-98      $66,825       $67,206        $67,459
30-Nov-98      $71,000       $71,400        $71,547
31-Dec-98      $75,505       $75,922        $75,668
31-Jan-99      $78,385       $78,805        $78,831
28-Feb-99      $75,750       $76,244        $76,379
31-Mar-99      $78,795       $79,282        $79,434
30-Apr-99      $82,015       $82,553        $82,509
31-May-99      $80,120       $80,671        $80,561
30-Jun-99      $84,110       $84,753        $85,033
31-Jul-99      $81,450       $82,052        $82,380
31-Aug-99      $80,665       $81,380        $81,968
30-Sep-99      $78,545       $78,960        $79,721
31-Oct-99      $83,725       $84,287        $84,767
30-Nov-99      $85,755       $86,255        $86,491
31-Dec-99      $91,470       $92,034        $91,585
31-Jan-00      $87,180       $87,747        $86,987
29-Feb-00      $87,225       $87,861        $85,341
31-Mar-00      $94,765       $95,504        $93,687
30-Apr-00      $91,200       $91,917        $90,867
31-May-00      $88,835       $89,525        $89,004
30-Jun-00      $91,220       $91,977        $91,203
31-Jul-00      $89,905       $90,566        $89,780
31-Aug-00      $95,990       $96,722        $95,356
30-Sep-00      $91,585       $92,255        $90,322
31-Oct-00      $90,810       $91,519        $89,942
30-Nov-00      $83,065       $83,717        $82,855
31-Dec-00      $84,050       $84,689        $83,261
31-Jan-01      $86,935       $87,511        $86,217
28-Feb-01      $78,875       $79,404        $78,354
31-Mar-01      $73,515       $74,002        $73,386
30-Apr-01      $79,515       $80,081        $79,088
31-May-01      $80,020       $80,608        $79,618
30-Jun-01      $78,280       $78,847        $77,683
31-Jul-01      $77,225       $77,815        $76,922
31-Aug-01      $72,325       $72,879        $72,107
30-Sep-01      $66,255       $66,771        $66,280
31-Oct-01      $67,745       $68,296        $67,546
30-Nov-01      $72,920       $73,526        $72,727
31-Dec-01      $73,845       $74,470        $73,367
31-Jan-02      $72,990       $73,622        $72,296
28-Feb-02      $71,600       $72,223        $70,901
31-Mar-02      $74,445       $75,140        $73,567
30-Apr-02      $70,445       $71,078        $69,108
31-May-02      $69,775       $70,413        $68,597
30-Jun-02      $64,710       $65,326        $63,713
31-Jul-02      $59,875       $60,436        $58,750
31-Aug-02      $60,245       $60,827        $59,132
30-Sep-02      $53,980       $54,506        $52,704
31-Oct-02      $58,420       $58,995        $57,342
30-Nov-02      $61,795       $62,414        $60,719
31-Dec-02      $58,255       $58,846        $57,155
31-Jan-03      $56,805       $57,410        $55,658
28-Feb-03      $55,865       $56,475        $54,823
31-Mar-03      $56,500       $57,115        $55,355
30-Apr-03      $61,025       $61,676        $59,916
31-May-03      $64,355       $65,062        $63,073
30-Jun-03      $65,175       $65,913        $63,881
31-Jul-03      $66,490       $67,261        $65,005
31-Aug-03      $67,875       $68,686        $66,273
30-Sep-03      $67,075       $67,908        $65,570
31-Oct-03      $70,990       $71,880        $69,281
30-Nov-03      $71,790       $72,699        $69,891
31-Dec-03      $75,105       $76,095        $73,553
31-Jan-04      $76,455       $77,473        $74,907
29-Feb-04      $77,550       $78,618        $75,948
31-Mar-04      $76,550       $77,622        $74,801
30-Apr-04      $75,175       $76,223        $73,627

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Results for the report period are not annualized.

1 The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 4/30/04 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor's situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information: Morningstar, Inc. Some funds in this category may not use tax-efficient strategies.

2 Fund expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the fund's returns would have been lower.


12 Schwab Equity Index Funds

SCHWAB 1000 FUND

FUND FACTS as of 4/30/04

STYLE ASSESSMENT 1

[GRAPHIC]

                      INVESTMENT STYLE
                Value      Blend      Growth
MARKET CAP
 Large           / /         /X/        / /
 Medium          / /         / /        / /
 Small           / /         / /        / /

STATISTICS

--------------------------------------------------------------------------------
NUMBER OF HOLDINGS                                                          996
--------------------------------------------------------------------------------
WEIGHTED AVERAGE MARKET CAP ($ x 1,000,000)                             $79,389
--------------------------------------------------------------------------------
PRICE/EARNINGS RATIO (P/E)                                                 21.0
--------------------------------------------------------------------------------
PRICE/BOOK RATIO (P/B)                                                      2.9
--------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE 2                                                     3%
--------------------------------------------------------------------------------

TOP HOLDINGS 3

                                                                         % OF
SECURITY                                                              NET ASSETS
--------------------------------------------------------------------------------
(1)  GENERAL ELECTRIC CO.                                                2.6%
--------------------------------------------------------------------------------
(2)  MICROSOFT CORP.                                                     2.4%
--------------------------------------------------------------------------------
(3)  EXXON MOBIL CORP.                                                   2.4%
--------------------------------------------------------------------------------
(4)  PFIZER, INC.                                                        2.3%
--------------------------------------------------------------------------------
(5)  CITIGROUP, INC.                                                     2.1%
--------------------------------------------------------------------------------
(6)  WAL-MART STORES, INC.                                               2.1%
--------------------------------------------------------------------------------
(7)  AMERICAN INTERNATIONAL GROUP, INC.                                  1.6%
--------------------------------------------------------------------------------
(8)  INTEL CORP.                                                         1.4%
--------------------------------------------------------------------------------
(9)  BANK OF AMERICA CORP.                                               1.4%
--------------------------------------------------------------------------------
(10) JOHNSON & JOHNSON                                                   1.4%
--------------------------------------------------------------------------------
     TOTAL                                                              19.7%

SECTOR WEIGHTINGS % of Portfolio

This chart shows the fund's sector composition as of the report date. A sector is a portion of the overall stock market that is made up of industries whose business components share similar characteristics.

[PIE CHART]

31.5% CONSUMER NON-DURABLES
22.5% FINANCE
18.2% TECHNOLOGY
 7.8% MATERIALS & SERVICES
 6.2% UTILITIES
 5.9% ENERGY
 4.4% CAPITAL GOODS
 1.9% CONSUMER DURABLES
 1.6% TRANSPORTATION

  Portfolio holdings may have changed since the report date.

1 Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund's market capitalization placement is determined by the geometric mean of its holdings' market capitalizations. The assessment reflects the fund's portfolio as of 4/30/04, which may have changed since then, and is not a precise indication of risk or performance--past, present, or future.

2 Not annualized.

3 This list is not a recommendation of any security by the investment adviser.


                                                    Schwab Equity Index Funds 13

SCHWAB SMALL-CAP INDEX FUND

INVESTOR SHARES PERFORMANCE as of 4/30/04

PRE- AND POST-TAX AVERAGE ANNUAL TOTAL RETURNS 1

This bar chart compares pre-tax performance of the fund's Investor Shares with its benchmark and Morningstar category. The table below the chart shows two types of after-tax returns.

[BAR CHART]

                                                      Benchmark:     Fund Catergory:
                                          Fund:         SCHWAB         MORNINGSTAR
                                        INVESTOR      SMALL-CAP         SMALL-CAP
                                         SHARES        INDEX(R)           BLEND
6 MONTHS                                   4.07%           4.16%           8.17%
1 YEAR                                    37.21%          37.51%          41.00%
5 YEARS                                    6.83%           7.05%          11.32%
10 YEARS                                   9.68%          10.59%          11.28%

                                                6 MONTHS                1 YEAR                5 YEARS               10 YEARS
                                                --------                ------                -------               --------
                                                   MORNINGSTAR            MORNINGSTAR            MORNINGSTAR            MORNINGSTAR
                                          INVESTOR   SMALL-CAP   INVESTOR   SMALL-CAP   INVESTOR   SMALL-CAP   INVESTOR   SMALL-CAP
TOTAL RETURNS AFTER TAX                    SHARES      BLEND      SHARES      BLEND      SHARES      BLEND      SHARES      BLEND
------------------------------------------------------------------------------------------------------------------------------------
PRE-LIQUIDATION (still own shares)          3.98%      6.10%      37.09%      38.77%      5.75%       9.99%      8.91%      9.27%
------------------------------------------------------------------------------------------------------------------------------------
POST-LIQUIDATION (shares were sold)         2.77%      4.41%      24.35%      25.79%      5.34%       9.14%      8.20%      8.91%
------------------------------------------------------------------------------------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN MORE CURRENT PERFORMANCE INFORMATION, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT 2

This graph shows performance over ten years of a hypothetical $10,000 investment in the fund's Investor Shares, compared with a similar investment in its benchmark and an additional index.

$25,200  INVESTOR SHARES
$27,376  SCHWAB SMALL-CAP INDEX(R)
$25,458  RUSSELL 2000(R) INDEX

[LINE GRAPH]

                               Schwab       Russell
               Investor      Small-Cap      2000(R)
                Shares        Index(R)       Index
30-Apr-94       $10,000       $10,000       $10,000
31-May-94        $9,856        $9,842        $9,887
30-Jun-94        $9,569        $9,565        $9,554
31-Jul-94        $9,733        $9,763        $9,710
31-Aug-94       $10,390       $10,408       $10,251
30-Sep-94       $10,349       $10,349       $10,217
31-Oct-94       $10,318       $10,306       $10,176
30-Nov-94        $9,908        $9,918        $9,765
31-Dec-94       $10,090       $10,155       $10,026
31-Jan-95        $9,976        $9,990        $9,900
28-Feb-95       $10,337       $10,388       $10,312
31-Mar-95       $10,596       $10,604       $10,488
30-Apr-95       $10,833       $10,836       $10,721
31-May-95       $10,988       $10,977       $10,905
30-Jun-95       $11,495       $11,532       $11,471
31-Jul-95       $12,166       $12,207       $12,132
31-Aug-95       $12,382       $12,460       $12,383
30-Sep-95       $12,620       $12,704       $12,605
31-Oct-95       $12,083       $12,094       $12,041
30-Nov-95       $12,641       $12,675       $12,547
31-Dec-95       $12,880       $12,980       $12,878
31-Jan-96       $12,807       $12,947       $12,864
29-Feb-96       $13,295       $13,467       $13,266
31-Mar-96       $13,503       $13,701       $13,536
30-Apr-96       $14,251       $14,426       $14,260
31-May-96       $14,748       $14,920       $14,822
30-Jun-96       $14,198       $14,443       $14,213
31-Jul-96       $12,963       $13,277       $12,972
31-Aug-96       $13,752       $14,120       $13,726
30-Sep-96       $14,364       $14,639       $14,263
31-Oct-96       $14,105       $14,388       $14,043
30-Nov-96       $14,707       $14,961       $14,622
31-Dec-96       $14,875       $15,239       $15,005
31-Jan-97       $15,272       $15,599       $15,305
28-Feb-97       $14,740       $15,219       $14,934
31-Mar-97       $13,999       $14,478       $14,229
30-Apr-97       $14,104       $14,521       $14,269
31-May-97       $15,772       $16,299       $15,856
30-Jun-97       $16,533       $17,141       $16,536
31-Jul-97       $17,648       $18,119       $17,305
31-Aug-97       $17,982       $18,526       $17,701
30-Sep-97       $19,327       $19,980       $18,997
31-Oct-97       $18,482       $19,108       $18,163
30-Nov-97       $18,294       $18,934       $18,045
31-Dec-97       $18,697       $19,330       $18,361
31-Jan-98       $18,237       $19,026       $18,071
28-Feb-98       $19,681       $20,600       $19,406
31-Mar-98       $20,549       $21,528       $20,206
30-Apr-98       $20,654       $21,675       $20,317
31-May-98       $19,409       $20,401       $19,222
30-Jun-98       $19,440       $20,459       $19,262
31-Jul-98       $17,913       $18,885       $17,702
31-Aug-98       $14,418       $15,244       $14,264
30-Sep-98       $15,370       $16,200       $15,381
31-Oct-98       $16,102       $16,968       $16,009
30-Nov-98       $16,950       $17,848       $16,848
31-Dec-98       $18,029       $19,009       $17,890
31-Jan-99       $18,063       $19,092       $18,128
28-Feb-99       $16,553       $17,496       $16,660
31-Mar-99       $16,786       $17,831       $16,920
30-Apr-99       $18,107       $19,462       $18,436
31-May-99       $18,429       $19,802       $18,705
30-Jun-99       $19,449       $21,100       $19,551
31-Jul-99       $19,349       $20,934       $19,015
31-Aug-99       $18,772       $20,344       $18,311
30-Sep-99       $18,961       $20,517       $18,315
31-Oct-99       $19,316       $20,855       $18,390
30-Nov-99       $20,514       $22,158       $19,488
31-Dec-99       $22,391       $24,269       $21,694
31-Jan-00       $21,547       $23,362       $21,345
29-Feb-00       $24,403       $26,418       $24,869
31-Mar-00       $23,659       $25,726       $23,230
30-Apr-00       $22,491       $24,482       $21,831
31-May-00       $21,433       $23,295       $20,559
30-Jun-00       $23,248       $25,241       $22,351
31-Jul-00       $22,325       $24,261       $21,632
31-Aug-00       $24,570       $26,699       $23,282
30-Sep-00       $23,826       $25,885       $22,598
31-Oct-00       $23,414       $25,411       $21,590
30-Nov-00       $21,168       $22,992       $19,373
31-Dec-00       $23,227       $25,220       $21,037
31-Jan-01       $23,606       $25,559       $22,133
28-Feb-01       $21,823       $23,631       $20,681
31-Mar-01       $20,836       $22,563       $19,669
30-Apr-01       $22,506       $24,392       $21,208
31-May-01       $23,113       $25,046       $21,729
30-Jun-01       $24,139       $26,167       $22,479
31-Jul-01       $23,050       $25,004       $21,263
31-Aug-01       $22,405       $24,296       $20,576
30-Sep-01       $19,242       $20,873       $17,807
31-Oct-01       $20,217       $21,918       $18,848
30-Nov-01       $21,696       $23,534       $20,307
31-Dec-01       $23,019       $24,952       $21,560
31-Jan-02       $22,190       $24,024       $21,336
28-Feb-02       $21,401       $23,169       $20,751
31-Mar-02       $23,256       $25,191       $22,420
30-Apr-02       $23,137       $25,056       $22,624
31-May-02       $22,072       $23,910       $21,619
30-Jun-02       $20,914       $22,652       $20,547
31-Jul-02       $18,060       $19,552       $17,444
31-Aug-02       $18,152       $19,666       $17,401
30-Sep-02       $16,981       $18,395       $16,151
31-Oct-02       $17,455       $18,908       $16,670
30-Nov-02       $18,797       $20,362       $18,157
31-Dec-02       $17,847       $19,356       $17,145
31-Jan-03       $17,011       $18,399       $16,670
28-Feb-03       $16,439       $17,799       $16,167
31-Mar-03       $16,638       $18,021       $16,376
30-Apr-03       $18,366       $19,908       $17,928
31-May-03       $20,346       $22,047       $19,852
30-Jun-03       $20,705       $22,445       $20,211
31-Jul-03       $21,781       $23,629       $21,476
31-Aug-03       $22,845       $24,785       $22,460
30-Sep-03       $22,366       $24,275       $22,044
31-Oct-03       $24,213       $26,282       $23,896
30-Nov-03       $25,063       $27,213       $24,744
31-Dec-03       $25,587       $27,804       $25,247
31-Jan-04       $26,309       $28,568       $26,342
29-Feb-04       $26,417       $28,685       $26,579
31-Mar-04       $26,523       $28,811       $26,826
30-Apr-04       $25,200       $27,376       $25,458

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Results for the report period are not annualized.

1 The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 4/30/04 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor's situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information: Morningstar, Inc. Some funds in this category may not use tax-efficient strategies.


14 Schwab Equity Index Funds

SCHWAB SMALL-CAP INDEX FUND

SELECT SHARES PERFORMANCE as of 4/30/04

PRE- AND POST-TAX AVERAGE ANNUAL TOTAL RETURNS 1,2

This bar chart compares pre-tax performance of the fund's Select Shares with its benchmark and Morningstar category. The table below the chart shows two types of after-tax returns.

[BAR CHART]

                                                       Benchmark:     Fund Category:
                                           Fund:        SCHWAB         MORNINGSTAR
                                          SELECT       SMALL-CAP        SMALL-CAP
                                          SHARES        INDEX(R)          BLEND
6 MONTHS                                   4.14%            4.16%          8.17%
1 YEAR                                    37.33%           37.51%         41.00%
5 YEARS                                    6.96%            7.05%         11.32%
SINCE INCEPTION: 5/19/97                   7.77%            8.43%         10.01%

                                                6 MONTHS                1 YEAR                5 YEARS            SINCE INCEPTION
                                                --------                ------                -------            ---------------
                                                    MORNINGSTAR            MORNINGSTAR            MORNINGSTAR            MORNINGSTAR
                                           SELECT    SMALL-CAP    SELECT    SMALL-CAP    SELECT    SMALL-CAP    SELECT    SMALL-CAP
TOTAL RETURNS AFTER TAX                    SHARES      BLEND      SHARES      BLEND      SHARES      BLEND      SHARES      BLEND
------------------------------------------------------------------------------------------------------------------------------------
PRE-LIQUIDATION (still own shares)          4.03%       6.10%     37.18%      38.77%      5.84%       9.99%      6.73%       n/a
------------------------------------------------------------------------------------------------------------------------------------
POST-LIQUIDATION (shares were sold)         2.84%       4.41%     24.46%      25.79%      5.42%       9.14%      6.24%       n/a
------------------------------------------------------------------------------------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN MORE CURRENT PERFORMANCE INFORMATION, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

PERFORMANCE OF A HYPOTHETICAL $50,000 INVESTMENT 2

This graph shows performance since inception of a hypothetical $50,000 investment (the minimum investment for this share class) in the fund's Select Shares, compared with a similar investment in its benchmark and an additional index.

$84,120  SELECT SHARES
$87,745  SCHWAB SMALL-CAP INDEX(R)
$83,427  RUSSELL 2000(R) INDEX

[LINE CHART]

                            Schwab        Russell
               Select      Small-Cap      2000(R)
               Shares       Index(R)       Index
19-May-97      $50,000      $50,000       $50,000
31-May-97      $52,170      $52,242       $51,960
30-Jun-97      $54,690      $54,942       $54,189
31-Jul-97      $58,415      $58,075       $56,709
31-Aug-97      $59,485      $59,380       $58,008
30-Sep-97      $63,965      $64,039       $62,254
31-Oct-97      $61,205      $61,244       $59,521
30-Nov-97      $60,550      $60,687       $59,134
31-Dec-97      $61,920      $61,958       $60,169
31-Jan-98      $60,400      $60,983       $59,218
28-Feb-98      $65,175      $66,026       $63,594
31-Mar-98      $68,050      $69,002       $66,214
30-Apr-98      $68,430      $69,473       $66,578
31-May-98      $64,310      $65,391       $62,990
30-Jun-98      $64,415      $65,575       $63,122
31-Jul-98      $59,360      $60,531       $58,009
31-Aug-98      $47,790      $48,861       $46,744
30-Sep-98      $50,945      $51,924       $50,404
31-Oct-98      $53,365      $54,386       $52,460
30-Nov-98      $56,170      $57,207       $55,209
31-Dec-98      $59,775      $60,929       $58,627
31-Jan-99      $59,925      $61,193       $59,407
28-Feb-99      $54,925      $56,079       $54,595
31-Mar-99      $55,660      $57,152       $55,446
30-Apr-99      $60,070      $62,380       $60,414
31-May-99      $61,140      $63,470       $61,296
30-Jun-99      $64,555      $67,629       $64,067
31-Jul-99      $64,225      $67,099       $62,311
31-Aug-99      $62,315      $65,206       $60,006
30-Sep-99      $62,940      $65,762       $60,018
31-Oct-99      $64,115      $66,846       $60,264
30-Nov-99      $68,125      $71,021       $63,862
31-Dec-99      $74,390      $77,788       $71,091
31-Jan-00      $71,585      $74,879       $69,946
29-Feb-00      $81,065      $84,677       $81,495
31-Mar-00      $78,595      $82,458       $76,124
30-Apr-00      $74,755      $78,471       $71,541
31-May-00      $71,250      $74,666       $67,371
30-Jun-00      $77,265      $80,904       $73,245
31-Jul-00      $74,205      $77,761       $70,887
31-Aug-00      $81,655      $85,575       $76,295
30-Sep-00      $79,185      $82,968       $74,052
31-Oct-00      $77,820      $81,448       $70,749
30-Nov-00      $70,405      $73,694       $63,484
31-Dec-00      $77,230      $80,834       $68,937
31-Jan-01      $78,490      $81,923       $72,528
28-Feb-01      $72,565      $75,742       $67,770
31-Mar-01      $69,285      $72,319       $64,457
30-Apr-01      $74,875      $78,181       $69,497
31-May-01      $76,850      $80,277       $71,207
30-Jun-01      $80,300      $83,871       $73,663
31-Jul-01      $76,685      $80,145       $69,678
31-Aug-01      $74,540      $77,873       $67,427
30-Sep-01      $64,030      $66,902       $58,352
31-Oct-01      $67,265      $70,251       $61,765
30-Nov-01      $72,230      $75,432       $66,546
31-Dec-01      $76,610      $79,977       $70,652
31-Jan-02      $73,855      $77,001       $69,917
28-Feb-02      $71,230      $74,261       $68,001
31-Mar-02      $77,400      $80,744       $73,469
30-Apr-02      $77,005      $80,311       $74,137
31-May-02      $73,505      $76,636       $70,846
30-Jun-02      $69,655      $72,606       $67,332
31-Jul-02      $60,160      $62,669       $57,165
31-Aug-02      $60,465      $63,034       $57,022
30-Sep-02      $56,530      $58,961       $52,927
31-Oct-02      $58,105      $60,603       $54,626
30-Nov-02      $62,610      $65,263       $59,499
31-Dec-02      $59,485      $62,041       $56,185
31-Jan-03      $56,655      $58,974       $54,629
28-Feb-03      $54,795      $57,049       $52,979
31-Mar-03      $55,460      $57,761       $53,662
30-Apr-03      $61,255      $63,810       $58,749
31-May-03      $67,805      $70,666       $65,053
30-Jun-03      $69,000      $71,940       $66,231
31-Jul-03      $72,630      $75,736       $70,377
31-Aug-03      $76,170      $79,443       $73,600
30-Sep-03      $74,625      $77,805       $72,238
31-Oct-03      $80,775      $84,240       $78,307
30-Nov-03      $83,610      $87,223       $81,086
31-Dec-03      $85,415      $89,118       $82,732
31-Jan-04      $87,820      $91,568       $86,323
29-Feb-04      $88,180      $91,940       $87,100
31-Mar-04      $88,535      $92,345       $87,910
30-Apr-04      $84,120      $87,745       $83,427

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Results for the report period are not annualized.

1 The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 4/30/04 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor's situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information: Morningstar, Inc. Some funds in this category may not use tax-efficient strategies.

2 Fund expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the fund's returns would have been lower.


                                                    Schwab Equity Index Funds 15

SCHWAB SMALL-CAP INDEX FUND

FUND FACTS as of 4/30/04

STYLE ASSESSMENT 1

[GRAPHIC]

                      INVESTMENT STYLE
                Value       Blend      Growth
MARKET CAP
 Large           / /         / /        / /
 Medium          / /         / /        / /
 Small           / /         /X/        / /

STATISTICS

--------------------------------------------------------------------------------
NUMBER OF HOLDINGS                                                          996
--------------------------------------------------------------------------------
WEIGHTED AVERAGE MARKET CAP ($ x 1,000,000)                                $823
--------------------------------------------------------------------------------
PRICE/EARNINGS RATIO (P/E)                                                 48.9
--------------------------------------------------------------------------------
PRICE/BOOK RATIO (P/B)                                                      2.1
--------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE 2                                                    36%
--------------------------------------------------------------------------------

TOP HOLDINGS 3

                                                                         % OF
SECURITY                                                              NET ASSETS
--------------------------------------------------------------------------------
(1)  UNITEDGLOBALCOM, INC., CLASS A                                      0.4%
--------------------------------------------------------------------------------
(2)  MGI PHARMA, INC.                                                    0.3%
--------------------------------------------------------------------------------
(3)  UNITED DEFENSE INDUSTRIES, INC.                                     0.3%
--------------------------------------------------------------------------------
(4)  ONYX PHARMACEUTICALS, INC.                                          0.2%
--------------------------------------------------------------------------------
(5)  PEDIATRIX MEDICAL GROUP, INC.                                       0.2%
--------------------------------------------------------------------------------
(6)  ASK JEEVES, INC.                                                    0.2%
--------------------------------------------------------------------------------
(7)  HUGHES SUPPLY, INC.                                                 0.2%
--------------------------------------------------------------------------------
(8)  RESMED, INC.                                                        0.2%
--------------------------------------------------------------------------------
(9)  TULARIK, INC.                                                       0.2%
--------------------------------------------------------------------------------
(10) CATHAY BANCORP., INC.                                               0.2%
--------------------------------------------------------------------------------
     TOTAL                                                               2.4%

SECTOR WEIGHTINGS % of Portfolio

This chart shows the fund's sector composition as of the report date. A sector is a portion of the overall stock market that is made up of industries whose business components share similar characteristics.

[PIE CHART]

21.1% MATERIALS & SERVICES
20.6% FINANCE
20.2% CONSUMER NON-DURABLES
16.6% TECHNOLOGY
 5.9% CAPITAL GOODS
 5.5% ENERGY
 4.0% CONSUMER DURABLES
 3.1% TRANSPORTATION
 2.9% UTILITIES
 0.1% OTHER

  Portfolio holdings may have changed since the report date.

1 Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund's market capitalization placement is determined by the geometric mean of its holdings' market capitalizations. The assessment reflects the fund's portfolio as of 4/30/04, which may have changed since then, and is not a precise indication of risk or performance--past, present, or future.

2 Not annualized.

3 This list is not a recommendation of any security by the investment adviser.


16 Schwab Equity Index Funds

SCHWAB TOTAL STOCK MARKET INDEX FUND

INVESTOR SHARES PERFORMANCE as of 4/30/04

PRE- AND POST-TAX AVERAGE ANNUAL TOTAL RETURNS 1,2

This bar chart compares pre-tax performance of the fund's Investor Shares with its benchmark and Morningstar category. The table below the chart shows two types of after-tax returns.

[BAR CHART]

                                                        Benchmark:      Fund Category:
                                        Fund:          WILSHIRE 5000      MORNINGSTAR
                                      INVESTOR         TOTAL MARKET        LARGE-CAP
                                       SHARES              INDEX             BLEND
6 MONTHS                                 6.35%                 6.40%         5.47%
1 YEAR                                  25.43%                26.07%        21.73%
3 YEARS                                 -0.73%                -0.61%        -3.12%
SINCE INCEPTION: 6/1/99                 -0.82%                -0.73%        -1.49%

                                                6 MONTHS                1 YEAR                3 YEARS            SINCE INCEPTION
                                                --------                ------                -------            ---------------
                                                    MORNINGSTAR            MORNINGSTAR            MORNINGSTAR            MORNINGSTAR
                                          INVESTOR   LARGE-CAP   INVESTOR   LARGE-CAP   INVESTOR   LARGE-CAP   INVESTOR   LARGE-CAP
TOTAL RETURNS AFTER TAX                    SHARES      BLEND      SHARES      BLEND      SHARES      BLEND      SHARES      BLEND
------------------------------------------------------------------------------------------------------------------------------------
PRE-LIQUIDATION (still own shares)          6.20%       3.29%     25.26%      19.51%     -1.04%     -3.89%      -1.10%       n/a
------------------------------------------------------------------------------------------------------------------------------------
POST-LIQUIDATION (shares were sold)         4.31%       2.29%     16.75%      12.89%     -0.79%     -3.18%      -0.86%       n/a
------------------------------------------------------------------------------------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN MORE CURRENT PERFORMANCE INFORMATION, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT 2

This graph shows performance since inception of a hypothetical $10,000 investment in the fund's Investor Shares, compared with a similar investment in its benchmark.

$9,603  INVESTOR SHARES
$9,644  WILSHIRE 5000 TOTAL MARKET INDEX

[LINE GRAPH]

                             Wilshire 5000
               Investor       Total Market
                Shares           Index
01-Jun-99      $10,000          $10,000
30-Jun-99      $10,515          $10,518
31-Jul-99      $10,165          $10,180
31-Aug-99      $10,070          $10,086
30-Sep-99       $9,820           $9,822
31-Oct-99      $10,435          $10,447
30-Nov-99      $10,790          $10,797
31-Dec-99      $11,605          $11,617
31-Jan-00      $11,108          $11,135
29-Feb-00      $11,374          $11,384
31-Mar-00      $12,022          $12,060
30-Apr-00      $11,399          $11,432
31-May-00      $11,012          $11,033
30-Jun-00      $11,484          $11,519
31-Jul-00      $11,258          $11,284
31-Aug-00      $12,077          $12,104
30-Sep-00      $11,520          $11,538
31-Oct-00      $11,294          $11,294
30-Nov-00      $10,179          $10,170
31-Dec-00      $10,371          $10,351
31-Jan-01      $10,746          $10,748
28-Feb-01       $9,724           $9,729
31-Mar-01       $9,066           $9,074
30-Apr-01       $9,815           $9,821
31-May-01       $9,911           $9,919
30-Jun-01       $9,754           $9,752
31-Jul-01       $9,587           $9,591
31-Aug-01       $9,010           $9,011
30-Sep-01       $8,206           $8,202
31-Oct-01       $8,408           $8,410
30-Nov-01       $9,046           $9,054
31-Dec-01       $9,211           $9,217
31-Jan-02       $9,093           $9,102
28-Feb-02       $8,915           $8,915
31-Mar-02       $9,308           $9,305
30-Apr-02       $8,874           $8,851
31-May-02       $8,766           $8,747
30-Jun-02       $8,169           $8,132
31-Jul-02       $7,516           $7,476
31-Aug-02       $7,567           $7,520
30-Sep-02       $6,816           $6,765
31-Oct-02       $7,327           $7,283
30-Nov-02       $7,740           $7,722
31-Dec-02       $7,320           $7,294
31-Jan-03       $7,139           $7,111
28-Feb-03       $7,010           $6,990
31-Mar-03       $7,098           $7,069
30-Apr-03       $7,656           $7,649
31-May-03       $8,105           $8,116
30-Jun-03       $8,229           $8,237
31-Jul-03       $8,415           $8,435
31-Aug-03       $8,611           $8,637
30-Sep-03       $8,513           $8,542
31-Oct-03       $9,030           $9,064
30-Nov-03       $9,164           $9,190
31-Dec-03       $9,566           $9,603
31-Jan-04       $9,769           $9,817
29-Feb-04       $9,910           $9,961
31-Mar-04       $9,811           $9,854
30-Apr-04       $9,603           $9,644

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Results for the report period are not annualized.

1 The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 4/30/04 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor's situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information: Morningstar, Inc. Some funds in this category may not use tax-efficient strategies.

2 Fund expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the fund's returns would have been lower.


                                                    Schwab Equity Index Funds 17

SCHWAB TOTAL STOCK MARKET INDEX FUND

SELECT SHARES PERFORMANCE as of 4/30/04

PRE- AND POST-TAX AVERAGE ANNUAL TOTAL RETURNS 1,2

This bar chart compares pre-tax performance of the fund's Select Shares with its benchmark and Morningstar category. The table below the chart shows two types of after-tax returns.

[BAR CHART]

                                                               Benchmark:            Fund Category:
                                           Fund:              WILSHIRE 5000            MORNINGSTAR
                                          SELECT              TOTAL MARKET              LARGE-CAP
                                          SHARES                  INDEX                   BLEND
6 MONTHS                                   6.41%                      6.40%               5.47%
1 YEAR                                    25.63%                     26.07%              21.73%
3 YEARS                                   -0.57%                     -0.61%              -3.12%
SINCE INCEPTION: 6/1/99                   -0.68%                     -0.73%              -1.49%

                                                6 MONTHS                1 YEAR                3 YEARS            SINCE INCEPTION
                                                --------                ------                -------            ---------------
                                                    MORNINGSTAR            MORNINGSTAR            MORNINGSTAR            MORNINGSTAR
                                           SELECT    LARGE-CAP    SELECT    LARGE-CAP    SELECT    LARGE-CAP    SELECT    LARGE-CAP
TOTAL RETURNS AFTER TAX                    SHARES      BLEND      SHARES      BLEND      SHARES      BLEND      SHARES      BLEND
------------------------------------------------------------------------------------------------------------------------------------
PRE-LIQUIDATION (still own shares)          6.24%       3.29%     25.43%      19.51%     -0.92%      -3.89%     -1.00%      n/a
------------------------------------------------------------------------------------------------------------------------------------
POST-LIQUIDATION (shares were sold)         4.37%       2.29%     16.90%      12.89%     -0.68%      -3.18%     -0.76%      n/a
------------------------------------------------------------------------------------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN MORE CURRENT PERFORMANCE INFORMATION, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

PERFORMANCE OF A HYPOTHETICAL $50,000 INVESTMENT 2

This graph shows performance since inception of a hypothetical $50,000 investment (the minimum investment for this share class) in the fund's Select Shares, compared with a similar investment in its benchmark.

$48,345  SELECT SHARES
$48,221  WILSHIRE 5000 TOTAL MARKET INDEX

[LINE GRAPH]

                                Wilshire 5000
               Select            Total Market
               Shares               Index
01-Jun-99      $50,000           $50,000
30-Jun-99      $52,600           $52,590
31-Jul-99      $50,850           $50,902
31-Aug-99      $50,350           $50,428
30-Sep-99      $49,125           $49,112
31-Oct-99      $52,225           $52,236
30-Nov-99      $53,975           $53,986
31-Dec-99      $58,065           $58,083
31-Jan-00      $55,605           $55,673
29-Feb-00      $56,935           $56,920
31-Mar-00      $60,150           $60,301
30-Apr-00      $57,060           $57,159
31-May-00      $55,130           $55,164
30-Jun-00      $57,515           $57,597
31-Jul-00      $56,385           $56,422
31-Aug-00      $60,480           $60,518
30-Sep-00      $57,715           $57,692
31-Oct-00      $56,560           $56,469
30-Nov-00      $51,010           $50,850
31-Dec-00      $51,975           $51,755
31-Jan-01      $53,850           $53,738
28-Feb-01      $48,730           $48,643
31-Mar-01      $45,435           $45,370
30-Apr-01      $49,185           $49,104
31-May-01      $49,695           $49,595
30-Jun-01      $48,910           $48,761
31-Jul-01      $48,070           $47,957
31-Aug-01      $45,185           $45,055
30-Sep-01      $41,155           $41,009
31-Oct-01      $42,190           $42,051
30-Nov-01      $45,385           $45,268
31-Dec-01      $46,210           $46,083
31-Jan-02      $45,645           $45,511
28-Feb-02      $44,725           $44,574
31-Mar-02      $46,720           $46,526
30-Apr-02      $44,520           $44,256
31-May-02      $44,010           $43,734
30-Jun-02      $41,015           $40,659
31-Jul-02      $37,735           $37,378
31-Aug-02      $37,990           $37,598
30-Sep-02      $34,230           $33,827
31-Oct-02      $36,790           $36,415
30-Nov-02      $38,860           $38,611
31-Dec-02      $36,775           $36,472
31-Jan-03      $35,865           $35,553
28-Feb-03      $35,245           $34,952
31-Mar-03      $35,660           $35,347
30-Apr-03      $38,485           $38,245
31-May-03      $40,740           $40,582
30-Jun-03      $41,365           $41,183
31-Jul-03      $42,325           $42,175
31-Aug-03      $43,310           $43,187
30-Sep-03      $42,815           $42,708
31-Oct-03      $45,435           $45,318
30-Nov-03      $46,110           $45,952
31-Dec-03      $48,165           $48,015
31-Jan-04      $49,160           $49,086
29-Feb-04      $49,895           $49,803
31-Mar-04      $49,395           $49,269
30-Apr-04      $48,345           $48,221

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Results for the report period are not annualized.

1 The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 4/30/04 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor's situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information: Morningstar, Inc. Some funds in this category may not use tax-efficient strategies.

2 Fund expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the fund's returns would have been lower.


18 Schwab Equity Index Funds

SCHWAB TOTAL STOCK MARKET INDEX FUND

FUND FACTS as of 4/30/04

STYLE ASSESSMENT 1

[GRAPHIC]

                      INVESTMENT STYLE
                 Value      Blend      Growth
MARKET CAP
 Large           / /         /X/        / /
 Medium          / /         / /        / /
 Small           / /         / /        / /

STATISTICS

--------------------------------------------------------------------------------
NUMBER OF HOLDINGS                                                        3,088
--------------------------------------------------------------------------------
WEIGHTED AVERAGE MARKET CAP ($ x 1,000,000)                             $70,892
--------------------------------------------------------------------------------
PRICE/EARNINGS RATIO (P/E)                                                 21.4
--------------------------------------------------------------------------------
PRICE/BOOK RATIO (P/B)                                                      2.8
--------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE 2                                                     0%
--------------------------------------------------------------------------------

TOP HOLDINGS 3

                                                                        % OF
SECURITY                                                              NET ASSETS
--------------------------------------------------------------------------------
(1)  GENERAL ELECTRIC CO.                                                2.3%
--------------------------------------------------------------------------------
(2)  MICROSOFT CORP.                                                     2.1%
--------------------------------------------------------------------------------
(3)  EXXON MOBIL CORP.                                                   2.1%
--------------------------------------------------------------------------------
(4)  PFIZER, INC.                                                        2.0%
--------------------------------------------------------------------------------
(5)  CITIGROUP, INC.                                                     1.9%
--------------------------------------------------------------------------------
(6)  WAL-MART STORES, INC.                                               1.8%
--------------------------------------------------------------------------------
(7)  AMERICAN INTERNATIONAL GROUP, INC.                                  1.4%
--------------------------------------------------------------------------------
(8)  INTEL CORP.                                                         1.2%
--------------------------------------------------------------------------------
(9)  BANK OF AMERICA CORP.                                               1.2%
--------------------------------------------------------------------------------
(10) JOHNSON & JOHNSON                                                   1.2%
--------------------------------------------------------------------------------
     TOTAL                                                              17.2%

SECTOR WEIGHTINGS % of Portfolio

This chart shows the fund's sector composition as of the report date. A sector is a portion of the overall stock market that is made up of industries whose business components share similar characteristics.

[PIE CHART]

29.4% CONSUMER NON-DURABLES
22.0% FINANCE
17.6% TECHNOLOGY
10.2% MATERIALS & SERVICES
 6.1% ENERGY
 5.9% UTILITIES
 4.3% CAPITAL GOODS
 2.0% CONSUMER DURABLES
 1.7% TRANSPORTATION
 0.8% OTHER

  Portfolio holdings may have changed since the report date.

1 Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund's market capitalization placement is determined by the geometric mean of its holdings' market capitalizations. The assessment reflects the fund's portfolio as of 4/30/04, which may have changed since then, and is not a precise indication of risk or performance--past, present, or future.

2 Rounded to the nearest whole number. Not annualized.

3 This list is not a recommendation of any security by the investment adviser.


                                                    Schwab Equity Index Funds 19

SCHWAB INTERNATIONAL INDEX FUND

INVESTOR SHARES PERFORMANCE as of 4/30/04

PRE- AND POST-TAX AVERAGE ANNUAL TOTAL RETURNS 1,2

This bar chart compares pre-tax performance of the fund's Investor Shares with its benchmark and Morningstar category. The table below the chart shows two types of after-tax returns.

[BAR CHART]

                                                                      Fund Category:
                                                     Benchmark:         MORNINGSTAR
                               Fund:                  SCHWAB              FOREIGN
                             INVESTOR              INTERNATIONAL         LARGE-CAP
                              SHARES                  INDEX(R)             BLEND
6 MONTHS                       11.61%                     12.06%          10.59%
1 YEAR                         36.46%                     37.78%          35.17%
5 YEARS                        -1.47%                     -0.92%          -0.51%
10 YEARS                        4.33%                      4.89%           4.51%

                                                6 MONTHS                1 YEAR                5 YEARS                10 YEARS
                                                --------                ------                -------                --------
                                                    MORNINGSTAR            MORNINGSTAR            MORNINGSTAR            MORNINGSTAR
                                                      FOREIGN                FOREIGN                FOREIGN                FOREIGN
                                          INVESTOR   LARGE-CAP   INVESTOR   LARGE-CAP   INVESTOR   LARGE-CAP   INVESTOR   LARGE-CAP
TOTAL RETURNS AFTER TAX                    SHARES      BLEND      SHARES      BLEND      SHARES      BLEND      SHARES      BLEND
------------------------------------------------------------------------------------------------------------------------------------
PRE-LIQUIDATION (still own shares)         11.51%      8.15%      36.34%     32.58%      -1.82%     -1.72%      3.99%       2.96%
------------------------------------------------------------------------------------------------------------------------------------
POST-LIQUIDATION (shares were sold)         8.10%      5.51%      24.37%     21.46%      -1.39%     -1.02%      3.61%       3.11%
------------------------------------------------------------------------------------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN MORE CURRENT PERFORMANCE INFORMATION, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT 2

This graph shows performance over ten years of a hypothetical $10,000 investment in the fund's Investor Shares, compared with a similar investment in its benchmark and an additional index.

$15,286  INVESTOR SHARES
$16,118  SCHWAB INTERNATIONAL INDEX(R)
$14,635  MSCI-EAFE(R) INDEX

[LINE GRAPH]

                                 Schwab
               Investor      International      MSCI-EAFE(R)
                Shares          Index(R)           Index
30-Apr-94      $10,000           $10,000          $10,000
31-May-94       $9,952            $9,909           $9,943
30-Jun-94      $10,029            $9,966          $10,083
31-Jul-94      $10,183           $10,141          $10,180
31-Aug-94      $10,462           $10,432          $10,421
30-Sep-94      $10,097           $10,073          $10,093
31-Oct-94      $10,471           $10,458          $10,429
30-Nov-94       $9,972            $9,938           $9,927
31-Dec-94      $10,026           $10,019           $9,990
31-Jan-95       $9,666            $9,726           $9,606
28-Feb-95       $9,744            $9,752           $9,579
31-Mar-95      $10,288           $10,399          $10,176
30-Apr-95      $10,658           $10,761          $10,559
31-May-95      $10,687           $10,721          $10,433
30-Jun-95      $10,580           $10,593          $10,251
31-Jul-95      $11,115           $11,216          $10,889
31-Aug-95      $10,745           $10,797          $10,474
30-Sep-95      $10,968           $11,060          $10,679
31-Oct-95      $10,823           $10,870          $10,391
30-Nov-95      $11,056           $11,175          $10,680
31-Dec-95      $11,451           $11,607          $11,111
31-Jan-96      $11,481           $11,644          $11,156
29-Feb-96      $11,500           $11,666          $11,194
31-Mar-96      $11,697           $11,883          $11,431
30-Apr-96      $11,982           $12,164          $11,764
31-May-96      $11,854           $12,021          $11,548
30-Jun-96      $11,943           $12,103          $11,612
31-Jul-96      $11,608           $11,789          $11,273
31-Aug-96      $11,717           $11,892          $11,298
30-Sep-96      $12,041           $12,242          $11,599
31-Oct-96      $12,021           $12,200          $11,480
30-Nov-96      $12,561           $12,766          $11,937
31-Dec-96      $12,495           $12,654          $11,783
31-Jan-97      $12,087           $12,233          $11,371
28-Feb-97      $12,266           $12,438          $11,557
31-Mar-97      $12,366           $12,522          $11,599
30-Apr-97      $12,455           $12,656          $11,660
31-May-97      $13,372           $13,585          $12,419
30-Jun-97      $14,120           $14,378          $13,104
31-Jul-97      $14,548           $14,767          $13,316
31-Aug-97      $13,492           $13,702          $12,321
30-Sep-97      $14,418           $14,562          $13,011
31-Oct-97      $13,262           $13,383          $12,011
30-Nov-97      $13,253           $13,331          $11,888
31-Dec-97      $13,408           $13,519          $11,992
31-Jan-98      $13,902           $14,066          $12,540
28-Feb-98      $14,709           $14,916          $13,345
31-Mar-98      $15,091           $15,307          $13,756
30-Apr-98      $15,193           $15,410          $13,864
31-May-98      $15,193           $15,373          $13,796
30-Jun-98      $15,324           $15,473          $13,901
31-Jul-98      $15,364           $15,573          $14,042
31-Aug-98      $13,469           $13,611          $12,302
30-Sep-98      $13,036           $13,165          $11,924
31-Oct-98      $14,326           $14,544          $13,167
30-Nov-98      $15,062           $15,363          $13,841
31-Dec-98      $15,533           $15,867          $14,388
31-Jan-99      $15,482           $15,782          $14,344
28-Feb-99      $15,136           $15,470          $14,003
31-Mar-99      $15,817           $16,181          $14,587
30-Apr-99      $16,459           $16,877          $15,178
31-May-99      $15,655           $16,026          $14,396
30-Jun-99      $16,255           $16,679          $14,958
31-Jul-99      $16,845           $17,299          $15,402
31-Aug-99      $16,997           $17,461          $15,459
30-Sep-99      $17,313           $17,759          $15,615
31-Oct-99      $18,238           $18,705          $16,200
30-Nov-99      $19,072           $19,518          $16,763
31-Dec-99      $20,754           $21,232          $18,268
31-Jan-00      $19,124           $19,691          $17,108
29-Feb-00      $19,391           $20,009          $17,568
31-Mar-00      $20,518           $21,145          $18,250
30-Apr-00      $19,411           $20,002          $17,290
31-May-00      $18,857           $19,415          $16,868
30-Jun-00      $19,565           $20,139          $17,527
31-Jul-00      $18,806           $19,359          $16,793
31-Aug-00      $19,145           $19,699          $16,939
30-Sep-00      $18,150           $18,681          $16,114
31-Oct-00      $17,565           $18,099          $15,734
30-Nov-00      $16,766           $17,284          $15,144
31-Dec-00      $17,103           $17,648          $15,681
31-Jan-01      $17,249           $17,837          $15,686
28-Feb-01      $15,770           $16,289          $14,513
31-Mar-01      $14,709           $15,161          $13,527
30-Apr-01      $15,719           $16,205          $14,457
31-May-01      $15,156           $15,600          $13,922
30-Jun-01      $14,511           $14,934          $13,349
31-Jul-01      $14,147           $14,573          $13,119
31-Aug-01      $13,740           $14,165          $12,814
30-Sep-01      $12,502           $12,882          $11,516
31-Oct-01      $12,721           $13,129          $11,811
30-Nov-01      $13,116           $13,540          $12,247
31-Dec-01      $13,213           $13,632          $12,319
31-Jan-02      $12,530           $12,922          $11,665
28-Feb-02      $12,624           $13,033          $11,746
31-Mar-02      $13,319           $13,720          $12,382
30-Apr-02      $13,361           $13,833          $12,464
31-May-02      $13,540           $14,028          $12,622
30-Jun-02      $12,993           $13,461          $12,120
31-Jul-02      $11,719           $12,147          $10,923
31-Aug-02      $11,687           $12,121          $10,898
30-Sep-02      $10,423           $10,812           $9,728
31-Oct-02      $11,024           $11,456          $10,250
30-Nov-02      $11,486           $11,962          $10,716
31-Dec-02      $11,148           $11,580          $10,356
31-Jan-03      $10,664           $11,093           $9,924
28-Feb-03      $10,449           $10,866           $9,696
31-Mar-03      $10,234           $10,652           $9,506
30-Apr-03      $11,201           $11,698          $10,438
31-May-03      $11,878           $12,399          $11,071
30-Jun-03      $12,159           $12,694          $11,338
31-Jul-03      $12,405           $12,983          $11,613
31-Aug-03      $12,599           $13,203          $11,893
30-Sep-03      $12,943           $13,571          $12,259
31-Oct-03      $13,695           $14,383          $13,023
30-Nov-03      $14,062           $14,766          $13,312
31-Dec-03      $15,176           $15,955          $14,352
31-Jan-04      $15,296           $16,098          $14,554
29-Feb-04      $15,636           $16,460          $14,890
31-Mar-04      $15,592           $16,421          $14,973
30-Apr-04      $15,286           $16,118          $14,635

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Results for the report period are not annualized.

1 The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 4/30/04 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor's situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information: Morningstar, Inc. Some funds in this category may not use tax-efficient strategies.

2 Fund expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the fund's returns would have been lower.


20 Schwab Equity Index Funds

SCHWAB INTERNATIONAL INDEX FUND

SELECT SHARES PERFORMANCE as of 4/30/04

PRE- AND POST-TAX AVERAGE ANNUAL TOTAL RETURNS 1,2

This bar chart compares pre-tax performance of the fund's Select Shares with its benchmark and Morningstar category. The table below the chart shows two types of after-tax returns.

[BAR CHART]

                                                                     Fund Category:
                                                      Benchmark:       MORNINGSTAR
                                   Fund:                SCHWAB           FOREIGN
                                  SELECT            INTERNATIONAL       LARGE-CAP
                                  SHARES               INDEX(R)           BLEND
6 MONTHS                          11.68%                   12.06%         10.59%
1 YEAR                            36.79%                   37.78%         35.17%
5 YEARS                           -1.35%                   -0.92%         -0.51%
SINCE INCEPTION: 5/19/97           1.89%                    2.28%          2.01%

                                                6 MONTHS                1 YEAR                5 YEARS            SINCE INCEPTION
                                                --------                ------                -------            ---------------
                                                    MORNINGSTAR            MORNINGSTAR            MORNINGSTAR            MORNINGSTAR
                                                      FOREIGN                FOREIGN                FOREIGN                FOREIGN
                                           SELECT    LARGE-CAP    SELECT    LARGE-CAP    SELECT    LARGE-CAP    SELECT    LARGE-CAP
TOTAL RETURNS AFTER TAX                    SHARES      BLEND      SHARES      BLEND      SHARES      BLEND      SHARES      BLEND
------------------------------------------------------------------------------------------------------------------------------------
PRE-LIQUIDATION (still own shares)         11.56%       8.15%     36.63%      32.58%     -1.75%      -1.72%      1.50%      n/a
------------------------------------------------------------------------------------------------------------------------------------
POST-LIQUIDATION (shares were sold)         8.17%       5.51%     24.62%      21.46%     -1.32%      -1.02%      1.43%      n/a
------------------------------------------------------------------------------------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN MORE CURRENT PERFORMANCE INFORMATION, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

PERFORMANCE OF A HYPOTHETICAL $50,000 INVESTMENT 2

This graph shows performance since inception of a hypothetical $50,000 investment (the minimum investment for this share class) in the fund's Select Shares, compared with a similar investment in its benchmark and an additional index.

$56,935  SELECT SHARES
$58,470  SCHWAB INTERNATIONAL INDEX(R)
$58,034  MSCI-EAFE(R) INDEX

[LINE GRAPH]

                              Schwab
               Select      International      MSCI-EAFE(R)
               Shares         Index(R)          Index
19-May-97      $50,000        $50,000           $50,000
31-May-97      $49,375        $49,283           $49,248
30-Jun-97      $52,170        $52,161           $51,961
31-Jul-97      $53,755        $53,571           $52,803
31-Aug-97      $49,815        $49,706           $48,859
30-Sep-97      $53,240        $52,827           $51,595
31-Oct-97      $49,005        $48,550           $47,627
30-Nov-97      $48,970        $48,360           $47,141
31-Dec-97      $49,580        $49,042           $47,551
31-Jan-98      $51,405        $51,027           $49,725
28-Feb-98      $54,385        $54,111           $52,917
31-Mar-98      $55,800        $55,529           $54,547
30-Apr-98      $56,175        $55,905           $54,978
31-May-98      $56,175        $55,770           $54,708
30-Jun-98      $56,655        $56,133           $55,124
31-Jul-98      $56,845        $56,493           $55,681
31-Aug-98      $49,840        $49,376           $48,782
30-Sep-98      $48,240        $47,757           $47,284
31-Oct-98      $53,005        $52,763           $52,211
30-Nov-98      $55,725        $55,732           $54,885
31-Dec-98      $57,490        $57,561           $57,053
31-Jan-99      $57,305        $57,252           $56,881
28-Feb-99      $56,025        $56,122           $55,528
31-Mar-99      $58,585        $58,699           $57,843
30-Apr-99      $60,955        $61,225           $60,186
31-May-99      $57,980        $58,137           $57,086
30-Jun-99      $60,200        $60,507           $59,313
31-Jul-99      $62,385        $62,757           $61,074
31-Aug-99      $62,950        $63,342           $61,300
30-Sep-99      $64,115        $64,425           $61,919
31-Oct-99      $67,575        $67,857           $64,241
30-Nov-99      $70,660        $70,806           $66,470
31-Dec-99      $76,920        $77,025           $72,439
31-Jan-00      $70,880        $71,433           $67,839
29-Feb-00      $71,870        $72,588           $69,664
31-Mar-00      $76,050        $76,708           $72,367
30-Apr-00      $71,905        $72,561           $68,561
31-May-00      $69,895        $70,431           $66,888
30-Jun-00      $72,515        $73,058           $69,503
31-Jul-00      $69,740        $70,228           $66,591
31-Aug-00      $70,995        $71,462           $67,169
30-Sep-00      $67,310        $67,769           $63,898
31-Oct-00      $65,110        $65,658           $62,390
30-Nov-00      $62,185        $62,703           $60,050
31-Dec-00      $63,455        $64,024           $62,182
31-Jan-01      $63,955        $64,706           $62,201
28-Feb-01      $58,470        $59,090           $57,548
31-Mar-01      $54,570        $55,001           $53,641
30-Apr-01      $58,315        $58,788           $57,326
31-May-01      $56,230        $56,592           $55,205
30-Jun-01      $53,835        $54,175           $52,936
31-Jul-01      $52,485        $52,866           $52,020
31-Aug-01      $51,015        $51,386           $50,813
30-Sep-01      $46,385        $46,733           $45,666
31-Oct-01      $47,235        $47,628           $46,835
30-Nov-01      $48,700        $49,119           $48,563
31-Dec-01      $49,040        $49,452           $48,850
31-Jan-02      $46,540        $46,876           $46,256
28-Feb-02      $46,890        $47,279           $46,579
31-Mar-02      $49,430        $49,771           $49,099
30-Apr-02      $49,590        $50,183           $49,423
31-May-02      $50,255        $50,891           $50,051
30-Jun-02      $48,220        $48,833           $48,059
31-Jul-02      $43,525        $44,067           $43,316
31-Aug-02      $43,410        $43,973           $43,216
30-Sep-02      $38,715        $39,225           $38,575
31-Oct-02      $40,945        $41,560           $40,646
30-Nov-02      $42,665        $43,395           $42,491
31-Dec-02      $41,385        $42,009           $41,064
31-Jan-03      $39,625        $40,243           $39,351
28-Feb-03      $38,825        $39,419           $38,450
31-Mar-03      $38,025        $38,642           $37,697
30-Apr-03      $41,625        $42,438           $41,391
31-May-03      $44,140        $44,981           $43,899
30-Jun-03      $45,180        $46,051           $44,961
31-Jul-03      $46,140        $47,098           $46,050
31-Aug-03      $46,860        $47,898           $47,159
30-Sep-03      $48,140        $49,233           $48,612
31-Oct-03      $50,980        $52,179           $51,640
30-Nov-03      $52,300        $53,566           $52,787
31-Dec-03      $56,485        $57,881           $56,909
31-Jan-04      $56,935        $58,400           $57,712
29-Feb-04      $58,195        $59,711           $59,045
31-Mar-04      $58,035        $59,572           $59,376
30-Apr-04      $56,935        $58,470           $58,034

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Results for the report period are not annualized.

1 The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 4/30/04 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor's situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information: Morningstar, Inc. Some funds in this category may not use tax-efficient strategies.

2 Fund expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the fund's returns would have been lower.


                                                    Schwab Equity Index Funds 21

SCHWAB INTERNATIONAL INDEX FUND

FUND FACTS as of 4/30/04

STYLE ASSESSMENT 1

[GRAPHIC]


                      INVESTMENT STYLE
                 Value      Blend      Growth
MARKET CAP
 Large           / /         /X/        / /
 Medium          / /         / /        / /
 Small           / /         / /        / /

TOP HOLDINGS 2

                                                                        % OF
SECURITY                                                              NET ASSETS
--------------------------------------------------------------------------------
(1)  BP PLC                                                             3.1%
--------------------------------------------------------------------------------
(2)  VODAFONE GROUP PLC                                                 2.7%
--------------------------------------------------------------------------------
(3)  HSBC HOLDINGS PLC                                                  2.5%
--------------------------------------------------------------------------------
(4)  GLAXOSMITHKLINE PLC                                                2.0%
--------------------------------------------------------------------------------
(5)  TOTAL FINA ELF SA                                                  1.9%
--------------------------------------------------------------------------------
(6)  NOVARTIS AG, Registered                                            1.7%
--------------------------------------------------------------------------------
(7)  NESTLE SA, Registered                                              1.6%
--------------------------------------------------------------------------------
(8)  ROYAL DUTCH PETROLEUM CO.                                          1.6%
--------------------------------------------------------------------------------
(9)  TOYOTA MOTOR CORP.                                                 1.6%
--------------------------------------------------------------------------------
(10) ROYAL BANK OF SCOTLAND GROUP PLC                                   1.3%
--------------------------------------------------------------------------------
     TOTAL                                                             20.0%

STATISTICS

--------------------------------------------------------------------------------
NUMBER OF HOLDINGS                                                          359
--------------------------------------------------------------------------------
WEIGHTED AVERAGE MARKET CAP ($ x 1,000,000)                             $52,737
--------------------------------------------------------------------------------
PRICE/EARNINGS RATIO (P/E)                                                 22.8
--------------------------------------------------------------------------------
PRICE/BOOK RATIO (P/B)                                                      2.1
--------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE 3                                                     1%
--------------------------------------------------------------------------------

SECTOR WEIGHTINGS % of Portfolio

This chart shows the fund's sector composition as of the report date. A sector is a portion of the overall stock market that is made up of industries whose business components share similar characteristics.

[PIE CHART]

27.1% FINANCE
23.4% MATERIALS & SERVICES
18.7% CONSUMER NON-DURABLES
10.7% UTILITIES
 7.6% TRANSPORTATION
 4.6% ENERGY
 2.8% TECHNOLOGY
 2.6% CONSUMER DURABLES
 2.5% CAPITAL GOODS

COUNTRY WEIGHTINGS % of Portfolio

This chart shows the fund's country composition as of the report date.

[PIE CHART]

27.4% UNITED KINGDOM
19.3% JAPAN
10.9% FRANCE
 8.3% SWITZERLAND
 7.1% GERMANY
 5.4% NETHERLANDS
 5.2% CANADA
 3.9% AUSTRALIA
 3.8% SPAIN
 8.7% OTHER

  Portfolio holdings may have changed since the report date.

1 Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund's market capitalization placement is determined by the geometric mean of its holdings' market capitalizations. The assessment reflects the fund's portfolio as of 4/30/04, which may have changed since then, and is not a precise indication of risk or performance--past, present, or future.

2 This list is not a recommendation of any security by the investment adviser.

3 Not annualized.


22 Schwab Equity Index Funds

SCHWAB S&P 500 FUND

Financial Statements

FINANCIAL HIGHLIGHTS

                                                    11/1/03-    11/1/02-    11/1/01-   11/1/00-    11/1/99-    11/1/98-
INVESTOR SHARES                                     4/30/04*    10/31/03    10/31/02   10/31/01    10/31/00    10/31/99
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                16.36       13.79      16.45       22.15       21.17       17.05
                                                    --------------------------------------------------------------------------------
Income or loss from investment operations:
   Net investment income                               0.11        0.20       0.20        0.17        0.17        0.17
   Net realized and unrealized gains or losses         0.87        2.57      (2.68)      (5.70)       1.06        4.10
                                                    --------------------------------------------------------------------------------
   Total income or loss from investment operations     0.98        2.77      (2.48)      (5.53)       1.23        4.27
Less distributions:
   Dividends from net investment income               (0.21)      (0.20)     (0.18)      (0.17)      (0.18)      (0.15)
   Distributions from net realized gains                 --          --         --          --       (0.07)         --
                                                    --------------------------------------------------------------------------------
   Total distributions                                (0.21)      (0.20)     (0.18)      (0.17)      (0.25)      (0.15)
                                                    --------------------------------------------------------------------------------
Net asset value at end of period                      17.13       16.36      13.79       16.45       22.15       21.17
                                                    --------------------------------------------------------------------------------
Total return (%)                                       6.06 1     20.39     (15.32)     (25.11)       5.81       25.20

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
   Net operating expenses                              0.37 2      0.36       0.35        0.35        0.36 3      0.35
   Gross operating expenses                            0.45 2      0.46       0.46        0.46        0.52        0.62
   Net investment income                               1.31 2      1.45       1.21        0.95        0.81        1.01
Portfolio turnover rate                                   2 1         3          8           4           9           3
Net assets, end of period ($ x 1,000,000)             3,800       3,510      2,760       3,070       3,617       3,183

* Unaudited.

1 Not annualized.

2 Annualized.

3 The ratio of net operating expenses would have been 0.35% if certain non-routine expenses (proxy fees) had not been included.


                                                         See financial notes. 23

SCHWAB S&P 500 FUND

FINANCIAL HIGHLIGHTS

                                                      11/1/03-     11/1/02-     11/1/01-     11/1/00-     11/1/99-     11/1/98-
SELECT SHARES                                         4/30/04*     10/31/03     10/31/02     10/31/01     10/31/00     10/31/99
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                  16.41        13.83        16.50        22.21        21.23        17.09
                                                      ------------------------------------------------------------------------------
Income or loss from investment operations:
   Net investment income                                 0.12         0.24         0.22         0.20         0.20         0.20
   Net realized and unrealized gains or losses           0.88         2.57        (2.69)       (5.71)        1.06         4.12
                                                      ------------------------------------------------------------------------------
   Total income or loss from investment operations       1.00         2.81        (2.47)       (5.51)        1.26         4.32
Less distributions:
   Dividends from net investment income                 (0.23)       (0.23)       (0.20)       (0.20)       (0.21)       (0.18)
   Distributions from net realized gains                   --           --           --           --        (0.07)          --
                                                      ------------------------------------------------------------------------------
   Total distributions                                  (0.23)       (0.23)       (0.20)       (0.20)       (0.28)       (0.18)
                                                      ------------------------------------------------------------------------------
Net asset value at end of period                        17.18        16.41        13.83        16.50        22.21        21.23
                                                      ------------------------------------------------------------------------------
Total return (%)                                         6.16 1      20.62       (15.20)      (24.97)        5.94        25.42

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
   Net operating expenses                                0.19 2       0.19         0.19         0.19         0.20 3       0.19
   Gross operating expenses                              0.30 2       0.31         0.31         0.31         0.36         0.47
   Net investment income                                 1.49 2       1.63         1.37         1.11         0.98         1.17
Portfolio turnover rate                                     2 1          3            8            4            9            3
Net assets, end of period ($ x 1,000,000)               4,018        3,692        3,029        3,563        4,357        3,750

* Unaudited.

1 Not annualized.

2 Annualized.

3 The ratio of net operating expenses would have been 0.19% if certain non-routine expenses (proxy fees) had not been included.


24 See financial notes.

SCHWAB S&P 500 FUND

                                                           11/1/03-    11/1/02-    11/1/01-    11/1/00-    11/1/99-    11/1/98-
e.SHARES                                                   4/30/04*    10/31/03    10/31/02    10/31/01    10/31/00    10/31/99
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                       16.37       13.79       16.46       22.17       21.21       17.08
                                                          --------------------------------------------------------------------------
Income or loss from investment operations:
   Net investment income                                      0.12        0.23        0.23        0.20        0.20        0.20
   Net realized and unrealized gains or losses                0.87        2.56       (2.71)      (5.71)       1.04        4.09
                                                          --------------------------------------------------------------------------
   Total income or loss from investment operations            0.99        2.79       (2.48)      (5.51)       1.24        4.29
Less distributions:
   Dividends from net investment income                      (0.22)      (0.21)      (0.19)      (0.20)      (0.21)      (0.16)
   Distributions from net realized gains                        --          --          --          --       (0.07)         --
                                                          --------------------------------------------------------------------------
   Total distributions                                       (0.22)      (0.21)      (0.19)      (0.20)      (0.28)      (0.16)
                                                          --------------------------------------------------------------------------
Net asset value at end of period                             17.14       16.37       13.79       16.46       22.17       21.21
                                                          --------------------------------------------------------------------------
Total return (%)                                              6.13 1     20.55      (15.32)     (25.02)       5.84       25.28

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
   Net operating expenses                                     0.28 2      0.28        0.28        0.28        0.29 3      0.28
   Gross operating expenses                                   0.30 2      0.31        0.31        0.31        0.36        0.48
   Net investment income                                      1.40 2      1.54        1.28        1.02        0.88        1.08
Portfolio turnover rate                                          2 1         3           8           4           9           3
Net assets, end of period ($ x 1,000,000)                      254         246         220         304         441         435

* Unaudited.

1 Not annualized.

2 Annualized.

3 The ratio of net operating expenses would have been 0.28% if certain non-routine expenses (proxy fees) had not been included.


                                                         See financial notes. 25

SCHWAB S&P 500 FUND

PORTFOLIO HOLDINGS as of April 30, 2004, unaudited

This section shows all the securities in the fund's portfolio by industry classification and their market value, as of the report date.

We use the symbols below to designate certain characteristics. With the top ten holdings, the number in the circle is the security's rank among the top ten.

(1) Top ten holding

 o  Non-income producing security

 =  Collateral for open futures contracts

 /  Issuer is affiliated with the fund's adviser

                                                         COST           VALUE
HOLDINGS BY CATEGORY                                  ($x1,000)       ($x1,000)
--------------------------------------------------------------------------------
 99.8%     COMMON STOCK                               7,378,765       8,052,162
  0.1%     SHORT-TERM
           INVESTMENT                                     7,073           7,073
  0.0%     U.S. TREASURY
           OBLIGATIONS                                      844             844
--------------------------------------------------------------------------------
 99.9%     TOTAL INVESTMENTS                          7,386,682       8,060,079
  8.2%     COLLATERAL INVESTED
           FOR SECURITIES ON LOAN                       663,201         663,201
 (8.1)%    OTHER ASSETS AND
           LIABILITIES, NET                                            (652,365)
--------------------------------------------------------------------------------
100.0%     TOTAL NET ASSETS                                           8,070,915

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      COMMON STOCK  99.8% of net assets

      AEROSPACE / DEFENSE 1.7%
      --------------------------------------------------------------------------
      The Boeing Co.  661,222                                             28,227
      Crane Co.  44,919                                                    1,384
      General Dynamics Corp.  156,982                                     14,697
      Goodrich Corp.  92,739                                               2,670
      Lockheed Martin Corp.  352,596                                      16,819
      Northrop Grumman Corp.  145,372                                     14,427
      Raytheon Co.  323,772                                               10,445
      Rockwell Automation, Inc.  147,698                                   4,828
      Rockwell Collins, Inc.  139,398                                      4,496
      Textron, Inc.  108,629                                               5,994
      United Technologies Corp.  401,913                                  34,669
                                                                         -------
                                                                         138,656
      AIR TRANSPORTATION 1.1%
      --------------------------------------------------------------------------
      Delta Air Lines, Inc.  94,113                                          585
      FedEx Corp.  232,042                                                16,686
      Sabre Holdings Corp.  110,153                                        2,599
      Southwest Airlines Co.  614,218                                      8,771
      United Parcel Service, Inc.,
      Class B  880,769                                                    61,786
                                                                         -------
                                                                          90,427
      ALCOHOLIC BEVERAGES 0.5%
      --------------------------------------------------------------------------
      Adolph Coors Co., Class B  28,531                                    1,875
      Anheuser-Busch Cos., Inc.  636,634                                  32,621
      Brown-Forman Corp., Class B  95,468                                  4,474
                                                                         -------
                                                                          38,970
      APPAREL 0.3%
      --------------------------------------------------------------------------
      Jones Apparel Group, Inc.  100,343                                   3,673
      Liz Claiborne, Inc.  83,728                                          2,939
      Nike, Inc., Class B  207,117                                        14,902
      Reebok International Ltd.  47,859                                    1,741
      VF Corp.  84,078                                                     3,881
                                                                         -------
                                                                          27,136
      AUTOMOTIVE PRODUCTS / MOTOR VEHICLES 1.2%
      --------------------------------------------------------------------------
      Cooper Tire & Rubber Co.  56,866                                     1,216
      Cummins, Inc.  33,451                                                2,001
      Dana Corp.  115,009                                                  2,318
      Danaher Corp.  121,589                                              11,249
      Delphi Corp.  433,000                                                4,417
      Eaton' Corp.  118,896                                                7,060
      Ford Motor Co.  1,430,712                                           21,976
      General Motors Corp.  437,828                                       20,762
      Genuine Parts Co.  136,090                                           4,872
      Goodyear Tire & Rubber Co.  135,681                                  1,182
      Harley-Davidson, Inc.  236,933                                      13,344
    o Navistar International Corp.  54,800                                 2,474
      Visteon Corp.  99,156                                                1,077
                                                                         -------
                                                                          93,948
      BANKS 7.4%
      --------------------------------------------------------------------------
      AmSouth Bancorp.  275,065                                            6,057
  (9) Bank of America Corp.  1,598,036                                   128,626
      The Bank of New York Co., Inc.  606,514                             17,674


26 See financial notes.

SCHWAB S&P 500 FUND

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      Bank One Corp.  874,615                                             43,180
      BB&T Corp.  429,459                                                 14,812
      Comerica, Inc.  137,259                                              7,087
      Fifth Third Bancorp  440,705                                        23,648
      First Horizon National Corp.  96,900                                 4,260
      Huntington Bancshares, Inc.  179,750                                 3,847
      J.P. Morgan Chase & Co.  1,608,324                                  60,473
      KeyCorp, Inc.  329,765                                               9,794
      M&T Bank Corp.  93,704                                               7,965
      Marshall & Ilsley Corp.  177,996                                     6,545
      Mellon Financial Corp.  335,413                                      9,941
      National City Corp.  475,473                                        16,485
      North Fork Bancorp., Inc.  119,300                                   4,428
      Northern Trust Corp.  171,112                                        7,234
      PNC Financial Services Group,
      Inc.  215,427                                                       11,439
      Regions Financial Corp.  174,436                                     6,055
      SouthTrust Corp.  259,207                                            8,056
      State Street Corp.  264,511                                         12,908
      SunTrust Banks, Inc.  222,349                                       15,131
      Synovus Financial Corp.  235,632                                     5,624
      U.S. Bancorp  1,504,491                                             38,575
      Union Planters Corp.  149,052                                        4,143
      Wachovia Corp.  1,027,321                                           47,000
      Wells Fargo & Co.  1,321,957                                        74,638
      Zions Bancorp.  70,147                                               3,965
                                                                         -------
                                                                         599,590
      BUSINESS MACHINES & SOFTWARE 8.8%
      --------------------------------------------------------------------------
      Adobe Systems, Inc.  187,789                                         7,763
    o Apple Computer, Inc.  288,676                                        7,428
      Autodesk, Inc.  87,954                                               2,946
    o BMC Software, Inc.  176,808                                          3,059
    o Cisco Systems, Inc.  5,375,783                                     112,193
    o Compuware Corp.  296,522                                             2,268
    o Comverse Technology, Inc.  148,815                                   2,435
    o Dell, Inc.  2,000,832                                               69,449
    o EMC Corp.  1,895,155                                                21,150
    o Gateway, Inc.  290,537                                               1,400
      Hewlett-Packard Co.  2,383,978                                      46,964
      International Business Machines
      Corp.  1,328,593                                                   117,142
    o Lexmark International, Inc.,
      Class A  100,530                                                     9,094
 =(2) Microsoft Corp.  8,439,190                                         219,166
    o NCR Corp.  73,899                                                    3,303
    o Network Appliance, Inc.  270,447                                     5,036
    o Novell, Inc.  291,365                                                2,809
    o Oracle Corp.  4,090,649                                             45,897
      Pitney Bowes, Inc.  183,015                                          8,007
    o Siebel Systems, Inc.  384,366                                        3,951
    o Sun Microsystems, Inc.  2,575,758                                   10,045
    o Unisys Corp.  260,027                                                3,388
    o Xerox Corp.  625,160                                                 8,396
                                                                         -------
                                                                         713,289
      BUSINESS SERVICES 4.3%
      --------------------------------------------------------------------------
    o Affiliated Computer Services, Inc.,
      Class A  106,375                                                     5,159
    o Allied Waste Industries, Inc.  247,115                               3,111
    o Apollo Group, Inc., Class A  136,300                                12,387
      Automatic Data Processing,
      Inc.  463,682                                                       20,314
    o Cendant Corp.  787,454                                              18,647
    o Cintas Corp.  134,305                                                6,038
    o Citrix Systems, Inc.  130,566                                        2,487
      Computer Associates International,
      Inc.  456,066                                                       12,227
    o Computer Sciences Corp.  146,718                                     6,002
    o Convergys Corp.  110,751                                             1,608
      Deluxe Corp.  38,466                                                 1,589
    o eBay, Inc.  505,070                                                 40,315
      Electronic Data Systems Corp.  376,521                               6,886
      Equifax, Inc.  107,607                                               2,637
      First Data Corp.  693,388                                           31,473
    o Fiserv, Inc.  152,764                                                5,585
      H&R Block, Inc.  138,187                                             6,234
      IMS Health, Inc.  187,907                                            4,745
    o Interpublic Group of Cos., Inc.  325,157                             5,102
    o Intuit, Inc.  157,279                                                6,680
    o Mercury Interactive Corp.  70,943                                    3,019
    o Monster Worldwide, Inc.  87,965                                      2,253
      Omnicom Group, Inc.  147,364                                        11,717


                                                         See financial notes. 27

SCHWAB S&P 500 FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      --------------------------------------------------------------------------
    o Parametric Technology Corp.  206,030                                   944
      Paychex, Inc.  297,062                                              11,074
    o PeopleSoft, Inc.  284,601                                            4,804
    o Robert Half International, Inc.  132,524                             3,614
    o Sungard Data Systems, Inc.  222,305                                  5,795
    o Symantec Corp.  245,302                                             11,051
      Tyco International Ltd.  1,562,900                                  42,902
    o Veritas Software Corp.  332,242                                      8,861
      Waste Management, Inc.  450,805                                     12,803
    o Yahoo!, Inc.  519,229                                               26,200
                                                                         -------
                                                                         344,263
      CHEMICALS 1.4%
      --------------------------------------------------------------------------
      Air Products & Chemicals, Inc.  179,301                              8,931
      Dow Chemical Co.  727,450                                           28,872
      E.I. du Pont de Nemours & Co.  781,438                              33,563
      Eastman Chemical Co.  59,183                                         2,519
      Ecolab, Inc.  198,798                                                5,924
      Great Lakes Chemical Corp.  38,937                                     978
    o Hercules, Inc.  82,003                                                 911
    o Monsanto Co.  209,498                                                7,246
      PPG Industries, Inc.  132,163                                        7,839
      Praxair, Inc.  253,588                                               9,269
      Rohm & Haas Co.  174,959                                             6,785
      Sigma-Aldrich Corp.  54,726                                          3,100
                                                                         -------
                                                                         115,937
      CONSTRUCTION 0.4%
      --------------------------------------------------------------------------
      Centex Corp.  97,736                                                 4,686
      Fluor Corp.  64,302                                                  2,454
      KB Home  36,866                                                      2,541
      Masco Corp.  352,973                                                 9,887
      Pulte Homes, Inc.  97,150                                            4,777
      The Sherwin-Williams Co.  114,364                                    4,352
      The Stanley Works  65,640                                            2,790
      Vulcan Materials Co.  78,918                                         3,649
                                                                         -------
                                                                          35,136
      CONSUMER DURABLES 0.2%
      --------------------------------------------------------------------------
      Black & Decker Corp.  62,086                                         3,592
      Leggett & Platt, Inc.  150,312                                       3,397
      Maytag Corp.  61,971                                                 1,729
      Newell Rubbermaid, Inc.  213,537                                     5,048
      Whirlpool Corp.  53,431                                              3,500
                                                                         -------
                                                                          17,266
      CONTAINERS 0.1%
      --------------------------------------------------------------------------
      Ball Corp.  44,056                                                   2,908
      Bemis Co.  81,458                                                    2,200
    o Pactiv Corp.  122,064                                                2,801
    o Sealed Air Corp.  65,771                                             3,228
                                                                         -------
                                                                          11,137
      ELECTRONICS 5.4%
      --------------------------------------------------------------------------
    o ADC Telecommunications, Inc.  632,138                                1,580
    o Advanced Micro Devices, Inc.  272,013                                3,868
    o Agilent Technologies, Inc.  370,875                                 10,017
    o Altera Corp.  294,881                                                5,901
      American Power Conversion
      Corp.  153,555                                                       2,865
      Analog Devices, Inc.  291,783                                       12,430
    o Andrew Corp.  120,024                                                2,034
    o Applied Materials, Inc.  1,317,642                                  24,021
    o Applied Micro Circuits Corp.  238,073                                1,050
    o Broadcom Corp., Class A  237,433                                     8,966
    o CIENA Corp.  365,772                                                 1,514
  (8) Intel Corp.  5,071,605                                             130,492
      ITT Industries, Inc.  72,010                                         5,710
    o Jabil Circuit, Inc.  157,319                                         4,152
    o JDS Uniphase Corp.  1,107,285                                        3,366
    o KLA-Tencor Corp.  155,010                                            6,459
      Linear Technology Corp.  243,108                                     8,662
    o LSI Logic Corp.  293,990                                             2,187
    o Lucent Technologies, Inc.  3,338,204                                11,250
      Maxim Integrated Products,
      Inc.  256,749                                                       11,808
    o Micron Technology, Inc.  477,135                                     6,499
      Molex, Inc.  146,907                                                 4,375
      Motorola, Inc.  1,834,252                                           33,475
    o National Semiconductor Corp.  139,054                                5,672
    o Novellus Systems, Inc.  119,539                                      3,462
    o Nvidia Corp.  125,865                                                2,585
      PerkinElmer, Inc.  97,208                                            1,871


28 See financial notes.

SCHWAB S&P 500 FUND

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      --------------------------------------------------------------------------
    o PMC - Sierra, Inc.  133,386                                          1,621
    o Power-One, Inc.  62,573                                                538
    o QLogic Corp.  74,738                                                 2,017
      Qualcomm, Inc.  629,918                                             39,345
    o Sanmina - SCI Corp.  406,629                                         4,074
      Scientific - Atlanta, Inc.  117,199                                  3,796
    o Solectron Corp.  648,709                                             3,179
      Symbol Technologies, Inc.  178,827                                   2,146
      Tektronix, Inc.  65,499                                              1,939
    o Tellabs, Inc.  322,453                                               2,815
    o Teradyne, Inc.  148,524                                              3,027
      Texas Instruments, Inc.  1,355,447                                  34,022
    o Thermo Electron Corp.  127,063                                       3,710
    o Thomas & Betts Corp.  44,556                                         1,071
    o Waters Corp.  96,300                                                 4,155
    o Xilinx, Inc.  270,166                                                9,086
                                                                         -------
                                                                         432,812
      ENERGY: RAW MATERIALS 1.6%
      --------------------------------------------------------------------------
      Anadarko Petroleum Corp.  195,717                                   10,486
      Apache Corp.  252,380                                               10,567
      Baker Hughes, Inc.  264,086                                          9,687
    o BJ Services Co.  123,400                                             5,491
      Burlington Resources, Inc.  154,522                                 10,395
      Devon Energy Corp.  182,337                                         11,159
      EOG Resources, Inc.  90,133                                          4,439
      Halliburton Co.  344,508                                            10,266
    o Noble Corp.  103,457                                                 3,844
      Occidental Petroleum Corp.  302,110                                 14,260
    o Rowan Cos., Inc.  80,970                                             1,806
      Schlumberger Ltd.  459,787                                          26,911
      Valero Energy Corp.  99,400                                          6,338
                                                                         -------
                                                                         125,649
      FOOD & AGRICULTURE 3.9%
      --------------------------------------------------------------------------
      Archer-Daniels-Midland Co.  505,107                                  8,870
      Campbell Soup Co.  322,209                                           8,903
      The Coca-Cola Co.  1,912,219                                        96,701
      Coca-Cola Enterprises, Inc.  359,639                                 9,710
      ConAgra Foods, Inc.  418,504                                        12,090
      General Mills, Inc.  295,030                                        14,383
      H.J. Heinz Co.  274,171                                             10,471
      Hershey Foods Corp.  101,553                                         9,027
      Kellogg Co.  322,527                                                13,836
      McCormick & Co., Inc.  106,601                                       3,641
      The Pepsi Bottling Group, Inc.  205,842                              6,025
      PepsiCo, Inc.  1,336,294                                            72,815
      Sara Lee Corp.  617,438                                             14,250
      Supervalu, Inc.  102,901                                             3,168
      Sysco Corp.  505,610                                                19,340
      Wm. Wrigley Jr. Co.  174,311                                        10,755
                                                                         -------
                                                                         313,985
      GOLD 0.2%
      --------------------------------------------------------------------------
      Newmont Mining Corp.  338,551                                       12,662

      HEALTHCARE / DRUGS & MEDICINE 13.5%
      --------------------------------------------------------------------------
      Abbott Laboratories  1,221,333                                      53,763
      Allergan, Inc.  102,596                                              9,034
      AmerisourceBergen Corp.  89,453                                      5,178
    o Amgen, Inc.  1,006,839                                              56,655
    o Anthem, Inc.  108,740                                                9,632
      Applied Biosystems Group -
      Applera Corp.  161,833                                               3,005
      Bausch & Lomb, Inc.  39,537                                          2,484
      Baxter International, Inc.  475,802                                 15,059
      Becton Dickinson & Co.  198,976                                     10,058
    o Biogen Idec, Inc.  255,518                                          15,076
      Biomet, Inc.  201,056                                                7,942
    o Boston Scientific Corp.  641,532                                    26,425
      Bristol-Myers Squibb Co.  1,521,108                                 38,180
      C.R. Bard, Inc.  41,129                                              4,371
      Cardinal Health, Inc.  340,774                                      24,962
    o Caremark Rx, Inc.  349,244                                          11,822
    o Chiron Corp.  146,078                                                6,778
      Eli Lilly & Co.  877,927                                            64,800
    o Express Scripts, Inc.  60,000                                        4,640
    o Forest Laboratories, Inc.  287,240                                  18,521
    o Genzyme Corp.  177,186                                               7,718
      Guidant Corp.  243,874                                              15,367


                                                         See financial notes. 29

SCHWAB S&P 500 FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      --------------------------------------------------------------------------
      HCA, Inc.  387,922                                                  15,761
      Health Management Associates, Inc.,
      Class A  190,429                                                     4,405
    o Humana, Inc.  124,343                                                2,026
 (10) Johnson & Johnson  2,321,356                                       125,423
    o King Pharmaceuticals, Inc.  187,724                                  3,238
      Manor Care, Inc.  71,759                                             2,328
      McKesson Corp.  227,183                                              7,465
    o Medco Health Solutions, Inc.  212,639                                7,527
    o Medimmune, Inc.  193,581                                             4,692
      Medtronic, Inc.  947,824                                            47,827
      Merck & Co., Inc.  1,738,242                                        81,697
      Mylan Laboratories, Inc.  209,700                                    4,804
  (4) Pfizer, Inc.  5,961,311                                            213,177
    o Quest Diagnostics  81,055                                            6,837
      Schering-Plough Corp.  1,148,084                                    19,207
    o St. Jude Medical, Inc.  134,142                                     10,230
      Stryker Corp.  157,897                                              15,621
    o Tenet Healthcare Corp.  360,505                                      4,240
      UnitedHealth Group, Inc.  488,166                                   30,012
    o Watson Pharmaceuticals, Inc.  83,237                                 2,964
    o WellPoint Health Networks,
      Inc.  123,422                                                       13,785
      Wyeth  1,043,082                                                    39,710
    o Zimmer Holdings, Inc.  190,692                                      15,227
                                                                       ---------
                                                                       1,089,673
      HOUSEHOLD PRODUCTS 2.4%
      --------------------------------------------------------------------------
      Alberto-Culver Co., Class B  70,426                                  3,321
      Avon Products, Inc.  185,527                                        15,584
      Clorox Co.  165,110                                                  8,549
      Colgate-Palmolive Co.  415,539                                      24,051
      The Gillette Co.  789,877                                           32,322
      International Flavors & Fragrances,
      Inc.  72,428                                                         2,626
    = Procter & Gamble Co.  1,009,813                                    106,788
                                                                       ---------
                                                                         193,241
      INSURANCE 5.1%
      --------------------------------------------------------------------------
      ACE Ltd.  220,000                                                    9,645
      Aetna, Inc.  121,847                                                10,083
      AFLAC, Inc.  401,064                                                16,937
      The Allstate Corp.  549,300                                         25,213
      AMBAC Financial Group, Inc.  83,554                                  5,765
  (7) American International Group,
      Inc.  2,040,650                                                    146,213
      AON Corp.  246,426                                                   6,422
      Chubb Corp.  146,077                                                10,079
      CIGNA Corp.  108,571                                                 7,004
      Cincinnati Financial Corp.  133,568                                  5,475
      Hartford Financial Services Group,
      Inc.  227,367                                                       13,888
      Jefferson-Pilot Corp.  110,614                                       5,485
      Lincoln National Corp.  141,597                                      6,355
      Loews Corp.  146,787                                                 8,515
      Marsh & McLennan Cos., Inc.  415,520                                18,740
      MBIA, Inc.  113,393                                                  6,678
      Metlife, Inc.  594,118                                              20,497
      MGIC Investment Corp.  77,579                                        5,711
    o Principal Financial Group, Inc.  250,724                             8,851
      The Progressive Corp.  170,968                                      14,963
      Prudential Financial, Inc.  423,600                                 18,613
      Safeco Corp.  108,621                                                4,756
      St. Paul Cos., Inc.  517,355                                        21,041
      Torchmark Corp.  90,710                                              4,720
      UnumProvident Corp.  230,026                                         3,577
      XL Capital Ltd., Class A  108,565                                    8,289
                                                                       ---------
                                                                         413,515
      MEDIA 3.6%
      --------------------------------------------------------------------------
      Clear Channel Communications,
      Inc.  483,722                                                       20,070
    o Comcast Corp., Class A  1,759,010                                   52,946
      Dow Jones & Co., Inc.  64,009                                        2,950
      Gannett Co., Inc.  213,769                                          18,529
      Knight-Ridder, Inc.  61,087                                          4,730
      The McGraw-Hill Cos., Inc.  148,062                                 11,676
      Meredith Corp.  39,218                                               1,998
      New York Times Co., Class A  117,850                                 5,399
      R.R. Donnelley & Sons Co.  167,196                                   4,919
    o Time Warner, Inc.  3,557,976                                        59,845
      Tribune Co.  258,439                                                12,374
    o Univision Communications, Inc.,
      Class A  251,484                                                     8,513
      Viacom, Inc., Class B  1,368,169                                    52,880
      The Walt Disney Co.  1,604,605                                      36,954
                                                                       ---------
                                                                         293,783


30 See financial notes.

SCHWAB S&P 500 FUND

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      MISCELLANEOUS 0.7%
      --------------------------------------------------------------------------
      3M Co.  612,276                                                     52,950

      MISCELLANEOUS FINANCE 7.8%
      --------------------------------------------------------------------------
      American Express Co.  1,003,981                                     49,145
      The Bear Stearns Cos., Inc.  81,229                                  6,510
      Capital One Financial Corp.  181,711                                11,908
    / The Charles Schwab Corp.  1,063,150                                 10,940
      Charter One Financial, Inc.  173,453                                 5,788
  (5) Citigroup, Inc.  4,025,639                                         193,593
      Countrywide Financial Corp.  217,331                                12,888
    o E*TRADE Group, Inc.  285,500                                         3,243
      Fannie Mae  758,727                                                 52,140
      Federated Investors, Inc.,
      Class B  85,300                                                      2,508
      Franklin Resources, Inc.  193,688                                   10,620
      Freddie Mac  537,902                                                31,413
      Golden West Financial Corp.  120,305                                12,645
      Goldman Sachs Group, Inc.  377,500                                  36,523
      Janus Capital Group, Inc.  186,007                                   2,827
      Lehman Brothers Holdings,
      Inc.  217,704                                                       15,979
      MBNA Corp.  1,001,693                                               24,421
      Merrill Lynch & Co., Inc.  759,334                                  41,179
      Moody's Corp.  116,409                                               7,510
      Morgan Stanley  858,439                                             44,115
    o Providian Financial Corp.  223,272                                   2,708
      SLM Corp.  351,683                                                  13,473
      T. Rowe Price Group, Inc.  99,307                                    5,092
      Washington Mutual, Inc.  701,921                                    27,649
                                                                         -------
                                                                         624,817
      NON-DURABLES & ENTERTAINMENT 1.2%
      --------------------------------------------------------------------------
      Darden Restaurants, Inc.  126,412                                    2,865
    o Electronic Arts, Inc.  234,756                                      11,883
      Fortune Brands, Inc.  112,791                                        8,600
      Hasbro, Inc.  133,312                                                2,518
      International Game Technology  272,552                              10,286
      Mattel, Inc.  335,693                                                5,694
      McDonald's Corp.  988,796                                           26,925
    o Starbucks Corp.  309,259                                            12,018
      Wendy's International, Inc.  89,337                                  3,484
    o Yum! Brands, Inc.  229,498                                           8,902
                                                                         -------
                                                                          93,175
      NON-FERROUS METALS 0.4%
      --------------------------------------------------------------------------
      Alcoa, Inc.  683,687                                                21,024
      Engelhard Corp.  95,939                                              2,786
      Freeport-McMoran Copper & Gold,
      Inc., Class B  134,615                                               4,106
    o Phelps Dodge Corp.  72,480                                           4,771
                                                                         -------
                                                                          32,687
      OIL: DOMESTIC 1.0%
      --------------------------------------------------------------------------
      Amerada Hess Corp.  70,261                                           4,998
      Ashland, Inc.  53,145                                                2,546
      ConocoPhillips  533,248                                             38,021
      Kerr-McGee Corp.  77,570                                             3,796
      Marathon Oil Corp.  265,479                                          8,909
    o Nabors Industries Ltd.  115,107                                      5,106
      Sunoco, Inc.  59,302                                                 3,730
    o Transocean, Inc.  249,199                                            6,920
      Unocal Corp.  201,422                                                7,259
                                                                         -------
                                                                          81,285
      OIL: INTERNATIONAL 3.7%
      --------------------------------------------------------------------------
      ChevronTexaco Corp.  838,357                                        76,710
  (3) Exxon Mobil Corp.  5,126,147                                       218,117
                                                                         -------
                                                                         294,827
      OPTICAL & PHOTO 0.2%
      --------------------------------------------------------------------------
    o Corning, Inc.  1,052,175                                            11,606
      Eastman Kodak Co.  224,974                                           5,802
                                                                         -------
                                                                          17,408
      PAPER & FOREST PRODUCTS 0.9%
      --------------------------------------------------------------------------
      Boise Cascade Corp.  66,153                                          2,231
      Georgia-Pacific Corp.  197,318                                       6,926
      International Paper Co.  376,813                                    15,193
      Kimberly-Clark Corp.  391,300                                       25,611
    o Louisiana-Pacific Corp.  83,408                                      1,968
      MeadWestvaco Corp.  155,777                                          4,073
      Temple-Inland, Inc.  41,926                                          2,590
      Weyerhaeuser Co.  172,097                                           10,188
                                                                         -------
                                                                          68,780


                                                         See financial notes. 31

SCHWAB S&P 500 FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      PRODUCER GOODS & MANUFACTURING 4.8%
      --------------------------------------------------------------------------
    o American Standard Cos., Inc.  55,900                                 5,880
      Avery Dennison Corp.  87,772                                         5,638
      Caterpillar, Inc.  271,101                                          21,073
      Cooper Industries Ltd., Class A  72,442                              3,978
      Deere & Co.  190,292                                                12,947
      Dover Corp.  157,706                                                 6,313
      Emerson Electric Co.  328,181                                       19,763
 =(1) General Electric Co.  7,972,970                                    238,790
      Honeywell International, Inc.  671,080                              23,206
      Illinois Tool Works, Inc.  242,165                                  20,877
      Ingersoll-Rand Co., Class A  136,964                                 8,841
      Johnson Controls, Inc.  147,168                                      8,074
    o Millipore Corp.  37,784                                              1,981
      Pall Corp.  96,974                                                   2,306
      Parker Hannifin Corp.  91,418                                        5,054
      Snap-On, Inc.  44,189                                                1,493
      W.W. Grainger, Inc.  72,199                                          3,783
                                                                         -------
                                                                         389,997
      RAILROAD & SHIPPING 0.4%
      --------------------------------------------------------------------------
      Burlington Northern Santa Fe
      Corp.  292,277                                                       9,557
      CSX Corp.  167,740                                                   5,160
      Norfolk Southern Corp.  302,882                                      7,215
      Union Pacific Corp.  201,337                                        11,865
                                                                         -------
                                                                          33,797
      REAL PROPERTY 0.4%
      --------------------------------------------------------------------------
      Apartment Investment & Management
      Co., Class A  72,500                                                 2,042
      Equity Office Properties Trust  314,006                              7,904
      Equity Residential  217,429                                          5,971
      Plum Creek Timber Co., Inc.  144,500                                 4,271
      ProLogis  142,400                                                    4,189
      Simon Property Group, Inc.  159,700                                  7,699
                                                                         -------
                                                                          32,076
      RETAIL 6.7%
      --------------------------------------------------------------------------
      Albertson's, Inc.  286,510                                           6,693
    o Autonation, Inc.  214,100                                            3,644
    o AutoZone, Inc.  68,977                                               6,040
    o Bed, Bath & Beyond, Inc.  234,687                                    8,712
      Best Buy Co., Inc.  255,472                                         13,859
    o Big Lots, Inc.  87,567                                               1,240
      Circuit City Stores, Inc.  158,574                                   1,852
    o Costco Wholesale Corp.  357,933                                     13,405
      CVS Corp.  311,627                                                  12,038
      Dillards, Inc., Class A  62,888                                      1,058
      Dollar General Corp.  260,124                                        4,880
      Family Dollar Stores, Inc.  132,990                                  4,274
      Federated Department Stores,
      Inc.  142,646                                                        6,990
      The Gap, Inc.  699,936                                              15,406
      Home Depot, Inc.  1,778,011                                         62,568
      J.C. Penney Co., Inc. Holding
      Co.  212,006                                                         7,179
    o Kohl's Corp.  267,771                                               11,190
    o Kroger Co.  581,385                                                 10,174
      Limited Brands, Inc.  363,498                                        7,503
      Lowe's Cos., Inc.  613,519                                          31,940
      The May Department Stores
      Co.  225,801                                                         6,955
      Nordstrom, Inc.  108,076                                             3,851
    o Office Depot, Inc.  243,533                                          4,264
      RadioShack Corp.  130,108                                            4,002
    o Safeway, Inc.  345,477                                               7,929
      Sears, Roebuck & Co.  174,110                                        6,973
    o Staples, Inc.  389,842                                              10,042
      Target Corp.  711,815                                               30,871
      Tiffany & Co.  113,553                                               4,429
      TJX Cos., Inc.  392,966                                              9,655
    o Toys 'R' Us, Inc.  166,616                                           2,574
 =(6) Wal-Mart Stores, Inc.  3,381,741                                   192,759
      Walgreen Co.  802,744                                               27,679
      Winn-Dixie Stores, Inc.  105,395                                       803
                                                                         -------
                                                                         543,431
      STEEL 0.1%
      --------------------------------------------------------------------------
      Allegheny Technologies, Inc.  60,584                                   619
      Nucor Corp.  62,905                                                  3,737


32 See financial notes.

SCHWAB S&P 500 FUND

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      United States Steel Corp.  87,046                                    2,492
      Worthington Industries, Inc.  69,657                                 1,257
                                                                         -------
                                                                           8,105
      TELEPHONE 3.6%
      --------------------------------------------------------------------------
      Alltel Corp.  243,668                                               12,266
      AT&T Corp.  621,840                                                 10,665
    o AT&T Wireless Services, Inc.  2,134,931                             29,483
    o Avaya, Inc.  331,475                                                 4,535
      BellSouth Corp.  1,435,308                                          37,045
      CenturyTel, Inc.  113,133                                            3,267
    o Citizens Communications Co.  218,457                                 2,849
    o Nextel Communications, Inc.,
      Class A  860,271                                                    20,526
    o Qwest Communications International,
      Inc.  1,381,642                                                      5,554
      SBC Communications, Inc.  2,584,833                                 64,362
      Sprint Corp. (FON Group)  1,110,436                                 19,866
      Verizon Communications,
      Inc.  2,158,022                                                     81,444
                                                                         -------
                                                                         291,862
      TOBACCO 1.2%
      --------------------------------------------------------------------------
      Altria Group, Inc.  1,599,865                                       88,600
      R.J. Reynolds Tobacco Holdings,
      Inc.  67,900                                                         4,398
      UST, Inc.  127,974                                                   4,762
                                                                         -------
                                                                          97,760
      TRAVEL & RECREATION 0.6%
      --------------------------------------------------------------------------
      Brunswick Corp.  73,572                                              3,025
      Carnival Corp.  491,712                                             20,981
      Harrah's Entertainment, Inc.  86,097                                 4,579
      Hilton Hotels Corp.  296,097                                         5,179
      Marriott International, Inc., Class A  182,134                       8,589
      Starwood Hotels & Resorts
      Worldwide, Inc.  161,921                                             6,443
                                                                         -------
                                                                          48,796
      TRUCKING & FREIGHT 0.1%
      --------------------------------------------------------------------------
      Paccar, Inc.  134,955                                                7,620
      Ryder Systems, Inc.  50,813                                          1,869
                                                                         -------
                                                                           9,489
      UTILITIES: ELECTRIC & GAS 2.9%
      --------------------------------------------------------------------------
    o The AES Corp.  481,690                                               4,176
    o Allegheny Energy, Inc.  99,242                                       1,367
      Ameren Corp.  141,580                                                6,190
      American Electric Power Co.,
      Inc.  307,485                                                        9,360
    o Calpine Corp.  317,541                                               1,378
      Centerpoint Energy, Inc.  235,015                                    2,536
      Cinergy Corp.  140,058                                               5,314
    o CMS Energy Corp.  123,846                                            1,029
      Consolidated Edison, Inc.  175,470                                   7,231
      Constellation Energy Group,
      Inc.  132,786                                                        5,110
      Dominion Resources, Inc.  254,282                                   16,226
      DTE Energy Co.  134,383                                              5,244
      Duke Energy Corp.  708,612                                          14,923
    o Dynegy, Inc., Class A  291,051                                       1,153
      Edison International  255,377                                        5,976
      El Paso Corp.  502,325                                               3,521
      Entergy Corp.  178,608                                               9,752
      Exelon Corp.  258,396                                               17,297
      FirstEnergy Corp.  258,545                                          10,109
      FPL Group, Inc.  143,198                                             9,110
      KeySpan Corp.  126,365                                               4,568
      Kinder Morgan, Inc.  96,339                                          5,801
      Nicor, Inc.  35,789                                                  1,216
      NiSource, Inc.  204,355                                              4,120
      Peoples Energy Corp.  27,820                                         1,163
    o PG&E Corp.  328,320                                                  9,035
      Pinnacle West Capital Corp.  70,250                                  2,744
      PPL Corp.  138,648                                                   5,941
      Progress Energy, Inc.  193,355                                       8,270
      Public Service Enterprise
      Group, Inc.  185,439                                                 7,955
      Sempra Energy  178,781                                               5,676
      The Southern Co.  575,055                                           16,539
      TECO Energy, Inc.  142,669                                           1,816
      TXU Corp.  253,950                                                   8,670
      Williams Cos., Inc.  399,773                                         4,118
      Xcel Energy, Inc.  311,475                                           5,211
                                                                         -------
                                                                         229,845


                                                         See financial notes. 33

SCHWAB S&P 500 FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      SHORT-TERM INVESTMENT
      0.1% of net assets

      Provident Institutional
      TempFund  7,072,638                                                 7,073

      SECURITY                                        FACE AMOUNT
         RATE, MATURITY DATE                          ($ x 1,000)
      U.S. TREASURY OBLIGATIONS
      0.0% of net assets

    = U.S. Treasury Bills,
         0.90%-0.92%, 06/17/04                               844            844

END OF INVESTMENTS.

      COLLATERAL INVESTED FOR SECURITIES ON LOAN
      8.2% of net assets

      COMMERCIAL PAPER & OTHER CORPORATE
      OBLIGATIONS  4.3%
      --------------------------------------------------------------------------
      American Express Credit Corp.
         1.07%, 05/13/04                                  16,235         16,235
      Bank of America
         1.05%, 09/20/04                                   9,486          9,486
      Canadian Imperial Bank Corp.
         1.72%, 05/25/05                                  18,682         18,678
         1.06%, 05/28/04                                  41,306         41,300
         1.04%, 01/31/05                                  35,113         35,108
      Concord Minutemen Capital
      Corp.
         1.04%, 05/20/04                                  20,215         20,198
      Credit Lyonnais
         1.08%, 09/30/04                                   5,490          5,490
      Crown Point Funding Corp.
         1.04%, 05/10/04                                  23,119         23,101
      Fairway Finance Corp.
         1.04%, 05/13/04                                     989            988
      Foreningssparbanken AB
         1.06%, 05/17/04                                  64,980         64,971
      General Electric Capital Corp.
         1.06%, 05/10/04                                  17,713         17,730
      Societe Generale
         1.14%, 05/03/04                                  11,658         11,655
      Svenska Handelsbanken
         1.39%, 10/27/04                                  19,082         19,080
      Westdeutsche Landesbank AG
         1.50%, 01/10/05                                  12,314         12,311
         1.05%, 09/23/04                                  18,694         18,690
         1.05%, 09/29/04                                  22,626         22,620
         1.05%, 10/12/04                                  11,613         11,612
                                                                        --------
                                                                        349,253

      SHORT-TERM INVESTMENT  0.5%
      --------------------------------------------------------------------------
      Deutche Bank, Time Deposit
         1.04%, 05/03/04                                  43,647         43,647

      SECURITY AND NUMBER OF SHARES

      OTHER INVESTMENT COMPANIES  3.4%
      --------------------------------------------------------------------------
      Institutional Money Market
         Trust  270,300,842                                             270,301

END OF COLLATERAL INVESTED FROM SECURITIES ON LOAN.


34 See financial notes.

SCHWAB S&P 500 FUND

Statement of
ASSETS AND LIABILITIES
As of April 30, 2004; unaudited. All numbers x 1,000 except NAV.

ASSETS
------------------------------------------------------------------------------
Investments, at market value
   (including $633,780 of securities on loan)                      $8,060,079 a
Collateral invested for securities on loan                            663,201
Receivables:
   Fund shares sold                                                     6,568
   Interest                                                                 7
   Dividends                                                            8,995
   Investments sold                                                    11,114
   Income from securities on loan                                          80
Prepaid expenses                                                 +        106
                                                                 -------------
TOTAL ASSETS                                                        8,750,150

LIABILITIES
------------------------------------------------------------------------------
Collateral invested for securities on loan                            663,201
Payables:
   Fund shares redeemed                                                 4,432
   Interest expense                                                         2
   Investments bought                                                  11,013
   Due to brokers for futures                                              72
   Investment adviser and administrator fees                               68
   Transfer agent and shareholder service fees                             44
Accrued expenses                                                 +        403
                                                                 -------------
TOTAL LIABILITIES                                                     679,235

NET ASSETS
------------------------------------------------------------------------------
TOTAL ASSETS                                                        8,750,150
TOTAL LIABILITIES                                                -    679,235
                                                                 -------------
NET ASSETS                                                         $8,070,915

NET ASSETS BY SOURCE
Capital received from investors                                     8,106,930
Net investment income not yet distributed                              34,390
Net realized capital losses                                          (743,692)
Net unrealized capital gains                                          673,287 b

NET ASSET VALUE (NAV) BY SHARE CLASS

                                                   SHARES
SHARE CLASS            NET ASSETS      /      OUTSTANDING      =          NAV
Investor Shares        $3,799,523                 221,767              $17.13
Select Shares          $4,017,675                 233,799              $17.18
e.Shares                 $253,717                  14,806              $17.14

Unless stated, all numbers x 1,000.

a The fund paid $7,386,682 for these securities.

  Not counting short-term obligations and government securities, the fund's security transactions during the period were:

    Purchases                $366,220
    Sales/maturities         $144,385

  The fund's total security transactions with other SchwabFunds(R) during the period were $1,168.

b These derive from investments and futures. As of the report date, the fund had thirty-six open S&P 500 futures contracts due to expire on June 18, 2004, with an aggregate contract value of $9,955 and net unrealized losses of $110.

FEDERAL TAX DATA
----------------------------------------------------
PORTFOLIO COST                            $7,575,524

NET UNREALIZED GAINS AND LOSSES:
Gains                                     $1,787,522
Losses                                  + (1,302,967)
                                        ------------
                                            $484,555

AS OF OCTOBER 31, 2003:

UNDISTRIBUTED EARNINGS:
Ordinary income                              $80,917
Long-term capital gains                          $--

UNUSED CAPITAL LOSSES:

Expires 10/31 of:                        Loss amount
   2008                                      $26,504
   2009                                       50,224
   2010                                      400,268
   2011                                 +     72,382
                                        ------------
                                            $549,378


                                                         See financial notes. 35

SCHWAB S&P 500 FUND

Statement of
OPERATIONS
For November 1, 2003 through April 30, 2004; unaudited. All numbers x 1,000.

INVESTMENT INCOME
------------------------------------------------------------------------------
Dividends                                                             $66,060
Interest                                                                   44
Securities on loan                                                 +      627
                                                                   -----------
TOTAL INVESTMENT INCOME                                                66,731

NET REALIZED GAINS AND LOSSES
------------------------------------------------------------------------------
Net realized losses on investments sold                              (112,970)
Net realized gains on futures contracts                            +      890
                                                                   -----------
NET REALIZED LOSSES                                                  (112,080)

NET UNREALIZED GAINS AND LOSSES
------------------------------------------------------------------------------
Net unrealized gains on investments                                   512,732
Net unrealized losses on futures contracts                         +     (494)
                                                                   -----------
NET UNREALIZED GAINS                                                  512,238

EXPENSES
------------------------------------------------------------------------------
Investment adviser and administrator fees                               6,845 a
Transfer agent and shareholder service fees:
   Investor Shares                                                      4,696 b
   Select Shares                                                        1,976 b
   e.Shares                                                               128 b
Trustees' fees                                                             26 c
Custodian fees                                                            101
Portfolio accounting fees                                                 553
Professional fees                                                          34
Registration fees                                                          81
Shareholder reports                                                       342
Interest expense                                                            7
Other expenses                                                     +       65
                                                                   -----------
Total expenses                                                         14,854
Expense reduction                                                  -    3,784 d
                                                                   -----------
NET EXPENSES                                                           11,070

INCREASE IN NET ASSETS FROM OPERATIONS
------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                66,731
NET EXPENSES                                                       -   11,070
                                                                   -----------
NET INVESTMENT INCOME                                                  55,661
NET REALIZED LOSSES                                                  (112,080) e
NET UNREALIZED GAINS                                               +  512,238 e
                                                                   -----------
INCREASE IN NET ASSETS FROM OPERATIONS                               $455,819

  Unless stated, all numbers x 1,000.

a Calculated as a percentage of average daily net assets: 0.20% of the first
  $500 million and 0.17% of the assets beyond that.

b Calculated as a percentage of average daily net assets: for transfer agent services, 0.05% of the fund's assets; for shareholder services, 0.20%, 0.05%, and 0.05% of the assets of each respective share class. These fees are paid to Charles Schwab & Co.

c For the fund's independent trustees only.

d Includes $878 from the investment adviser (CSIM) and $2,906 from the transfer agent and shareholder service agent (Schwab). These reductions reflect a guarantee by CSIM and Schwab to limit the operating expenses of this fund through February 28, 2005, as follows:

                                % OF AVERAGE
  SHARE CLASS               DAILY NET ASSETS
  ------------------------------------------
  Investor Shares                       0.37
  Select Shares                         0.19
  e.Shares                              0.28

  This limit doesn't include interest, taxes and certain non-routine expenses.

e These add up to a net gain on investments of $400,158.


36 See financial notes.

SCHWAB S&P 500 FUND

Statements of
CHANGES IN NET ASSETS
For the current and prior report periods. All numbers x 1,000.
Figures for current period are unaudited.

OPERATIONS
------------------------------------------------------------------------------
                                            11/1/03-4/30/04  11/1/02-10/31/03
Net investment income                               $55,661           $99,392
Net realized losses                                (112,080)          (59,341)
Net unrealized gains                        +       512,238         1,201,943
                                            ----------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS              455,819         1,241,994

DISTRIBUTIONS PAID
------------------------------------------------------------------------------
Dividends from net investment income
Investor Shares                                      46,375            40,628
Select Shares                                        52,459            49,532
e.Shares                                    +         3,356             3,378
                                            ----------------------------------
TOTAL DIVIDENDS FROM NET INVESTMENT INCOME         $102,190           $93,538 a

TRANSACTIONS IN FUND SHARES
------------------------------------------------------------------------------
                                  11/1/03-4/30/04          11/1/02-10/31/03
                                SHARES         VALUE     SHARES         VALUE
SHARES SOLD
Investor Shares                 28,062      $482,466     50,095      $730,445
Select Shares                   30,726       529,624     51,800       753,457
e.Shares                   +     2,097        36,208      4,668        67,061
                           ---------------------------------------------------
TOTAL SHARES SOLD               60,885    $1,048,298    106,563    $1,550,963

SHARES REINVESTED
Investor Shares                  2,680       $44,333      2,857       $39,062
Select Shares                    2,844        47,146      3,300        45,211
e.Shares                   +       182         3,018        224         3,062
                           ---------------------------------------------------
TOTAL SHARES REINVESTED          5,706       $94,497      6,381       $87,335

SHARES REDEEMED
Investor Shares                (23,530)    ($404,419)   (38,573)    ($558,964)
Select Shares                  (24,715)     (425,815)   (49,150)     (705,422)
e.Shares                   +    (2,480)      (42,659)    (5,869)      (84,347)
                           ---------------------------------------------------
TOTAL SHARES REDEEMED          (50,725)    ($872,893)   (93,592)  ($1,348,733) b

NET TRANSACTIONS IN
FUND SHARES                     15,866      $269,902     19,352      $289,565

SHARES OUTSTANDING AND NET ASSETS
------------------------------------------------------------------------------
                               11/1/03-4/30/04             11/1/02-10/31/03
                             SHARES      NET ASSETS      SHARES    NET ASSETS
Beginning of period            454,506    $7,447,384    435,154    $6,009,363
Total increase           +      15,866       623,531     19,352     1,438,021 c
                         -----------------------------------------------------
END OF PERIOD                  470,372    $8,070,915    454,506    $7,447,384 d

  Unless stated, all numbers x 1,000.

a The tax-basis components of distributions for the period ended 10/31/03 are:

  Ordinary Income                        $93,538
  Long-term capital gains                    $--

b The fund charges 0.75% of early withdrawal fees on shares redeemed 180 days or less after the purchase.

                       CURRENT             PRIOR
                        PERIOD            PERIOD
   Investor Shares        $140              $236
   Select Shares           126               302
   e.Shares             +    7            +   22
                        ------            ------
TOTAL                     $273              $560

  Dollar amounts are net of the redemption proceeds.

c Figures for shares represent shares sold plus shares reinvested, minus shares redeemed. Figures for net assets represent the changes in net assets from operations plus the changes in value of transactions in fund shares, minus distributions paid.

d Includes distributable net investment income in the amount of $34,390 and $80,919 at the end of the current period and prior period, respectively.

  Percent of fund shares owned by other SchwabFunds(R) as of the end of the current period:

   SCHWAB MARKETTRACK PORTFOLIOS
   All Equity Portfolio                        2.5%
   Growth Portfolio                            1.8%
   Balanced Portfolio                          1.1%
   Conservative Portfolio                      0.5%


                                                         See financial notes. 37

SCHWAB 1000 FUND

Financial Statements

FINANCIAL HIGHLIGHTS

                                                      11/1/03-     11/1/02-     11/1/01-     11/1/00-     11/1/99-     11/1/98-
INVESTOR SHARES                                       4/30/04*     10/31/03     10/31/02     10/31/01     10/31/00     10/31/99
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                  30.25        25.25        29.57        39.95        37.12        29.90
                                                      ------------------------------------------------------------------------------
Income or loss from investment operations:
   Net investment income                                 0.17         0.33         0.31         0.26         0.26         0.26
   Net realized and unrealized gains or losses           1.58         4.99        (4.36)      (10.40)        2.83         7.21
                                                      ------------------------------------------------------------------------------
   Total income or loss from investment operations       1.75         5.32        (4.05)      (10.14)        3.09         7.47

Less distributions:
   Dividends from net investment income                 (0.34)       (0.32)       (0.27)       (0.24)       (0.26)       (0.25)
                                                      ------------------------------------------------------------------------------
Net asset value at end of period                        31.66        30.25        25.25        29.57        39.95        37.12
                                                      ------------------------------------------------------------------------------
Total return (%)                                         5.84 1      21.34       (13.87)      (25.50)        8.34        25.12

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
   Net operating expenses                                0.51 2       0.49         0.46         0.46         0.47 3       0.46
   Gross operating expenses                              0.51 2       0.51         0.52         0.51         0.51         0.51
   Net investment income                                 1.11 2       1.27         1.04         0.78         0.63         0.78
Portfolio turnover rate                                     3 1          5            9            8            9            3
Net assets, end of period ($ x 1,000,000)               4,226        3,974        3,223        3,852        5,083        4,925

* Unaudited.

1 Not annualized.

2 Annualized.

3 The ratio of net operating expenses would have been 0.46% if certain non-routine expenses (proxy fees) had not been included.


38 See Financial Notes.

SCHWAB 1000 FUND

                                                      11/1/03-     11/1/02-     11/1/01-     11/1/00-     11/1/99-     11/1/98-
SELECT SHARES                                         4/30/04*     10/31/03     10/31/02     10/31/01     10/31/00     10/31/99
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                  30.27        25.26        29.58        39.98        37.16        29.93
                                                      ------------------------------------------------------------------------------
Income or loss from investment operations:
   Net investment income                                 0.20         0.37         0.35         0.31         0.29         0.30
   Net realized and unrealized gains or losses           1.57         4.99        (4.36)      (10.41)        2.84         7.22
                                                      ------------------------------------------------------------------------------
   Total income or loss from investment operations       1.77         5.36        (4.01)      (10.10)        3.13         7.52
Less distributions:
   Dividends from net investment income                 (0.38)       (0.35)       (0.31)       (0.30)       (0.31)       (0.29)
                                                      ------------------------------------------------------------------------------
Net asset value at end of period                        31.66        30.27        25.26        29.58        39.98        37.16
                                                      ------------------------------------------------------------------------------
Total return (%)                                         5.89 1      21.52       (13.77)      (25.40)        8.46        25.29

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
   Net operating expenses                                0.36 2       0.35         0.35         0.35         0.36 3       0.35
   Gross operating expenses                              0.36 2       0.36         0.37         0.36         0.36         0.37
   Net investment income                                 1.26 2       1.41         1.15         0.89         0.74         0.89
Portfolio turnover rate                                     3 1          5            9            8            9            3
Net assets, end of period ($ x 1,000,000)               2,117        1,996        1,588        1,911        2,159        2,214

* Unaudited.

1 Not annualized.

2 Annualized.

3 The ratio of net operating expenses would have been 0.35% if certain non-routine expenses (proxy fees) had not been included.


                                                         See financial notes. 39

SCHWAB 1000 FUND

PORTFOLIO HOLDINGS as of April 30, 2004, unaudited

This section shows all the securities in the fund's portfolio by industry classification and their market value, as of the report date.

We use the symbols below to designate certain characteristics. With the top ten holdings, the number in the circle is the security's rank among the top ten.

(1) Top ten holding

 o  Non-income producing security

 =  Collateral for open futures contracts

 /  Issuer is affiliated with the fund's adviser

 ~  Security is valued at fair value (see Accounting Policies)

                                                           COST          VALUE
HOLDINGS BY CATEGORY                                    ($x1,000)     ($x1,000)
--------------------------------------------------------------------------------
 99.8%    COMMON STOCK                                  4,008,427     6,331,128
  0.1%    SHORT-TERM
          INVESTMENT                                        2,440         2,440
  0.0%    U.S. TREASURY
          OBLIGATIONS                                         364           365
--------------------------------------------------------------------------------
 99.9%    TOTAL INVESTMENTS                             4,011,231     6,333,933
 17.2%    COLLATERAL INVESTED
          FOR SECURITIES ON LOAN                        1,093,954     1,093,954
(17.1)%   OTHER ASSETS AND
          LIABILITIES, NET                                           (1,084,771)
--------------------------------------------------------------------------------
100.0%    TOTAL NET ASSETS                                            6,343,116

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      COMMON STOCK 99.8% of net assets

      AEROSPACE / DEFENSE 1.5%
      --------------------------------------------------------------------------
      The Boeing Co.  453,182                                             19,346
      Crane Co.  31,950                                                      984
      General Dynamics Corp.  106,000                                      9,923
      Goodrich Corp.  62,992                                               1,814
    o L-3 Communications Holdings, Inc.  56,700                            3,501
      Lockheed Martin Corp.  243,784                                      11,628
      Northrop Grumman Corp.  100,297                                      9,954
      Raytheon Co.  225,200                                                7,265
      Rockwell Automation, Inc.  100,100                                   3,272
      Rockwell Collins, Inc.  94,900                                       3,061
      Textron, Inc.  72,900                                                4,023
      United Technologies Corp.  277,327                                  23,922
                                                                         -------
                                                                          98,693
      AIR TRANSPORTATION 1.0%
      --------------------------------------------------------------------------
    o AMR Corp.  85,500                                                      970
      FedEx Corp.  161,960                                                11,647
    o JetBlue Airways Corp.  54,500                                        1,509
      Sabre Holdings Corp.  77,000                                         1,816
      Southwest Airlines Co.  422,225                                      6,029
      United Parcel Service, Inc.,
      Class B  607,000                                                    42,581
                                                                         -------
                                                                          64,552
      ALCOHOLIC BEVERAGES 0.4%
      --------------------------------------------------------------------------
      Adolph Coors Co., Class B  19,500                                    1,281
      Anheuser-Busch Cos., Inc.  439,000                                  22,494
      Brown-Forman Corp., Class B  64,956                                  3,044
    o Constellation Brands, Inc.,
      Class A  56,500                                                      1,872
                                                                         -------
                                                                          28,691
      APPAREL 0.4%
      --------------------------------------------------------------------------
    o Coach, Inc.  99,628                                                  4,244
      Jones Apparel Group, Inc.  67,700                                    2,478
      Liz Claiborne, Inc.  58,600                                          2,057
      Nike, Inc., Class B  142,700                                        10,267
      Reebok International Ltd.  31,600                                    1,149
    o Timberland Co., Class A  18,700                                      1,173
      VF Corp.  57,900                                                     2,673
                                                                         -------
                                                                          24,041
      AUTOMOTIVE PRODUCTS / MOTOR VEHICLES 1.2%
      --------------------------------------------------------------------------
    o American Axle & Manufacturing
      Holdings, Inc.  28,100                                               1,081
      ArvinMeritor, Inc.  36,800                                             761
      BorgWarner, Inc.  14,700                                             1,205
      Carlisle Cos., Inc.  16,600                                            984
      Cooper Tire & Rubber Co.  39,700                                       849


40 See financial notes.

SCHWAB 1000 FUND

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      Cummins, Inc.  22,600                                                1,352
      Dana Corp.  79,789                                                   1,609
      Danaher Corp.  82,300                                                7,614
      Delphi Corp.  300,600                                                3,066
      Donaldson Co., Inc.  46,600                                          1,278
      Eaton Corp.  81,400                                                  4,834
      Ford Motor Co.  986,570                                             15,154
      General Motors Corp.  302,734                                       14,356
      Gentex Corp.  41,200                                                 1,620
      Genuine Parts Co.  93,275                                            3,339
      Harley-Davidson, Inc.  164,500                                       9,265
      Lear Corp.  36,300                                                   2,200
    o Navistar International Corp.  36,800                                 1,662
      Oshkosh Truck Corp.  18,700                                            957
      Polaris Industries, Inc.   23,200                                      995
      Thor Industries, Inc.  30,800                                          858
                                                                         -------
                                                                          75,039
      BANKS 7.4%
      --------------------------------------------------------------------------
      AmSouth Bancorp.  188,275                                            4,146
      Associated Banc-Corp.  39,325                                        1,610
      Bancorpsouth, Inc.  41,900                                             848
  (9) Bank of America Corp.  1,098,618                                    88,428
      Bank of Hawaii Corp.  29,950                                         1,309
      The Bank of New York Co., Inc.  416,900                             12,148
      Bank One Corp.  603,593                                             29,799
      Banknorth Group, Inc.  86,800                                        2,659
      BB&T Corp.  295,181                                                 10,181
      City National Corp.  26,300                                          1,621
      The Colonial BancGroup, Inc.  66,800                                 1,151
      Comerica, Inc.  93,974                                               4,852
      Commerce Bancorp, Inc. N.J.  40,600                                  2,315
      Commerce Bancshares, Inc.  36,690                                    1,647
      Compass Bancshares, Inc.  65,212                                     2,501
      Cullen/Frost Bankers, Inc.  27,900                                   1,208
      Doral Financial Corp.  57,900                                        1,899
      Fifth Third Bancorp  304,930                                        16,363
      First Horizon National Corp.  67,400                                 2,963
      First Midwest Bancorp, Inc. Illinois  24,900                           840
      FirstMerit Corp.  45,300                                             1,067
      FNB Corp.  24,740                                                      485
      Fulton Financial Corp.  58,087                                       1,197
      Greater Bay Bancorp  28,100                                            797
      Hibernia Corp., Class A  83,200                                      1,813
      Hudson City Bancorp, Inc.  102,400                                   3,461
      Hudson United Bancorp  24,100                                          861
      Huntington Bancshares, Inc.  122,735                                 2,626
      J.P. Morgan Chase & Co.  1,105,490                                  41,566
      KeyCorp, Inc.  226,746                                               6,734
      M&T Bank Corp.  64,301                                               5,466
      Marshall & Ilsley Corp.  121,370                                     4,463
      Mellon Financial Corp.  232,688                                      6,897
      Mercantile Bankshares Corp.  42,775                                  1,836
      National City Corp.  328,000                                        11,372
      National Commerce Financial
      Corp.  110,050                                                       2,926
      North Fork Bancorp., Inc.  81,300                                    3,018
      Northern Trust Corp.  118,150                                        4,995
      Park National Corp.  7,400                                             854
      Peoples Bank-Bridgeport  33,000                                      1,393
      PNC Financial Services Group,
      Inc.  148,830                                                        7,903
      Popular, Inc.  71,200                                                2,990
      Provident Financial Group, Inc.  26,300                              1,036
      Regions Financial Corp.  119,265                                     4,140
      Sky Financial Group, Inc.  49,530                                    1,184
      The South Financial Group, Inc.  31,700                                878
      SouthTrust Corp.  177,974                                            5,531
      State Street Corp.  181,200                                          8,843
      SunTrust Banks, Inc.  152,956                                       10,409
      Synovus Financial Corp.  161,962                                     3,866
      TCF Financial Corp.  38,000                                          1,883
      Trustmark Corp.  31,300                                                833
      U.S. Bancorp  1,031,253                                             26,441
      UCBH Holdings, Inc.  24,200                                            896
      Union Planters Corp.  101,100                                        2,811
      UnionBanCal Corp.  78,100                                            4,173
      Valley National Bancorp  52,919                                      1,368
      Wachovia Corp.  708,320                                             32,406


                                                         See financial notes. 41

SCHWAB 1000 FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      Wells Fargo & Co.  911,632                                          51,471
      Westamerica Bancorp.  17,600                                           855
      WestCorp., Inc.  27,300                                              1,204
      Whitney Holding Corp.  21,700                                          890
      Wilmington Trust Corp.  35,300                                       1,227
      Zions Bancorp.  48,300                                               2,730
                                                                         -------
                                                                         468,283
      BUSINESS MACHINES & SOFTWARE 8.2%
      --------------------------------------------------------------------------
    o 3Com Corp.  200,150                                                  1,233
      Adobe Systems, Inc.  125,500                                         5,188
    o Apple Computer, Inc.  198,800                                        5,115
    o Ascential Software Corp.  31,900                                       542
      Autodesk, Inc.  59,900                                               2,007
    o Avocent Corp.  25,200                                                  809
    o BEA Systems, Inc.  217,600                                           2,483
    o BMC Software, Inc.  121,300                                          2,098
    o Cisco Systems, Inc.  3,696,200                                      77,140
    o Compuware Corp.  206,100                                             1,577
    o Comverse Technology, Inc.  103,500                                   1,693
    o Dell, Inc.  1,379,400                                               47,879
      Diebold, Inc.  39,018                                                1,798
    o EMC Corp.  1,294,000                                                14,441
      Fair Isaac Corp.  38,925                                             1,313
    o Foundry Networks, Inc.  70,000                                         791
    o Gateway, Inc.  201,400                                                 971
      Hewlett-Packard Co.  1,642,040                                      32,348
      IKON Office Solutions, Inc.  78,600                                    875
    o Integrated Device Technology,
      Inc.  56,300                                                           757
      International Business Machines
      Corp.  914,300                                                      80,614
    o Juniper Networks, Inc.  208,700                                      4,566
    o Lexmark International, Inc.,
      Class A  69,000                                                      6,242
    o Maxtor Corp.  131,700                                                  857
      Microchip Technology, Inc.  111,200                                  3,116
 =(2) Microsoft Corp.  5,802,900                                         150,701
    o NCR Corp.  50,751                                                    2,268
    o Network Appliance, Inc.  185,000                                     3,445
    o Novell, Inc.  200,400                                                1,932
    o Oracle Corp.  2,816,014                                             31,596
    o Peregrine Systems, Inc.  2,104                                          42
      Pitney Bowes, Inc.  125,400                                          5,486
    o Sandisk Corp.  85,000                                                1,964
   ~o Seagate Escrow Security  126,560                                        36
    o Siebel Systems, Inc.  266,100                                        2,736
    o Storage Technology Corp.  59,400                                     1,560
    o Sun Microsystems, Inc.  1,757,600                                    6,855
    o Sybase, Inc.  51,900                                                   887
    o Tech Data Corp.  30,400                                              1,034
    o The Titan Corp.  43,700                                                839
      Total System Services, Inc.  105,500                                 2,342
    o Unisys Corp.  177,250                                                2,310
    o Xerox Corp.  424,750                                                 5,704
                                                                         -------
                                                                         518,190
      BUSINESS SERVICES 4.4%
      --------------------------------------------------------------------------
    o Affiliated Computer Services, Inc.,
      Class A  73,200                                                      3,550
    o Allied Waste Industries, Inc.  171,865                               2,164
    o Apollo Group, Inc., Class A  94,550                                  8,593
      Aramark Corp., Class B  53,800                                       1,539
      Automatic Data Processing,
      Inc.  316,800                                                       13,879
    o BearingPoint, Inc.  104,400                                          1,046
    o The BISYS Group, Inc.  63,500                                          921
    o Brocade Communications Systems,
      Inc.  138,200                                                          739
    o Career Education Corp.  53,700                                       3,437
      CDW Corp.  44,600                                                    2,787
    o Cendant Corp.  545,448                                              12,916
    o Ceridian Corp.  80,200                                               1,715
      Certegy, Inc.  34,800                                                1,245
    o Checkfree Corp.  42,800                                              1,286
    o ChoicePoint, Inc.  46,966                                            2,063
    o Cintas Corp.  91,700                                                 4,123
    o Citrix Systems, Inc.  88,000                                         1,676
    o Cognizant Technology Solutions
      Corp.  35,100                                                        1,519
      Computer Associates International,
      Inc.  312,579                                                        8,380


42 See financial notes.

SCHWAB 1000 FUND

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
    o Computer Sciences Corp.  100,496                                     4,111
    o Convergys Corp.  76,800                                              1,115
    o Copart, Inc.  47,700                                                   904
    o Corinthian Colleges, Inc.  47,400                                    1,451
    o Corporate Executive Board Co.  20,000                                1,033
      Deluxe Corp.  27,100                                                 1,120
    o DeVry, Inc.  37,600                                                  1,083
    o DST Systems, Inc.  44,800                                            1,978
    o Dun & Bradstreet Corp.  39,100                                       2,043
    o Earthlink, Inc.  85,700                                                789
    o eBay, Inc.  348,500                                                 27,817
    o Education Management Corp.  38,900                                   1,379
      Electronic Data Systems Corp.  257,600                               4,712
      Equifax, Inc.  74,700                                                1,831
      First Data Corp.  476,943                                           21,649
    o Fiserv, Inc.  103,889                                                3,798
      Friedman Billings Ramsey Group, Inc.,
      Class A  75,500                                                      1,397
    o Gartner, Inc., Class A  69,400                                         829
      Global Payments, Inc.  20,000                                          960
      GTECH Holdings Corp.  31,700                                         1,931
      H&R Block, Inc.  95,600                                              4,313
    o ICOS Corp.  33,800                                                   1,081
      IMS Health, Inc.  128,500                                            3,245
    o Interpublic Group of Cos., Inc.  222,350                             3,489
    o Intuit, Inc.  106,400                                                4,519
    o Invitrogen Corp.  27,500                                             1,986
    o Iron Mountain, Inc.  45,700                                          2,080
    o ITT Educational Services, Inc.  24,300                                 980
      Jack Henry & Associates, Inc.  47,900                                  871
    o Jacobs Engineering Group, Inc.  29,800                               1,243
    o Lamar Advertising Co.  46,600                                        1,913
      Manpower, Inc.  46,600                                               2,186
    o Mercury Interactive Corp.  48,200                                    2,051
    o Monster Worldwide, Inc.  60,500                                      1,549
      National Instruments Corp.  41,700                                   1,274
    o Network Associates, Inc.  86,600                                     1,358
      Omnicom Group, Inc.  103,900                                         8,261
      Paychex, Inc.  202,342                                               7,543
    o PeopleSoft, Inc.  201,106                                            3,395
    o Perot Systems Corp., Class A  59,700                                   795
    o Pixar, Inc.  29,600                                                  2,022
    o Polycom, Inc.  53,300                                                1,017
    o Red Hat, Inc.  94,600                                                2,148
      Republic Services, Inc.  84,900                                      2,447
      The Reynolds & Reynolds Co.,
      Class A  36,000                                                      1,028
    o Robert Half International, Inc.  91,800                              2,503
      The ServiceMaster Co.  158,400                                       1,921
    o Sirius Satellite Radio, Inc.  661,600                                2,183
    o Stericycle, Inc.  22,600                                             1,081
    o Sungard Data Systems, Inc.  154,200                                  4,020
    o Symantec Corp.  167,200                                              7,532
    o Synopsys, Inc.  83,400                                               2,229
    o VeriSign, Inc.  129,635                                              2,091
    o Veritas Software Corp.  231,279                                      6,168
      Viad Corp.  47,300                                                   1,181
      Waste Management, Inc.  314,375                                      8,928
    o WebMD Corp.  164,700                                                 1,448
    o Yahoo!, Inc.  357,606                                               18,045
                                                                         -------
                                                                         277,632
      CHEMICALS 1.4%
      --------------------------------------------------------------------------
      Air Products & Chemicals, Inc.  121,900                              6,072
      Airgas, Inc.  39,700                                                   879
    o Bio-Rad Laboratories, Inc.,
      Class A  13,600                                                        797
      Cabot Corp.  33,200                                                  1,122
    o Celgene Corp.  43,500                                                2,249
    o Cytec Industries, Inc.  21,000                                         826
      Dow Chemical Co.  500,752                                           19,875
      E.I. du Pont de Nemours &
      Co.  536,689                                                        23,051
      Eastman Chemical Co.  41,425                                         1,763
      Ecolab, Inc.  138,300                                                4,121
      Lubrizol Corp.  27,700                                                 881
      Lyondell Chemical Co.  94,900                                        1,552
    o Monsanto Co.  140,548                                                4,862
      PPG Industries, Inc.  91,100                                         5,403
      Praxair, Inc.  174,400                                               6,374
      Rohm & Haas Co.  119,414                                             4,631


                                                         See financial notes. 43

SCHWAB 1000 FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      RPM International, Inc.  62,100                                        936
      Sigma-Aldrich Corp.  37,100                                          2,101
      Valspar Corp.  27,100                                                1,346
                                                                         -------
                                                                          88,841
      CONSTRUCTION 0.7%
      --------------------------------------------------------------------------
      Centex Corp.  66,600                                                 3,194
      D.R. Horton, Inc.  126,433                                           3,641
      Florida Rock Industries, Inc.  23,100                                  919
      Fluor Corp.  44,100                                                  1,683
    o Hovnanian Enterprises, Inc.,
      Class A  32,400                                                      1,165
      KB Home  24,900                                                      1,716
      Lafarge North America, Inc.  37,000                                  1,637
      Lennar Corp., Class A  84,400                                        3,954
      Martin Marietta Materials, Inc.  26,200                              1,133
      Masco Corp.  248,400                                                 6,958
      MDC Holdings, Inc.  17,369                                           1,073
    o NVR, Inc.  3,900                                                     1,759
      Pulte Homes, Inc.  66,500                                            3,270
      The Ryland Group, Inc.  13,300                                       1,050
      The Sherwin-Williams Co.  78,100                                     2,972
      Standard-Pacific Corp.  17,700                                         893
      The Stanley Works  43,400                                            1,845
    o Toll Brothers, Inc.  39,200                                          1,551
      Vulcan Materials Co.  54,600                                         2,525
    o West Corp.  36,100                                                     882
                                                                         -------
                                                                          43,820
      CONSUMER DURABLES 0.3%
      --------------------------------------------------------------------------
      Black & Decker Corp.  41,650                                         2,410
      Ethan Allen Interiors, Inc.  20,000                                    832
      Furniture Brands International, Inc.  30,000                           844
      Hillenbrand Industries, Inc.  33,100                                 2,234
      Leggett & Platt, Inc.  103,000                                       2,328
      Maytag Corp.  42,050                                                 1,173
    o Mohawk Industries, Inc.  35,639                                      2,749
      Newell Rubbermaid, Inc.  147,209                                     3,480
    o United Rentals, Inc.  41,400                                           712
      Whirlpool Corp.  37,400                                              2,450
                                                                         -------
                                                                          19,212
      CONTAINERS 0.2%
      --------------------------------------------------------------------------
      Ball Corp.  30,200                                                   1,993
      Bemis Co.  56,800                                                    1,534
    o Crown Holdings, Inc.  88,600                                           748
    o Owens-Illinois, Inc.  79,300                                         1,107
    o Pactiv Corp.  84,350                                                 1,936
    o Sealed Air Corp.  45,499                                             2,233
      Sonoco Products Co.  52,141                                          1,296
                                                                         -------
                                                                          10,847
      ELECTRONICS 5.3%
      --------------------------------------------------------------------------
    o Acxiom Corp.  45,600                                                 1,055
    o ADC Telecommunications, Inc.  431,800                                1,080
    o Adelphia Communications,
      Class A  75,707                                                         62
    o Advanced Fibre Communications,
      Inc.  46,700                                                           780
    o Advanced Micro Devices, Inc.  186,900                                2,658
    o Agere Systems, Inc., Class A  895,900                                2,025
    o Agilent Technologies, Inc.  257,000                                  6,942
    o Alliant Techsystems, Inc.  20,700                                    1,227
    o Altera Corp.  203,100                                                4,064
      American Power Conversion
      Corp.  106,600                                                       1,989
    o Amkor Technology, Inc.  93,300                                         754
    o Amphenol Corp., Class A  46,800                                      1,479
      Analog Devices, Inc.  199,000                                        8,477
    o Andrew Corp.  82,400                                                 1,397
    o Applied Materials, Inc.  904,000                                    16,480
    o Applied Micro Circuits Corp.  164,700                                  726
    o Arrow Electronics, Inc.  60,500                                      1,529
    o Atmel Corp.  252,900                                                 1,477
    o Avid Technology, Inc.  16,500                                          792
    o Avnet, Inc.  64,300                                                  1,391
      AVX Corp.  93,200                                                    1,323
    o Broadcom Corp., Class A  164,400                                     6,208
    o Cadence Design Systems,
      Inc.  141,050                                                        1,808
    o CIENA Corp.  254,200                                                 1,052
    o Cymer, Inc.  19,300                                                    617
    o Cypress Semiconductor Corp.  64,600                                    902
    o Emulex Corp.  44,500                                                   742
    o Energizer Holdings, Inc.  45,300                                     1,962


44 See financial notes.

SCHWAB 1000 FUND

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
    o Fairchild Semiconductor International,
      Inc., Class A  63,200                                                1,231
    o Getty Images, Inc.  30,300                                           1,654
      Harman International Industries,
      Inc.  35,200                                                         2,670
      Harris Corp.  35,800                                                 1,613
    o Integrated Circuit Systems, Inc.  38,600                               914
  (8) Intel Corp.  3,488,300                                              89,754
    o Interactive Data Corp.  49,800                                         833
    o International Rectifier Corp.  34,400                                1,364
      Intersil Corp., Class A  74,600                                      1,473
      ITT Industries, Inc.  49,400                                         3,917
    o Jabil Circuit, Inc.  107,100                                         2,826
    o JDS Uniphase Corp.  769,755                                          2,340
    o KLA-Tencor Corp.  104,400                                            4,350
    o Lam Research Corp.  69,900                                           1,548
      Linear Technology Corp.  169,500                                     6,039
    o LSI Logic Corp.  203,400                                             1,513
    o Lucent Technologies, Inc.  2,265,519                                 7,635
      Maxim Integrated Products, Inc.  178,229                             8,197
    o Micron Technology, Inc.  327,600                                     4,462
    o MKS Instruments, Inc.  27,800                                          534
      Molex, Inc.  102,121                                                 3,041
      Motorola, Inc.  1,252,586                                           22,860
    o National Semiconductor Corp.  96,700                                 3,944
    o Novellus Systems, Inc.  81,800                                       2,369
    o Nvidia Corp.  86,900                                                 1,785
    o Omnivision Technologies, Inc.  29,200                                  651
      PerkinElmer, Inc.  68,100                                            1,311
    o QLogic Corp.  50,700                                                 1,368
      Qualcomm, Inc.  431,100                                             26,927
    o Rambus, Inc.  52,600                                                   980
    o RF Micro Devices, Inc.  99,500                                         732
    o Sanmina-SCI Corp.  277,452                                           2,780
      Scientific-Atlanta, Inc.  81,400                                     2,637
    o Semtech Corp.  39,600                                                  832
    o Silicon Laboratories, Inc.  26,700                                   1,259
    o Solectron Corp.  448,400                                             2,197
      Symbol Technologies, Inc.  123,770                                   1,485
      Tektronix, Inc.  45,400                                              1,344
    o Tellabs, Inc.  223,900                                               1,955
    o Teradyne, Inc.  102,600                                              2,091
      Texas Instruments, Inc.  932,255                                    23,400
    o Thermo Electron Corp.  87,384                                        2,552
    o Varian Semiconductor Equipment
      Associates, Inc.  19,200                                               625
    o Vishay Intertechnology, Inc.  86,150                                 1,499
    o Waters Corp.  65,100                                                 2,809
    o Western Digital Corp.  110,500                                         893
    o Western Wireless Corp., Class A  45,400                                945
    o Xilinx, Inc.  185,600                                                6,242
    o Zebra Technologies Corp.,
      Class A  25,350                                                      1,858
                                                                         -------
                                                                         339,236
      ENERGY: RAW MATERIALS 1.4%
      --------------------------------------------------------------------------
      Anadarko Petroleum Corp.  134,680                                    7,216
      Apache Corp.  173,820                                                7,278
      Arch Coal, Inc.  28,300                                                866
      Baker Hughes, Inc.  181,520                                          6,658
    o BJ Services Co.  85,000                                              3,783
      Burlington Resources, Inc.  106,467                                  7,162
    o Cooper Cameron Corp.  28,900                                         1,397
      Devon Energy Corp.  126,716                                          7,755
      ENSCO International, Inc.  80,300                                    2,198
      EOG Resources, Inc.  61,800                                          3,044
    o FMC Technologies, Inc.  35,600                                         970
    o Forest Oil Corp.  28,700                                               753
    o Grant Prideco, Inc.  65,200                                            994
      Halliburton Co.  236,960                                             7,061
      Massey Energy Co.  40,500                                              949
    o Noble Corp.  71,800                                                  2,668
      Noble Energy, Inc.  30,500                                           1,406
      Occidental Petroleum Corp.  208,500                                  9,841
      Peabody Energy Corp.  33,100                                         1,552
    o Reliant Energy, Inc.  158,100                                        1,314
    o Rowan Cos., Inc.  56,000                                             1,249
    o Smith International, Inc.  53,800                                    2,946
      Tidewater, Inc.  32,500                                                917
    o Tom Brown, Inc.  24,500                                              1,173
      Valero Energy Corp.  68,488                                          4,367
    o Weatherford International Ltd.  69,900                               3,039
      Western Gas Resources, Inc.  17,900                                    975
                                                                         -------
                                                                          89,531


                                                         See financial notes. 45

SCHWAB 1000 FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      FOOD & AGRICULTURE 3.8%
      --------------------------------------------------------------------------
    o 7-Eleven, Inc.  59,900                                                 964
      Archer-Daniels-Midland Co.  346,836                                  6,090
      Campbell Soup Co.  220,200                                           6,084
      The Coca-Cola Co.  1,314,000                                        66,449
      Coca-Cola Enterprises, Inc.  244,100                                 6,591
      ConAgra Foods, Inc.  289,959                                         8,377
    o Dean Foods Co.  83,750                                               2,812
    o Del Monte Foods Co.  111,695                                         1,235
      General Mills, Inc.  202,250                                         9,860
      H.J. Heinz Co.  190,700                                              7,283
      Hershey Foods Corp.  69,700                                          6,196
      Hormel Foods Corp.  74,400                                           2,268
      The J.M. Smuckers Co.  26,800                                        1,402
      Kellogg Co.  220,900                                                 9,477
      Kraft Foods, Inc., Class A  150,100                                  4,940
      McCormick & Co., Inc.  74,500                                        2,545
      The Pepsi Bottling Group, Inc.  140,900                              4,124
      PepsiAmericas, Inc.  77,500                                          1,552
      PepsiCo, Inc.  919,060                                              50,080
    o Performance Food Group Co.  24,600                                     864
      Sara Lee Corp.  425,900                                              9,830
    o The Scotts Co., Class A  17,200                                      1,134
    o Smithfield Foods, Inc.  59,400                                       1,580
      Supervalu, Inc.  72,000                                              2,217
      Sysco Corp.  349,100                                                13,353
      Tootsie Roll Industries, Inc.  28,561                                  995
      Tyson Foods, Inc., Class A  188,082                                  3,525
      Wm. Wrigley Jr. Co.  122,500                                         7,558
                                                                         -------
                                                                         239,385
      GOLD 0.1%
      --------------------------------------------------------------------------
      Newmont Mining Corp.  233,738                                        8,742

      HEALTHCARE / DRUGS & MEDICINE 13.1%
      --------------------------------------------------------------------------
      Abbott Laboratories  842,600                                        37,091
    o Accredo Health, Inc.  25,700                                           993
      Allergan, Inc.  69,900                                               6,155
      AmerisourceBergen Corp.  59,995                                      3,473
    o Amgen, Inc.  692,840                                                38,986
    o Amylin Pharmaceuticals, Inc.  50,200                                 1,124
    o Andrx Corp.  38,700                                                    885
    o Anthem, Inc.  74,100                                                 6,564
    o Apogent Technologies, Inc.  48,500                                   1,572
      Applied Biosystems Group -
      Applera Corp.  111,600                                               2,072
    o Barr Laboratories, Inc.  54,225                                      2,246
      Bausch & Lomb, Inc.  28,200                                          1,772
      Baxter International, Inc.  329,300                                 10,422
      Beckman Coulter, Inc.  33,000                                        1,843
      Becton Dickinson & Co.  136,300                                      6,890
    o Biogen Idec, Inc.  177,660                                          10,482
      Biomet, Inc.  137,100                                                5,415
    o Boston Scientific Corp.  441,384                                    18,181
      Bristol-Myers Squibb Co.  1,044,200                                 26,209
      C.R. Bard, Inc.  27,800                                              2,954
      Cardinal Health, Inc.  234,156                                      17,152
    o Caremark Rx, Inc.  239,356                                           8,102
    o Cephalon, Inc.  29,900                                               1,702
    o Charles River Laboratories International,
      Inc.  24,600                                                         1,132
    o Chiron Corp.  100,612                                                4,668
    o Community Health Systems, Inc.  52,900                               1,364
      Cooper Cos., Inc.  16,900                                              913
    o Covance, Inc.  33,300                                                1,124
    o Coventry Health Care, Inc.  48,300                                   2,021
    o Cytyc Corp.  58,900                                                  1,260
    o Dade Behring Holdings, Inc.  21,900                                  1,007
    o DaVita, Inc.  34,100                                                 1,743
      Dentsply International, Inc.  42,550                                 2,062
    o Edwards Lifesciences Corp.  31,700                                   1,092
      Eli Lilly & Co.  603,568                                            44,549
    o Endo Pharmaceutical Holdings,
      Inc.  70,700                                                         1,688
    o Express Scripts, Inc.  42,100                                        3,256
    o First Health Group Corp.  50,700                                       847
    o Forest Laboratories, Inc.  198,100                                  12,774
    o Gen-Probe, Inc.  25,800                                                860
    o Genzyme Corp.  120,200                                               5,236
    o Gilead Sciences, Inc.  115,100                                       7,002


46 See financial notes.

SCHWAB 1000 FUND

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      Guidant Corp.  168,772                                              10,634
      HCA, Inc.  267,772                                                  10,880
      Health Management Associates, Inc.,
      Class A  128,728                                                     2,977
    o Health Net, Inc.  60,900                                             1,549
    o Henry Schein, Inc.  23,400                                           1,649
    o Human Genome Sciences, Inc.  69,400                                    847
    o Humana, Inc.  86,500                                                 1,409
    o IDEXX Laboratories, Inc.  18,700                                     1,146
    o ImClone Systems, Inc.  40,300                                        2,695
    o Inamed Corp.  18,800                                                 1,106
    o IVAX Corp.  105,325                                                  2,243
 (10) Johnson & Johnson  1,593,520                                        86,098
    o King Pharmaceuticals, Inc.  129,266                                  2,230
    o Laboratory Corp. of America
      Holdings  80,300                                                     3,191
    o Lincare Holdings, Inc.  52,700                                       1,830
      Manor Care, Inc.  47,800                                             1,551
    o Martek Biosciences Corp.  14,800                                       940
      McKesson Corp.  156,228                                              5,134
    o Medco Health Solutions, Inc.  144,922                                5,130
      Medicis Pharmaceutical Corp.,
      Class A  29,400                                                      1,262
    o Medimmune, Inc.  132,750                                             3,218
      Medtronic, Inc.  654,100                                            33,006
      Merck & Co., Inc.  1,194,308                                        56,132
    o Millennium Pharmaceuticals,
      Inc.  161,620                                                        2,423
      Mylan Laboratories, Inc.  144,312                                    3,306
    o NBTY, Inc.  35,700                                                   1,327
    o Neurocrine Biosciences, Inc.  19,000                                 1,247
      Omnicare, Inc.  55,000                                               2,281
      Oxford Health Plans, Inc.  43,400                                    2,363
    o Pacificare Health Systems, Inc.  45,000                              1,609
    o Patterson Dental Co.  36,700                                         2,705
  (4) Pfizer, Inc.  4,099,512                                            146,599
    o Pharmaceutical Product Development,
      Inc.  30,100                                                           890
    o Pharmaceutical Resources, Inc.  18,300                                 738
    o Protein Design Labs, Inc.  50,300                                    1,231
    o Quest Diagnostics  55,700                                            4,698
    o Renal Care Group, Inc.  26,100                                       1,291
    o Respironics, Inc.  18,800                                              985
      Schering-Plough Corp.  790,600                                      13,227
      Select Medical Corp.  52,000                                           985
    o Sepracor, Inc.  45,600                                               2,180
    o St. Jude Medical, Inc.  94,500                                       7,207
    o Steris Corp.  37,300                                                   827
      Stryker Corp.  107,000                                              10,586
    o Techne Corp.  22,100                                                   861
    o Tenet Healthcare Corp.  249,409                                      2,933
    o Triad Hospitals, Inc.  40,500                                        1,377
      UnitedHealth Group, Inc.  337,592                                   20,755
      Universal Health Services,
      Class B  31,200                                                      1,370
      Valeant Pharmaceuticals
      International  44,600                                                1,030
    o Varian Medical Systems, Inc.  36,400                                 3,125
    o Watson Pharmaceuticals, Inc.  58,000                                 2,065
    o WellPoint Health Networks, Inc.  83,450                              9,321
      Wyeth  718,400                                                      27,350
    o Zimmer Holdings, Inc.  131,700                                      10,516
                                                                         -------
                                                                         833,148
      HOUSEHOLD PRODUCTS 2.2%
      --------------------------------------------------------------------------
      Alberto-Culver Co., Class B  47,250                                  2,228
      Avon Products, Inc.  126,400                                        10,618
      Church & Dwight Co., Inc.  21,700                                      975
      Clorox Co.  113,300                                                  5,867
      Colgate-Palmolive Co.  285,900                                      16,548
      The Estee Lauder Cos., Inc.,
      Class A  65,200                                                      2,980
      The Gillette Co.  544,810                                           22,294
      International Flavors & Fragrances,
      Inc.  50,200                                                         1,820
    = Procter & Gamble Co.  694,500                                       73,443
                                                                         -------
                                                                         136,773
      INSURANCE 4.9%
      --------------------------------------------------------------------------
      Aetna, Inc.  83,765                                                  6,932
      AFLAC, Inc.  277,000                                                11,698
    o Alleghany Corp.  4,020                                               1,055
    o Allmerica Financial Corp.  28,500                                      991
      The Allstate Corp.  379,348                                         17,412


                                                         See financial notes. 47

SCHWAB 1000 FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      AMBAC Financial Group, Inc.  57,400                                  3,961
      American Financial Group, Inc.  39,200                               1,203
  (7) American International Group,
      Inc.  1,402,771                                                    100,509
      American National Insurance
      Co.  14,300                                                          1,348
      AON Corp.  168,312                                                   4,386
      Arthur J. Gallagher & Co.  48,400                                    1,560
      Brown & Brown, Inc.  36,900                                          1,439
      Chubb Corp.  102,700                                                 7,086
      CIGNA Corp.  75,300                                                  4,858
      Cincinnati Financial Corp.  90,420                                   3,706
    o CNA Financial Corp.  119,900                                         3,286
      Erie Indemnity Co., Class A  34,300                                  1,585
      Fidelity National Financial, Inc.  87,584                            3,206
      First American Corp.  42,000                                         1,139
      Hartford Financial Services Group,
      Inc.  156,700                                                        9,571
      HCC Insurance Holdings, Inc.  34,300                                 1,098
      Jefferson-Pilot Corp.  75,587                                        3,748
      Lincoln National Corp.  95,400                                       4,282
      Loews Corp.  99,400                                                  5,766
    o Markel Corp.  5,300                                                  1,553
      Marsh & McLennan Cos., Inc.  286,400                                12,917
      MBIA, Inc.  77,300                                                   4,552
      Mercury General Corp.  29,100                                        1,484
      Metlife, Inc.  409,800                                              14,138
      MGIC Investment Corp.  52,900                                        3,895
    o Mony Group, Inc.  25,400                                               786
      Nationwide Financial Services, Inc.,
      Class A  30,200                                                      1,039
      Odyssey Re Holdings Corp.  34,900                                      828
      Old Republic International Corp.  97,162                             2,256
      The PMI Group, Inc.  51,000                                          2,195
    o Principal Financial Group, Inc.  173,200                             6,114
      The Progressive Corp.  117,800                                      10,310
      Protective Life Corp.  36,900                                        1,327
      Prudential Financial, Inc.  291,900                                 12,826
      Radian Group, Inc.  50,300                                           2,339
      Reinsurance Group of America,
      Inc.  32,500                                                         1,262
      Safeco Corp.  74,300                                                 3,254
      St. Paul Cos., Inc.  356,822                                        14,512
      Stancorp Financial Group, Inc.  15,700                                 971
      Torchmark Corp.  60,700                                              3,159
      Transatlantic Holdings, Inc.  28,100                                 2,515
      Unitrin, Inc.  36,200                                                1,435
      UnumProvident Corp.  158,871                                         2,470
      W.R. Berkley Corp.  44,750                                           1,812
                                                                         -------
                                                                         311,774
      MEDIA 4.4%
      --------------------------------------------------------------------------
    o American Tower Corp., Class A  113,800                               1,417
      Belo Corp., Class A  61,400                                          1,748
    o Cablevision Systems Corp., NY Group,
      Class A  117,700                                                     2,569
      Clear Channel Communications,
      Inc.  332,129                                                       13,780
    o Comcast Corp., Class A  1,213,380                                   36,523
    o Cox Communications, Inc.,
      Class A  319,986                                                    10,460
    o The DIRECTV Group, Inc.  491,783                                     8,803
      Dow Jones & Co., Inc.  43,850                                        2,021
      The E.W. Scripps Co., Class A  43,375                                4,578
    o EchoStar Communications Corp.,
      Class A  132,000                                                     4,381
    o Emmis Communications Corp.,
      Class A  29,400                                                        688
    o Entercom Communications Corp.  27,500                                1,254
    o Fox Entertainment Group, Inc.,
      Class A  230,000                                                     6,406
      Gannett Co., Inc.  147,500                                          12,785
      Harte-Hanks, Inc.  46,900                                            1,124
    o InterActiveCorp  339,727                                            10,827
      John Wiley & Sons, Class A  33,100                                   1,013
      Knight-Ridder, Inc.  42,800                                          3,314
      Lee Enterprises, Inc.  24,000                                        1,147
      McClatchy Co., Class A  24,700                                       1,754
      The McGraw-Hill Cos., Inc.  104,750                                  8,261
      Media General, Inc., Class A  12,700                                   913
      Meredith Corp.  27,000                                               1,375
    o Metro-Goldwyn-Mayer, Inc.  132,655                                   2,788
      New York Times Co., Class A  79,826                                  3,657
    o PanAmSat Corp.  80,600                                               1,860
      R.R. Donnelley & Sons Co.  115,400                                   3,395


48 See financial notes.

SCHWAB 1000 FUND

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
    o Radio One, Inc., Class A  56,200                                     1,072
    o Time Warner, Inc.  2,446,330                                        41,147
      Tribune Co.  177,600                                                 8,504
    o Univision Communications, Inc.,
      Class A  172,910                                                     5,853
    o Valassis Communications, Inc.  28,000                                  865
      Viacom, Inc., Class B  942,279                                      36,419
      The Walt Disney Co.  1,101,121                                      25,359
      Washington Post, Class B  5,200                                      4,784
    o Westwood One, Inc.  53,600                                           1,583
    o XM Satellite Radio Holdings, Inc.,
      Class A  97,200                                                      2,329
                                                                         -------
                                                                         276,756
      MISCELLANEOUS 0.6%
      --------------------------------------------------------------------------
      3M Co.  420,900                                                     36,399

      MISCELLANEOUS FINANCE 8.5%
      --------------------------------------------------------------------------
      A.G. Edwards, Inc.  42,143                                           1,542
    o Affiliated Managers Group, Inc.  17,250                                840
      Allied Capital Corp.  68,500                                         1,625
      American Capital Strategies Ltd.  34,700                               911
      American Express Co.  693,900                                       33,966
    o AmeriCredit Corp.  84,000                                            1,362
    o Ameritrade Holding Corp.  226,600                                    2,774
      Astoria Financial Corp.  42,500                                      1,463
      The Bear Stearns Cos., Inc.  55,771                                  4,469
    o Berkshire Hathaway, Inc., Class A  620                              57,902
    o BOK Financial Corp.  30,686                                          1,199
      Capital One Financial Corp.  125,850                                 8,247
    / The Charles Schwab Corp.  730,497                                    7,517
      Charter One Financial, Inc.  119,404                                 3,984
      Chicago Mercantile Exchange  17,700                                  2,076
      CIT Group, Inc.  114,500                                             3,935
  (5) Citigroup, Inc.  2,769,201                                         133,171
      Countrywide Financial Corp.  148,119                                 8,783
    o E*TRADE Group, Inc.  196,400                                         2,231
      Eaton Vance Corp.  36,900                                            1,347
      Fannie Mae  523,200                                                 35,954
      Federated Investors, Inc.,
      Class B  58,250                                                      1,712
      Franklin Resources, Inc.  136,600                                    7,490
      Freddie Mac  369,900                                                21,602
      Golden West Financial Corp.  81,400                                  8,556
      Goldman Sachs Group, Inc.  260,300                                  25,184
      GreenPoint Financial Corp.  71,500                                   2,788
      Independence Community Bank
      Corp.  44,000                                                        1,603
      IndyMac Bancorp, Inc.  29,900                                          962
      International Bancshares Corp.  20,800                               1,109
      Investors Financial Services Corp.  35,100                           1,364
      Janus Capital Group, Inc.  129,200                                   1,964
      Jefferies Group, Inc.  29,200                                          996
    o Knight Trading Group, Inc.  61,500                                     715
      Legg Mason, Inc.  35,600                                             3,277
      Lehman Brothers Holdings, Inc.  147,570                             10,832
      Leucadia National Corp.  37,300                                      1,838
      MBNA Corp.  689,280                                                 16,805
      Merrill Lynch & Co., Inc.  522,600                                  28,341
      Moody's Corp.  79,900                                                5,154
      Morgan Stanley  589,910                                             30,315
      New York Community Bancorp,
      Inc.  145,182                                                        3,640
      Nuveen Investments, Inc., Class A  49,800                            1,276
    o Providian Financial Corp.  155,700                                   1,889
      Raymond James Financial, Inc.  39,150                                  983
      SEI Investments Co.  56,500                                          1,668
      SLM Corp.  243,750                                                   9,338
      Sovereign Bancorp., Inc.  164,100                                    3,279
      Student Loan Corp.  10,800                                           1,529
      T. Rowe Price Group, Inc.  66,700                                    3,420
      Waddell & Reed Financial, Inc.,
      Class A  44,200                                                        983
      Washington Federal, Inc.  41,229                                       963
      Washington Mutual, Inc.  484,410                                    19,081
      Webster Financial Corp.  24,500                                      1,066
      Wesco Financial Corp.  3,900                                         1,546
                                                                         -------
                                                                         538,566
      NON-DURABLES & ENTERTAINMENT 1.3%
      --------------------------------------------------------------------------
    o Activision, Inc.  71,400                                             1,075
      Applebee's International, Inc.  29,450                               1,142
    o Brinker International, Inc.  51,800                                  1,992
      CBRL Group, Inc.  26,600                                               999
    o The Cheesecake Factory  27,650                                       1,171


                                                         See financial notes. 49

SCHWAB 1000 FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      Darden Restaurants, Inc.  88,450                                     2,004
    o Electronic Arts, Inc.  161,700                                       8,185
      Fortune Brands, Inc.  78,200                                         5,963
      Hasbro, Inc.  93,687                                                 1,770
      International Game Technology  187,700                               7,084
      International Speedway Corp.,
      Class A  28,500                                                      1,201
    o Krispy Kreme Doughnuts, Inc.  32,300                                 1,050
      Lancaster Colony Corp.  19,200                                         793
    o Marvel Enterprises, Inc.  58,050                                     1,102
      Mattel, Inc.  230,520                                                3,910
      McDonald's Corp.  682,800                                           18,593
      Outback Steakhouse, Inc.  40,175                                     1,765
      Regis Corp.  23,500                                                  1,020
      Ruby Tuesday, Inc.  34,800                                           1,041
    o Service Corp. International  161,700                                 1,195
    o Starbucks Corp.  211,700                                             8,227
      Wendy's International, Inc.  61,200                                  2,387
    o Yum! Brands, Inc.  157,720                                           6,118
                                                                         -------
                                                                          79,787
      NON-FERROUS METALS 0.3%
      --------------------------------------------------------------------------
      Alcoa, Inc.  466,295                                                14,339
      Engelhard Corp.  67,387                                              1,957
      Freeport-McMoran Copper & Gold,
      Inc.,Class B  92,394                                                 2,818
    o Phelps Dodge Corp.  50,000                                           3,291
                                                                         -------
                                                                          22,405
      OIL: DOMESTIC 1.2%
      --------------------------------------------------------------------------
      Amerada Hess Corp.  48,200                                           3,428
      Ashland, Inc.  36,900                                                1,768
      Chesapeake Energy Corp.  127,400                                     1,752
      ConocoPhillips  367,178                                             26,180
      Consol Energy, Inc.  48,200                                          1,380
      Diamond Offshore Drilling, Inc.  70,000                              1,579
      Kerr-McGee Corp.  54,002                                             2,642
      Marathon Oil Corp.  183,000                                          6,141
      Murphy Oil Corp.  49,340                                             3,380
    o Nabors Industries Ltd.  78,700                                       3,491
    o National-Oilwell, Inc.  45,700                                       1,276
    o Newfield Exploration Co.  30,100                                     1,586
      Patina Oil & Gas Corp.  36,800                                       1,023
    o Patterson-UTI Energy, Inc.  43,500                                   1,574
    o Pioneer Natural Resources Co.  63,400                                2,074
      Pogo Producing Co.  34,200                                           1,687
    o Pride International, Inc.  72,800                                    1,228
      Sunoco, Inc.  41,500                                                 2,610
    o Ultra Petroleum Corp.  39,900                                        1,310
      Unocal Corp.  138,834                                                5,004
    o Varco International, Inc.  52,400                                    1,084
    o Westport Resources Corp.  36,200                                     1,239
      XTO Energy, Inc.  123,666                                            3,302
                                                                         -------
                                                                          76,738
      OIL: INTERNATIONAL 3.2%
      --------------------------------------------------------------------------
      ChevronTexaco Corp.  575,346                                        52,644
  (3) Exxon Mobil Corp.  3,525,230                                       149,999
                                                                         -------
                                                                         202,643
      OPTICAL & PHOTO 0.2%
      --------------------------------------------------------------------------
    o Corning, Inc.  716,041                                               7,898
      Eastman Kodak Co.  153,700                                           3,964
    o Ingram Micro, Inc., Class A  81,200                                    970
                                                                         -------
                                                                          12,832
      PAPER & FOREST PRODUCTS 0.8%
      --------------------------------------------------------------------------
      Boise Cascade Corp.  46,400                                          1,565
      Bowater, Inc.  29,800                                                1,250
      Georgia-Pacific Corp.  136,388                                       4,787
      International Paper Co.  259,645                                    10,469
      Kimberly-Clark Corp.  269,360                                       17,630
    o Louisiana-Pacific Corp.  56,900                                      1,342


50 See financial notes.

SCHWAB 1000 FUND

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      MeadWestvaco Corp.  107,653                                          2,815
      Packaging Corp. of America  56,600                                   1,244
      Rayonier, Inc.  26,196                                               1,022
    o Smurfit-Stone Container Corp.  132,600                               2,279
      Temple-Inland, Inc.  29,200                                          1,804
      Weyerhaeuser Co.  119,900                                            7,098
                                                                         -------
                                                                          53,305
      PRODUCER GOODS & MANUFACTURING 4.6%
      --------------------------------------------------------------------------
    o AGCO Corp.  47,500                                                     914
    o American Standard Cos., Inc.  39,100                                 4,113
      Ametek, Inc.  36,000                                                   954
      Avery Dennison Corp.  59,300                                         3,809
      Blyth, Inc.  24,500                                                    797
      Briggs & Stratton Corp.  11,900                                        833
      Caterpillar, Inc.  188,200                                          14,629
      Cooper Industries Ltd., Class A  50,100                              2,751
      Deere & Co.  130,700                                                 8,893
      Dover Corp.  108,700                                                 4,351
      Emerson Electric Co.  227,700                                       13,712
      Fastenal Co.  40,800                                                 2,239
    o Fisher Scientific International,
      Inc.  33,700                                                         1,973
 =(1) General Electric Co.  5,480,300                                    164,135
      Graco, Inc.  37,050                                                  1,045
      Harsco Corp.  22,000                                                   958
      Herman Miller, Inc.  39,200                                          1,030
      HON Industries, Inc.  31,300                                         1,158
      Honeywell International, Inc.  464,363                              16,058
      Hubbell, Inc., Class B  32,138                                       1,444
      Illinois Tool Works, Inc.  167,242                                  14,418
      Ingersoll-Rand Co., Class A  93,100                                  6,010
      Johnson Controls, Inc.  101,400                                      5,563
    o Millipore Corp.  26,100                                              1,368
      Pall Corp.  67,133                                                   1,596
      Parker Hannifin Corp.  63,575                                        3,515
      Pentair, Inc.  26,400                                                1,573
      Precision Castparts Corp.  33,300                                    1,499
      Roper Industries, Inc.  19,200                                         932
      Snap-On, Inc.  31,350                                                1,059
    o SPX Corp.  40,800                                                    1,810
      Teleflex, Inc.  21,300                                                 972
      The Timken Co.  47,800                                               1,054
      W.W. Grainger, Inc.  48,900                                          2,562
      York International Corp.  21,500                                       843
                                                                         -------
                                                                         290,570
      RAILROAD & SHIPPING 0.4%
      --------------------------------------------------------------------------
      Burlington Northern Santa Fe
      Corp.  199,053                                                       6,509
      CSX Corp.  114,900                                                   3,535
      Norfolk Southern Corp.  209,500                                      4,990
      Union Pacific Corp.  138,861                                         8,183
                                                                         -------
                                                                          23,217
      REAL PROPERTY 1.4%
      --------------------------------------------------------------------------
      AMB Property Corp.  43,900                                           1,330
      Annaly Mortgage Management,
      Inc.  61,400                                                         1,062
      Apartment Investment & Management
      Co., Class A  50,600                                                 1,425
      Archstone-Smith Trust  102,500                                       2,812
      Arden Realty, Inc.  34,500                                             974
      AvalonBay Communities, Inc.  38,200                                  1,896
      Boston Properties, Inc.  56,700                                      2,665
      BRE Properties, Class A  26,900                                        853
      Camden Property Trust  21,200                                          897
      CarrAmerica Realty Corp.  28,200                                       804
    o Catellus Development Corp.  55,398                                   1,194
      CBL & Associates Properties,
      Inc.  16,300                                                           819
      Centerpoint Properties Trust  12,400                                   894
      Chelsea Property Group, Inc.  23,400                                 1,193
      Cousins Properties, Inc.  26,100                                       734
      Crescent Real Estate Equity Co.  53,300                                825
      Developers Diversified Realty
      Corp.  46,400                                                        1,520
      Duke Realty Corp.  73,000                                            2,129
      Equity Office Properties Trust  214,400                              5,396
      Equity Residential  147,800                                          4,059
      Essex Property Trust, Inc.  12,300                                     750


                                                         See financial notes. 51

SCHWAB 1000 FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      Federal Realty Investment Trust  26,400                                979
      Forest City Enterprises, Inc.,
      Class A  26,750                                                      1,403
      General Growth Properties, Inc.  115,300                             3,126
      Health Care Property Investors,
      Inc.  69,600                                                         1,663
      Health Care Real Estate Investment
      Trust, Inc.  26,500                                                    846
      Healthcare Realty Trust, Inc.  23,000                                  825
      Hospitality Properties Trust  35,900                                 1,403
    o Host Marriott Corp.  171,300                                         2,038
      iStar Financial, Inc.  57,800                                        2,054
      Kimco Realty Corp.  59,300                                           2,534
      Liberty Property Trust  42,900                                       1,568
      The Macerich Co.  31,000                                             1,298
      Mack-Cali Realty Corp.  31,200                                       1,165
      The Mills Corp.  25,900                                              1,052
      New Plan Excel Realty Trust  52,500                                  1,178
      Pan Pacific Retail Properties,
      Inc.  21,700                                                           953
      Plum Creek Timber Co., Inc.  98,200                                  2,903
      ProLogis  96,608                                                     2,842
      Public Storage, Inc.  68,100                                         2,846
      Realty Income Corp.  20,400                                            780
      Regency Centers Corp.  32,100                                        1,217
      The Rouse Co.  55,100                                                2,386
      Shurgard Storage Centers, Inc.,
      Class A  24,500                                                        816
      Simon Property Group, Inc.  109,800                                  5,293
      SL Green Realty Corp.  21,300                                          869
      The St. Joe Co.  40,800                                              1,599
      Thornburg Mortgage, Inc.  38,700                                     1,002
      Trizec Properties, Inc.  81,000                                      1,160
      United Dominion Realty Trust, Inc.  68,100                           1,222
      Ventas, Inc.  43,000                                                   950
      Vornado Realty Trust  64,200                                         3,239
      Weingarten Realty Investment  43,950                                 1,271
                                                                         -------
                                                                          88,711
      RETAIL 6.6%
      --------------------------------------------------------------------------
    o 99 Cents Only Stores  38,766                                           766
    o Abercrombie & Fitch Co.,
      Class A  51,800                                                      1,629
    o Advance Auto Parts, Inc.  39,300                                     1,696
      Albertson's, Inc.  196,742                                           4,596
    o Amazon.com, Inc.  217,100                                            9,435
    o AnnTaylor Stores Corp.  24,300                                         985
    o Autonation, Inc.  147,500                                            2,510
    o AutoZone, Inc.  47,600                                               4,168
    o Barnes & Noble, Inc.  35,800                                         1,069
    o Bed, Bath & Beyond, Inc.  158,800                                    5,895
      Best Buy Co., Inc.  175,550                                          9,524
    o Big Lots, Inc.  62,800                                                 889
    o BJ's Wholesale Club, Inc.  37,500                                      909
      Borders Group, Inc.  41,600                                            997
    o Carmax, Inc.  55,600                                                 1,441
    o Chico's FAS, Inc.  46,800                                            1,906
      Circuit City Stores, Inc.  112,400                                   1,313
      Claire's Stores, Inc.  52,500                                        1,070
    o Costco Wholesale Corp.  247,508                                      9,269
      CVS Corp.  213,814                                                   8,260
      Dollar General Corp.  180,869                                        3,393
    o Dollar Tree Stores, Inc.  61,800                                     1,666
      Family Dollar Stores, Inc.  92,400                                   2,970
      Federated Department Stores,
      Inc.  96,900                                                         4,748
      Foot Locker, Inc.  76,900                                            1,846
      The Gap, Inc.  482,500                                              10,620
      Home Depot, Inc.  1,226,397                                         43,157
      J.C. Penney Co., Inc. Holding
      Co.  146,500                                                         4,960
    o Kohl's Corp.  184,300                                                7,702
    o Kroger Co.  401,630                                                  7,029
      Limited Brands, Inc.  250,568                                        5,172
      Lowe's Cos., Inc.  423,800                                          22,063
      The May Department Stores
      Co.  154,750                                                         4,766
      Michaels Stores, Inc.  35,900                                        1,796
    o The Neiman Marcus Group, Inc.,
      Class A  26,200                                                      1,274
      Nordstrom, Inc.  73,700                                              2,626
    o O'Reilly Automotive, Inc.  29,200                                    1,311
    o Office Depot, Inc.  168,048                                          2,943
    o Pacific Sunwear of California  42,000                                  902
      PETsMART, Inc.  76,800                                               2,127
      Pier 1 Imports, Inc.  47,800                                           988


52 See financial notes.

SCHWAB 1000 FUND

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      RadioShack Corp.  88,132                                             2,711
    o Rent-A-Center, Inc.  45,750                                          1,339
    o Rite Aid Corp.  276,900                                              1,357
      Ross Stores, Inc.  81,600                                            2,489
    o Safeway, Inc.  237,180                                               5,443
    o Saks, Inc.  73,640                                                   1,060
      Sears, Roebuck & Co.  119,900                                        4,802
    o Staples, Inc.  265,560                                               6,841
      Talbots, Inc.  30,400                                                1,062
      Target Corp.  490,900                                               21,290
      Tiffany & Co.  78,600                                                3,065
      TJX Cos., Inc.  269,900                                              6,631
    o Toys 'R' Us, Inc.  114,580                                           1,770
    o Urban Outfitters, Inc.  21,300                                         983
 =(6) Wal-Mart Stores, Inc.  2,325,700                                   132,565
      Walgreen Co.  551,900                                               19,030
      Whole Foods Market, Inc.  32,200                                     2,576
    o Williams-Sonoma, Inc.  62,700                                        2,036
                                                                         -------
                                                                         419,436
      STEEL 0.1%
      --------------------------------------------------------------------------
      Nucor Corp.  41,900                                                  2,489
      United States Steel Corp.  60,860                                    1,742
      Worthington Industries, Inc.  46,100                                   832
                                                                         -------
                                                                           5,063
      TELEPHONE 3.6%
      --------------------------------------------------------------------------
      Adtran, Inc.  42,500                                                 1,042
      Alltel Corp.  169,367                                                8,526
      AT&T Corp.  425,617                                                  7,299
    o AT&T Wireless Services, Inc.  1,461,621                             20,185
    o Avaya, Inc.  223,600                                                 3,059
      BellSouth Corp.  983,400                                            25,382
      CenturyTel, Inc.  77,287                                             2,232
    o Citizens Communications Co.  152,518                                 1,989
    o Crown Castle International
      Corp.  118,000                                                       1,646
    o Level 3 Communications, Inc.  363,200                                1,028
    o Liberty Media Corp., Class A  1,449,300                             15,855
    o Nextel Communications, Inc.,
      Class A  591,800                                                    14,120
    o Nextel Partners, Inc., Class A  98,000                               1,308
    o NTL, Inc.  46,700                                                    2,651
    o Qwest Communications International,
      Inc.  948,647                                                        3,814
      SBC Communications, Inc.  1,776,628                                 44,238
    o Sonus Networks, Inc.  131,200                                          499
      Sprint Corp. (FON Group)  764,529                                   13,677
      Telephone & Data Systems, Inc.  30,900                               2,038
    o U.S. Cellular Corp.  46,100                                          1,580
      Verizon Communications, Inc.  1,487,393                             56,134
                                                                         -------
                                                                         228,302
      TOBACCO 1.1%
      --------------------------------------------------------------------------
      Altria Group, Inc.  1,100,300                                       60,935
      R.J. Reynolds Tobacco Holdings,
      Inc.  45,300                                                         2,934
      UST, Inc.  88,900                                                    3,308
                                                                         -------
                                                                          67,177
      TRAVEL & RECREATION 0.4%
      --------------------------------------------------------------------------
      Brunswick Corp.  49,100                                              2,019
    o Caesars Entertainment, Inc.  162,600                                 2,154
      Harrah's Entertainment, Inc.  59,200                                 3,148
      Hilton Hotels Corp.  203,467                                         3,559
      Mandalay Resort Group  34,900                                        2,005
      Marriott International, Inc.,
      Class A  124,000                                                     5,848
    o MGM MIRAGE  77,700                                                   3,559
      Starwood Hotels & Resorts Worldwide,
      Inc.  108,400                                                        4,313
      Station Casinos, Inc.  32,200                                        1,452
                                                                         -------
                                                                          28,057
      TRUCKING & FREIGHT 0.2%
      --------------------------------------------------------------------------
      C.H. Robinson Worldwide, Inc.  45,200                                1,855
      CNF, Inc.  26,700                                                      976
      Expeditors International Washington,
      Inc.  56,400                                                         2,267
    o J.B. Hunt Transport Services, Inc.  43,000                           1,361
      Paccar, Inc.  93,870                                                 5,300
      Ryder Systems, Inc.  34,500                                          1,269
    o Swift Transportation Co., Inc.  44,900                                 760
      Werner Enterprises, Inc.  42,800                                       856
    o Yellow Roadway Corp.  25,300                                           861
                                                                         -------
                                                                          15,505


                                                         See financial notes. 53

SCHWAB 1000 FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      UTILITIES: ELECTRIC & GAS 3.0%
      --------------------------------------------------------------------------
    o The AES Corp.  334,106                                               2,897
      AGL Resources, Inc.  34,500                                            987
    o Allegheny Energy, Inc.  68,200                                         940
      Allete, Inc.  46,700                                                 1,613
      Alliant Energy Corp.  59,300                                         1,474
      Ameren Corp.  97,730                                                 4,273
      American Electric Power Co., Inc.  213,820                           6,509
      Aqua America, Inc.  49,675                                           1,016
    o Calpine Corp.  221,700                                                 962
      Centerpoint Energy, Inc.  164,217                                    1,772
      Cinergy Corp.  95,465                                                3,622
      Consolidated Edison, Inc.  120,900                                   4,982
      Constellation Energy Group, Inc.  89,750                             3,454
      Dominion Resources, Inc.  176,016                                   11,232
      DPL, Inc.  67,892                                                    1,196
      DTE Energy Co.  90,183                                               3,519
      Duke Energy Corp.  488,762                                          10,293
    o Dynegy, Inc., Class A  202,300                                         801
      Edison International  174,700                                        4,088
      El Paso Corp.  344,646                                               2,416
      Energen Corp.  19,400                                                  802
      Energy East Corp.  78,384                                            1,846
      Entergy Corp.  122,821                                               6,706
      Equitable Resources, Inc.  33,400                                    1,569
      Exelon Corp.  177,387                                               11,874
      FirstEnergy Corp.  176,898                                           6,917
      FPL Group, Inc.  100,600                                             6,400
      Great Plains Energy, Inc.  37,200                                    1,161
      Hawaiian Electric Industries, Inc.  20,200                           1,005
      KeySpan Corp.  85,334                                                3,085
      Kinder Morgan, Inc.  66,200                                          3,986
      MDU Resources Group, Inc.  60,800                                    1,362
      National Fuel Gas Co.  43,700                                        1,070
      Nicor, Inc.  23,700                                                    806
      NiSource, Inc.  140,880                                              2,840
      Northeast Utilities, Inc.  71,800                                    1,318
      NSTAR  28,400                                                        1,375
      OGE Energy Corp.  46,700                                             1,123
      Oneok, Inc.  54,800                                                  1,148
      Peoples Energy Corp.  19,700                                           823
      Pepco Holdings, Inc.  92,025                                         1,743
    o PG&E Corp.  222,458                                                  6,122
      Piedmont Natural Gas Co.  20,300                                       822
      Pinnacle West Capital Corp.  49,000                                  1,914
      PPL Corp.  95,220                                                    4,080
      Progress Energy, Inc.  131,400                                       5,620
      Public Service Enterprise Group, Inc.  126,100                       5,410
      Puget Energy, Inc.  50,600                                           1,111
      Questar Corp.  44,600                                                1,582
      SCANA Corp.  59,500                                                  2,047
      Sempra Energy  121,438                                               3,856
      The Southern Co.  394,700                                           11,352
      TECO Energy, Inc.  100,800                                           1,283
      TXU Corp.  173,712                                                   5,931
      Vectren Corp.  40,600                                                  980
      Westar Energy, Inc.  38,900                                            794
      Williams Cos., Inc.  277,909                                         2,862
      Wisconsin Energy Corp.  63,200                                       1,984
      WPS Resources Corp.  19,500                                            893
      Xcel Energy, Inc.  214,035                                           3,581
                                                                         -------
                                                                         189,229

      SHORT-TERM INVESTMENT
      0.1% of net assets

      Provident Institutional
      TempFund  2,440,442                                                  2,440

      SECURITY                                        FACE AMOUNT
          RATE, MATURITY DATE                         ($ x 1,000)

      U.S. TREASURY OBLIGATIONS
      0.0% of net assets

    = U.S. Treasury Bills,
          0.80%-0.92%, 06/17/04                               365            365

END OF INVESTMENTS.


54 See financial notes.

SCHWAB 1000 FUND

      SECURITY                                        FACE AMOUNT       VALUE
          RATE, MATURITY DATE                         ($ x 1,000)    ($ x 1,000)

      COLLATERAL INVESTED FOR SECURITIES ON LOAN
      17.2% of net assets

      COMMERCIAL PAPER & OTHER CORPORATE
      OBLIGATIONS 9.3%
      --------------------------------------------------------------------------
      American Express Credit Corp.
         1.07%, 05/13/04                                   15,081         15,081
      Bank of America
         1.05%, 09/20/04                                   34,844         34,844
      Canadian Imperial Bank Corp.
         1.72%, 05/25/05                                   59,330         59,317
         1.06%, 05/28/04                                   22,647         22,644
         1.04%, 01/31/05                                   23,854         23,851
      Concord Minutemen Capital Corp.
         1.04%, 05/20/04                                   29,100         29,076
      Credit Lyonnais
         1.08%, 09/30/04                                   26,570         26,570
      Crown Point Funding Corp.
         1.04%, 05/10/04                                   30,543         30,518
      Fairway Finance Corp.
         1.04%, 05/13/04                                   15,834         15,821
      Foreningssparbanken AB
         1.06%, 05/17/04                                   69,930         69,919
      General Electric Capital Corp.
         1.06%, 05/10/04                                   45,492         45,535
      Societe Generale
         1.14%, 05/03/04                                   56,681         56,670
      Svenska Handelsbanken
         1.39%, 10/27/04                                   47,558         47,554
      Westdeutsche Landesbank AG
         1.50%, 01/10/05                                   44,907         44,894
         1.05%, 09/23/04                                   22,032         22,028
         1.05%, 09/29/04                                   24,167         24,161
         1.05%, 10/12/04                                   22,273         22,271
                                                                         -------
                                                                         590,754

      SHORT-TERM INVESTMENT 1.1%
      --------------------------------------------------------------------------
      Deutche Bank, Time Deposit
         1.04%, 05/03/04                                   71,116         71,116

      SECURITY AND NUMBER OF SHARES

      OTHER INVESTMENT COMPANIES 6.8%
      --------------------------------------------------------------------------
      Institutional Money Market
         Trust 432,083,687                                               432,084

END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.


                                                         See financial notes. 55

SCHWAB 1000 FUND

Statement of
ASSETS AND LIABILITIES
As of April 30, 2004; unaudited. All numbers x 1,000 except NAV.

ASSETS
--------------------------------------------------------------------------------
Investments, at market value
   (including $1,043,194 of securities on loan)                      $6,333,933 a
Collateral invested for securities on loan                            1,093,954
Receivables:
   Fund shares sold                                                       4,533
   Interest                                                                   2
   Dividends                                                              6,726
   Investments sold                                                       6,920
   Income from securities on loan                                           110
Prepaid expenses                                                  +          87
                                                                  -------------
TOTAL ASSETS                                                          7,446,265

LIABILITIES
--------------------------------------------------------------------------------
Collateral invested for securities on loan                            1,093,954
Payables:
   Fund shares redeemed                                                   3,798
   Interest expense                                                           6
   Investments bought                                                     4,875
   Due to brokers for futures                                                44
   Investment adviser and administrator fees                                 79
   Transfer agent and shareholder service fees                               70
Accrued expenses                                                  +         323
                                                                  -------------
TOTAL LIABILITIES                                                     1,103,149

NET ASSETS
--------------------------------------------------------------------------------
TOTAL ASSETS                                                          7,446,265
TOTAL LIABILITIES                                                 -   1,103,149
                                                                  -------------
NET ASSETS                                                           $6,343,116

NET ASSETS BY SOURCE
Capital received from investors                                       4,555,863
Net investment income not yet distributed                                21,736
Net realized capital losses                                            (557,080)
Net unrealized capital gains                                          2,322,597 b

NET ASSET VALUE (NAV) BY SHARE CLASS

                                                         SHARES
SHARE CLASS                      NET ASSETS    /    OUTSTANDING   =         NAV
Investor Shares                  $4,226,208             133,484          $31.66
Select Shares                    $2,116,908              66,865          $31.66

  Unless stated, all numbers x 1,000.

a The fund paid $4,011,231 for these securities.

  Not counting short-term obligations and government securities, the fund's security transactions during the period were:

    Purchases           $260,245
    Sales/maturities    $201,813

  The fund's total security transactions with other SchwabFunds(R) during the period were $52,421.

b These derive from investments and futures. As of the report date, the fund had twenty-two open S&P 500 futures contracts due to expire on June 18, 2004, with an aggregate contract value of $6,084 and net unrealized losses of $105.

FEDERAL TAX DATA
------------------------------------------------
PORTFOLIO COST                       $4,032,324

NET UNREALIZED GAINS AND LOSSES:
Gains                                $2,723,801
Losses                             +   (422,192)
                                   -------------
                                     $2,301,609

AS OF OCTOBER 31, 2003:

NET UNDISTRIBUTED EARNINGS:
Ordinary income                         $55,588
Long-term capital gains                     $--

UNUSED CAPITAL LOSSES:
Expires 10/31 of:                   Loss amount
   2004                                    $844
   2005                                   2,606
   2006                                     650
   2007                                  11,853
   2009                                  97,811
   2010                                 250,410
   2011                            +    164,078
                                   -------------
                                       $528,252


56 See financial notes.

SCHWAB 1000 FUND

Statement of
OPERATIONS
For November 1, 2003 through April 30, 2004; unaudited. All numbers x 1,000.

INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends                                                               $50,145
Interest                                                                     26
Securities on loan                                                 +        728
                                                                   -------------
TOTAL INVESTMENT INCOME                                                  50,899

NET REALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net realized losses on investments sold                                  (8,357)
Net realized gains on futures contracts                            +        315
                                                                   -------------
NET REALIZED LOSSES                                                      (8,042)

NET UNREALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net unrealized gains on investments                                     320,766
Net unrealized losses on futures contracts                         +       (211)
                                                                   -------------
NET UNREALIZED GAINS                                                    320,555

EXPENSES
--------------------------------------------------------------------------------
Investment adviser and administrator fees                                 7,147 a
Transfer agent and shareholder service fees:
   Investor Shares                                                        5,262 b
   Select Shares                                                          1,054 b
Trustees' fees                                                               18 c
Custodian fees                                                               78
Portfolio accounting fees                                                   434
Professional fees                                                            33
Registration fees                                                            61
Shareholder reports                                                         317
Interest expense                                                              1
Other expenses                                                     +         25
                                                                   -------------
Total expenses                                                           14,430
Expense reduction                                                  -          6 d
                                                                   -------------
NET EXPENSES                                                             14,424

INCREASE IN NET ASSETS FROM OPERATIONS
--------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                  50,899
NET EXPENSES                                                       -     14,424
                                                                   -------------
NET INVESTMENT INCOME                                                    36,475
NET REALIZED LOSSES                                                      (8,042) e
NET UNREALIZED GAINS                                               +    320,555 e
                                                                   -------------
INCREASE IN NET ASSETS FROM OPERATIONS                                 $348,988

  Unless stated, all numbers x 1,000.

a Calculated as a percentage of average daily net assets: 0.30% of the first
  $500 million and 0.22% of assets beyond that.

b Calculated as a percentage of average daily net assets: for transfer agent services, 0.05% of the fund's assets; for shareholder services, 0.20%, and 0.05% of the assets of each respective share class. These fees are paid to Charles Schwab & Co.

c For the fund's independent trustees only.

d This reduction was made by the investment adviser (CSIM). It reflects a guarantee by CSIM and the transfer agent and shareholder service agent (Schwab) to limit the operating expenses of this fund through February 28, 2005, as follows:

                         % OF AVERAGE
  SHARE CLASS        DAILY NET ASSETS
-------------------------------------
  Investor Shares                0.51
  Select Shares                  0.36

  This limit doesn't include interest, taxes and certain non-routine expenses.

e These add up to a net gain on investments of $312,513.


                                                         See financial notes. 57

SCHWAB 1000 FUND

Statements of
CHANGES IN NET ASSETS
For the current and prior report periods. All numbers x 1,000.
Figures for current period are unaudited.

OPERATIONS
--------------------------------------------------------------------------------
                                             11/1/03-4/30/04   11/1/02-10/31/03

Net investment income                                $36,475            $68,476
Net realized losses                                   (8,042)          (168,829)
Net unrealized gains                         +       320,555          1,141,148
                                             -----------------------------------
INCREASE IN NET ASSETS
FROM OPERATIONS                                      348,988          1,040,795

DISTRIBUTIONS PAID
--------------------------------------------------------------------------------
Dividends from net investment income
Investor Shares                                       45,314             40,944
Select Shares                                +        25,058             22,368
                                             -----------------------------------
TOTAL DIVIDENDS FROM NET INVESTMENT INCOME           $70,372            $63,312 a

TRANSACTIONS IN FUND SHARES
--------------------------------------------------------------------------------
                                  11/1/03-4/30/04           11/1/02-10/31/03
                                SHARES         VALUE      SHARES          VALUE
SHARES SOLD
Investor Shares                 12,379      $393,686      23,357       $623,574
Select Shares               +    6,203       197,356      14,563        384,508
                            ----------------------------------------------------
TOTAL SHARES SOLD               18,582      $591,042      37,920     $1,008,082

SHARES REINVESTED
Investor Shares                  1,365       $41,809       1,516        $38,050
Select Shares               +      698        21,363         766         19,200
                            ----------------------------------------------------
TOTAL SHARES REINVESTED          2,063       $63,172       2,282        $57,250

SHARES REDEEMED
Investor Shares                (11,617)    ($369,823)    (21,127)     ($560,404)
Select Shares               +  (5,969)      (189,524)    (12,277)      (323,765)
                            ----------------------------------------------------
TOTAL SHARES REDEEMED          (17,586)    ($559,347)    (33,404)     ($884,169) b

NET TRANSACTIONS
IN FUND SHARES                   3,059       $94,867       6,798       $181,163

SHARES OUTSTANDING AND NET ASSETS
--------------------------------------------------------------------------------
                                  11/1/03-4/30/04           11/1/02-10/31/03
                                SHARES    NET ASSETS      SHARES     NET ASSETS
Beginning of period            197,290    $5,969,633     190,492     $4,810,987
Total increase              +    3,059       373,483       6,798      1,158,646 c
                            ----------------------------------------------------
END OF PERIOD                  200,349    $6,343,116     197,290     $5,969,633 d

  Unless stated, all numbers x 1,000.

a The tax-basis components of distributions for the period ended 10/31/03 are:

  Ordinary Income             $63,312
  Long-term capital gains         $--

b The fund charges 0.75% of early withdrawal fees on shares redeemed 180 days or less after the purchase.

  CURRENT PERIOD:
  Investor Shares                $129
  Select Shares               +    44
                              --------
  TOTAL                          $173
  PRIOR PERIOD:
  Investor Shares                $222
  Select Shares               +   163
                              --------
  TOTAL                          $385

  Dollar amounts are net of the redemption proceeds.

c Figures for shares represent shares sold plus shares reinvested, minus shares redeemed. Figures for net assets represent the changes in net assets from operations plus the changes in value of transactions in fund shares, minus distributions paid.

d Includes distributable net investment income in the amount of $21,736 and $55,633 at the end of the current period and prior period, respectively.


58 See financial notes.

SCHWAB SMALL-CAP INDEX FUND

Financial Statements

FINANCIAL HIGHLIGHTS

                                                      11/1/03-     11/1/02-     11/1/01-     11/1/00-     11/1/99-     11/1/98-
INVESTOR SHARES                                       4/30/04*     10/31/03     10/31/02     10/31/01     10/31/00     10/31/99
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                  18.22        13.27        15.98        21.06        17.41        15.39
                                                      ------------------------------------------------------------------------------
Income or loss from investment operations:
   Net investment income                                 0.06         0.11         0.13         0.07         0.07         0.06
   Net realized and unrealized gains or losses           0.68         4.98        (2.17)       (2.76)        3.62         2.89
                                                      ------------------------------------------------------------------------------
   Total income or loss from investment operations       0.74         5.09        (2.04)       (2.69)        3.69         2.95
Less distributions:
   Dividends from net investment income                 (0.11)       (0.14)       (0.09)       (0.08)       (0.04)       (0.06)
   Distributions from net realized gains                   --           --        (0.58)       (2.31)          --        (0.87)
                                                      ------------------------------------------------------------------------------
   Total distributions                                  (0.11)       (0.14)       (0.67)       (2.39)       (0.04)       (0.93)
                                                      ------------------------------------------------------------------------------
Net asset value at end of period                        18.85        18.22        13.27        15.98        21.06        17.41
                                                      ------------------------------------------------------------------------------
Total return (%)                                         4.07 1      38.72       (13.66)      (13.66)       21.22        19.96

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
   Net operating expenses                                0.59 2       0.56         0.49         0.49         0.50 3       0.49
   Gross operating expenses                              0.59 2       0.60         0.60         0.61         0.66         0.79
   Net investment income                                 0.62 2       0.74         0.77         0.49         0.44         0.33
Portfolio turnover rate                                    36 1         34           44           49           54           41
Net assets, end of period ($ x 1,000,000)                 889          886          722          804          803          452

* Unaudited.

1 Not annualized.

2 Annualized.

3 The ratio of net operating expenses would have been 0.49% if certain non-routine expenses (proxy fees) had not been included.


                                                         See financial notes. 59

SCHWAB SMALL-CAP INDEX FUND

FINANCIAL HIGHLIGHTS

                                                            11/1/03-    11/1/02-    11/1/01-    11/1/00-     11/1/99-     11/1/98-
SELECT SHARES                                               4/30/04*    10/31/03    10/31/02    10/31/01     10/31/00     10/31/99
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)

Net asset value at beginning of period                       18.25        13.28       16.00       21.09       17.44        15.41
                                                           -------------------------------------------------------------------------
Income or loss from investment operations:
   Net investment income                                      0.08         0.14        0.14        0.11        0.11         0.07
   Net realized and unrealized gains or losses                0.68         4.99       (2.18)      (2.78)       3.61         2.90
                                                           -------------------------------------------------------------------------
   Total income or loss from investment operations            0.76         5.13       (2.04)      (2.67)       3.72         2.97
Less distributions:
   Dividends from net investment income                      (0.14)       (0.16)      (0.10)      (0.11)      (0.07)       (0.07)
   Distributions from net realized gains                        --           --       (0.58)      (2.31)         --        (0.87)
                                                           -------------------------------------------------------------------------
   Total distributions                                       (0.14)       (0.16)      (0.68)      (2.42)      (0.07)       (0.94)
                                                           -------------------------------------------------------------------------
Net asset value at end of period                             18.87        18.25       13.28       16.00       21.09        17.44
                                                           -------------------------------------------------------------------------
Total return (%)                                              4.14 1      39.02      (13.62)     (13.56)      21.37        20.14

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
   Net operating expenses                                     0.42 2       0.41        0.38        0.38        0.39 3       0.38
   Gross operating expenses                                   0.44 2       0.45        0.45        0.46        0.51         0.65
   Net investment income                                      0.78 2       0.89        0.88        0.60        0.55         0.44
Portfolio turnover rate                                         36 1         34          44          49          54           41
Net assets, end of period ($ x 1,000,000)                      780          759         638         727         757          447

* Unaudited.

1 Not annualized.

2 Annualized.

3 The ratio of net operating expenses would have been 0.38% if certain non-routine expenses (proxy fees) had not been included.


60 See financial notes.

SCHWAB SMALL-CAP INDEX FUND

PORTFOLIO HOLDINGS as of April 30, 2004, unaudited

This section shows all the securities in the fund's portfolio by industry classification and their market value, as of the report date.

We use the symbols below to designate certain characteristics. With the top ten holdings, the number in the circle is the security's rank among the top ten.

(1) Top ten holding

 o  Non-income producing security

 *  American Depositary Receipt

 =  Collateral for open futures contracts

 ~  Security is valued at fair
    value (see Accounting Policies)

                                                            COST        VALUE
HOLDINGS BY CATEGORY                                     ($x1,000)    ($x1,000)
--------------------------------------------------------------------------------
99.8%     COMMON STOCK                                   1,514,938    1,664,651
 0.1%     SHORT-TERM
          INVESTMENT                                         1,234        1,234
 0.0%     U.S. TREASURY OBLIGATION                             100          100
--------------------------------------------------------------------------------
99.9%     TOTAL INVESTMENTS                              1,516,272    1,665,985
 6.1%     COLLATERAL INVESTED
          FOR SECURITIES ON LOAN                           102,582      102,582
(6.0)%    OTHER ASSETS AND
          LIABILITIES, NET                                             (100,210)
--------------------------------------------------------------------------------
100.0%    TOTAL NET ASSETS                                            1,668,357


                                                                         VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      COMMON STOCK 99.8% of net assets

      AEROSPACE / DEFENSE 0.9%
      --------------------------------------------------------------------------
    o Armor Holdings, Inc.  67,800                                         2,240
    o DRS Technologies, Inc.  64,900                                       1,833
      EDO Corp.  48,900                                                    1,110
    = Engineered Support Systems,
      Inc.  62,150                                                         3,022
    o ESCO Technologies, Inc.  29,800                                      1,439
    o Esterline Technologies Corp.  52,100                                 1,290
      GenCorp, Inc.  109,000                                               1,157
    o Teledyne Technologies, Inc.  79,800                                  1,515
    o Veeco Instruments, Inc.  70,570                                      1,605
                                                                         -------
                                                                          15,211
      AIR TRANSPORTATION 1.1%
      --------------------------------------------------------------------------
    o AAR Corp.  79,000                                                      802
    o AirTran Holdings, Inc.  202,800                                      2,476
    o Alaska Air Group, Inc.  64,300                                       1,423
    o America West Holdings Corp.,
      Class B  86,800                                                        859
    o Atlantic Coast Airlines Holdings,
      Inc.  112,300                                                          736
    o Aviall, Inc.  78,200                                                 1,294
    o Continental Airlines, Inc.,
      Class B  160,300                                                     1,709
    o EGL, Inc.  115,300                                                   2,138
    o ExpressJet Holdings, Inc.  130,600                                   1,661
    o Frontier Airlines, Inc.  87,200                                        792
    o Mesa Air Group, Inc.  78,100                                           552
    o Northwest Airlines Corp.,
      Class A  209,400                                                     1,968
      SkyWest, Inc.  139,300                                               2,535
                                                                         -------
                                                                          18,945
      ALCOHOLIC BEVERAGES 0.1%
      --------------------------------------------------------------------------
    o The Robert Mondavi Corp., Class A  24,400                              878

      APPAREL 1.6%
      --------------------------------------------------------------------------
    o Aeropostale, Inc.  136,350                                           2,998
      Brown Shoe Co., Inc.  42,700                                         1,562
      The Buckle, Inc.  50,850                                             1,389
      K-Swiss, Inc., Class A  85,300                                       1,664
      Kellwood Co.  64,200                                                 2,533
      Kenneth Cole Productions, Inc.,
      Class A  48,550                                                      1,679
      Oxford Industries, Inc.  38,100                                      1,485
      Phillips-Van Heusen Corp.  75,200                                    1,359
    o Quiksilver, Inc.  135,200                                            2,925
      Russell Corp.  78,300                                                1,302
    o Stage Stores, Inc.  45,700                                           1,794
      Stride Rite Corp.  97,300                                            1,044
    o The Warnaco Group, Inc.  110,000                                     2,104
      Wolverine World Wide, Inc.  95,400                                   2,565
                                                                         -------
                                                                          26,403
      AUTOMOTIVE PRODUCTS / MOTOR VEHICLES 1.8%
      --------------------------------------------------------------------------
      A.O. Smith Corp., Class B  70,300                                    2,102
      Arctic Cat, Inc.  50,000                                             1,188


                                                         See financial notes. 61

      SCHWAB SMALL-CAP INDEX FUND

      PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      Bandag, Inc.  45,700                                                 1,990
    o CSK Auto Corp.  113,100                                              2,088
    o Fleetwood Enterprises, Inc.  93,200                                  1,351
    o Group 1 Automotive, Inc.  54,200                                     1,873
    o Keystone Automotive Industries,
      Inc.  37,200                                                           964
      Lithia Motors, Inc., Class A  36,400                                   940
      Modine Manufacturing Co.  82,700                                     2,274
    o Monaco Coach Corp.  70,000                                           1,825
      Sonic Automotive, Inc.  69,800                                       1,738
      Superior Industries International,
      Inc.  64,300                                                         2,191
    o TBC Corp.  52,500                                                    1,467
    o Tower Automotive, Inc.  139,600                                        715
=o(3) United Defense Industries, Inc.  125,200                             4,338
      Winnebago Industries, Inc.  79,800                                   2,301
                                                                         -------
                                                                          29,345
      BANKS 6.6%
      --------------------------------------------------------------------------
      Alabama National Bancorp  35,900                                     1,832
      Anchor Bancorp Wisconsin, Inc.  55,300                               1,343
      BancFirst Corp.  19,300                                              1,062
      BankAtlantic Bancorp, Inc.,
      Class A  132,100                                                     2,067
      Boston Private Financial
      Holdings, Inc.  64,100                                               1,494
      Brookline Bancorp, Inc.  143,800                                     2,036
      Capital City Bank Group, Inc.  32,750                                1,269
      Capitol Bancorp Ltd.  33,800                                           845
      Chemical Financial Corp.  56,687                                     1,942
      City Holding Co.  41,200                                             1,261
      Community Bank System, Inc.  64,400                                  1,310
      Community Banks, Inc.  30,135                                          925
      Community First Bankshares, Inc.  91,100                             2,932
      Community Trust Bancorp, Inc.  33,300                                  972
      Corus Bankshares, Inc.  67,500                                       2,548
      Dime Community Bancshares, Inc.  93,175                              1,593
      First Charter Corp.  71,400                                          1,474
      First Commonwealth Financial
      Corp.  145,100                                                       2,047
      First Federal Capital Corp.  55,400                                  1,420
      First Financial Bancorp  107,030                                     1,822
      First Financial Bancshares, Inc.  36,831                             1,516
      First Merchants Corp.  45,730                                        1,067
      First Niagra Financial Group, Inc.  202,777                          2,555
      First Republic Bank  34,500                                          1,314
      Firstfed America Bancorp, Inc.  45,400                               1,112
    o FirstFed Financial Corp.  40,100                                     1,621
      Frontier Financial Corp.  44,800                                     1,485
      Gold Banc Corp., Inc.  95,100                                        1,556
      Hancock Holding Co.  73,434                                          2,050
      Harbor Florida Bancshares, Inc.  57,000                              1,580
      Harleysville National Corp.  58,993                                  1,542
      Independent Bank Corp.  36,200                                         976
      Integra Bank Corp.  42,870                                             881
      Irwin Financial Corp.  67,500                                        1,596
    = MAF Bancorp., Inc.  79,725                                           3,257
      Main Street Banks, Inc.  46,900                                      1,266
      Mid-State Bancshares  56,800                                         1,277
      Midwest Banc Holdings, Inc.  43,300                                    985
      Movie Gallery, Inc.  78,700                                          1,528
      National Penn Bancshares, Inc.  59,010                               1,774
      NBT Bancorp., Inc.  79,400                                           1,661
      Net.B@nk, Inc.  113,600                                              1,226
      Oriental Financial Group  48,615                                     1,387
      PFF Bancorp, Inc.  41,100                                            1,539
      PrivateBancorp, Inc.  24,400                                         1,350
      Prosperity Bancshares, Inc.  50,700                                  1,175
      Provident Bankshares Corp.  58,694                                   1,653
      Republic Bancorp, Inc.  155,162                                      2,019
      Riggs National Corp.  70,900                                         1,283
      S&T Bancorp, Inc.  63,400                                            1,802
    o S1 Corp.  170,900                                                    1,377
      Sandy Spring Bancorp, Inc.  35,800                                   1,281
      Simmons First National Corp.,
      Class A  34,900                                                        907
    = Southwest Bancorp of Texas
      Inc.  82,700                                                         3,363
      Sterling Bancorp  37,000                                             1,022
      Sterling Bancshares, Inc.  106,950                                   1,359
    o Sterling Financial Corp.  49,500                                     1,634
      Suffolk Bancorp  27,100                                                892
      Susquehanna Bancshares, Inc.  96,675                                 2,262
      Texas Regional Bancshares, Inc.,
      Class A  71,419                                                      3,015
      Tompkins Trustco, Inc.  20,200                                         958
      The Trust Co. of New Jersey  43,500                                  1,610


62 See financial notes.

      SCHWAB SMALL-CAP INDEX FUND

                                                                         VALUE
      SECURITY AND NUMBER OF SHARES                                   ($ x 1,000)
      Trustco Bank Corp.  179,220                                           2,260
      UMB Financial Corp.  51,793                                           2,601
      Umpqua Holdings Corp.  68,400                                         1,296
      United Community Financial
      Corp.  67,200                                                           825
      Unizan Financial Corp.  53,600                                        1,305
      USB Holding Co., Inc.  48,100                                         1,013
      WesBanco, Inc.  47,000                                                1,340
      Wintrust Financial Corp.  46,800                                      2,223
                                                                          -------
                                                                          110,770
      BUSINESS MACHINES & SOFTWARE 2.3%
      ---------------------------------------------------------------------------
    o Adaptec, Inc.  263,000                                                2,057
    o Advanced Digital Information
      Corp.  155,600                                                        1,643
      Analogic Corp.  31,400                                                1,487
   =o Arbitron, Inc.  73,200                                                2,727
    o Artesyn Technologies, Inc.  96,000                                      884
      Black Box Corp.  42,500                                               2,165
    o Borland Software Corp.  195,400                                       1,612
    o Cray, Inc.  179,400                                                   1,112
    o Enterasys Networks, Inc.  513,600                                     1,079
    o FindWhat.com  53,000                                                  1,068
    o Imagistics International, Inc.  39,500                                1,599
    o Intergraph Corp.  87,221                                              2,199
    o InterVoice, Inc.  84,800                                              1,056
    o Interwoven, Inc.  99,050                                                831
    o Invision Technologies, Inc.  39,900                                   1,982
      Landamerica Financial Group, Inc.  44,100                             1,817
    o LTX Corp.  145,100                                                    1,586
    o McData Corp., Class A  286,000                                        1,524
    o Micromuse, Inc.  189,300                                              1,270
    o MICROS Systems, Inc.  43,000                                          1,886
    o Omnicell, Inc.  57,800                                                  797
    o PalmOne, Inc.  112,200                                                1,831
    o PTEK Holdings, Inc.  139,600                                          1,420
    o Scansource, Inc.  30,600                                              1,690
    o Zhone Technologies, Inc.  188,000                                       636
                                                                          -------
                                                                           37,958
      BUSINESS SERVICES 14.8%
      ---------------------------------------------------------------------------
    o Century Business Services, Inc.  204,415                                844
      ABM Industries, Inc.  118,400                                         2,186
    o Administaff, Inc.  63,900                                             1,118
    o Advent Software, Inc.  79,000                                         1,476
    o The Advisory Board Co.  37,400                                        1,294
      Advo, Inc.  72,650                                                    2,281
    o Agile Software Corp.  128,400                                           969
    o Alderwoods Group, Inc.  99,100                                        1,217
    o Altiris, Inc.  63,400                                                 1,604
    o American Management Systems,
      Inc.  103,000                                                         1,989
    o American Superconductor Corp.  67,400                                   851
    o AMN Healthcare Services, Inc.  69,633                                 1,134
    o Ansys, Inc.  36,200                                                   1,341
    o aQuantive, Inc.  148,700                                              1,494
    o Ariba, Inc.  657,200                                                  1,452
 o(6) Ask Jeeves, Inc.  113,300                                             4,019
    o Aspen Technology, Inc.  99,600                                          647
    o At Road, Inc.  129,600                                                1,091
    o Barra, Inc.  46,000                                                   1,879
      Bowne & Co., Inc.  81,700                                             1,383
    o Bright Horizons Family Solutions,
      Inc.  32,300                                                          1,433
   =o CACI International, Inc., Class A  69,700                             3,171
    o Catalina Marketing Corp.  125,900                                     2,087
      CDI Corp.  46,900                                                     1,513
    o Cell Genesys, Inc.  98,200                                            1,085
   =o Cerner Corp.  85,800                                                  3,674
    o Ciber, Inc.  145,100                                                  1,270
    o Clarent Corp.  105,200                                                    3
    o Connetics Corp.  79,000                                               1,537
    o CoStar Group, Inc.  43,500                                            1,715
    o Cross Country Healthcare, Inc.  76,900                                1,268
    o CSG Systems International, Inc.  127,700                              2,144
    o CuraGen Corp.  123,100                                                  714
    o Dendrite International, Inc.  97,950                                  1,679
    o Digital Insight Corp.  82,200                                         1,586
    o Digital River, Inc.  77,300                                           1,991
    o Digitas, Inc.  152,800                                                1,514
    o Diversa Corp.  106,600                                                1,015
    o Dot Hill Systems Corp.  107,300                                         805
    o E.piphany, Inc.  184,300                                                807
    o Echelon Corp.  99,800                                                 1,088
    o Eclipsys Corp.  113,700                                               1,604


                                                         See financial notes. 63

      SCHWAB SMALL-CAP INDEX FUND

      PORTFOLIO HOLDINGS continued

                                                                         VALUE
      SECURITY AND NUMBER OF SHARES                                   ($ x 1,000)
    o eFunds Corp.  114,700                                                 1,842
    o Embarcadero Technologies, Inc.  66,000                                  852
    o Encysive Pharmaceuticals, Inc.  126,600                               1,272
    o Epicor Software Corp.  106,400                                        1,363
    o eResearch Technology, Inc.  81,400                                    2,562
    o Euronet Worldwide, Inc.  66,800                                       1,298
    o Exelixis, Inc.  172,200                                               1,565
    o Exult, Inc.  262,100                                                  1,601
    o F5 Networks, Inc.  81,800                                             2,078
    o FileNet Corp.  91,100                                                 2,502
    o Forrester Research, Inc.  53,200                                        923
    o FTI Consulting, Inc.  101,900                                         1,676
      G&K Services, Inc., Class A  49,850                                   1,889
    o Global Imaging Systems, Inc.  53,700                                  1,859
      Grey Global Group, Inc.  3,120                                        2,262
    o Harris Interactive, Inc.  139,100                                     1,014
    o Heidrick & Struggles International,
      Inc.  45,300                                                          1,125
    o Hewitt Associates, Inc., Class A  73,200                              2,263
    o Identix, Inc.  207,432                                                1,319
    o IDT Corp.  49,400                                                       918
    o IDX Systems Corp.  68,100                                             2,159
    o InFocus Corp.  97,900                                                   800
    o Informatica Corp.  205,300                                            1,486
    o Infospace, Inc.  75,850                                               2,480
    o infoUSA, Inc.  129,500                                                1,177
    o Internap Network Services
      Corp.  595,400                                                        1,000
    o Internet Security Systems  121,300                                    1,612
    o JDA Software Group, Inc.  71,800                                        943
      John H. Harland Co.  67,600                                           2,083
    o Keane, Inc.  154,200                                                  2,190
    o Korn/Ferry International  90,700                                      1,359
    o Kroll, Inc.  101,600                                                  3,011
    o Labor Ready, Inc.  100,300                                            1,268
    o Lionbridge Technologies, Inc.  114,300                                1,031
   =o Macrovision Corp.  119,200                                            2,007
    o Magma Design Automation, Inc.  80,500                                 1,501
    o Manhattan Associates, Inc.  72,300                                    1,943
    o Mantech International Corp.,
      Class A  77,200                                                       1,938
    o Manugistics Group, Inc.  187,300                                      1,013
    o MAXIMUS, Inc.  51,700                                                 1,810
    o Mentor Graphics Corp.  164,500                                        2,729
    o MicroStrategy, Inc., Class A  30,400                                  1,460
    o Mindspeed Technologies, Inc.  237,100                                 1,219
    o MPS Group, Inc.  251,900                                              2,756
    o MRO Software, Inc.  60,800                                              810
      Nautilus Group, Inc.  78,549                                          1,263
    o Navigant Consulting, Inc.  108,800                                    1,907
    o NCO Group, Inc.  75,500                                               1,714
      NDCHealth Corp.  85,200                                               1,949
    o NeighborCare, Inc.  105,200                                           2,434
    o Netegrity, Inc.  86,100                                                 723
    o NetIQ Corp.  125,900                                                  1,619
      New England Business Service,
      Inc.  32,700                                                          1,135
      Newcastle Investment Corp.  83,200                                    2,223
    o NIC, Inc.  144,900                                                      755
    o Openwave Systems, Inc.  154,700                                       1,318
    o Opsware, Inc.  195,700                                                1,433
    o Orbital Sciences Corp.  118,900                                       1,531
    o Packeteer, Inc.  79,500                                                 958
    o Parametric Technology Corp.  642,500                                  2,943
    o Paxar Corp.  94,235                                                   1,553
    o PDI, Inc.  35,600                                                       910
    o Per-Se Technologies, Inc.  77,400                                       828
    o Pre-Paid Legal Services, Inc.  42,900                                 1,073
    o Priceline.com, Inc.  90,200                                           2,186
    o Progress Software Corp.  84,400                                       1,730
    o ProQuest Co.  68,200                                                  1,821
    o QAD, Inc.  82,400                                                       907
   =o R.H. Donnelley Corp.  74,900                                          3,392
    o RealNetworks, Inc.  386,900                                           2,225
    o Renaissance Learning, Inc.  74,400                                    1,681
    o Resources Connection, Inc.  55,000                                    2,217
    o Retek, Inc.  135,400                                                    945
      Roto-Rooter, Inc.  24,400                                             1,181
    o RSA Security, Inc.  145,100                                           2,325
    o SafeNet, Inc.  56,900                                                 1,223
    o Sapient Corp.  297,200                                                1,664
    o Seachange International, Inc.  67,400                                   783
    o Secure Computing Corp.  85,000                                          813


64 See financial notes.

      SCHWAB SMALL-CAP INDEX FUND

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
    o Seebeyond Technology Corp.  207,000                                    791
    o Serena Software, Inc.  95,200                                        1,692
    o SonicWALL, Inc.  169,500                                             1,214
    o SourceCorp  39,800                                                   1,022
      Spartech Corp.  71,500                                               1,631
    o Spherion Corp.  148,000                                              1,458
    o SRA International, Inc., Class A  42,100                             1,580
      SS&C Technologies, Inc.  45,900                                      1,060
      The Standard Register Co.  70,500                                    1,039
      Startek, Inc.  33,400                                                1,084
      Strayer Education, Inc.  25,600                                      3,199
    o SupportSoft, Inc.  100,400                                             993
    o Symyx Technologies, Inc.  76,000                                     1,946
    o TeleTech Holdings, Inc.  184,400                                     1,127
    o Telik, Inc.  103,100                                                 2,420
    o Tetra Technologies, Inc.  52,200                                     1,248
    o Transaction Systems Architects, Inc.,
      Class A  88,300                                                      1,875
=o(9) Tularik, Inc.  160,000                                               3,947
   =o United Online, Inc.  154,300                                         2,561
    o URS Corp.  96,900                                                    2,503
    o Valueclick, Inc.  182,500                                            1,891
    o Verity, Inc.  93,000                                                 1,153
    o Vignette Corp.  632,000                                              1,100
    o Waste Connections, Inc.  68,600                                      2,763
    o Watson Wyatt & Co. Holdings  80,300                                  2,106
    o WebEx Communications, Inc.  103,900                                  2,332
    o webMethods, Inc.  129,000                                            1,109
    o Websense, Inc.  53,900                                               1,590
    o Wind River Systems, Inc.  196,200                                    1,836
    o Wireless Facilities, Inc.  151,600                                   1,454
    o Wynn Resorts Ltd.  83,800                                            3,346
                                                                         -------
                                                                         246,372
      CHEMICALS 2.1%
      --------------------------------------------------------------------------
      A. Schulman, Inc.  72,300                                            1,446
      Amcol International Corp.  70,700                                    1,189
      Arch Chemicals, Inc.  54,200                                         1,583
      Brady Corp., Class A  56,000                                         2,176
      Crompton Corp.  268,200                                              1,668
    o Entegris, Inc.  178,000                                              1,807
    o Ethyl Corp.  41,600                                                    775
      Ferro Corp.  100,300                                                 2,597
      Georgia Gulf Corp.  78,500                                           2,501
    o H.B. Fuller Co.  68,400                                              1,874
      MacDermid, Inc.  73,000                                              2,364
      Millennium Chemicals, Inc.  155,100                                  2,539
    o OM Group, Inc.  68,300                                               1,738
      PolyOne Corp.  221,100                                               1,512
    o Rogers Corp.  38,000                                                 2,269
      Rollins, Inc.  109,750                                               2,606
      Tredegar Corp.  92,100                                               1,224
    o Trex Co., Inc.  34,400                                               1,332
      WD-40 Co.  41,700                                                    1,266
                                                                         -------
                                                                          34,466
      CONSTRUCTION 1.9%
      --------------------------------------------------------------------------
      American Woodmark Corp.  18,900                                      1,213
    = Beazer Homes USA, Inc.  32,769                                       3,226
    o Ceradyne, Inc.  39,150                                               1,117
      Eagle Materials, Inc.  52,000                                        3,416
      ElkCorp  48,550                                                      1,346
    o EMCOR Group, Inc.  35,200                                            1,440
      Granite Construction, Inc.  100,925                                  2,003
    o Insituform Technologies, Inc.,
      Class A  65,500                                                      1,064
    o Integrated Electrical Services,
      Inc.  87,800                                                           856
      M/I Schottenstein Homes, Inc.  33,800                                1,442
    o Mastec, Inc.  119,400                                                  875
    o NCI Building Systems, Inc.  46,700                                   1,367
    o Palm Harbor Homes, Inc.  54,600                                      1,229
    o Quanta Services, Inc.  284,700                                       1,557
   =o Simpson Manufacturing Co.,
      Inc.  57,200                                                         2,984
    o Surebeam Corp., Class A  132,000                                         1
      Texas Industries, Inc.  50,700                                       1,709
    o USG Corp.  104,600                                                   1,488
      Walter Industries, Inc.  101,000                                     1,260
    o WCI Communities, Inc.  106,000                                       2,577
                                                                         -------
                                                                          32,170


                                                         See financial notes. 65

      SCHWAB SMALL-CAP INDEX FUND

      PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      CONSUMER DURABLES 1.2%
      --------------------------------------------------------------------------
    o Champion Enterprises, Inc.  160,700                                  1,750
    o Genlyte Group, Inc.  31,500                                          1,806
    o Griffon Corp.  71,300                                                1,565
      Haverty Furniture Cos., Inc.  54,900                                   992
    o Helen of Troy Ltd.  68,400                                           2,274
      Kimball International, Inc., Class B  91,700                         1,354
    = La-Z-Boy, Inc.  126,400                                              2,634
    o Red Robin Gourmet Burgers, Inc.  39,600                              1,139
    o Select Comfort Corp.  81,300                                         1,971
      Thomas Industries, Inc.  40,700                                      1,374
      Toro Co.  58,700                                                     3,413
                                                                         -------
                                                                          20,272
      CONTAINERS 0.2%
      --------------------------------------------------------------------------
      Greif, Inc., Class A  53,200                                         1,749
    o Silgan Holdings, Inc.  43,200                                        1,817
                                                                         -------
                                                                           3,566
      ELECTRONICS 8.7%
      --------------------------------------------------------------------------
    o Actel Corp.  61,100                                                  1,217
      Acuity Brands, Inc.  101,500                                         2,484
      Agilysys, Inc.  79,500                                                 933
    o Anixter International, Inc.  87,800                                  2,573
    o Arris Group, Inc.  211,300                                           1,264
    o Artisan Components, Inc.  55,000                                     1,287
    o Aspect Communications Corp.  139,100                                 1,646
    o Asyst Technologies, Inc.  113,700                                      752
    o ATMI, Inc.  74,700                                                   1,649
    o Avanex Corp.  317,400                                                  943
    o Axcelis Technologies, Inc.  238,700                                  2,509
      Belden, Inc.  63,000                                                 1,102
   =o Benchmark Electronics, Inc.  98,750                                  2,669
    o Biolase Technology, Inc.  53,400                                       688
   *o Bookham Technology Plc  1                                               --
    o Brooks Automation, Inc.  107,324                                     1,786
    o Bruker BioSciences Corp.  213,200                                    1,106
      C&D Technologies, Inc.  63,200                                         980
    o C-COR.net Corp.  102,100                                               927
    o Cable Design Technologies Corp.  103,375                               882
   =o Cabot Microelectronics Corp.  59,400                                 1,754
    o CCC Information Services Group,
      Inc.  65,200                                                         1,050
    o Celera Genomics Group -
      Applera Corp.  177,200                                               2,089
    o Cepheid, Inc.  89,000                                                  689
    o Checkpoint Systems, Inc.  90,500                                     1,454
    o ChipPAC, Inc., Class A  236,700                                      1,451
    o Cirrus Logic, Inc.  203,300                                          1,267
   =o CMGI, Inc.  973,300                                                  1,684
    o Coherent, Inc.  71,800                                               1,755
      Cohu, Inc.  52,700                                                     922
    o CommScope, Inc.  142,800                                             2,500
    o Comtech Telecommunications  34,900                                     565
    o Corvis Corp.  1,163,000                                              1,814
    o Cox Radio, Inc., Class A  101,300                                    2,098
    o Credence Systems Corp.  154,000                                      1,716
      CTS Corp.  88,800                                                    1,159
      Cubic Corp.  64,200                                                  1,515
    o Cyberonics  56,800                                                   1,346
    o Daktronics, Inc.  46,500                                               987
    o Dionex Corp.  50,300                                                 2,567
    o DSP Group, Inc.  69,000                                              1,710
    o Dupont Photomasks, Inc.  44,900                                        929
    o Electro Scientific Industries, Inc.  67,300                          1,376
    o ESS Technology, Inc.  93,600                                         1,003
    o Exar Corp.  98,500                                                   1,503
    o Excel Technology, Inc.  29,500                                         998
    o Faro Technologies, Inc.  33,400                                        596
    o FEI Co.  80,100                                                      1,600
    o FuelCell Energy, Inc.  114,800                                       1,892
    o Genesis Microchip, Inc.  78,700                                      1,183
    o Harmonic, Inc.  168,300                                              1,112
    o Hollywood Entertainment Corp.  146,400                               1,971
    o Hutchinson Technology, Inc.  62,300                                  1,532
    o Integrated Silicon Solutions, Inc.  81,200                           1,115
    o Intermagnetics General Corp.  41,314                                 1,013
    o Kopin Corp.  172,700                                                   860
    o Kulicke & Soffa Industries, Inc.  123,900                            1,230
   =o Lattice Semiconductor Corp.  271,800                                 1,935
    o Littelfuse, Inc.  52,100                                             2,001
   =o Macromedia, Inc.  163,100                                            3,360
    o Mattson Technology, Inc.  112,000                                    1,095
    o Mercury Computer Systems, Inc.  52,100                               1,167
      Methode Electronics, Class A  88,400                                 1,002
    o Microsemi Corp.  143,600                                             1,561


66 See financial notes.

      SCHWAB SMALL-CAP INDEX FUND

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
    o MRV Communications, Inc.  260,100                                      611
      MTS Systems Corp.  51,900                                            1,222
    o Mykrolis Corp.  99,900                                               1,454
    o Netopia, Inc.  56,600                                                  338
    o Newport Corp.  94,000                                                1,395
    o Oplink Communications, Inc.  359,900                                   691
      Park Electrochemical Corp.  48,950                                   1,154
    o Photon Dynamics, Inc.  40,000                                        1,240
    o Pinnacle Systems, Inc.  164,400                                      1,294
    o Pixelworks, Inc.  109,200                                            1,952
    o Plexus Corp.  105,300                                                1,514
    o Power Integrations, Inc.  72,700                                     1,791
    o Power-One, Inc.  200,700                                             1,726
    o Powerwave Technologies, Inc.  156,400                                1,059
    o Quantum Corp.  441,000                                               1,380
    o Rayovac Corp.  80,400                                                2,143
    o Remec, Inc.  147,300                                                   927
    o Rofin-Sinar Technologies, Inc.  35,100                                 813
    o Rudolph Technologies, Inc.  40,700                                     654
    o ScanSoft, Inc.  246,800                                              1,199
    o Silicon Image, Inc.  174,900                                         1,782
    o Silicon Storage Technology, Inc.  231,100                            3,062
    o Spectralink Corp.  46,600                                              587
    o Standard Microsystems Corp.  44,600                                  1,063
    o Stratex Networks, Inc.  207,800                                        679
    o Superconductor Technologies,
      Inc.  161,000                                                          225
    o Synaptics, Inc.  60,700                                              1,005
    o Technitrol, Inc.  97,100                                             2,065
    o Tekelec  150,400                                                     2,507
    o Terayon Communication Systems
      Corp.  185,600                                                         538
    o THQ, Inc.  92,650                                                    1,718
    o Transmeta Corp.  405,200                                             1,130
    o Triquint Semiconductor, Inc.  323,600                                1,777
    o TTM Technologies, Inc.  100,300                                      1,114
   =o Varian, Inc.  83,900                                                 3,443
    o Viasat, Inc.  63,500                                                 1,396
    o Vicor Corp.  100,900                                                 1,402
    o Wilson Greatbatch Technologies,
      Inc.  50,400                                                         1,739
    o Zoran Corp.  102,700                                                 1,698
                                                                         -------
                                                                         145,010
      ENERGY: RAW MATERIALS 2.9%
      --------------------------------------------------------------------------
    o Atwood Oceanics, Inc.  32,300                                        1,184
      Berry Petroleum Co., Class A  49,700                                 1,348
      Cabot Oil & Gas Corp.  78,500                                        2,802
      CARBO Ceramics, Inc.  36,600                                         2,367
    o Cimarex Energy Co.  101,200                                          2,792
    o Denbury Resources, Inc.  132,000                                     2,410
    o Grey Wolf, Inc.  437,000                                             1,739
    o Hanover Compressor Co.  179,700                                      2,210
    o Headwaters, Inc.  79,300                                             1,823
    o Hydril Co.  54,900                                                   1,398
    o KFX, Inc.  129,100                                                   1,303
    o Kirby Corp.  58,100                                                  2,004
    o McDermott International, Inc.  159,400                               1,317
      NL Industries, Inc.  115,200                                         1,499
    o Offshore Logistics, Inc.  55,800                                     1,225
    o Oil States International, Inc.  120,600                              1,633
      Penn Virginia Corp.  22,300                                          1,467
    o Plains Resources, Inc.  58,400                                       1,052
    o Prima Energy Corp.  31,900                                           1,184
    o Range Resources Corp.  136,500                                       1,708
    o Seacor Holdings, Inc.  44,250                                        1,836
    o Southwestern Energy Co.  86,200                                      2,168
    o Swift Energy Co.  66,000                                             1,432
    o TC Pipelines L.P.  39,500                                            1,283
    o Unit Corp.  106,000                                                  2,995
      USEC, Inc.  199,000                                                  1,369
    o W-H Energy Services, Inc.  67,600                                    1,242
      World Fuel Services Corp.  26,800                                    1,134
                                                                         -------
                                                                          47,924
      FOOD & AGRICULTURE 1.4%
      --------------------------------------------------------------------------
    o American Italian Pasta Co., Class A  42,800                          1,325
    o Chiquita Brands International, Inc.  97,000                          1,747
      Delta & Pine Land Co.  92,300                                        2,239
      Farmers Brothers Co.  3,160                                          1,153
    o Fisher Communications, Inc.  21,300                                  1,074
    o Hain Celestial Group, Inc.  84,800                                   1,679
      Interstate Bakeries  108,100                                         1,222
      Lance, Inc.  72,100                                                  1,090
    o Ralcorp Holdings, Inc.  66,566                                       2,317
      Sanderson Farms, Inc.  47,800                                        1,777


                                                         See financial notes. 67

      SCHWAB SMALL-CAP INDEX FUND

      PORTFOLIO HOLDINGS continued

                                                                       VALUE
      SECURITY AND NUMBER OF SHARES                                 ($ x 1,000)
      Sensient Technologies Corp.  113,700                                2,326
    o Tejon Ranch Co.  35,900                                             1,249
    o United Natural Foods, Inc.  92,800                                  2,325
    o VistaCare, Inc., Class A  39,300                                      990
    o Wild Oats Markets, Inc.  74,300                                     1,025
                                                                        -------
                                                                         23,538
      GOLD 0.0%
      -------------------------------------------------------------------------
      Royal Gold, Inc.  51,400                                              631

      HEALTHCARE / DRUGS & MEDICINE 12.1%
      -------------------------------------------------------------------------
    o aaiPharma, Inc.  68,950                                               439
   =o Abgenix, Inc.  213,000                                              3,466
    o Advanced Medical Optics, Inc.  70,800                               2,233
    o Advanced Neuromodulation Systems,
      Inc.  46,400                                                        1,264
    o Albany Molecular Research, Inc.  78,300                             1,270
    o Alexion Pharmaceuticals, Inc.  54,200                               1,221
      Alpharma, Inc., Class A  126,600                                    2,751
    o American Healthways, Inc.  77,100                                   1,868
    o American Medical Systems Holdings,
      Inc.  79,900                                                        2,074
    o AMERIGROUP Corp.  58,300                                            2,420
    o Amsurg Corp.  72,550                                                1,754
    o Antigenics, Inc.  97,800                                              933
    o Ariad Pharmaceuticals, Inc.  116,000                                1,318
      Arrow International, Inc.  105,600                                  3,160
    o Arthrocare Corp.  51,400                                            1,208
    o Atherogenics, Inc.  89,000                                          2,102
    o Atrix Labs, Inc.  53,100                                            1,602
    o Beverly Enterprises, Inc.  258,700                                  1,539
    o BioMarin Pharmaceuticals, Inc.  158,300                             1,095
    o Biosite, Inc.  36,500                                               1,446
      Cambrex Corp.  61,900                                               1,530
    o Centene Corp.  47,650                                               1,596
    o Cima Labs, Inc.  35,900                                             1,136
    o Conmed Corp.  69,900                                                1,725
    o Corvel Corp.  26,200                                                  814
    o Cubist Pharmaceuticals, Inc.  99,100                                  985
    o CV Therapeutics, Inc.  72,000                                       1,038
      Datascope Corp.  36,600                                             1,212
    o Dendreon Corp.  136,300                                             1,772
    = Diagnostic Products Corp.  69,500                                   2,965
    o Digene Corp.  46,500                                                1,651
    o Discovery Laboratories, Inc.  104,900                               1,220
    o DJ Orthopedics, Inc.  52,600                                        1,211
    o Encore Medical Corp.  105,900                                         831
    o Enzo Biochem, Inc.  74,261                                          1,081
    o Enzon Pharmaceuticals, Inc.  105,500                                1,531
    o Epix Medical, Inc.  54,600                                          1,339
    o First Horizon Pharmaceutical
      Corp.  86,600                                                       1,343
    o Genesis HealthCare Corp.  49,250                                    1,152
    o Genta, Inc.  184,600                                                1,584
    o Geron Corp.  96,900                                                   734
    o Haemonetics Corp.  60,000                                           1,694
    o HealthExtras, Inc.  80,700                                          1,027
    o ICU Medical, Inc.  33,800                                           1,128
    o Ii-Vi, Inc.  35,400                                                   874
    o Ilex Oncology, Inc.  94,700                                         2,196
    o Immucor, Inc.  47,500                                               1,171
    o Impax Laboratories, Inc.  140,300                                   2,920
    o Incyte Corp.  178,800                                               1,420
    o Inspire Pharmaceuticals, Inc.  78,900                               1,297
    o Integra LifeSciences Holdings
      Corp.  65,200                                                       2,086
    o InterMune, Inc.  76,700                                             1,131
    o Intuitive Surgical, Inc.  81,700                                    1,319
    = Invacare Corp.  74,900                                              2,983
    o Inveresk Research Group, Inc.  91,800                               2,602
    o Inverness Medical Innovations,
      Inc.  47,900                                                          903
    o Isis Pharmaceuticals, Inc.  137,600                                 1,000
    o Kindred Healthcare, Inc.  42,400                                    2,077
    o Kyphon, Inc.  95,200                                                2,390
      Landauer, Inc.  21,900                                                855
    o Lexicon Genetics, Inc.  155,600                                     1,099
   =o LifePoint Hospitals, Inc.  91,400                                   3,268
    o Ligand Pharmaceuticals, Inc.,
      Class B  176,800                                                    3,785
    o Medarex, Inc.  190,600                                              1,816
      Mentor Corp.  106,300                                               3,370
    o Merit Medical Systems, Inc.  62,054                                   975
=o(2) MGI Pharma, Inc.  84,200                                            5,205
      Mine Safety Appliances Co.  89,200                                  2,417
    o Myriad Genetics, Inc.  67,100                                       1,156


68 See financial notes.

      SCHWAB SMALL-CAP INDEX FUND

                                                                      VALUE
      SECURITY AND NUMBER OF SHARES                                ($ x 1,000)
     o Nabi Biopharmaceuticals  135,800                                  2,220
     o Nektar Therapeutics  135,000                                      2,734
     o Noven Pharmaceuticals, Inc.  55,800                               1,096
     o NPS Pharmaceuticals, Inc.  89,400                                 2,239
       Oakley, Inc.  164,000                                             2,270
     o Ocular Sciences, Inc.  57,500                                     1,616
     o Odyssey HealthCare, Inc.  87,550                                  1,472
  o(4) Onyx Pharmaceuticals, Inc.  82,300                                4,059
     o Orthodontic Centers of America,
       Inc.  124,200                                                       891
       Owens & Minor, Inc.  93,000                                       2,260
     o Parexel International Corp.  64,200                               1,254
 =o(5) Pediatrix Medical Group, Inc.  56,300                             4,025
       Perrigo Co.  169,000                                              3,645
     o Pharmacopeia, Inc.  59,100                                        1,060
       PolyMedica Corp.  63,300                                          1,762
     o Priority Healthcare Corp.,
       Class B  105,200                                                  2,109
     o Province Healthcare Co.  118,700                                  1,898
     o PSS World Medical, Inc.  162,500                                  1,818
     o Regeneron Pharmaceuticals,
       Inc.  134,600                                                     1,687
     o RehabCare Group, Inc.  39,900                                       816
 =o(8) Resmed, Inc.  80,200                                              3,952
     o Serologicals Corp.  59,100                                        1,095
     o Sierra Health Services, Inc.  66,200                              2,459
     o Sola International, Inc.  76,600                                  1,572
     o Sunrise Senior Living, Inc.  48,100                               1,520
     o SuperGen, Inc.  88,000                                              723
     o SurModics, Inc.  43,200                                             967
     o Sybron Dental Specialties, Inc.  92,700                           2,711
     o Tanox, Inc.  105,900                                              1,806
     o Thoratec Corp.  136,600                                           1,859
     o Transkaryotic Therapies, Inc.  83,500                             1,213
     o United Surgical Partners International,
       Inc.  65,900                                                      2,387
     o United Therapeutics Corp.  52,700                                 1,297
     o US Oncology, Inc.  203,072                                        3,026
     o USANA Health Sciences, Inc.  45,800                               1,234
     o Ventana Medical Systems, Inc.  41,500                             2,054
     o Vertex Pharmaceuticals, Inc.  189,500                             1,637
     o Viasys Healthcare, Inc.  72,900                                   1,414
    =o Vicuron Pharmaceuticals, Inc.  131,400                            2,997
    =o Visx, Inc.  117,800                                               2,579
       West Pharmaceutical Services,
       Inc.  36,000                                                      1,397
     o Wright Medical Group, Inc.  79,700                                2,737
     o XOMA Ltd.  205,900                                                  883
                                                                       -------
                                                                       202,227
      HOUSEHOLD PRODUCTS 0.1%
      ------------------------------------------------------------------------
    o Elizabeth Arden, Inc.  59,500                                      1,303
    o Playtex Products, Inc.  151,700                                    1,124
                                                                       -------
                                                                         2,427
      INSURANCE 3.1%
      ------------------------------------------------------------------------
      Alfa Corp.  193,200                                                2,622
    o Argonaut Group, Inc.  66,700                                       1,234
      Baldwin & Lyons, Inc., Class B  36,100                             1,000
    o CNA Surety Corp.  103,500                                          1,127
      Commerce Group, Inc.  77,300                                       3,568
      Delphi Financial Group, Inc.,
      Class A  74,656                                                    2,998
      FBL Financial Group, Inc.,
      Class A  64,700                                                    1,723
    o Great American Financial Resources,
      Inc.  114,250                                                      1,822
      Harleysville Group, Inc.  72,100                                   1,370
      Hooper Holmes, Inc.  160,500                                         884
      Horace Mann Educators Corp.  103,800                               1,620
      Kansas City Life Insurance Co.  29,500                             1,180
      Liberty Corp.  45,700                                              2,052
    o Navigators Group, Inc.  31,100                                       810
    o Ohio Casualty Corp.  146,900                                       2,882
    o Philadelphia Consolidated
      Holding Co.  52,500                                                3,031
      Presidential Life Corp.  72,600                                    1,168
    o ProAssurance Corp.  69,796                                         2,368
      RLI Corp.  60,250                                                  2,094
      Selective Insurance Group, Inc.  65,300                            2,335
      State Auto Financial Corp.  95,400                                 2,677
      Sterling Financial Corp.  53,250                                   1,355
    o Stewart Information Services
      Corp.  42,400                                                      1,505
    o Triad Guaranty, Inc.  33,700                                       1,843
    o UICI  111,700                                                      1,934
      United Fire & Casualty Co.  24,800                                 1,087


                                                         See financial notes. 69

      SCHWAB SMALL-CAP INDEX FUND

      PORTFOLIO HOLDINGS continued


                                                                      VALUE
      SECURITY AND NUMBER OF SHARES                                ($ x 1,000)
    o USI Holdings Corp.  113,400                                        1,718
      Zenith National Insurance Corp.  44,600                            1,923
                                                                       -------
                                                                        51,930
      MEDIA 2.2%
      ------------------------------------------------------------------------
    o Adolor Corp.  93,300                                               1,499
    o AMC Entertainment, Inc.  88,800                                    1,416
    o Applied Films Corp.  36,500                                          869
      Banta Corp.  61,300                                                2,727
      Blockbuster, Inc., Class A  89,100                                 1,475
    o CNET Networks, Inc.  344,500                                       2,935
    o Consolidated Graphics, Inc.  33,200                                1,239
    o Entravision Communications Corp.,
      Class A  143,400                                                   1,309
    o Gaylord Entertainment Co.  95,300                                  2,987
      Gray Television, Inc.  108,500                                     1,608
    o Information Holdings, Inc.  51,700                                 1,285
    o Insight Communications Co.  125,100                                1,140
    o Journal Register Co.  99,900                                       1,981
    o Lin TV Corp., Class A  63,900                                      1,437
    o Mediacom Communications
      Corp.  216,500                                                     1,578
    o Primedia, Inc.  626,600                                            1,830
      Pulitzer, Inc.  23,700                                             1,199
      Regal Entertainment Group,
      Class A  128,900                                                   2,809
    o Salem Communications Corp.,
      Class A  44,400                                                    1,324
    o Sinclair Broadcast Group, Inc.,
      Class A  109,100                                                   1,348
    o Spanish Broadcasting System,
      Class A  91,800                                                      892
    o Tivo, Inc.  179,800                                                1,260
    o Valuevision Media, Inc., Class A  89,200                           1,252
                                                                       -------
                                                                        37,399
      MISCELLANEOUS 0.3%
      ------------------------------------------------------------------------
    o Coinstar, Inc.  52,600                                               907
    o NetFlix, Inc.  124,200                                             3,141
    o Salix Pharmaceuticals Ltd.  52,800                                 1,633
                                                                       -------
                                                                         5,681
      MISCELLANEOUS FINANCE 5.4%
      ------------------------------------------------------------------------
      1st Source Corp.  50,200                                           1,237
      Amcore Financial, Inc.  59,850                                     1,696
    o Bankunited Financial Corp.,
      Class A  71,300                                                    1,884
      Blackrock, Inc.  43,400                                            2,700
    o Boca Resorts, Inc., Class A  96,800                                1,694
      Cash America International,
      Inc.  69,400                                                       1,485
=(10) Cathay Bancorp., Inc.  59,500                                      3,873
      Central Pacific Financial Co.  39,700                                996
      Charter Municipal Mortgage
      Acceptance Co.  103,800                                            2,033
    o The Commercial Capital Bancorp,
      Inc.  72,233                                                       1,276
      Commercial Federal Corp.  102,500                                  2,630
    o CompuCredit Corp.  114,100                                         1,891
    o Corrections Corp. of America  84,800                               3,090
      CVB Financial Corp.  117,974                                       2,421
    = Downey Financial Corp.  67,300                                     3,247
      East-West Bancorp, Inc.  58,200                                    3,278
    o eSpeed, Inc., Class A  75,100                                      1,322
      Fidelity Bankshares, Inc.  37,200                                  1,237
    o Financial Federal Corp.  44,700                                    1,399
      First Community Bancorp  37,800                                    1,291
      First Financial Corp.  33,700                                        994
      First Financial Holdings, Inc.  31,000                               884
      First Sentinel Bancorp., Inc.  63,291                              1,304
      Glacier Bancorp, Inc.  47,830                                      1,466
      Hudson River Bancorp  73,100                                       1,317
      IBERIABANK Corp.  16,700                                             952
      Independent Bank Corp.
      Michigan  48,420                                                   1,212
    o Investment Technology Group,
      Inc.  105,600                                                      1,513
   =o La Quinta Corp.  428,400                                           3,080
    o LabOne, Inc.  40,900                                               1,208
      LaBranche & Co., Inc.  144,200                                     1,409
      MB Financial, Inc.  65,100                                         2,295
      MCG Capital Corp.  94,000                                          1,511
    o Meritage Corp.  30,500                                             2,069
      The Midland Co.  43,700                                            1,158
    o National Western Life Insurance Co.,
      Class A  8,200                                                     1,192
    = New Century Financial Corp.  85,300                                3,619
      Northwest Bancorp, Inc.  116,249                                   2,398
    o Ocwen Financial Corp.  166,500                                     1,810


70 See financial notes.

      SCHWAB SMALL-CAP INDEX FUND

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
    o Portfolio Recovery Associates, Inc. 37,700                           1,007
    o Saxon Capital, Inc. 68,900                                           1,499
      Seacoast Financial Services Corp. 61,700                             1,995
      United Community Banks, Inc. 84,300                                  2,016
 o(1) UnitedGlobalCom, Inc., Class A 935,000                               6,994
      Value Line, Inc. 24,700                                              1,588
      Waypoint Financial Corp. 81,400                                      2,107
    o World Acceptance Corp. 45,800                                          701
                                                                         -------
                                                                          89,978
      NON-DURABLES & ENTERTAINMENT 2.8%
      --------------------------------------------------------------------------
    o AFC Enterprises, Inc. 67,900                                         1,528
   =o CEC Entertainment, Inc. 92,850                                       3,173
      Churchill Downs, Inc. 32,700                                         1,194
    o CKE Restaurants, Inc. 138,900                                        1,458
    o Electronics Boutique Holdings
      Corp. 59,500                                                         1,610
    o Handleman Co. 57,500                                                 1,294
    o Hibbet Sporting Goods, Inc. 55,350                                   1,344
      IHOP Corp. 50,800                                                    1,887
    o Isle of Capri Casinos, Inc. 71,100                                   1,493
    o Jack in the Box, Inc. 87,400                                         2,367
      Landry's Restaurants, Inc. 66,200                                    2,216
    o Leapfrog Enterprises, Inc. 72,100                                    1,551
      Lone Star Steakhouse & Saloon,
      Inc. 51,600                                                          1,587
    o P.F. Chang's China Bistro, Inc. 61,100                               2,985
    o Papa John's International, Inc. 43,000                               1,438
    o Penn National Gaming, Inc. 96,100                                    2,834
    o Rare Hospitality International Inc. 81,350                           2,227
      Riviana Foods, Inc. 35,700                                             901
      Russ Berrie & Co., Inc. 49,100                                       1,401
    o Ryan's Family Steak Houses,
      Inc. 102,750                                                         1,864
    o Sotheby's Holdings, Inc.,
      Class A 150,700                                                      1,958
    o The Steak N Shake Co. 67,500                                         1,272
    o Stewart Enterprises, Inc.,
      Class A 254,100                                                      1,855
      The Topps Co., Inc. 100,400                                            897
      Triarc Cos., Class B 142,800                                         1,492
      Tupperware Corp. 140,800                                             2,637
                                                                         -------
                                                                          46,463
      NON-FERROUS METALS 0.7%
      --------------------------------------------------------------------------
    o Century Aluminum Co. 69,300                                          1,372
      Commercial Metals Co. 68,166                                         1,786
    o Hecla Mining Co. 270,500                                             1,550
      Minerals Technologies, Inc. 48,500                                   2,845
      Reliance Steel & Aluminum Co. 77,375                                 2,555
      Southern Peru Copper Corp. 33,500                                      972
                                                                         -------
                                                                          11,080
      OIL: DOMESTIC 2.4%
      --------------------------------------------------------------------------
    o CAL Dive International, Inc. 91,500                                  2,474
    o Comstock Resources, Inc. 83,400                                      1,697
    o Encore Acquisition Co. 73,000                                        2,172
    o Energy Partners Ltd. 79,800                                          1,117
      Frontier Oil Corp. 64,800                                            1,152
    o Global Industries Ltd. 250,100                                       1,501
      Holly Corp. 38,400                                                   1,290
    o KCS Energy, Inc. 117,400                                             1,411
    o Magnum Hunter Resources, Inc. 166,700                                1,712
    o Nuevo Energy Co. 46,900                                              1,618
    o Plains Exploration & Production
      Co. 97,900                                                           1,929
    o Quicksilver Resource, Inc. 59,200                                    2,572
    o Remington Oil & Gas Corp. 64,600                                     1,415
    o Spinnaker Exploration Co. 80,400                                     2,868
      St. Mary Land & Exploration Co. 67,700                               2,447
    o Stone Energy Corp. 63,340                                            3,116
    o Superior Energy Services, Inc. 180,700                               1,878
    o Tesoro Petroleum Corp. 158,100                                       3,211
    o Universal Compression Holdings,
      Inc. 74,800                                                          2,226
      Vintage Petroleum, Inc. 154,900                                      2,334
                                                                         -------
                                                                          40,140
      OPTICAL & PHOTO 0.1%
      --------------------------------------------------------------------------
    o August Technology Corp. 42,800                                         564
    o Photronics, Inc. 80,100                                              1,193
                                                                         -------
                                                                           1,757
      PAPER & FOREST PRODUCTS 0.7%
      --------------------------------------------------------------------------
    o Buckeye Technologies, Inc. 91,700                                      963
    o Caraustar Industries, Inc. 69,700                                      882
      Chesapeake Corp. 42,900                                                974


                                                         See financial notes. 71

      SCHWAB SMALL-CAP INDEX FUND

      PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      Glatfelter  108,400                                                  1,217
      Longview Fibre Co.  123,100                                          1,290
      Potlatch Corp.  69,200                                               2,621
      Rock-Tennessee Co., Class A  86,300                                  1,286
      Universal Forest Products, Inc.  42,000                              1,138
      Wausau-Mosinee Paper Corp.  125,725                                  1,764
                                                                         -------
                                                                          12,135
      PRODUCER GOODS & MANUFACTURING 5.9%
      --------------------------------------------------------------------------
    o Actuant Corp., Class A  56,400                                       1,928
    o Advanced Energy Industries, Inc.  80,100                             1,061
    o Aeroflex, Inc.  174,700                                              2,198
      Albany International Corp.,
      Class A  80,483                                                      2,455
      Applied Industrial Technologies,
      Inc.  47,700                                                         1,254
    = Aptargroup, Inc.  88,000                                             3,458
      Baldor Electric Co.  79,220                                          1,789
      Barnes Group, Inc.  56,300                                           1,534
      Clarcor, Inc.  60,650                                                2,670
    o Cuno, Inc.  41,400                                                   1,824
      Curtiss-Wright Corp.  49,300                                         2,322
      Federal Signal Corp.  116,900                                        2,128
      Franklin Electric Co., Inc.  25,000                                  1,506
    o Gardner Denver, Inc.  46,100                                         1,209
      Helix Technology Corp.  62,900                                       1,107
 =(7) Hughes Supply, Inc.  71,250                                          3,982
    = IDEX Corp.  79,600                                                   3,761
    o Ionics, Inc.  55,400                                                 1,278
    o Jacuzzi Brands, Inc.  181,000                                        1,582
    o Jarden Corp.  64,300                                                 2,392
      JLG Industries, Inc.  104,600                                        1,547
      Kaydon Corp.  67,700                                                 1,894
    = Kennametal, Inc.  87,400                                             3,772
   =o Kos Pharmaceuticals, Inc.  89,300                                    3,676
      Lennox International, Inc.  141,600                                  2,366
      Libbey, Inc.  33,591                                                   879
      Lincoln Electric Holdings, Inc.  97,600                              3,077
    o Lone Star Technologies, Inc.  68,900                                 1,412
      Manitowoc Co., Inc.  63,762                                          1,939
      Matthews International Corp.,
      Class A  78,400                                                      2,391
    o Maverick Tube Corp.  101,900                                         2,306
    o Moog, Inc., Class A  62,050                                          2,048
      MSC Industrial Direct Co.,
      Class A  98,500                                                      2,823
      NACCO Industries, Inc., Class A  14,250                              1,212
    o Oceaneering International, Inc.  58,200                              1,630
    o Plug Power, Inc.  175,800                                            1,366
      Regal Beloit  60,000                                                 1,201
    o Safeguard Scientifics, Inc.  295,800                                   769
      Sauer-Danfoss, Inc.  114,300                                         1,714
    o Sequa Corp., Class A  23,800                                         1,162
    o The Shaw Group, Inc.  146,500                                        1,758
    o Sonic Solutions, Inc.  53,100                                          956
      Steelcase, Inc., Class A  113,300                                    1,392
      Stewart & Stevenson Services,
      Inc.  70,900                                                         1,133
      Tecumseh Products Co., Class A  43,800                               1,703
      Tennant Co.  22,100                                                    877
    o Triumph Group, Inc.  37,200                                          1,196
    o Tyler Technologies, Inc.  101,000                                      953
    o Ultratech Stepper, Inc.  56,100                                        904
      Valmont Industries, Inc.  58,900                                     1,207
      Watsco, Inc.  62,500                                                 1,822
      Watts Water Technologies, Inc.,
      Class A  76,300                                                      1,869
      Woodward Governor Co.  25,600                                        1,596
                                                                         -------
                                                                          97,988
      RAILROAD & SHIPPING 0.4%
      --------------------------------------------------------------------------
    o Genessee & Wyoming, Inc.,
      Class A  49,500                                                      1,141
    o Kansas City Southern Railway  151,600                                2,100
    o RailAmerica, Inc.  79,300                                              969
      Wabtec Corp.  105,421                                                1,718
                                                                         -------
                                                                           5,928
      REAL PROPERTY 5.2%
      --------------------------------------------------------------------------
    o Alexander's, Inc.  12,100                                            1,887
      Alexandria Real Estate Equities,
      Inc.  45,500                                                         2,585
      American Home Mortgage Investment
      Corp.  90,200                                                        2,140
      AMLI Residential Properties  61,600                                  1,559
      Anthracite Capital, Inc.  121,600                                    1,278
      Anworth Mortgage Asset Corp.  97,100                                 1,133


72 See financial notes.

      SCHWAB SMALL-CAP INDEX FUND

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      Bedford Property Investors, Inc.  40,200                             1,089
    = Brandywine Realty Trust  109,000                                     2,762
      Capital Automotive Real Estate
      Investment Trust  84,100                                             2,366
      Colonial Properties Trust  62,900                                    2,219
      Commercial Net Lease Realty  120,600                                 2,001
      Cornerstone Realty Income Trust,
      Inc.  136,200                                                        1,026
      Corporate Office Properties
      Trust SBI  71,200                                                    1,449
      EastGroup Properties, Inc.  50,100                                   1,450
      Entertainment Properties Trust  47,800                               1,599
      Equity Inns, Inc.  105,500                                             865
    o FelCor Lodging Trust, Inc.  142,500                                  1,425
      Gables Residential Trust  68,600                                     2,182
      Getty Realty Corp.  59,400                                           1,278
      Glenborough Realty Trust, Inc.  73,800                               1,387
      Glimcher Realty Trust  84,700                                        1,791
    o Homestore, Inc.  298,100                                             1,431
      IMPAC Mortgage Holdings,
      Inc.  149,200                                                        2,807
      Investors Real Estate Trust  91,900                                    882
    o Jones Lang LaSalle, Inc.  76,100                                     1,797
      Keystone Property Trust  75,100                                      1,528
      Kilroy Realty Corp.  67,500                                          2,116
      Koger Equity, Inc.  64,300                                           1,347
      Kramont Realty Trust  59,400                                           939
      LaSalle Hotel Properties  59,400                                     1,307
      Lexington Corp. Properties
      Trust  114,700                                                       2,121
      LNR Property Corp.  47,300                                           2,375
      Manufactured Home Communities,
      Inc.  55,600                                                         1,740
    o Meristar Hospitality Corp.  166,500                                    966
      MFA Mortgage Investments,
      Inc.  148,300                                                        1,321
      Mid-America Apartment Communities,
      Inc.  47,300                                                         1,525
      National Health Investors, Inc.  64,300                              1,541
      Novastar Financial, Inc.  57,500                                     1,866
      Parkway Properties, Inc.  26,700                                     1,060
      Post Properties, Inc.  94,200                                        2,533
      PS Business Parks, Inc.  51,400                                      1,951
      RAIT Investment Trust  55,900                                        1,345
      Ramco-Gershenson Properties  40,700                                    964
      Redwood Trust, Inc.  44,700                                          1,942
      Saul Centers, Inc.  39,300                                             983
      Senior Housing Properties
      Trust  153,000                                                       2,287
      Sovran Self Storage, Inc.  34,200                                    1,155
      Summit Properties, Inc.  75,600                                      1,711
      Sun Communities, Inc.  44,800                                        1,566
      Tanger Factory Outlet Centers  32,000                                1,222
      Taubman Centers, Inc.  121,700                                       2,373
      The Town & Country Trust  39,000                                       912
    o Trammell Crow Co.  90,900                                            1,228
      US Restaurant Properties, Inc.  55,700                                 889
                                                                         -------
                                                                          87,201
      RETAIL 3.6%
      --------------------------------------------------------------------------
    o A.C. Moore Arts & Crafts, Inc.  46,000                               1,253
      Aaron Rents, Inc.  79,200                                            2,294
    o Big 5 Sporting Goods Corp.  54,600                                   1,355
      Burlington Coat Factory Warehouse
      Corp.  108,340                                                       2,054
      Casey's General Stores, Inc.  121,500                                2,012
      The Cato Corp., Class A  50,300                                      1,007
    o Central Garden & Pet Co.  43,200                                     1,664
    o Charming Shoppes, Inc.  276,600                                      1,953
    o The Children's Place Retail Stores,
      Inc.  64,100                                                         1,688
      Christopher & Banks Corp.  91,450                                    1,636
    o Cost Plus, Inc.  52,000                                              1,882
    o The Dress Barn, Inc.  70,600                                         1,187
    o Drugstore.com, Inc.  174,400                                           807
    o Duane Reade, Inc.  59,500                                              993
    o The Finish Line, Class A  50,000                                     1,676
    o Guitar Center, Inc.  57,000                                          2,367
    o The Gymboree Corp.  73,400                                           1,296
    o Insight Enterprises, Inc.  113,350                                   1,897
    o Jo-Ann Stores, Inc.  53,610                                          1,516
      Longs Drug Stores Corp.  90,400                                      1,772
    o The Men's Wearhouse, Inc.  90,550                                    2,308
    o Payless Shoesource, Inc.  163,800                                    2,318
    o Petco Animal Supplies, Inc.  36,000                                  1,057
      Ruddick Corp.  112,600                                               2,297
    o School Specialty, Inc.  44,700                                       1,593
    o Sharper Image Corp.  35,700                                          1,091
    o ShopKo Stores, Inc.  72,200                                            957


                                                         See financial notes. 73

      SCHWAB SMALL-CAP INDEX FUND

      PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
    o Too, Inc.  82,800                                                    1,452
   =o Tractor Supply Co.  90,400                                           3,531
   =o United Stationers, Inc.  81,700                                      3,105
      Weis Markets, Inc.  65,400                                           2,296
    o West Marine, Inc.  49,500                                            1,439
   =o Zale Corp.  62,500                                                   3,495
                                                                         -------
                                                                          59,248
      STEEL 0.8%
      --------------------------------------------------------------------------
    o AK Steel Holding Corp.  261,700                                      1,230
      Allegheny Technologies, Inc.  194,400                                1,987
      Carpenter Technology Corp.  53,800                                   1,469
    o Cleveland-Cliffs, Inc.  25,600                                       1,213
      Gibraltar Steel Corp.  47,600                                        1,171
      Quanex Corp.  39,800                                                 1,624
      Schnitzer Steel Industries, Inc.,
      Class A  49,800                                                      1,308
    o Steel Dynamics, Inc.  115,200                                        2,773
                                                                         -------
                                                                          12,775
      TELEPHONE 1.3%
      --------------------------------------------------------------------------
    o Autobytel.com, Inc.  93,200                                            872
    o Commonwealth Telephone
      Enterprises, Inc.  53,700                                            2,237
    o Ditech Communications Corp.  80,000                                  1,150
    o Dobson Communications Corp.,
      Class A  275,600                                                       987
    o Equinix, Inc.  34,500                                                1,014
    o Extreme Networks, Inc.  286,600                                      1,585
    o Finisar Corp.  547,400                                                 969
    o General Communication, Inc.,
      Class A  137,600                                                     1,225
    o Inet Technologies, Inc.  96,000                                        946
      Inter-Tel, Inc.  60,400                                              1,446
   =o Interdigital Communications
      Corp.  134,100                                                       2,337
    o j2 Global Communications, Inc.  55,200                               1,278
    o Price Communications Corp.  132,000                                  2,088
    o Primus Telecommunications Group,
      Inc.  214,200                                                        1,193
      SureWest Communications  36,000                                        927
    o Time Warner Telecom, Inc.,
      Class A  122,000                                                       464
    o Utstarcom, Inc.  24,800                                                654
                                                                         -------
                                                                          21,372
      TOBACCO 0.3%
      --------------------------------------------------------------------------
      Schweitzer-Mauduit International,
      Inc.  36,600                                                         1,134
      Universal Corp.  59,900                                              3,009
      Vector Group Ltd.  94,176                                            1,558
                                                                         -------
                                                                           5,701
      TRAVEL & RECREATION 1.6%
      --------------------------------------------------------------------------
   ~o American Classic Voyages Co.  52,800                                    --
    o Argosy Gaming Co.  70,600                                            2,626
    o Aztar Corp.  82,600                                                  2,139
      Central Parking Corp.  87,300                                        1,667
    o Dick's Sporting Goods, Inc.  76,600                                  2,066
    o Dollar Thrifty Automotive Group,
      Inc.  59,400                                                         1,565
    o K2, Inc.  81,900                                                     1,201
      The Marcus Corp.  73,425                                             1,190
    o Multimedia Games, Inc.  66,400                                       1,479
    o Prime Hospitality Corp.  107,700                                     1,082
    o Scientific Games Corp.,
      Class A  150,700                                                     2,719
    o Shuffle Master, Inc.  58,500                                         1,916
    o Six Flags, Inc.  223,200                                             1,658
    o The Sports Authority, Inc.  60,100                                   2,304
    o Vail Resorts, Inc.  68,900                                           1,071
    o WMS Industries, Inc.  72,800                                         2,056
                                                                         -------
                                                                          26,739
      TRUCKING & FREIGHT 1.0%
      --------------------------------------------------------------------------
      Arkansas Best Corp.  59,400                                          1,544
    o Forward Air Corp.  51,100                                            1,701
    o Knight Transportation, Inc.  90,700                                  2,336
    o Landstar Systems, Inc.  71,900                                       3,233
    o Old Dominion Freight Line  37,800                                    1,409
    o Pacer International, Inc.  90,100                                    1,694
      USF Corp.  65,900                                                    2,191
    o Wabash National Corp.  78,200                                        1,987
                                                                         -------
                                                                          16,095
      UTILITIES: ELECTRIC & GAS 2.2%
      --------------------------------------------------------------------------
      American States Water Co.  37,650                                      872
    o Aquila, Inc.  477,000                                                2,027
      Avista Corp.  117,700                                                1,989


74 See financial notes.

      SCHWAB SMALL-CAP INDEX FUND

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      Black Hills Corp.  77,700                                            2,377
      California Water Service Group  41,900                               1,195
      CH Energy Group, Inc.  37,000                                        1,713
      Cleco Corp.  115,100                                                 2,066
    o El Paso Electric Co.  116,100                                        1,643
      The Empire District Electric Co.  56,700                             1,180
      The Laclede Group, Inc.  45,300                                      1,250
      MGE Energy, Inc.  44,900                                             1,397
      New Jersey Resources Corp.  65,800                                   2,508
      Northwest Natural Gas Co.  62,000                                    1,823
      Otter Tail Corp.  62,100                                             1,637
      PNM Resources, Inc.  97,700                                          2,851
    o Sierra Pacific Resources  282,200                                    1,998
      South Jersey Industries  32,200                                      1,328
      Southwest Gas Corp.  82,300                                          1,876
      UIL Holdings Corp.  34,300                                           1,549
      Unisource Energy Corp.  81,380                                       1,988
    o Veritas DGC, Inc.  81,300                                            1,661
                                                                         -------
                                                                          36,928

      SECURITY                                     FACE AMOUNT          VALUE
         RATE, MATURITY DATE                       ($ x 1,000)       ($ x 1,000)
      SHORT-TERM INVESTMENT
      0.1% of net assets

      Bank of America, London
      Time Deposit
         0.50%, 05/03/04                                 1,234             1,234

      U.S. TREASURY OBLIGATION
      0.0% of net assets

    = U.S. Treasury Bill,
         0.91%, 06/17/04                                   100               100

END OF INVESTMENTS.

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      COLLATERAL INVESTED FOR SECURITIES ON LOAN
      6.1% of net assets

      OTHER INVESTMENT COMPANIES 6.1%
      --------------------------------------------------------------------------
      Securities Lending Investment
      Fund 102,581,873                                                   102,582

END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.


                                                         See financial notes. 75

SCHWAB SMALL-CAP INDEX FUND

Statement of
ASSETS AND LIABILITIES
As of April 30, 2004; unaudited. All numbers x 1,000 except NAV.

ASSETS
-------------------------------------------------------------------------------
Investments, at market value
   (including $95,916 of securities of loan)                        $1,665,985 a
Collateral invested for securities on loan                             102,582
Receivables:
   Fund shares sold                                                        851
   Dividends                                                               840
   Investments sold                                                      1,956
   Income from securities on loan                                           37
Prepaid expenses                                                 +          34
                                                                 --------------
TOTAL ASSETS                                                         1,772,285

LIABILITIES
-------------------------------------------------------------------------------
Collateral invested for securities on loan                             102,582
Payables:
   Fund shares redeemed                                                  1,149
   Interest expenses                                                         3
   Due to brokers for futures                                               12
   Investment adviser and administrator fees                                27
   Transfer agent and shareholder service fees                              16
Accrued expenses                                                 +         139
                                                                 --------------
TOTAL LIABILITIES                                                      103,928


NET ASSETS
-------------------------------------------------------------------------------
TOTAL ASSETS                                                         1,772,285
TOTAL LIABILITIES                                                -     103,928
                                                                 --------------
NET ASSETS                                                          $1,668,357

NET ASSETS BY SOURCE
Capital received from investors                                      1,582,275
Net investment income not yet distributed                                2,697
Net realized capital losses                                            (66,304)
Net unrealized capital gains                                           149,689 b

NET ASSET VALUE (NAV) BY SHARE CLASS

                                                       SHARES
SHARE CLASS                  NET ASSETS     /     OUTSTANDING      =        NAV
Investor Shares                $888,605                47,149            $18.85
Select Shares                  $779,752                41,323            $18.87

  Unless stated, all numbers x 1,000.

a The fund paid $1,516,272 for these securities.

  Not counting short-term obligations and government securities, the fund's security transactions during the period were:

    Purchases                   $615,312
    Sales/maturities            $655,715

  The fund's total security transactions with other SchwabFunds(R) during the period were $53,451.

b These derive from investments and futures. As of the report date, the fund had four open Russell 2000 futures contracts due to expire on June 23, 2003, with an aggregate contract value of $1,120 and net unrealized losses of $24.

FEDERAL TAX DATA
------------------------------------------------------
PORTFOLIO COST                             $1,519,526

NET UNREALIZED GAINS AND LOSSES:
Gains                                        $339,192
Losses                                    +  (192,733)
                                          ------------
                                             $146,459
AS OF OCTOBER 31, 2003:

NET UNDISTRIBUTED EARNINGS:
Ordinary income                                $7,747
Long-term capital gains                           $--

UNUSED CAPITAL LOSSES:
Expires 10/31 of:                         Loss amount
   2010                                       $86,072
   2011                                   +   198,098
                                          ------------
                                             $284,170


76 See financial notes.

SCHWAB SMALL-CAP INDEX FUND

Statement of
OPERATIONS
For November 1, 2003 through April 30, 2004; unaudited. All numbers x 1,000.

INVESTMENT INCOME
------------------------------------------------------------------------------
Dividends                                                             $10,084 a
Interest                                                                    6
Securities on loan                                                +       318
                                                                  -----------
TOTAL INVESTMENT INCOME                                                10,408

NET REALIZED GAINS AND LOSSES
------------------------------------------------------------------------------
Net realized gains on investments sold                                221,213
Net realized gains on futures contracts                           +       114
                                                                  -----------
NET REALIZED GAINS                                                    221,327

NET UNREALIZED GAINS AND LOSSES
------------------------------------------------------------------------------
Net unrealized losses on investments                                 (158,311)
Net unrealized losses on futures contracts                        +       (77)
                                                                  -----------
NET UNREALIZED LOSSES                                                (158,388)

EXPENSES
------------------------------------------------------------------------------
Investment adviser and administrator fees                               2,548 b
Transfer agent and shareholder service fees:
   Investor Shares                                                      1,161 c
   Select Shares                                                          401 c
Trustees' fees                                                              7 d
Custodian fees                                                             83
Portfolio accounting fees                                                 125
Professional fees                                                          23
Registration fees                                                          29
Shareholder reports                                                        90
Interest expense                                                            2
Other expenses                                                    +         9
                                                                  -----------
Total expenses                                                          4,478
Expense reduction                                                 -        67 e
                                                                  -----------
NET EXPENSES                                                            4,411

INCREASE IN NET ASSETS FROM OPERATIONS
------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                10,408
NET EXPENSES                                                      -     4,411
                                                                  -----------
NET INVESTMENT INCOME                                                   5,997
NET REALIZED GAINS                                                    221,327 f
NET UNREALIZED LOSSES                                             +  (158,388) f
                                                                  -----------
INCREASE IN NET ASSETS FROM OPERATIONS                                $68,936


  Unless stated, all numbers x 1,000.

a An additional $1 was withheld for foreign taxes.

b Calculated as a percentage of average daily net assets: 0.33% of the first
  $500 million and 0.28% of assets beyond that.

c Calculated as a percentage of average daily net assets: for transfer agent services, 0.05% of the fund's assets; for shareholder services, 0.20%, and 0.05% of the assets of each respective share class. These fees are paid to Charles Schwab & Co.

d For the fund's independent trustees only.

e This reduction was made by the transfer agent and shareholder service agent
  (Schwab). It reflects a guarantee by the investment adviser (CSIM) and Schwab to limit the operating expenses of this fund through February 28, 2005, as follows:

                                  % OF AVERAGE
  SHARE CLASS                 DAILY NET ASSETS
  --------------------------------------------
  Investor Shares                         0.60
  Select Shares                           0.42

  This limit doesn't include interest, taxes and certain non-routine expenses.

f These add up to a net gain on investments of $62,939.


                                                         See financial notes. 77

SCHWAB SMALL-CAP INDEX FUND

Statements of
CHANGES IN NET ASSETS

For the current and prior report periods. All numbers x 1,000. Figures for current period are unaudited.

OPERATIONS
--------------------------------------------------------------------------------
                                             11/1/03-4/30/04    11/1/02-10/31/03
Net investment income                                 $5,997             $11,374
Net realized gains or losses                         221,327            (193,979)
Net unrealized gains or losses                +     (158,388)            656,467
                                              ----------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS                68,936             473,862

DISTRIBUTIONS PAID
--------------------------------------------------------------------------------
DIVIDENDS FROM NET INVESTMENT INCOME
Investor Shares                                        5,423               7,507
Select Shares                                 +        5,624               7,345
                                              ----------------------------------
TOTAL DIVIDENDS FROM NET INVESTMENT INCOME           $11,047             $14,852 a

TRANSACTIONS IN FUND SHARES
--------------------------------------------------------------------------------
                                11/1/03-4/30/04           11/1/02-10/31/03
                             SHARES          VALUE      SHARES             VALUE
SHARES SOLD
Investor Shares               4,060        $79,002       6,678          $101,578
Select Shares             +   4,058         78,789       6,760            99,820
                          ------------------------------------------------------
TOTAL SHARES SOLD             8,118       $157,791      13,438          $201,398

SHARES REINVESTED
Investor Shares                 270         $5,073         522            $7,085
Select Shares             +     278          5,234         503             6,844
                          ------------------------------------------------------
TOTAL SHARES REINVESTED         548        $10,307       1,025           $13,929

SHARES REDEEMED
Investor Shares              (5,813)     ($112,882)    (12,997)        ($188,682)
Select Shares             +  (4,616)       (90,040)    (13,679)         (200,308)
                          ------------------------------------------------------
TOTAL SHARES REDEEMED       (10,429)     ($202,922)    (26,676)        ($388,990) b

NET TRANSACTIONS
IN FUND SHARES               (1,763)      ($34,824)    (12,213)        ($173,663)

SHARES OUTSTANDING AND NET ASSETS
--------------------------------------------------------------------------------
                                11/1/03-4/30/04           11/1/02-10/31/03
                             SHARES     NET ASSETS      SHARES        NET ASSETS
Beginning of period          90,235     $1,645,292     102,448        $1,359,945
Total increase or
decrease                  +  (1,763)        23,065     (12,213)          285,347 c
                          ------------------------------------------------------
END OF PERIOD                88,472     $1,668,357      90,235        $1,645,292 d

  Unless stated, all numbers x 1,000.

a The tax-basis components of distributions for the period ended 10/31/03 are:

  Ordinary Income                         $14,852
  Long-term capital gains                     $--

b The fund charges 0.75% of early withdrawal fees on shares redeemed 180 days or less after the purchase.

                      CURRENT     PRIOR
                       PERIOD    PERIOD
  Investor Shares        $39        $70
  Select Shares       +   13     +   39
                      ------     ------
  TOTAL                  $52       $109

  Dollar amounts are net of the redemption proceeds.

c Figures for shares represent shares sold plus shares reinvested, minus shares redeemed. Figures for net assets represent the changes in net assets from operations plus the changes in value of transactions in fund shares, minus distributions paid.

d Includes distributable net investment income in the amount of $2,697 and $7,747 at the end of the current period and prior period, respectively.

  Percent of fund shares owned by other SchwabFunds(R) as of the end of the current period:

  SCHWAB MARKETTRACK PORTFOLIOS
  All Equity Portfolio            6.7%
  Growth Portfolio                7.3%
  Balanced Portfolio              4.6%
  Conservative Portfolio          1.7%

  SCHWAB ANNUITY PORTFOLIOS
  Growth Portfolio II             0.4%


78 See financial notes.

SCHWAB TOTAL STOCK MARKET INDEX FUND

Financial Statements

FINANCIAL HIGHLIGHTS

                                                      11/1/03-     11/1/02-     11/1/01-     11/1/00-     11/1/99-     6/1/99 1-
INVESTOR SHARES                                       4/30/04*     10/31/03     10/31/02     10/31/01     10/31/00     10/31/99
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                 17.48        14.35        16.62        22.49        20.87        20.00
                                                      ------------------------------------------------------------------------------
Income or loss from investment operations:
   Net investment income                                0.09         0.16         0.16         0.15         0.16         0.07
   Net realized and unrealized gains or losses          1.01         3.14        (2.27)       (5.87)        1.56         0.80
                                                      ------------------------------------------------------------------------------
   Total income or loss from investment operations      1.10         3.30        (2.11)       (5.72)        1.72         0.87
Less distributions:
   Dividends from net investment income                (0.16)       (0.17)       (0.16)       (0.15)       (0.10)          --
                                                      ------------------------------------------------------------------------------
Net asset value at end of period                       18.42        17.48        14.35        16.62        22.49        20.87
                                                      ------------------------------------------------------------------------------
Total return (%)                                        6.35 2      23.24       (12.86)      (25.55)        8.23         4.35 2

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
   Net operating expenses                               0.56 3       0.53         0.40         0.40         0.41 4       0.40 3
   Gross operating expenses                             0.56 3       0.59         0.62         0.65         0.67         0.91 3
   Net investment income                                1.03 3       1.18         1.11         0.94         0.76         0.92 3
Portfolio turnover rate                                    0 2,5        3            2            2            2            1 2
Net assets, end of period ($ x 1,000,000)                564          469          263          224          218          136

* Unaudited.

1 Commencement of operations.

2 Not annualized.

3 Annualized.

4 The ratio of net operating expenses would have been 0.40% if certain non-routine expenses (proxy fees) had not been included.

5 Portfolio turnover rate was less than 1%.


                                                         See financial notes. 79

SCHWAB TOTAL STOCK MARKET INDEX FUND

FINANCIAL HIGHLIGHTS

                                                      11/1/03-     11/1/02-     11/1/01-     11/1/00-     11/1/99-    6/1/99 1-
SELECT SHARES                                         4/30/04*     10/31/03     10/31/02     10/31/01     10/31/00    10/31/99
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                 17.52        14.37        16.65        22.52        20.89        20.00
                                                      ------------------------------------------------------------------------------
Income or loss from investment operations:
   Net investment income                                0.10         0.20         0.19         0.18         0.17         0.07
   Net realized and unrealized gains or losses          1.02         3.14        (2.29)       (5.87)        1.56         0.82
                                                      -----------------------------------------------------------------------------
   Total income or loss from investment operations      1.12         3.34        (2.10)       (5.69)        1.73         0.89
Less distributions:
   Dividends from net investment income                (0.19)       (0.19)       (0.18)       (0.18)       (0.10)          --
                                                      ------------------------------------------------------------------------------
Net asset value at end of period                       18.45        17.52        14.37        16.65        22.52        20.89
                                                      ------------------------------------------------------------------------------
Total return (%)                                        6.41 2      23.50       (12.81)      (25.40)        8.30         4.45 2

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
   Net operating expenses                               0.39 3       0.36         0.27         0.27         0.28 4       0.27 3
   Gross operating expenses                             0.41 3       0.44         0.47         0.50         0.52         0.74 3
   Net investment income                                1.20 3       1.35         1.24         1.07         0.89         1.05 3
Portfolio turnover rate                                    0 2,5        3            2            2            2            1 2
Net assets, end of period ($ x 1,000,000)                514          429          264          257          262          149

* Unaudited.

1 Commencement of operations.

2 Not annualized.

3 Annualized.

4 The ratio of net operating expenses would have been 0.27% if certain non-routine expenses (proxy fees) had not been included.

5 Portfolio turnover rate was less than 1%.


80 See financial notes.

SCHWAB TOTAL STOCK MARKET INDEX FUND
PORTFOLIO HOLDINGS as of April 30, 2004, unaudited

This section shows all the securities in the fund's portfolio by industry classification and their market value, as of the report date.

We use the symbols below to designate certain characteristics. With the top ten holdings, the number in the circle is the security's rank among the top ten.

(1) Top ten holding

 o  Non-income producing security

 *  American Depositary Receipt

 =  Collateral for open futures contracts

 /  Issuer is affiliated with the fund's adviser

 ~  Security is valued at fair value
    (see Accounting Policies)

                                                          COST          VALUE
HOLDINGS BY CATEGORY                                   ($x1,000)      ($x1,000)
--------------------------------------------------------------------------------
 99.3%     COMMON STOCK                                1,045,219      1,069,956
  0.7%     SHORT-TERM INVESTMENT                           7,865          7,865
  0.0%     U.S. TREASURY
           OBLIGATION                                        425            425
  0.0%     RIGHTS                                            130              9
  0.0%     PREFERRED STOCK                                     4              4
  0.0%     WARRANTS                                          286              1
--------------------------------------------------------------------------------
100.0%     TOTAL INVESTMENTS                           1,053,929      1,078,260
  8.2%     COLLATERAL INVESTED
           FOR SECURITIES ON LOAN                         88,539         88,539
(8.2)%     OTHER ASSETS AND
           LIABILITIES, NET                                             (88,682)
--------------------------------------------------------------------------------
100.0%     TOTAL NET ASSETS                                           1,078,117

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      COMMON STOCK 99.3% of net assets

      AEROSPACE / DEFENSE 1.5%
      --------------------------------------------------------------------------
    o Aerosonic Corp.  300                                                     2
    o Armor Holdings, Inc.  3,000                                             99
      The Boeing Co.  68,800                                               2,938
      Crane Co.  5,000                                                       154
    o DRS Technologies, Inc.  1,382                                           39
      EDO Corp.  900                                                          20
      Engineered Support Systems, Inc.  2,475                                120
    o EnPro Industries, Inc.  920                                             18
    o ESCO Technologies, Inc.  1,400                                          68
    o Esterline Technologies Corp.  2,900                                     72
      GenCorp, Inc.  2,500                                                    27
      General Dynamics Corp.  15,700                                       1,470
      Goodrich Corp.  8,404                                                  242
      Heico Corp., Class A  2,486                                             31
      Kaman Corp., Class A  1,300                                             16
    o KVH Industries, Inc.  1,300                                             18
    o L-3 Communications Holdings, Inc.  6,600                               408
      Lockheed Martin Corp.  37,052                                        1,767
      Northrop Grumman Corp.  15,016                                       1,490
      Raytheon Co.  32,400                                                 1,045
      Rockwell Automation, Inc.  15,700                                      513
      Rockwell Collins, Inc.  13,100                                         423
    o SatCon Technology Corp.  900                                             2
    o Teledyne Technologies, Inc.  12,157                                    231
      Textron, Inc.  11,800                                                  651
    o Timco Aviation Services, Inc.  80                                       --
    o Transtechnology Corp.  500                                               4
    o Trimble Navigation Ltd.  5,700                                         143
      United Technologies Corp.  42,034                                    3,626
    o Veeco Instruments, Inc.  3,500                                          80
                                                                     -----------
                                                                          15,717
      AIR TRANSPORTATION 1.0%
      --------------------------------------------------------------------------
    o AAR Corp.  2,500                                                        25
    o AirTran Holdings, Inc.  5,800                                           71
    o Alaska Air Group, Inc.  1,900                                           42
    o AMR Corp.  12,000                                                      136
    o ATA Holdings Corp.  1,200                                                9
    o Atlantic Coast Airlines Holdings, Inc.  1,600                           11
    o Aviall, Inc.  2,500                                                     41
    o Continental Airlines, Inc., Class B  5,000                              53
      Delta Air Lines, Inc.  8,500                                            53
    o EGL, Inc.  4,150                                                        77
    o ExpressJet Holdings, Inc.  3,000                                        38
      FedEx Corp.  28,263                                                  2,032
    o Hawk Corp., Class A  1,800                                               8
    o JetBlue Airways Corp.  5,475                                           152
   ~o Kellstrom Industries, Inc.  600                                         --
    o MAIR Holdings, Inc.  1,100                                              10


                                                         See financial notes. 81

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
    o Mesa Air Group, Inc.  1,300                                              9
    o Northwest Airlines Corp., Class A  6,500                                61
      Sabre Holdings Corp.  12,401                                           293
      SkyWest, Inc.  4,000                                                    73
      Southwest Airlines Co.  60,725                                         867
      United Parcel Service, Inc.,
      Class B  91,480                                                      6,417
                                                                         -------
                                                                          10,478
      ALCOHOLIC BEVERAGES 0.4%
      --------------------------------------------------------------------------
      Adolph Coors Co., Class B  2,500                                       164
      Anheuser-Busch Cos., Inc.  65,000                                    3,331
      Brown-Forman Corp., Class B  9,912                                     464
    o Constellation Brands, Inc., Class A  8,800                             292
    o National Beverage Corp.  7,400                                          67
    o The Robert Mondavi Corp., Class A  2,500                                90
                                                                         -------
                                                                           4,408
      APPAREL 0.5%
      --------------------------------------------------------------------------
      Brown Shoe Co., Inc.  3,300                                            121
      The Buckle, Inc.  1,000                                                 27
    o Carter's, Inc.  2,500                                                   75
    ~ Casual Male Corp.  1,100                                                --
    o Coach, Inc.  13,504                                                    575
    o Columbia Sportswear Co.  4,350                                         232
    o Finlay Enterprises, Inc.  1,000                                         19
    o Guess?, Inc.  2,700                                                     42
      Haggar Corp.  1,200                                                     24
    o Hampshire Group Ltd.  1,000                                             30
      Jones Apparel Group, Inc.  12,156                                      445
      K-Swiss, Inc., Class A  2,400                                           47
      Kellwood Co.  2,900                                                    115
      Kenneth Cole Productions, Inc.,
      Class A  3,100                                                         107
      Liz Claiborne, Inc.  18,600                                            653
    o Maxwell Shoe Co., Inc., Class A  1,000                                  23
      Nike, Inc., Class B  20,700                                          1,489
      Oshkosh B'Gosh, Inc., Class A  1,200                                    28
      Phillips-Van Heusen Corp.  1,800                                        33
      Polo Ralph Lauren Corp.  3,500                                         121
    o Quiksilver, Inc.  2,000                                                 43
      Reebok International Ltd.  8,000                                       291
      Russell Corp.  2,600                                                    43
      Saucony, Inc., Class B  1,900                                           40
    o Skechers USA, Inc., Class A  6,500                                      80
    o Stage Stores, Inc.  1,200                                               47
    o Steven Madden Ltd.  1,800                                               34
      Stride Rite Corp.  2,900                                                31
      Superior Uniform Group, Inc.  1,600                                     26
      Tandy Brands Accessories, Inc.  1,000                                   13
    o Tarrant Apparel Group  1,700                                             4
    o Timberland Co., Class A  1,400                                          88
    o Unifi, Inc.  1,900                                                       5
      VF Corp.  15,000                                                       692
      Wolverine World Wide, Inc.  5,200                                      140
                                                                         -------
                                                                           5,783
      AUTOMOTIVE PRODUCTS / MOTOR VEHICLES 1.2%
      --------------------------------------------------------------------------
      A.O. Smith Corp., Class B  1,300                                        39
    o Aftermarket Technology Corp.  2,511                                     38
    o American Axle & Manufacturing
      Holdings, Inc.  5,300                                                  204
      ArvinMeritor, Inc.  4,900                                              101
      Bandag, Inc.  3,200                                                    139
      BorgWarner, Inc.  2,700                                                221
      Carlisle Cos., Inc.  3,600                                             213
      Cascade Corp.  4,400                                                    92
    o Collins & Aikman Corp.  1,400                                            9
      Cooper Tire & Rubber Co.  6,400                                        137
    o CSK Auto Corp.  3,500                                                   65
      Cummins, Inc.  3,900                                                   233
      Dana Corp.  40,800                                                     823
      Danaher Corp.  12,000                                                1,110
      Delphi Corp.  45,600                                                   465
      Donaldson Co., Inc.  8,800                                             241
    o Dura Automotive Systems, Inc.,
      Class A  12,100                                                        152
      Eaton Corp.  12,600                                                    748
      Federal Screw Works  250                                                 9
      Ford Motor Co.  148,736                                              2,285
      General Motors Corp.  45,386                                         2,152
      Gentex Corp.  2,300                                                     90
      Genuine Parts Co.  13,500                                              483
      Goodyear Tire & Rubber Co.  10,000                                      87
    o Group 1 Automotive, Inc.  1,400                                         48


82 See financial notes.

SCHWAB TOTAL STOCK MARKET INDEX FUND

                                                                         VALUE
      SECURITY AND NUMBER OF SHARES                                   ($ x 1,000)
      Harley-Davidson, Inc.  25,500                                         1,436
    o Keystone Automotive Industries, Inc.  1,800                              47
      Lear Corp.  5,800                                                       352
      Lithia Motors, Inc., Class A  700                                        18
    o MarineMax, Inc.  800                                                     23
    o Midas, Inc.  1,300                                                       24
      Modine Manufacturing Co.  3,700                                         102
    o Monaco Coach Corp.  1,200                                                31
    o Monro Muffler Brake, Inc.  1,050                                         25
      Myers Industries, Inc.  2,346                                            33
    o Navistar International Corp.  4,400                                     199
      Oshkosh Truck Corp.  4,500                                              230
      Polaris Industries, Inc.  3,200                                         137
    o Rush Enterprises, Inc., Class B  500                                      7
      Sonic Automotive, Inc.  1,400                                            35
      Standard Motor Products, Inc.  2,000                                     29
    o Stoneridge, Inc.  1,700                                                  26
      Superior Industries International, Inc.  800                             27
    o TBC Corp.  1,100                                                         31
      Thor Industries, Inc.  2,000                                             56
      Titan International, Inc.  800                                            7
    o Tower Automotive, Inc.  2,300                                            12
      United Auto Group, Inc.  1,000                                           31
    o United Defense Industries, Inc.  900                                     31
    o UQM Technologies, Inc.  1,500                                             5
      Visteon Corp.  5,451                                                     59
      Winnebago Industries, Inc.  2,600                                        75
                                                                          -------
                                                                           13,272
      BANKS 7.2%
      ---------------------------------------------------------------------------
      ABC Bancorp  1,500                                                       29
      Abigail Adams National Bancorp  500                                       8
      Alabama National Bancorp  1,600                                          82
      AmSouth Bancorp.  28,403                                                625
      Anchor Bancorp Wisconsin, Inc.  3,100                                    75
      Arrow Financial Corp.  963                                               28
      Associated Banc-Corp.  5,146                                            211
      BancFirst Corp.  500                                                     28
      Bancorpsouth, Inc.  7,612                                               154
      Bank Mutual Corp.  6,168                                                 65
  (9) Bank of America Corp.  164,259                                       13,221
      Bank of Hawaii Corp.  3,500                                             153
      The Bank of New York Co., Inc.  62,000                                1,807
      Bank One Corp.  90,200                                                4,453
      BankAtlantic Bancorp, Inc., Class A  2,200                               34
      Banknorth Group, Inc.  12,174                                           373
      BB&T Corp.  43,886                                                    1,514
      Berkshire Bancorp, Inc.  1,200                                           68
      Boston Private Financial
      Holdings, Inc.  2,129                                                    50
      Brookline Bancorp, Inc.  2,405                                           34
      Bryn Mawr Bank Corp.  1,400                                              29
      BSB Bancorp, Inc.  900                                                   34
      Camden National Corp.  700                                               21
      Capital City Bank Group, Inc.  1,500                                     58
    o Capital Crossing Bank  1,000                                             49
      Capitol Bancorp Ltd.  1,500                                              38
      Capitol Federal Financial  6,920                                        223
      Cascade Bancorp  2,655                                                   45
      Cavalry Bancorp, Inc.  500                                                8
      CCBT Financial Cos., Inc.  200                                            7
    o Central Coast Bancorp  1,464                                             26
      Century Bancorp, Inc., Class A  800                                      26
      Chemical Financial Corp.  1,318                                          45
      Chittenden Corp.  1,818                                                  55
      Citizens Banking Corp. Michigan  2,090                                   64
      Citizens South Banking Corp.  1,000                                      13
      City Holding Co.  1,800                                                  55
      City National Corp.  3,100                                              191
      The Colonial BancGroup, Inc.  10,100                                    174
      Columbia Bancorp  700                                                    20
      Columbia Banking Systems, Inc.  1,859                                    42
      Comerica, Inc.  13,496                                                  697
      Commerce Bancorp, Inc. N.J.  5,660                                      323
      Commerce Bancshares, Inc.  12,093                                       543
      Community Bank System, Inc.  1,400                                       28
      Community First Bankshares, Inc.  2,000                                  64
      Community Trust Bancorp, Inc.  2,261                                     66
      Compass Bancshares, Inc.  11,400                                        437
      Corus Bankshares, Inc.  1,000                                            38
      Cullen/Frost Bankers, Inc.  3,300                                       143
      Dime Community Bancshares, Inc.  3,375                                   58


                                                         See financial notes. 83

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                         VALUE
      SECURITY AND NUMBER OF SHARES                                   ($ x 1,000)
      Doral Financial Corp.  9,900                                            325
      Exchange National Bancshares, Inc.  750                                  23
      Fifth Third Bancorp  45,588                                           2,446
      First Bancorp Puerto Rico  2,100                                         77
      First Busey Corp., Class A  1,000                                        27
      First Charter Corp.  3,500                                               72
      First Citizens BancShares, Inc.,
      Class A  300                                                             37
      First Commonwealth Financial Corp.  2,100                                30
      First Federal Capital Corp.  2,500                                       64
      First Financial Bancorp  1,839                                           31
      First Financial Bancshares, Inc.  1,500                                  62
      First Horizon National Corp.  10,800                                    475
      First M & F Corp.  1,000                                                 34
      First Merchants Corp.  1,041                                             24
      First Midwest Bancorp, Inc. Illinois  3,125                             105
    o First National Bankshares of
      Florida, Inc.  5,939                                                    109
      First Niagra Financial Group, Inc.  3,104                                39
      First Oak Brook Bancshares, Inc.  1,500                                  44
      First of Long Island Corp.  2,000                                        93
      First Republic Bank  1,300                                               50
      Firstfed America Bancorp, Inc.  2,000                                    49
    o FirstFed Financial Corp.  2,900                                         117
      FirstMerit Corp.  7,300                                                 172
      FNB Corp.  2,639                                                         52
      Franklin Financial Corp. Tennessee  700                                  22
      Frontier Financial Corp.  700                                            23
      Fulton Financial Corp.  8,150                                           168
      GA Financial, Inc.  1,100                                                38
      Gold Banc Corp., Inc.  1,400                                             23
      Great Southern Bancorp, Inc.  700                                        35
      Greater Bay Bancorp  5,406                                              153
      Hancock Holding Co.  2,100                                               59
      Harbor Florida Bancshares, Inc.  1,100                                   30
      Harleysville National Corp.  1,102                                       29
      Hibernia Corp., Class A  16,900                                         368
      Home Federal Bancorp  800                                                22
      Horizon Financial Corp.  2,156                                           36
      Hudson City Bancorp, Inc.  19,100                                       646
      Hudson United Bancorp  5,740                                            205
      Huntington Bancshares, Inc.  18,290                                     391
      Independent Bank Corp.  1,000                                            27
      Integra Bank Corp.  1,225                                                25
      Interchange Financial Services
      Corp.  1,050                                                             24
    o Internet Capital Group, Inc.  7,000                                       2
      Irwin Financial Corp.  3,700                                             88
      J.P. Morgan Chase & Co.  167,080                                      6,282
      KeyCorp, Inc.  34,300                                                 1,019
      Lakeland Financial Corp.  1,100                                          34
      M&T Bank Corp.  8,962                                                   762
      MAF Bancorp., Inc.  1,648                                                67
      Main Street Banks, Inc.  1,000                                           27
      MainSource Financial Group, Inc.  1,575                                  34
      Marshall & Ilsley Corp.  19,150                                         704
      MASSBANK Corp.  1,500                                                    53
      Mellon Financial Corp.  35,800                                        1,061
      Mercantile Bankshares Corp.  5,574                                      239
      Merchants Bancshares, Inc.  750                                          21
      Mid-State Bancshares  3,500                                              79
      Midwest Banc Holdings, Inc.  1,300                                       30
      Movie Gallery, Inc.  4,025                                               78
      Nara Bancorp, Inc.  2,000                                                58
      National City Corp.  49,100                                           1,702
      National Commerce Financial
      Corp.  17,450                                                           464
      National Penn Bancshares, Inc.  906                                      27
      NBT Bancorp., Inc.  1,400                                                29
      Net.B@nk, Inc.  3,300                                                    36
      NewMil Bancorp, Inc.  1,000                                              29
      North Fork Bancorp., Inc.  11,000                                       408
      North Valley Bancorp  1,500                                              25
      Northern Trust Corp.  18,500                                            782
      OceanFirst Financial Corp.  1,050                                        23
      Old National Bancorp.  5,947                                            142
      Omega Financial Corp.  1,000                                             33
      Oriental Financial Group  1,512                                          43
      Park National Corp.  805                                                 93
      Patriot Bank Corp.  550                                                  15
      Pennfed Finance Services, Inc.  2,000                                    60
      Peoples Bank-Bridgeport  5,500                                          232
      Peoples Financial Corp.  3,000                                           54
      PFF Bancorp, Inc.  1,120                                                 42


84 See financial notes.

SCHWAB TOTAL STOCK MARKET INDEX FUND

                                                                         VALUE
      SECURITY AND NUMBER OF SHARES                                   ($ x 1,000)
      PNC Financial Services Group,
      Inc.  22,200                                                          1,179
      Popular, Inc.  13,400                                                   563
      Prosperity Bancshares, Inc.  2,400                                       56
      Provident Bankshares Corp.  2,382                                        67
      Provident Financial Group, Inc.  4,600                                  181
      Quaker City Bancorp, Inc.  1,250                                         68
      Regions Financial Corp.  16,900                                         587
      Republic Bancorp, Inc.  5,669                                            74
      Republic Bancorp, Inc., Class A  1,575                                   30
      Riggs National Corp.  2,000                                              36
      S&T Bancorp, Inc.  1,400                                                 40
    o S1 Corp.  12,930                                                        104
      Sandy Spring Bancorp, Inc.  2,900                                       104
      Seacoast Banking Corp. of Florida  1,980                                 39
      Second Bancorp., Inc.  900                                               27
      Shore Bancshares, Inc.  500                                              15
    o Silicon Valley Bancshares  2,200                                         76
      Simmons First National Corp.,
      Class A  1,000                                                           26
      Sky Financial Group, Inc.  7,376                                        176
      The South Financial Group, Inc.  5,500                                  152
      SouthTrust Corp.  26,054                                                810
      Southwest Bancorp of Texas, Inc.  1,500                                  61
      Southwest Bancorp, Inc.  3,300                                           54
      State Bancorp, Inc.  840                                                 19
      State Street Corp.  25,500                                            1,244
      Sterling Bancorp  1,523                                                  42
      Sterling Bancshares, Inc.  2,100                                         27
    o Sterling Financial Corp.  2,926                                          97
      Suffolk Bancorp  2,400                                                   79
    o Sun Bancorp, Inc. N.J.  3,307                                            65
      SunTrust Banks, Inc.  23,200                                          1,579
      Susquehanna Bancshares, Inc.  2,700                                      63
      SY Bancorp, Inc.  1,400                                                  31
      Synovus Financial Corp.  24,600                                         587
      TCF Financial Corp.  6,800                                              337
      Texas Regional Bancshares, Inc.,
      Class A  1,551                                                           65
      Timberland Bancorp, Inc.  1,000                                          22
      Tompkins Trustco, Inc.  770                                              36
      TriCo Bancshares  200                                                     7
      The Trust Co. of New Jersey  3,000                                      111
      Trustco Bank Corp.  2,857                                                36
      Trustmark Corp.  4,300                                                  114
      U.S. Bancorp  156,031                                                 4,001
      UCBH Holdings, Inc.  4,700                                              174
      UMB Financial Corp.  1,787                                               90
      Umpqua Holdings Corp.  343                                                7
      Union Bankshares Corp.  700                                              22
      Union Planters Corp.  15,950                                            443
      UnionBanCal Corp.  22,600                                             1,208
      United Bankshares, Inc.  4,400                                          132
      Unizan Financial Corp.  1,371                                            33
      USB Holding Co., Inc.  1,777                                             37
      Valley National Bancorp  6,757                                          175
      Wachovia Corp.  106,036                                               4,851
      Washington Trust Bancorp, Inc.  1,000                                    26
      Wells Fargo & Co.  137,577                                            7,768
      WesBanco, Inc.  3,200                                                    91
      West Coast Bancorp  1,200                                                26
      Westamerica Bancorp.  1,700                                              83
      WestCorp., Inc.  4,707                                                  208
      Whitney Holding Corp.  4,450                                            182
      Wilmington Trust Corp.  5,700                                           198
      Wintrust Financial Corp.  1,800                                          85
      WSFS Financial Corp.  1,000                                              48
      Zions Bancorp.  7,700                                                   435
                                                                          -------
                                                                           77,799
      BUSINESS MACHINES & SOFTWARE 7.4%
      ---------------------------------------------------------------------------
    o 3Com Corp.  17,900                                                      110
    o 3D Systems Corp.  1,400                                                  17
    o Adaptec, Inc.  5,700                                                     45
      Adobe Systems, Inc.  17,500                                             723
    o Advanced Digital Information Corp.  2,600                                27
      Analogic Corp.  5,200                                                   246
    o Apple Computer, Inc.  31,200                                            803
    o Arbitron, Inc.  2,120                                                    79
    o Artesyn Technologies, Inc.  1,100                                        10
    o Ascential Software Corp.  2,912                                          49
      Autodesk, Inc.  8,400                                                   281
    o Avici Systems, Inc.  375                                                  4
    o Avocent Corp.  13,963                                                   448
    o BEA Systems, Inc.  30,400                                               347

                                                         See financial notes. 85

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      Black Box Corp.  5,200                                                 265
    o BMC Software, Inc.  19,000                                             329
    o Borland Software Corp.  3,000                                           25
    o Cisco Systems, Inc.  556,469                                        11,613
    o Cognitronics Corp.  2,600                                               10
    o Compuware Corp.  19,900                                                152
    o Comverse Technology, Inc.  13,400                                      219
    o Concurrent Computer Corp.  3,000                                         6
    o CoSine Communications, Inc.  730                                         4
    o Dell, Inc.  206,800                                                  7,178
      Diebold, Inc.  5,300                                                   244
    o Digital Lightwave, Inc.  1,300                                           1
    o EMC Corp.  194,186                                                   2,167
    o Enterasys Networks, Inc.  8,500                                         18
      Fair Isaac Corp.  7,744                                                261
    o Flow International Corp.  900                                            2
    o Foundry Networks, Inc.  9,300                                          105
    o Gateway, Inc.  11,800                                                   57
    o General Binding Corp.  500                                               7
    o Hanger Orthopedic Group, Inc.  5,400                                    88
      Hewlett-Packard Co.  246,916                                         4,864
      IKON Office Solutions, Inc.  8,500                                      95
    o Imagistics International, Inc.  2,840                                  115
    o Immersion Corp.  800                                                     4
    o Input/Output, Inc.  3,400                                               27
    o Integrated Device Technology, Inc.  4,200                               56
    o Intellisync Corp.  1,500                                                 4
    o Intergraph Corp.  9,700                                                245
    o Interland, Inc.  510                                                     2
      International Business Machines
      Corp.  136,850                                                      12,066
    o InterVoice, Inc.  1,678                                                 21
    o Interwoven, Inc.  5,925                                                 50
    o Invision Technologies, Inc.  1,500                                      75
      Iomega Corp.  12,400                                                    63
    o Juniper Networks, Inc.  33,065                                         723
      Landamerica Financial Group, Inc.  5,800                               239
    o Lantronix, Inc.  1,900                                                   3
    o Lawson Software, Inc.  8,000                                            57
    o Lexmark International, Inc.,
      Class A  10,900                                                        986
    o LTX Corp.  1,900                                                        21
    o Maxtor Corp.  17,748                                                   116
    o McData Corp., Class A  2,617                                            14
      Microchip Technology, Inc.  16,475                                     462
    o Micromuse, Inc.  2,900                                                  19
    o MICROS Systems, Inc.  5,500                                            241
 =(2) Microsoft Corp.  872,760                                            22,666
    o MIPS Technology, Inc., Class A  1,100                                    7
    o MSC.Software Corp.  1,800                                               17
    o NCR Corp.  11,900                                                      532
    o Network Appliance, Inc.  27,500                                        512
    o Novell, Inc.  25,600                                                   247
    o Oracle Corp.  420,000                                                4,712
    o PalmOne, Inc.  1,569                                                    26
    o PalmSource, Inc.  2,500                                                 52
    o Peregrine Systems, Inc.  144                                             3
      Pitney Bowes, Inc.  20,000                                             875
    o Precis, Inc.  1,200                                                      4
    o Printronix, Inc.  2,400                                                 33
    o Read-Rite Corp.  1,180                                                  --
    o Roxio, Inc.  724                                                         3
    o Sandisk Corp.  11,000                                                  254
    o Scansource, Inc.  600                                                   33
   ~o Seagate Escrow Security  7,500                                           2
    o Siebel Systems, Inc.  25,100                                           258
    o Silicon Graphics, Inc.  4,800                                            9
    o SoftBrands, Inc.  671                                                    1
    o Storage Technology Corp.  14,400                                       378
   ~o StorageNetworks, Inc.  2,100                                            --
    o Sun Microsystems, Inc.  248,230                                        968
    o Sybase, Inc.  19,036                                                   326
    o Tech Data Corp.  5,300                                                 180
    o The Titan Corp.  6,381                                                 123
      Total System Services, Inc.  16,300                                    362
    o Ultimate Electronics, Inc.  400                                          2
    o Unisys Corp.  25,600                                                   334
    o Versata, Inc.  9                                                        --
    o Vitria Technology, Inc.  925                                             3
    o Xerox Corp.  63,200                                                    849
    o Zhone Technologies, Inc.  1,000                                          3
                                                                         -------
                                                                          80,282


86 See financial notes.

SCHWAB TOTAL STOCK MARKET INDEX FUND

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      BUSINESS SERVICES 5.3%
      --------------------------------------------------------------------------
    o 4Kids Entertainment, Inc.  3,500                                      76
      Aaron Rents, Inc., Class A  1,450                                     37
      ABM Industries, Inc.  4,900                                           90
    o Actuate Corp.  2,300                                                   8
    o Administaff, Inc.  2,800                                              49
    o Advent Software, Inc.  4,100                                          77
    o The Advisory Board Co.  1,000                                         35
      Advo, Inc.  4,050                                                    127
    o Aether Systems, Inc.  1,100                                            4
    o Affiliated Computer Services, Inc.,
      Class A  12,000                                                      582
    o Affymetrix, Inc.  2,300                                               70
    o Agile Software Corp.  1,900                                           14
    o Akamai Technologies, Inc.  8,938                                     106
    o The Allied Defense Group, Inc.  500                                   10
    o Allied Waste Industries, Inc.  26,600                                335
      Ambassadors International, Inc.  1,700                                22
    o America Online Latin America, Inc.,
      Class A  2,500                                                         2
    o American Locker Group, Inc.  500                                       6
    o American Management
      Systems, Inc.  4,200                                                  81
    o American Superconductor Corp.  700                                     9
    o AMN Healthcare Services, Inc.  4,110                                  67
    o Analysts International Corp.  2,400                                    7
      Angelica Corp.  2,500                                                 58
    o Ansoft Corp.  2,300                                                   32
    o answerthink, Inc.  1,700                                              12
    o Ansys, Inc.  1,700                                                    63
    o Anteon International Corp.  2,000                                     62
    o Apollo Group, Inc., Class A  14,550                                1,322
      Aramark Corp., Class B  9,300                                        266
    o Arena Pharmaceuticals, Inc.  800                                       5
    o Ariba, Inc.  9,200                                                    20
    o Art Technology Group, Inc.  2,200                                      3
    o Artistdirect, Inc.  1,000                                             --
    o Ask Jeeves, Inc.  4,400                                              156
    o Aspen Technology, Inc.  6,000                                         39
    o At Road, Inc.  4,400                                                  37
    o Atari, Inc.  1,600                                                     5
      Automatic Data Processing,
      Inc.  48,100                                                       2,107
    o Barra, Inc.  3,250                                                   133
    o BearingPoint, Inc.  7,100                                             71
    o BindView Development Corp.  1,700                                      5
    o The BISYS Group, Inc.  9,000                                         131
    o Blue Coat Systems, Inc.  340                                          15
    o Blue Martini Software, Inc.  285                                       1
    o Bottomline Technologies, Inc.  2,000                                  19
      Bowne & Co., Inc.  4,200                                              71
    o Braun Consulting, Inc.  1,300                                          4
    o Bright Horizons Family
      Solutions, Inc.  1,300                                                58
      The Brink's Co.  5,600                                               155
    o BroadVision, Inc.  1,090                                               4
    o Brocade Communications
      Systems, Inc.  21,000                                                112
    o BSQUARE Corp.  1,600                                                   2
    o CACI International, Inc., Class A  4,100                             187
    o Career Education Corp.  8,614                                        551
    o Carreker Corp.  3,700                                                 27
    o Casella Waste Systems, Inc.,
      Class A  2,500                                                        36
    o Catalina Marketing Corp.  5,900                                       98
    o Catapult Communications Corp.  1,600                                  30
      CDI Corp.  3,700                                                     119
      CDW Corp.  6,800                                                     425
    o Cell Genesys, Inc.  1,500                                             17
    o Cendant Corp.  80,220                                              1,900
    o Centra Software, Inc.  2,400                                           6
    o Ceridian Corp.  19,500                                               417
    o Cerner Corp.  1,700                                                   73
      Certegy, Inc.  4,150                                                 149
    o Charles River Associates, Inc.  2,500                                 81
    o Checkfree Corp.  5,400                                               162
    o Chindex International, Inc.  2,200                                    22
    o ChoicePoint, Inc.  6,900                                             303
    o Chordiant Software, Inc.  1,100                                        4
    o Ciber, Inc.  1,900                                                    17
    o Cintas Corp.  12,850                                                 578
    o Citrix Systems, Inc.  20,000                                         381
    o Clarent Corp.  1,545                                                  --
    o Clarus Corp.  1,200                                                   13
    o Click Commerce, Inc.  320                                              2
    o Closure Medical Corp.  3,400                                          88


                                                         See financial notes. 87

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
    o Cognizant Technology Solutions
      Corp.  5,300                                                         229
    o Com21, Inc.  1,400                                                    --
    o Comarco, Inc.  500                                                     4
    o Commerce One, Inc.  730                                                1
      Computer Associates
      International, Inc.  47,226                                        1,266
    o Computer Sciences Corp.  16,238                                      664
    o Concord Communications, Inc.  1,600                                   20
    o Connetics Corp.  3,400                                                66
    o Convergys Corp.  10,500                                              152
    o Copart, Inc.  6,550                                                  124
    o Corillian Corp.  2,000                                                 9
    o Corinthian Colleges, Inc.  9,200                                     282
    o Corio, Inc.  1,400                                                     4
    o Cornell Cos., Inc.  2,100                                             25
    o Corporate Executive Board Co.  2,700                                 139
    o Correctional Services Corp.  2,000                                     5
    o CoStar Group, Inc.  800                                               32
      Courier Corp.  4,200                                                 171
    o Covansys Corp.  5,000                                                 70
    o Credit Acceptance Corp.  2,400                                        34
    o Cross Country Healthcare, Inc.  1,600                                 26
    o Cross Media Marketing Corp.  1,391                                    --
    o CSG Systems International, Inc.  5,400                                91
    o CuraGen Corp.  2,100                                                  12
   ~o CycleLogic, Inc.  2                                                   --
    o Daleen Technologies, Inc.  800                                        --
    o Datastream Systems, Inc.  1,300                                        9
      Deluxe Corp.  3,800                                                  157
    o Dendrite International, Inc.  3,600                                   62
    o DeVry, Inc.  4,800                                                   138
    o Digimarc Corp.  3,500                                                 40
    o Digital Insight Corp.  2,300                                          44
    o Digital River, Inc.  2,100                                            54
    o Digitalthink, Inc.  1,300                                              3
    o Digitas, Inc.  4,000                                                  40
    o Diversa Corp.  1,100                                                  10
   ~o Divine, Inc., Class A  161                                            --
    o DoubleClick, Inc.  10,737                                             87
    o DST Systems, Inc.  8,100                                             358
    o Dun & Bradstreet Corp.  16,000                                       836
    o Dyax Corp.  2,000                                                     28
    o E.piphany, Inc.  2,100                                                 9
    o Earthlink, Inc.  11,850                                              109
    o eBay, Inc.  52,924                                                 4,224
    o Echelon Corp.  3,700                                                  40
    o Eclipsys Corp.  1,800                                                 25
    o Edgewater Technology, Inc.  767                                        5
    o Education Management Corp.  5,900                                    209
    o eFunds Corp.  5,002                                                   80
      Electronic Data Systems Corp.  39,100                                715
    o eLoyalty Corp.  190                                                    1
    o Embarcadero Technologies, Inc.  2,900                                 37
    o Encysive Pharmaceuticals, Inc.  2,600                                 26
    o Engage, Inc.  4,900                                                   --
      Ennis Business Forms, Inc.  4,500                                     67
    o Entrust, Inc.  2,800                                                  13
    o EPIQ Systems, Inc.  1,550                                             22
    o ePresence, Inc.  2,700                                                11
      Equifax, Inc.  11,800                                                289
    o eResearch Technology, Inc.  3,750                                    118
    o Exelixis, Inc.  1,800                                                 16
    o Exponent, Inc.  3,000                                                 75
    o Exult, Inc.  4,100                                                    25
    o Ezenia!, Inc.  1,000                                                  --
    o F5 Networks, Inc.  3,300                                              84
      Factset Research Systems, Inc.  2,500                                 99
    o Falcon Products, Inc.  1,500                                           7
    o FalconStor Software, Inc.  1,200                                       8
    o Fargo Electronics, Inc.  2,000                                        19
    o FileNet Corp.  3,800                                                 104
    o First Consulting Group, Inc.  1,800                                   10
      First Data Corp.  71,932                                           3,265
    o Firstwave Technologies, Inc.  1,000                                    3
    o Fiserv, Inc.  15,300                                                 559
    o Five Star Quality Care, Inc.  135                                      1
    o Forrester Research, Inc.  4,100                                       71
    o Freemarkets, Inc.  3,300                                              23
      Friedman Billings Ramsey Group, Inc.,
      Class A  12,080                                                      224
    o FTI Consulting, Inc.  2,700                                           44


88 See financial notes.

SCHWAB TOTAL STOCK MARKET INDEX FUND

                                                                         VALUE
      SECURITY AND NUMBER OF SHARES                                   ($ x 1,000)
      G&K Services, Inc., Class A  3,700                                      140
    o Gartner, Inc., Class A  9,000                                           107
    o Genaissance Pharmaceuticals, Inc.  1,800                                  7
    o Genencor International, Inc.  14,000                                    203
   ~o GenesisIntermedia, Inc.  1,200                                           --
    o Gentiva Health Services, Inc.  3,250                                     48
   ~o Genuity, Inc., Class A  280                                              --
    o Geoworks Corp.  800                                                      --
    o Global Imaging Systems, Inc.  2,100                                      73
      Global Payments, Inc.  8,520                                            409
    o GP Strategies Corp.  1,500                                               10
      Grey Global Group, Inc.  200                                            145
      GTECH Holdings Corp.  4,700                                             286
      H&R Block, Inc.  21,300                                                 961
    o HA-LO Industries, Inc.  2,100                                            --
    o Hall, Kinion & Associates, Inc.  900                                      4
    o Heidrick & Struggles
      International, Inc.  3,100                                               77
    o Hewitt Associates, Inc., Class A  7,000                                 216
    o Hudson Highland Group, Inc.  360                                         11
    o Hyperion Solutions Corp.  2,850                                         109
    o I-Many, Inc.  1,300                                                       2
   ~o iBEAM Broadcasting Corp.  290                                            --
    o ICOS Corp.  2,700                                                        86
    o ICT Group, Inc.  500                                                      6
    o Identix, Inc.  1,600                                                     10
    o IDT Corp.  4,200                                                         78
    o IDX Systems Corp.  4,000                                                127
    o iGate Corp.  1,300                                                        7
      IMS Health, Inc.  19,300                                                487
    o InFocus Corp.  1,600                                                     13
    o Infonet Services Corp., Class B  11,200                                  21
    o Informatica Corp.  6,700                                                 49
    o Inforte Corp.  3,700                                                     40
    o Infospace, Inc.  3,872                                                  127
    o infoUSA, Inc.  2,300                                                     21
    o Innodata Corp.  2,400                                                     8
    o Interactive Intelligence, Inc.  1,000                                     5
    o Intercept, Inc.  1,500                                                   22
    o Internap Network Services Corp.  4,600                                    8
    o Internet Security Systems  4,600                                         61
    o Interpublic Group of Cos., Inc.  31,144                                 489
    o Intrado, Inc.  3,600                                                     62
    o Intuit, Inc.  16,715                                                    710
    o Invitrogen Corp.  3,629                                                 262
    o Iron Mountain, Inc.  6,525                                              297
    o The IT Group, Inc.  1,900                                                --
    o ITT Educational Services, Inc.  6,000                                   242
      Jack Henry & Associates, Inc.  6,300                                    115
    o Jacobs Engineering Group, Inc.  3,800                                   159
    o JDA Software Group, Inc.  2,000                                          26
      John H. Harland Co.  3,500                                              108
    o Kana Software, Inc.  528                                                  1
    o Keane, Inc.  3,960                                                       56
    o Keith Cos., Inc.  3,000                                                  43
      Kelly Services, Inc., Class A  3,200                                     95
    o Kinder Morgan Management LLC  3,151                                     117
    o Korn/Ferry International  3,600                                          54
    o Kroll, Inc.  1,900                                                       56
    o Kronos, Inc.  1,875                                                      68
    o Lamar Advertising Co.  6,700                                            275
    o Learning Tree International, Inc.  1,400                                 22
    o Liberate Technologies  5,900                                             17
    o Lightbridge, Inc.  2,200                                                 14
    o LookSmart Ltd.  2,400                                                     5
    o Luminex Corp.  800                                                        8
    o Macrovision Corp.  3,100                                                 52
    o Magma Design Automation, Inc.  1,700                                     32
    o Management Network Group, Inc.  2,400                                     7
    o Manhattan Associates, Inc.  1,300                                        35
      Manpower, Inc.  6,991                                                   328
    o Manugistics Group, Inc.  2,300                                           12
    o MAPICS, Inc.  1,000                                                       8
    o Mapinfo Corp.  525                                                        6
    o Marimba, Inc.  7,000                                                     57
    o Matria Healthcare, Inc.  1,200                                           23
    o Matrixone, Inc.  1,700                                                   10
    o MAXIMUS, Inc.  1,700                                                     60
    o Maxygen, Inc.  1,500                                                     16
    o MCSi, Inc.  1,248                                                        --
    o Mechanical Technology, Inc.  1,800                                       10


                                                         See financial notes. 89

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                         VALUE
      SECURITY AND NUMBER OF SHARES                                   ($ x 1,000)
    o Medical Staffing Network
      Holdings, Inc.  1,300                                                    10
    o MemberWorks, Inc.  4,500                                                133
    o Mentor Graphics Corp.  5,700                                             95
    o Mercury Interactive Corp.  3,300                                        140
    o Meta Group, Inc.  1,100                                                   6
    o MetaSolv, Inc.  2,800                                                     8
    o Metricom, Inc.  1,400                                                    --
    o Metro One Telecommunications  4,400                                       8
    o Michael Baker Corp.  500                                                  6
    o MicroStrategy, Inc., Class A  856                                        41
    o Microvision, Inc.  900                                                    8
    o Millenium Cell, Inc.  2,200                                               5
    o Mindspeed Technologies, Inc.  7,598                                      39
    o Moldflow Corp.  300                                                       3
    o Monster Worldwide, Inc.  9,800                                          251
    o MPS Group, Inc.  8,100                                                   89
    o MRO Software, Inc.  3,900                                                52
    o Multi-Color Corp.  750                                                   14
    o Napro Biotherapeutics, Inc.  1,200                                        3
    o Nassda Corp.  500                                                         3
      National Instruments Corp.  5,675                                       173
    o National Processing, Inc.  3,200                                         79
      Nautilus Group, Inc.  4,125                                              66
    o Navigant Consulting, Inc.  2,500                                         44
    o NCO Group, Inc.  2,701                                                   61
      NDCHealth Corp.  1,900                                                   43
    o NeighborCare, Inc.  12,500                                              289
    o Neoforma, Inc.  1,500                                                    20
    o Neon Systems, Inc.  2,400                                                 8
    o NeoRx Corp.  400                                                          1
   ~o Netcentives, Inc.  2,000                                                 --
    o Netegrity, Inc.  1,500                                                   13
    o NetIQ Corp.  7,704                                                       99
    o Netratings, Inc.  3,000                                                  36
    o Netscout Systems, Inc.  1,800                                            12
    o Netsolve, Inc.  1,600                                                    15
    o Network Associates, Inc.  11,945                                        187
    o Network Commerce, Inc.  140                                              --
      New England Business Service, Inc.  2,300                                80
      Newcastle Investment Corp.  2,200                                        59
    o NMS Communications Corp.  1,500                                          12
    o Nuance Communications, Inc.  1,000                                        5
    o NYFIX, Inc.  750                                                          4
      Omnicom Group, Inc.  14,300                                           1,137
    o On Assignment, Inc.  1,700                                                9
    o OneSource Information
      Services, Inc.  3,800                                                    33
    o Onyx Software Corp.  350                                                  1
    o Openwave Systems, Inc.  5,271                                            45
    o Opnet Technologies, Inc.  3,600                                          53
    o Opsware, Inc.  800                                                        6
    o Option Care, Inc.  1,500                                                 22
    o Orbital Sciences Corp.  2,600                                            34
    o Pac-West Telecomm, Inc.  1,900                                            2
    o Packeteer, Inc.  1,100                                                   13
    o Paradigm Genetics, Inc.  400                                             --
    o Parametric Technology Corp.  9,700                                       44
    o Paxar Corp.  2,300                                                       38
      Paychex, Inc.  29,900                                                 1,115
    o PC-Tel, Inc.  1,400                                                      16
    o PDI, Inc.  2,900                                                         74
    o Pec Solutions, Inc.  1,000                                               12
    o Pegasus Solutions, Inc.  3,900                                           42
    o PeopleSoft, Inc.  29,693                                                501
    o Per-Se Technologies, Inc.  10,000                                       107
    o Perot Systems Corp., Class A  9,100                                     121
    o Phoenix Technologies Ltd.  1,300                                          7
    o Pixar, Inc.  5,600                                                      382
    o PLATO Learning, Inc.  1,433                                              13
    o Polycom, Inc.  9,200                                                    176
      Pomeroy IT Solutions, Inc.  2,100                                        29
    o Portal Software, Inc.  1,220                                              7
    o Pre-Paid Legal Services, Inc.  3,600                                     90
    o PRG-Schultz International, Inc.  2,500                                   12
    o Priceline.com, Inc.  1,483                                               36
    o Progress Software Corp.  4,200                                           86
    o ProQuest Co.  1,700                                                      45
    o ProsoftTraining  900                                                      1
    o QRS Corp.  1,450                                                          8
    o Quality Systems, Inc.  900                                               39
    o Quest Software, Inc.  5,000                                              56
   ~o Quintus Corp.  1,500                                                      1


90 See financial notes.

SCHWAB TOTAL STOCK MARKET INDEX FUND

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      Quixote Corp.  1,300                                                    25
    o Quovadx, Inc.  2,600                                                     6
    o R.H. Donnelley Corp.  2,000                                             91
    o Radiant Systems, Inc.  1,300                                             6
    o RealNetworks, Inc.  6,000                                               35
    o Red Hat, Inc.  7,100                                                   161
    o Redback Networks, Inc.  8,076                                           44
    o Register.com  1,296                                                      7
    o RemedyTemp, Inc., Class A  1,200                                        15
    o Renaissance Learning, Inc.  2,100                                       47
      Republic Services, Inc.  17,700                                        510
    o Resources Connection, Inc.  600                                         24
    o Retek, Inc.  3,843                                                      27
      The Reynolds & Reynolds Co.,
      Class A  5,000                                                         143
    o Robert Half International, Inc.  7,500                                 205
    o Ross Systems, Inc.  1,000                                               18
      Roto-Rooter, Inc.  1,200                                                58
      RPC, Inc.  3,400                                                        44
    o RSA Security, Inc.  5,000                                               80
    o Rural Cellular Corp., Class A  1,200                                    10
    o Saba Software, Inc.  500                                                 2
    o SafeNet, Inc.  2,770                                                    60
    o Sagent Technology, Inc.  1,500                                          --
    o Sapient Corp.  9,100                                                    51
    o Seachange International, Inc.  3,350                                    39
    o Secure Computing Corp.  3,200                                           31
    o Seebeyond Technology Corp.  3,100                                       12
    o Selectica, Inc.  1,900                                                   8
    o Sequenom, Inc.  1,600                                                    3
    o Serena Software, Inc.  4,600                                            82
      The ServiceMaster Co.  22,900                                          278
    o SFBC International, Inc.  1,000                                         37
    o Sirius Satellite Radio, Inc.  1,200                                      4
    o Sitel Corp.  2,800                                                       8
    o Sonic Foundry, Inc.  600                                                 1
   ~o SONICblue, Inc.  2,600                                                  --
    o SonicWALL, Inc.  4,900                                                  35
    o SourceCorp  3,600                                                       93
      Spartech Corp.  4,200                                                   96
    o Spherion Corp.  1,830                                                   18
    o SportsLine.com, Inc.  2,300                                              2
    o SPSS, Inc.  3,200                                                       46
      SS&C Technologies, Inc.  11,100                                        256
      The Standard Register Co.  4,100                                        60
      Startek, Inc.  1,400                                                    45
    o Stericycle, Inc.  2,200                                                105
    o Stratasys, Inc.  1,350                                                  28
      Strayer Education, Inc.  700                                            87
    o SumTotal Systems, Inc.  463                                              3
    o Sungard Data Systems, Inc.  23,900                                     623
    o SupportSoft, Inc.  4,800                                                47
    o Sycamore Networks, Inc.  18,200                                         67
    o Sylvan Learning Systems, Inc.  4,700                                   166
    o Symantec Corp.  28,400                                               1,279
    o Symyx Technologies, Inc.  1,300                                         33
    o Synopsys, Inc.  13,684                                                 366
    o Synplicity, Inc.  1,200                                                  9
      Syntel, Inc.  2,500                                                     50
      Talx Corp.  1,700                                                       40
    o Telecommunication Systems, Inc.,
      Class A  1,300                                                           7
    o TeleTech Holdings, Inc.  5,000                                          31
    o Tetra Tech, Inc.  12,031                                               200
    o Tetra Technologies, Inc.  3,700                                         88
    o TIBCO Software, Inc.  16,000                                           120
    o Tier Technologies, Inc., Class B  500                                    5
    o Transaction Systems Architects, Inc.,
      Class A  5,200                                                         110
    o TransAxis, Inc.  17                                                     --
    o TRC Cos., Inc.  1,350                                                   22
    o Trizetto Group, Inc.  5,900                                             40
    o Tularik, Inc.  5,100                                                   126
    o Tumbleweed Communications Corp.  2,000                                   8
    o Unify Corp.  1,200                                                       1
    o United Online, Inc.  6,150                                             102
    o Universal Access Global Holdings, Inc.  145                             --
    o Universal Electronics, Inc.  2,200                                      31
    o UNOVA, Inc.  5,600                                                      98
    o URS Corp.  4,200                                                       109
   ~o Usinternetworking, Inc.  1,100                                          --
    o VA Software Corp.  1,427                                                 3


                                                         See financial notes. 91

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
    o Valueclick, Inc.  6,000                                                 62
    o Vastera, Inc.  2,000                                                     8
    o Ventiv Health, Inc.  2,233                                              31
    o Verint Systems, Inc.  2,500                                             67
    o VeriSign, Inc.  20,875                                                 337
    o Verisity Ltd.  4,500                                                    34
    o Veritas Software Corp.  35,024                                         934
    o Verity, Inc.  4,100                                                     51
    o Verso Technologies, Inc.  1,363                                          2
    o Vertel Corp.  900                                                       --
      Viad Corp.  14,500                                                     362
    o The viaLink Co.  700                                                    --
    o Viewpoint Corp.  2,000                                                   5
    o Vignette Corp.  8,948                                                   16
    o Volt Information Sciences, Inc.  2,100                                  54
    o Waste Connections, Inc.  1,000                                          40
    o Waste Industries USA, Inc.  1,500                                       16
      Waste Management, Inc.  48,100                                       1,366
    o WatchGuard Technologies, Inc.  1,800                                    13
    o Watson Wyatt & Co. Holdings  4,600                                     121
    o Wave Systems Corp., Class A  1,800                                       2
    o WebEx Communications, Inc.  2,500                                       56
    o WebMD Corp.  19,426                                                    171
    o webMethods, Inc.  1,921                                                 17
    o Websense, Inc.  2,500                                                   74
    o Weight Watchers International, Inc.  8,700                             339
    o Westaff, Inc.  2,000                                                     5
    o Wind River Systems, Inc.  3,160                                         30
    o Wireless Facilities, Inc.  1,800                                        17
    o Witness Systems, Inc.  2,100                                            30
    o WorldGate Communications, Inc.  2,000                                    3
    o Wynn Resorts Ltd.  4,000                                               160
    o Xybernaut Corp.  1,400                                                   2
    o Yahoo!, Inc.  53,072                                                 2,678
    o Zamba Corp.  2,000                                                       1
    o Zix Corp.  900                                                          14
                                                                         -------
                                                                          56,916
      CHEMICALS 1.4%
      --------------------------------------------------------------------------
      A. Schulman, Inc.  2,300                                                46
      Aceto Corp.  7,875                                                     108
    o AEP Industries, Inc.  400                                                5
      Air Products & Chemicals, Inc.  17,700                                 882
      Airgas, Inc.  5,000                                                    111
      Albemarle Corp.  4,500                                                 132
      Amcol International Corp.  5,000                                        84
      Arch Chemicals, Inc.  2,700                                             79
    o Bio-Rad Laboratories, Inc., Class A  1,000                              59
      Brady Corp., Class A  700                                               27
      Cabot Corp.  5,200                                                     176
      Calgon Carbon Corp.  2,300                                              14
    o Celgene Corp.  3,000                                                   155
      Crompton Corp.  8,924                                                   55
    o Cytec Industries, Inc.  7,400                                          291
      Dow Chemical Co.  76,266                                             3,027
      E.I. du Pont de Nemours & Co.  80,695                                3,466
      Eastman Chemical Co.  5,600                                            238
      Ecolab, Inc.  21,500                                                   641
    o Entegris, Inc.  6,000                                                   61
    o Ethyl Corp.  2,000                                                      37
      Ferro Corp.  4,200                                                     109
    o Foamex International, Inc.  2,600                                       10
      Georgia Gulf Corp.  3,300                                              105
      Great Lakes Chemical Corp.  3,600                                       90
    o H.B. Fuller Co.  2,000                                                  55
      Hawkins, Inc.  1,900                                                    23
    o Hercules, Inc.  8,500                                                   94
      IMC Global, Inc.  9,500                                                119
      Kronos Worldwide, Inc.  1,437                                           45
      Lubrizol Corp.  3,400                                                  108
      Lyondell Chemical Co.  4,600                                            75
      MacDermid, Inc.  3,800                                                 123
    o Matrixx Initiatives, Inc.  1,700                                        17
      Millennium Chemicals, Inc.  5,400                                       88
    o Monsanto Co.  21,645                                                   749
      Oil-Dri Corp. of America  400                                            7
      Olin Corp.  4,820                                                       83
    o OM Group, Inc.  3,400                                                   86
    o Omnova Solutions, Inc.  1,000                                            5
    o Oxigene, Inc.  900                                                       7
      Penford Corp.  2,700                                                    44
      PolyOne Corp.  3,200                                                    22
      PPG Industries, Inc.  14,100                                           836
      Praxair, Inc.  25,700                                                  939


92 See financial notes.

SCHWAB TOTAL STOCK MARKET INDEX FUND

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
    o Rogers Corp.  300                                                       18
      Rohm & Haas Co.  26,753                                              1,037
      Rollins, Inc.  4,450                                                   106
      RPM International, Inc.  9,600                                         145
      Sigma-Aldrich Corp.  6,300                                             357
      Stepan Co.  1,200                                                       29
      Tredegar Corp.  2,600                                                   35
    o Trex Co., Inc.  500                                                     19
    o Uniroyal Technology Corp.  1,100                                        --
      Valspar Corp.  4,200                                                   208
      WD-40 Co.  1,600                                                        49
      Wellman, Inc.  5,400                                                    44
    o Zoltek Cos., Inc.  1,500                                                10
                                                                         -------
                                                                          15,590
      CONSTRUCTION 0.8%
      --------------------------------------------------------------------------
      American Woodmark Corp.  500                                            32
      Ameron International Corp.  3,400                                      102
      Apogee Enterprises, Inc.  2,000                                         22
    o Armstrong Holdings, Inc.  1,600                                          2
      Beazer Homes USA, Inc.  851                                             84
      Brookfield Homes Corp.  3,500                                          113
      Building Material Holding Corp.  4,000                                  66
    o Cavco Industries, Inc.  205                                              8
      Centex Corp.  8,200                                                    393
      Craftmade International, Inc.  2,800                                    64
      D.R. Horton, Inc.  18,453                                              531
    o Dominion Homes, Inc.  500                                               14
    o Dycom Industries, Inc.  5,399                                          127
      Eagle Materials, Inc.  3,381                                           222
      ElkCorp  3,450                                                          96
    o EMCOR Group, Inc.  900                                                  37
      Florida Rock Industries, Inc.  2,325                                    92
      Fluor Corp.  5,600                                                     214
    o Global Power Equipment Group,
      Inc.  1,000                                                              7
      Granite Construction, Inc.  4,850                                       96
    o Hovnanian Enterprises, Inc.,
      Class A  6,200                                                         223
    o Huttig Building Products, Inc.  811                                      5
    o Insituform Technologies, Inc.,
      Class A  1,300                                                          21
    o Integrated Electrical Services, Inc.  1,800                             18
      KB Home  3,900                                                         269
      Lafarge North America, Inc.  6,200                                     274
      Lennar Corp., Class A  14,490                                          679
    o Levitt Corp., Class A  550                                              13
      M/I Schottenstein Homes, Inc.  1,800                                    77
      Martin Marietta Materials, Inc.  4,200                                 182
      Masco Corp.  35,800                                                  1,003
    o Mastec, Inc.  5,350                                                     39
      MDC Holdings, Inc.  1,464                                               90
    o NCI Building Systems, Inc.  2,900                                       85
    o NVR, Inc.  500                                                         225
    o Palm Harbor Homes, Inc.  2,700                                          61
    o Performance Technologies, Inc.  1,600                                   21
      Pulte Homes, Inc.  11,372                                              559
    o Quanta Services, Inc.  8,900                                            49
      The Ryland Group, Inc.  3,400                                          268
    o SBA Communications Corp.  1,300                                          5
      The Sherwin-Williams Co.  10,500                                       400
    o Simpson Manufacturing Co., Inc.  1,600                                  83
    o Socket Communications, Inc.  800                                         2
      Standard-Pacific Corp.  2,400                                          121
      The Stanley Works  6,600                                               281
    o Surebeam Corp., Class A  2,711                                          --
    o Technical Olympic USA, Inc.  1,500                                      49
      Texas Industries, Inc.  1,000                                           34
    o Toll Brothers, Inc.  5,600                                             222
      United Mobile Homes, Inc.  1,600                                        23
    o USG Corp.  3,900                                                        55
      Vulcan Materials Co.  9,400                                            435
      Walter Industries, Inc.  1,900                                          24
    o WCI Communities, Inc.  3,800                                            92
    o WESCO International, Inc.  4,800                                        69
    o West Corp.  4,500                                                      110
    o Westell Technologies, Inc., Class A  2,560                              19
    o Yankee Candle Co., Inc.  3,700                                         100
                                                                         -------
                                                                           8,607
      CONSUMER DURABLES 0.4%
      --------------------------------------------------------------------------
    o Applica, Inc.  3,100                                                    35
      Black & Decker Corp.  7,100                                            411
    o Champion Enterprises, Inc.  2,200                                       24

                                                         See financial notes. 93

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
    o Chromcraft Revington, Inc.  1,300                                       18
      Compx International, Inc.  800                                          11
      Ethan Allen Interiors, Inc.  4,200                                     175
      Flexsteel Industries, Inc.  600                                         13
      Furniture Brands International, Inc.  4,700                            132
    o Gemstar - TV Guide International,
      Inc.  21,160                                                           118
    o Genlyte Group, Inc.  1,600                                              92
    o Griffon Corp.  2,200                                                    48
      Haverty Furniture Cos., Inc.  4,200                                     76
    o Helen of Troy Ltd.  2,000                                               67
      Hillenbrand Industries, Inc.  5,800                                    392
    o Interface, Inc., Class A  3,300                                         28
      Isco, Inc.  200                                                          3
      Kimball International, Inc., Class B  3,600                             53
      La-Z-Boy, Inc.  5,800                                                  121
      Leggett & Platt, Inc.  16,200                                          366
      Maytag Corp.  7,100                                                    198
    o MITY Enterprises, Inc.  600                                             11
    o Mohawk Industries, Inc.  4,819                                         372
      National Presto Industries, Inc.  400                                   16
      Newell Rubbermaid, Inc.  21,400                                        506
   ~o Recoton Corp.  500                                                      --
    o Restoration Hardware, Inc.  1,700                                       10
    o Salton, Inc.  1,100                                                     10
      Skyline Corp.  100                                                       4
    ~ SLI, Inc.  1,600                                                        --
      Stanley Furniture Co., Inc.  2,600                                     104
      Sturm Ruger & Co., Inc.  1,100                                          12
      Thomas Industries, Inc.  3,200                                         108
      Toro Co.  800                                                           47
    o United Rentals, Inc.  5,900                                            101
      Virco Manufacturing Corp.  1,170                                         8
    o Water Pik Technologies, Inc.  195                                        3
      Whirlpool Corp.  7,500                                                 491
                                                                         -------
                                                                           4,184
      CONTAINERS 0.2%
      --------------------------------------------------------------------------
      Ball Corp.  6,300                                                      416
      Bemis Co.  6,400                                                       173
    o Crown Holdings, Inc.  3,600                                             30
      Greif, Inc., Class A  3,700                                            122
    o Mobile Mini, Inc.  600                                                  11
    o Mod-Pac Corp.  500                                                       4
   ~o Mod-Pac Corp., Class B  125                                              1
    o Owens-Illinois, Inc.  16,200                                           226
    o Packaging Dynamics Corp.  260                                            3
    o Pactiv Corp.  12,400                                                   285
    o Sealed Air Corp.  8,500                                                417
    o Silgan Holdings, Inc.  2,900                                           122
      Sonoco Products Co.  4,100                                             102
                                                                         -------
                                                                           1,912
      ELECTRONICS 5.6%
      --------------------------------------------------------------------------
   ~o ACT Manufacturing, Inc.  900                                            --
    o ACT Teleconferencing, Inc.  1,100                                        3
    o Actel Corp.  1,100                                                      22
      Acuity Brands, Inc.  17,200                                            421
    o Acxiom Corp.  25,700                                                   595
    o Adaptive Broadband Corp.  1,000                                         --
    o ADC Telecommunications, Inc.  28,220                                    71
    o ADE Corp.  3,100                                                        55
   ~o Adelphia Communications, Class A  6,301                                  5
    o Advanced Fibre Communications,
      Inc.  3,500                                                             58
    o Advanced Micro Devices, Inc.  26,500                                   377
    o Advanced Power Technology, Inc.  1,500                                  15
    o Agere Systems, Inc., Class A  70,116                                   158
    o Agilent Technologies, Inc.  39,317                                   1,062
      Agilysys, Inc.  1,600                                                   19
    o Airnet Communications Corp.  1,300                                       1
    o Alliance Fiber Optic Products, Inc.  2,100                               2
    o Alliance Semiconductor Corp.  1,200                                      7
    o Alliant Techsystems, Inc.  2,437                                       144
    o Altera Corp.  30,400                                                   608
    o American Physicians Capital, Inc.  2,500                                58
      American Power Conversion Corp.  16,600                                310
    o American Science & Engineering, Inc.  500                                7
    o American Technical Ceramics Corp.  500                                   4
    o AMIS Holdings, Inc.  2,500                                              36
    o Amkor Technology, Inc.  14,400                                         116
    o Amphenol Corp., Class A  8,800                                         278
    o Anadigics, Inc.  1,150                                                   5


94 See financial notes.

SCHWAB TOTAL STOCK MARKET INDEX FUND

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      Analog Devices, Inc.  30,200                                         1,287
    o Anaren, Inc.  3,300                                                     49
    o Andrew Corp.  10,925                                                   185
    o Anixter International, Inc.  3,300                                      97
    o Applied Materials, Inc.  135,498                                     2,470
    o Applied Micro Circuits Corp.  12,238                                    54
    o Arris Group, Inc.  2,600                                                16
    o Arrow Electronics, Inc.  12,000                                        303
    o Artisan Components, Inc.  1,100                                         26
    o Aspect Communications Corp.  4,200                                      50
    o Astronics Corp.  1,250                                                   7
    o Asyst Technologies, Inc.  1,700                                         11
    o Atmel Corp.  37,900                                                    221
    o ATMI, Inc.  1,400                                                       31
    o Audiovox Corp., Class A  1,600                                          24
    o Avanex Corp.  2,100                                                      6
    o Avid Technology, Inc.  1,100                                            53
    o Avnet, Inc.  11,288                                                    244
      AVX Corp.  7,500                                                       106
    o Aware, Inc.  1,100                                                       4
    o Axcelis Technologies, Inc.  7,044                                       74
    o AXT, Inc.  800                                                           2
      Badger Meter, Inc.  1,000                                               42
      BEI Technologies, Inc.  3,700                                           78
      Bel Fuse, Inc., Class A  1,200                                          35
      Belden, Inc.  3,300                                                     58
    o Bell Microproducts, Inc.  1,000                                          7
    o Benchmark Electronics, Inc.  10,050                                    272
    o BioVeris Corp.  3,800                                                   47
   *o Bookham Technology PLC  3,364                                            5
      Boston Acoustics, Inc.  1,300                                           14
    o Broadcom Corp., Class A  23,700                                        895
    o Brooks Automation, Inc.  1,364                                          23
    o Bruker BioSciences Corp.  2,100                                         11
      C&D Technologies, Inc.  4,500                                           70
    o C-COR.net Corp.  4,600                                                  42
    o Cable Design Technologies Corp.  4,200                                  36
    o Cabot Microelectronics Corp.  660                                       19
    o Cadence Design Systems, Inc.  11,600                                   149
    o California Amplifier, Inc.  1,000                                        8
    o Captaris, Inc.  2,200                                                   12
    o CCC Information Services
      Group, Inc.  13,100                                                    211
    o Celera Genomics Group --
      Applera Corp.  5,600                                                    66
    o Celestica, Inc.  937                                                    16
    o Ceva, Inc.  433                                                          3
      Chase Corp.  100                                                         1
    o Checkpoint Systems, Inc.  4,600                                         74
    o ChipPAC, Inc., Class A  6,600                                           40
    o Chronimed, Inc.  600                                                     5
    o CIENA Corp.  17,294                                                     72
    o Cirrus Logic, Inc.  3,800                                               24
    o ClearOne Communications, Inc.  1,000                                     5
    o CMGI, Inc.  14,086                                                      24
    o Coherent, Inc.  1,800                                                   44
      Cohu, Inc.  1,100                                                       19
    o CommScope, Inc.  4,900                                                  86
    o Computer Network Technology
      Corp.  1,100                                                             7
    o Comtech Telecommunications  1,450                                       23
    o Conexant Systems, Inc.  25,046                                         109
    o Corvis Corp.  13,000                                                    20
    o Cox Radio, Inc., Class A  4,600                                         95
    o Credence Systems Corp.  1,700                                           19
    o Cree, Inc.  2,900                                                       54
      CTS Corp.  5,800                                                        76
      Cubic Corp.  1,200                                                      28
    o Cyberonics  3,700                                                       88
    o Cymer, Inc.  1,700                                                      54
    o Cypress Semiconductor Corp.  8,500                                     119
    o Daktronics, Inc.  5,600                                                119
    o DDi Corp.  8                                                            --
    o Diodes, Inc.  2,850                                                     62
    o Dionex Corp.  1,200                                                     61
    o DSP Group, Inc.  3,300                                                  82
    o Ducommun, Inc.  4,300                                                  101
    o Dupont Photomasks, Inc.  1,900                                          39
    o Dynamics Research Corp.  1,200                                          20
    o Electro Rent Corp.  5,100                                               52
    o Electro Scientific Industries, Inc.  1,300                              27
    o Electroglas, Inc.  900                                                   4
    o Electronics for Imaging  3,400                                          86


                                                         See financial notes. 95

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
    o Emcore Corp.  1,500                                                      4
    o EMS Technologies, Inc.  1,000                                           18
    o Emulex Corp.  5,900                                                     98
    o Energizer Holdings, Inc.  6,333                                        274
    o Energy Conversion Devices, Inc.  600                                     7
    o Entrada Networks, Inc.  75                                              --
    o ESS Technology, Inc.  3,100                                             33
    o Exar Corp.  4,300                                                       66
    o Excel Technology, Inc.  600                                             20
    o Fairchild Semiconductor International, Inc.,
      Class A  8,600                                                         167
    o FEI Co.  1,500                                                          30
    o First Virtual Communications, Inc.  240                                 --
    o Flir Systems, Inc.  2,400                                              113
    o FormFactor, Inc.  2,500                                                 44
      Frequency Electronics, Inc.  500                                         7
    o FSI International, Inc.  1,300                                           8
    o FuelCell Energy, Inc.  1,200                                            20
    o General Cable Corp.  2,200                                              17
    o Genus, Inc.  500                                                         2
    o Gerber Scientific, Inc.  1,900                                          11
    o Getty Images, Inc.  4,600                                              251
    o Glenayre Technologies, Inc.  2,300                                       5
    o GTC Biotherapeutics, Inc.  1,800                                         3
      Harman International Industries, Inc.  6,800                           516
    o Harmonic, Inc.  6,342                                                   42
      Harris Corp.  7,000                                                    315
    o Harvard Bioscience, Inc.  500                                            4
      Hearst-Argyle Television, Inc.  3,700                                   97
    o Herley Industries, Inc.  4,000                                          83
    o HI/FN, Inc.  800                                                         7
    o Hollywood Entertainment Corp.  4,300                                    58
    o Hutchinson Technology, Inc.  17,100                                    420
    o Illumina, Inc.  1,500                                                   11
    o Integrated Circuit Systems, Inc.  5,400                                128
    o Integrated Silicon Solutions, Inc.  3,400                               47
  (8) Intel Corp.  523,032                                                13,458
    o Intelli-Check, Inc.  500                                                 3
    o Interactive Data Corp.  20,700                                         346
    o Intermagnetics General Corp.  1,371                                     34
    o International Rectifier Corp.  4,100                                   163
      Intersil Corp., Class A  9,864                                         195
    o Itron, Inc.  1,500                                                      32
      ITT Industries, Inc.  6,200                                            492
    o Ixia  5,200                                                             46
    o IXYS Corp.  900                                                          8
    o Jabil Circuit, Inc.  15,400                                            406
    o JDS Uniphase Corp.  112,424                                            342
      Keithley Instruments, Inc.  3,200                                       67
    o Kemet Corp.  6,700                                                      83
    o KLA-Tencor Corp.  15,000                                               625
    o Kopin Corp.  2,500                                                      12
    o Kulicke & Soffa Industries, Inc.  4,400                                 44
    o Lam Research Corp.  9,100                                              201
    o Lattice Semiconductor Corp.  4,600                                      33
    o LeCroy Corp.  900                                                       17
    o Lightpath Technologies, Inc., Class A  75                               --
      Linear Technology Corp.  25,000                                        891
    o Littelfuse, Inc.  4,500                                                173
    o Logicvision, Inc.  1,000                                                 3
    o Loral Space & Communications  1,390                                      1
    o LSI Logic Corp.  29,964                                                223
    o Lucent Technologies, Inc.  301,923                                   1,017
    o Macromedia, Inc.  4,500                                                 93
    o Mattson Technology, Inc.  4,100                                         40
      Maxim Integrated Products, Inc.  27,453                              1,263
    o Maxwell Technologies, Inc.  1,000                                       15
    o Measurement Specialties, Inc.  700                                      13
    o MEMC Electronic Materials, Inc.  16,300                                130
    o Mercury Computer Systems, Inc.  3,600                                   81
    o Mestek, Inc.  700                                                       13
    o Metawave Communications Corp.  1,900                                    --
      Methode Electronics, Class A  3,600                                     41
    o Micron Technology, Inc.  49,500                                        674
    o Microsemi Corp.  7,000                                                  76
    o Microtune, Inc.  2,200                                                   7
    o MKS Instruments, Inc.  1,700                                            33
      Mocon, Inc.  600                                                         5
      Molex, Inc.  16,125                                                    480
    o Monolithic System Technology,
      Inc.  1,200                                                              9
      Motorola, Inc.  189,155                                              3,452
    o MRV Communications, Inc.  4,307                                         10


96      See financial notes.

SCHWAB TOTAL STOCK MARKET INDEX FUND

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      MTS Systems Corp.  4,500                                               106
    o Mykrolis Corp.  3,021                                                   44
    o Nanogen, Inc.  1,500                                                     9
    o Nanometrics, Inc.  300                                                   4
    o National Semiconductor Corp.  14,600                                   596
    o Netopia, Inc.  2,100                                                    13
    o Newport Corp.  4,200                                                    62
    o Novellus Systems, Inc.  11,171                                         323
    o Novoste Corp.  1,600                                                     5
    o Nvidia Corp.  7,000                                                    144
    o Omnivision Technologies, Inc.  2,800                                    62
    o Oplink Communications, Inc.  4,600                                       9
    o Optical Communication Products, Inc.  500                                1
    o OSI Systems, Inc.  3,700                                                84
    o P-Com Inc.  520                                                         --
      Park Electrochemical Corp.  3,600                                       85
    o Parkervision, Inc.  400                                                  2
    o Paxson Communications Corp.  1,900                                       6
    o Pemstar, Inc.  1,600                                                     5
    o Pericom Semiconductor Corp.  1,400                                      15
      PerkinElmer, Inc.  8,977                                               173
    o Photon Dynamics, Inc.  3,400                                           105
    o Pinnacle Systems, Inc.  1,800                                           14
    o Pixelworks, Inc.  1,600                                                 29
    o Planar Systems, Inc.  3,700                                             45
    o Plantronics, Inc.  4,000                                               152
    o Plexus Corp.  1,700                                                     24
    o PLX Technology, Inc.  1,300                                             17
    o Powell Industries, Inc.  1,000                                          16
    o Power Integrations, Inc.  1,400                                         34
    o Power-One, Inc.  6,000                                                  52
    o Powerwave Technologies, Inc.  3,200                                     22
    o Proxim Corp., Class A  5,412                                             8
    o QLogic Corp.  7,022                                                    190
      Qualcomm, Inc.  63,800                                               3,985
    o Quantum Corp.  5,500                                                    17
    o QuickLogic Corp.  900                                                    3
    o Radisys Corp.  3,700                                                    69
    o Rambus, Inc.  8,200                                                    153
      Raven Industries, Inc.  1,400                                           45
    o Rayovac Corp.  2,800                                                    75
    o Remec, Inc.  2,500                                                      16
    o Rex Stores Corp.  1,875                                                 27
    o RF Micro Devices, Inc.  13,700                                         101
      Richardson Electronics Ltd.  1,300                                      14
    o Rofin-Sinar Technologies, Inc.  1,900                                   44
    o Rudolph Technologies, Inc.  500                                          8
    o Sanmina-SCI Corp.  41,316                                              414
    o SBS Technologies, Inc.  1,700                                           25
    o ScanSoft, Inc.  1,204                                                    6
      Scientific-Atlanta, Inc.  11,900                                       385
    o SCM Microsystems, Inc.  1,200                                            8
    o Seagate Technology  6,000                                               75
    o Semitool, Inc.  4,300                                                   47
    o Semtech Corp.  3,200                                                    67
    o Silicon Image, Inc.  2,000                                              20
    o Silicon Laboratories, Inc.  5,000                                      236
    o Silicon Storage Technology, Inc.  7,000                                 93
    o Siliconix, Inc.  8,100                                                 314
    o Sipex Corp.  1,600                                                       9
    o Sirenza Microdevices, Inc.  1,300                                        5
    o Skyworks Solutions, Inc.  5,689                                         49
    o Solectron Corp.  64,320                                                315
    o Somera Communications, Inc.  1,900                                       3
    o Spectralink Corp.  1,000                                                13
    o Spherix, Inc.  500                                                       3
    o Standard Microsystems Corp.  3,600                                      86
    o Stratex Networks, Inc.  2,800                                            9
    o Superconductor Technologies, Inc.  1,600                                 2
   ~o Superior Telecom, Inc.  1,124                                           --
    o Supertex, Inc.  1,400                                                   21
      Symbol Technologies, Inc.  19,437                                      233
    o Symmetricom, Inc.  8,450                                                68
    o Synaptics, Inc.  3,500                                                  58
    o Taser International, Inc.  6,000                                       194
    o Technitrol, Inc.  4,000                                                 85
    o Tekelec  8,700                                                         145
      Tektronix, Inc.  8,300                                                 246
    o TelCove  4,638                                                          --
    o Tellabs, Inc.  32,800                                                  286
    o Teradyne, Inc.  15,559                                                 317
    o Terayon Communication Systems
      Corp.  2,800                                                             8


                                                         See financial notes. 97

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
    o Tessco Technologies, Inc.  900                                          13
    o Tessera Technologies, Inc.  3,000                                       53
      Texas Instruments, Inc.  140,897                                     3,537
    o Therma-Wave, Inc.  1,000                                                 3
    o Thermo Electron Corp.  26,550                                          775
    o Thomas & Betts Corp.  7,300                                            175
    o THQ, Inc.  1,950                                                        36
    o Three-Five Systems, Inc.  1,099                                          6
    o Tollgrade Communications, Inc.  3,600                                   44
    o Transmeta Corp.  4,500                                                  13
    o Transwitch Corp.  3,100                                                  5
    o Tripath Technology, Inc.  1,800                                          5
    o Triquint Semiconductor, Inc.  5,310                                     29
    o Troy Group, Inc.  2,000                                                  6
    o TTM Technologies, Inc.  4,400                                           49
    o Tweeter Home Entertainment
      Group, Inc.  1,100                                                       8
      United Industrial Corp.  1,200                                          25
      Unitil Corp.  600                                                       16
    o Valence Technology, Inc.  1,400                                          6
    o Varian Semiconductor Equipment
      Associates, Inc.  1,500                                                 49
    o Varian, Inc.  5,800                                                    238
    o Viasat, Inc.  3,500                                                     77
    o Vicor Corp.  4,200                                                      58
    o Virage Logic Corp.  1,400                                               11
    o Vishay Intertechnology, Inc.  11,781                                   205
    o Vitesse Semiconductor Corp.  6,986                                      30
    o Waters Corp.  8,700                                                    375
    o Western Digital Corp.  15,700                                          127
    o Western Wireless Corp., Class A  5,200                                 108
    o Wilson Greatbatch Technologies,
      Inc.  1,100                                                             38
    o WJ Communications, Inc.  2,300                                           7
    o Xicor, Inc.  1,000                                                      15
    o Xilinx, Inc.  27,600                                                   928
    o YDI Wireless, Inc.  100                                                 --
    o Zebra Technologies Corp.,
      Class A  4,250                                                         311
    o Zoran Corp.  1,761                                                      29
                                                                         -------
                                                                          60,159
      ENERGY: RAW MATERIALS 1.8%
      --------------------------------------------------------------------------
      Alliance Resource Partners L.P.  1,700                                  66
      Anadarko Petroleum Corp.  19,530                                     1,046
      Apache Corp.  28,372                                                 1,188
      APCO Argentina, Inc.  200                                                7
      Arch Coal, Inc.  3,500                                                 107
    o Atwood Oceanics, Inc.  1,200                                            44
      Baker Hughes, Inc.  28,300                                           1,038
      Berry Petroleum Co., Class A  2,000                                     54
    o BJ Services Co.  11,800                                                525
      Buckeye Partners L.P.  3,400                                           134
      Burlington Resources, Inc.  17,000                                   1,144
      Cabot Oil & Gas Corp.  14,400                                          514
      CARBO Ceramics, Inc.  3,000                                            194
    o Cimarex Energy Co.  3,122                                               86
    o Cooper Cameron Corp.  3,300                                            160
    o CREDO Petroleum Corp.  1,800                                            27
    o Denbury Resources, Inc.  4,900                                          89
      Devon Energy Corp.  18,680                                           1,143
      ENSCO International, Inc.  11,200                                      307
      Enterprise Products Partners L.P.  17,000                              356
      EOG Resources, Inc.  11,400                                            561
    o Evergreen Resources, Inc.  1,600                                        64
    o FMC Technologies, Inc.  4,591                                          125
    o Forest Oil Corp.  4,450                                                117
   ~o Friede Goldman Halter, Inc.  1,855                                      --
    o Grant Prideco, Inc.  3,600                                              55
    o Grey Wolf, Inc.  5,800                                                  23
      Halliburton Co.  36,700                                              1,094
    o Hanover Compressor Co.  5,600                                           69
    o Headwaters, Inc.  2,500                                                 57
      Helmerich & Payne, Inc.  4,800                                         130
    o Hydril Co.  2,500                                                       64
      Inergy L.P.  2,000                                                      46
      Joy Global, Inc.  8,600                                                226
    o Key Energy Services, Inc.  10,300                                      110
    o Kirby Corp.  3,800                                                     131
      Lufkin Industries, Inc.  500                                            16
      Massey Energy Co.  6,000                                               140
      Natural Resource Partners L.P.  2,000                                   74
      NL Industries, Inc.  5,300                                              69

98 See financial notes.

SCHWAB TOTAL STOCK MARKET INDEX FUND

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
    o Noble Corp.  10,100                                                    375
      Noble Energy, Inc.  3,500                                              161
      Occidental Petroleum Corp.  30,600                                   1,444
    o Offshore Logistics, Inc.  3,600                                         79
    o Oil States International, Inc.  3,600                                   49
    o Parker Drilling Co.  2,800                                               9
      Peabody Energy Corp.  3,800                                            178
      Penn Virginia Resource
      Partners L.P.  2,500                                                    84
      Plains All American Pipeline L.P.  4,600                               150
    o Plains Resources, Inc.  4,000                                           72
    o Range Resources Corp.  5,400                                            68
    o Reliant Energy, Inc.  22,625                                           188
    o Rowan Cos., Inc.  3,400                                                 76
      Schlumberger Ltd.  47,500                                            2,780
    o Seacor Holdings, Inc.  1,250                                            52
    o Smith International, Inc.  7,400                                       405
    o Swift Energy Co.  2,500                                                 54
    o TC Pipelines L.P.  2,400                                                78
      Tidewater, Inc.  2,700                                                  76
    o Tom Brown, Inc.  3,200                                                 153
    o Unit Corp.  2,400                                                       68
      USEC, Inc.  3,000                                                       21
      Valero Energy Corp.  11,149                                            711
    o W-H Energy Services, Inc.  900                                          17
    o Weatherford International Ltd.  10,600                                 461
      Western Gas Resources, Inc.  2,000                                     109
    o Westmoreland Coal Co.  3,500                                            68
      World Fuel Services Corp.  3,000                                       127
    o Xanser Corp.  1,400                                                      3
                                                                         -------
                                                                          19,516
      FOOD & AGRICULTURE 3.6%
      --------------------------------------------------------------------------
    o 7-Eleven, Inc.  5,000                                                   80
    o American Italian Pasta Co., Class A  1,000                              31
      The Andersons, Inc.  1,500                                              28
      Archer-Daniels-Midland Co.  51,458                                     904
   ~o Aurora Foods, Inc.  2,500                                               --
      Bridgford Foods Corp.  300                                               2
      Bunge Ltd.  6,800                                                      252
    o Cadiz, Inc.  84                                                          1
      Campbell Soup Co.  35,400                                              978
    o Chiquita Brands International,
      Inc.  10,000                                                           180
      Coca-Cola Bottling Co. Consolidated  400                                21
      The Coca-Cola Co.  197,200                                           9,972
      Coca-Cola Enterprises, Inc.  37,200                                  1,004
      ConAgra Foods, Inc.  43,293                                          1,251
      Consolidated-Tomoka Land Co.  900                                       34
      Corn Products International, Inc.  7,800                               331
    o Dean Foods Co.  8,613                                                  289
    o Del Monte Foods Co.  8,931                                              99
      Delta & Pine Land Co.  2,000                                            49
    o Eden Bioscience Corp.  1,000                                             1
    o Embrex, Inc.  1,300                                                     16
      Fleming Cos., Inc.  3,400                                               --
      Flowers Foods, Inc.  19,515                                            478
      Fresh Brands, Inc.  1,800                                               16
      Fresh Del Monte Produce, Inc.  4,200                                    98
      General Mills, Inc.  31,300                                          1,526
    o Green Mountain Coffee Roasters,
      Inc.  900                                                               19
    o Griffen Land & Nurseries, Inc.  300                                      8
      H.J. Heinz Co.  27,900                                               1,066
    o Hain Celestial Group, Inc.  1,406                                       28
      Hershey Foods Corp.  10,700                                            951
      Hormel Foods Corp.  6,500                                              198
      Ingles Markets, Inc., Class A  300                                       3
      Interstate Bakeries  3,200                                              36
    o J & J Snack Foods Corp.  3,200                                         122
      The J.M. Smuckers Co.  2,438                                           128
    o John B. Sanfilippo & Son  5,000                                        157
      Kellogg Co.  34,400                                                  1,476
      Kraft Foods, Inc., Class A  17,500                                     576
      Lance, Inc.  1,900                                                      29
    o Lesco, Inc.  500                                                         7
      Lindsay Manufacturing Co.  800                                          19
      Marsh Supermarkets, Inc.,
      Class B  1,000                                                          13
    o Maui Land & Pineapple Co., Inc.  800                                    26
      McCormick & Co., Inc.  8,300                                           284
      MGP Ingredients, Inc.  1,700                                            46
    o Monterey Pasta Co.  700                                                  3
      Nash Finch Co.  1,700                                                   35
    o Neogen Corp.  625                                                       11

                                                         See financial notes. 99

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
    o The Pantry, Inc.  400                                                    8
    o Peet's Coffee & Tea, Inc.  1,800                                        39
      The Pepsi Bottling Group, Inc.  20,700                                 606
      PepsiAmericas, Inc.  13,200                                            264
      PepsiCo, Inc.  138,300                                               7,536
    o Performance Food Group Co.  1,900                                       67
      Pilgrim's Pride Corp., Class B  1,400                                   32
    o Ralcorp Holdings, Inc.  6,700                                          233
      Rocky Mountain Chocolate
      Factory, Inc.  1,500                                                    15
      Sanderson Farms, Inc.  5,250                                           195
      Sara Lee Corp.  64,378                                               1,486
    o The Scotts Co., Class A  2,800                                         185
      Seaboard Corp.  200                                                     65
      Sensient Technologies Corp.  2,300                                      47
    o Smart & Final, Inc.  2,700                                              31
    o Smithfield Foods, Inc.  6,300                                          168
    o Spartan Stores, Inc.  500                                                2
      Standard Commercial Corp.  1,100                                        20
      Supervalu, Inc.  18,087                                                557
      Sysco Corp.  52,036                                                  1,990
      Tasty Baking Co.  500                                                    5
    o Tejon Ranch Co.  674                                                    23
      Tootsie Roll Industries, Inc.  2,255                                    79
      Tyson Foods, Inc., Class A  27,840                                     522
    o United Natural Foods, Inc.  2,600                                       65
    o VistaCare, Inc., Class A  1,000                                         25
    o Wild Oats Markets, Inc.  3,800                                          52
      Wm. Wrigley Jr. Co.  16,600                                          1,024
    o Zapata Corp.  1,000                                                     59
                                                                         -------
                                                                          38,282
      GOLD 0.2%
      --------------------------------------------------------------------------
      Barrick Gold Corp.  5,565                                              107
    o Glamis Gold Ltd.  11,100                                               160
   ~o Golden Cycle Gold Corp.  600                                             8
    o Meridian Gold, Inc.  6,600                                              66
      Newmont Mining Corp.  34,651                                         1,296
      Royal Gold, Inc.  3,100                                                 38
                                                                         -------
                                                                           1,675
      HEALTHCARE / DRUGS & MEDICINE 13.0%
      --------------------------------------------------------------------------
    o 1-800 Contacts, Inc.  500                                                9
    o aaiPharma, Inc.  4,300                                                  27
      Abbott Laboratories  125,705                                         5,534
    o Abgenix, Inc.  7,100                                                   116
    o Abiomed, Inc.  800                                                       9
    o Accredo Health, Inc.  2,841                                            110
    o Aclara BioSciences, Inc.  2,400                                         10
    o Advanced Medical Optics, Inc.  2,400                                    76
    o Advanced Neuromodulation
      Systems, Inc.  1,050                                                    29
    o AeroGen, Inc.  640                                                       2
    o Alaris Medical Systems, Inc.  5,000                                     97
    o Albany Molecular Research, Inc.  1,600                                  26
    o Align Technology, Inc.  8,700                                          151
    o Alkermes, Inc.  3,100                                                   48
      Allergan, Inc.  9,400                                                  828
    o Alliance Imaging, Inc.  1,800                                            7
    o Alliance Pharmaceutical Corp.  220                                      --
    o Allscripts Healthcare Solutions, Inc.  1,900                            18
      Alpharma, Inc., Class A  3,700                                          80
    o Amedisys, Inc.  2,500                                                   75
    o America Service Group, Inc.  3,300                                     121
    o American Healthways, Inc.  3,100                                        75
    o American Medical Systems
      Holdings, Inc.  3,900                                                  101
    o AMERIGROUP Corp.  900                                                   37
      AmerisourceBergen Corp.  7,824                                         453
    o Amgen, Inc.  104,868                                                 5,901
    o Amsurg Corp.  4,800                                                    116
    o Amylin Pharmaceuticals, Inc.  2,300                                     52
    o Andrx Corp.  6,400                                                     146
    o Anthem, Inc.  14,417                                                 1,277
    o Antigenics, Inc.  1,400                                                 13
    o Aphton Corp.  800                                                        4
    o Apogent Technologies, Inc.  7,100                                      230
      Applied Biosystems Group --
      Applera Corp.  16,500                                                  306
    o Apria Healthcare Group, Inc.  10,500                                   303
    o Arqule, Inc.  8,800                                                     58
      Arrow International, Inc.  6,400                                       191

100 See financial notes.

SCHWAB TOTAL STOCK MARKET INDEX FUND

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
    o Arthrocare Corp.  1,400                                                 33
    o Aspect Medical Systems, Inc.  3,700                                     62
    o Atrix Labs, Inc.  1,400                                                 42
    o AVANIR Pharmaceuticals, Class A  1,900                                   3
    o Avant Immunotherapeutics, Inc.  3,000                                    8
    o Avigen, Inc.  900                                                        4
    o Barr Laboratories, Inc.  8,781                                         364
      Bausch & Lomb, Inc.  3,400                                             214
      Baxter International, Inc.  50,118                                   1,586
      Beckman Coulter, Inc.  5,100                                           285
      Becton Dickinson & Co.  20,300                                       1,026
    o Beverly Enterprises, Inc.  8,800                                        52
    o BioCryst Pharmaceuticals, Inc.  1,400                                   12
    o Biogen Idec, Inc.  27,125                                            1,600
    o BioMarin Pharmaceuticals, Inc.  1,800                                   12
      Biomet, Inc.  20,125                                                   795
    o Biopure Corp.  1,200                                                     2
    o Biosite, Inc.  1,400                                                    55
    o Biosource International, Inc.  1,500                                    12
    o Bone Care International, Inc.  1,400                                    35
    o Boston Scientific Corp.  67,800                                      2,793
    o Bradley Pharmaceuticals, Inc.  1,700                                    45
      Bristol-Myers Squibb Co.  156,550                                    3,929
      C.R. Bard, Inc.  4,000                                                 425
    o Caliper Life Sciences, Inc.  700                                         5
      Cambrex Corp.  3,400                                                    84
      Cardinal Health, Inc.  36,160                                        2,649
    o Caremark Rx, Inc.  37,090                                            1,255
    o Cell Therapeutics, Inc.  1,400                                          12
    o Centene Corp.  500                                                      17
    o Cephalon, Inc.  3,500                                                  199
    o Cerus Corp.  500                                                         2
    o Charles River Laboratories
      International, Inc.  4,400                                             202
    o Chattem, Inc.  1,200                                                    32
    o Chiron Corp.  15,100                                                   701
    o Cholestech Corp.  1,700                                                 17
    o ChromaVision Medical Systems, Inc.  1,100                                1
    o Ciphergen Biosystems, Inc.  1,700                                       12
      CNS, Inc.  5,000                                                        53
    o Collagenex Pharmaceuticals, Inc.  3,000                                 31
    o Community Health Systems, Inc.  7,100                                  183
    o Conmed Corp.  1,700                                                     42
      Cooper Cos., Inc.  2,200                                               119
    o Corixa Corp.  1,802                                                     11
    o Corvel Corp.  1,900                                                     59
    o Covance, Inc.  5,800                                                   196
    o Coventry Health Care, Inc.  14,400                                     602
    o CryoLife, Inc.  750                                                      4
    o CTI Molecular Imaging, Inc.  2,000                                      30
    o Cubist Pharmaceuticals, Inc.  1,900                                     19
    o Curis, Inc.  3,140                                                      14
    o CV Therapeutics, Inc.  1,100                                            16
    o Cygnus, Inc.  600                                                       --
    o Cytogen Corp.  230                                                       3
    o Cytyc Corp.  7,800                                                     167
      D&K Healthcare Resources, Inc.  3,200                                   44
    o Dade Behring Holdings, Inc.  2,600                                     120
      Datascope Corp.  2,500                                                  83
    o DaVita, Inc.  16,500                                                   843
    o Deltagen, Inc.  2,200                                                   --
    o Dendreon Corp.  1,400                                                   18
      Dentsply International, Inc.  6,550                                    317
      Diagnostic Products Corp.  1,700                                        73
    o Digene Corp.  1,400                                                     50
    o DJ Orthopedics, Inc.  3,000                                             69
    o Durect Corp.  2,000                                                      8
    o Dynacq Healthcare, Inc.  3,616                                          20
    o Edwards Lifesciences Corp.  3,900                                      134
      Eli Lilly & Co.  90,400                                              6,672
    o Emisphere Technologies, Inc.  800                                        4
    o Endo Pharmaceutical Holdings,
      Inc.  10,500                                                           251
    o Enpath Medical, Inc.  3,000                                             34
    o Entremed, Inc.  1,200                                                    4
    o Enzo Biochem, Inc.  1,697                                               25
    o Enzon Pharmaceuticals, Inc.  4,400                                      64
    o Eon Labs, Inc.  2,400                                                  158
    o Express Scripts, Inc.  6,300                                           487
    o Eyetech Pharmaceuticals, Inc.  2,500                                    89
    o First Health Group Corp.  8,700                                        145
    o First Horizon Pharmaceutical Corp.  3,400                               53


                                                        See financial notes. 101

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
    o Forest Laboratories, Inc.  27,500                                    1,773
    o Gen-Probe, Inc.  3,400                                                 113
    o Gene Logic, Inc.  1,300                                                  5
    o Genelabs Technologies, Inc.  800                                         2
    o Genentech, Inc.  18,200                                              2,235
    o Genesis HealthCare Corp.  6,250                                        146
    o Genta, Inc.  2,900                                                      25
    o Genzyme Corp.  15,232                                                  664
    o Geron Corp.  1,000                                                       8
    o Gilead Sciences, Inc.  14,060                                          855
      Guidant Corp.  25,816                                                1,627
    o Guilford Pharmaceuticals, Inc.  1,200                                    8
    o Haemonetics Corp.  3,700                                               104
      HCA, Inc.  39,100                                                    1,589
      Health Management Associates, Inc.,
      Class A  15,900                                                        368
    o Health Net, Inc.  16,600                                               422
      Healthcare Services Group  3,750                                        59
    o HealthExtras, Inc.  1,900                                               24
    o HealthTronics Surgical Services, Inc.  3,500                            25
    o Henry Schein, Inc.  2,300                                              162
    o Hologic, Inc.  2,600                                                    52
    o Human Genome Sciences, Inc.  5,100                                      62
    o Humana, Inc.  18,900                                                   308
    o ICU Medical, Inc.  550                                                  18
    o IDEXX Laboratories, Inc.  2,500                                        153
    o Ii-Vi, Inc.  1,900                                                      47
    o ImClone Systems, Inc.  4,435                                           297
    o Immucor, Inc.  1,125                                                    28
    o Immunogen, Inc.  1,500                                                  13
    o Immunomedics, Inc.  2,400                                               12
    o IMPAC Medical Systems, Inc.  3,000                                      73
    o Impax Laboratories, Inc.  1,600                                         33
    o Inamed Corp.  13,950                                                   821
    o Incyte Corp.  2,600                                                     21
    o Indevus Pharmaceuticals, Inc.  1,800                                    13
    o Inspire Pharmaceuticals, Inc.  1,300                                    21
    o Integra LifeSciences Holdings Corp.  1,100                              35
    o InterMune, Inc.  1,100                                                  16
    o Intuitive Surgical, Inc.  1,050                                         17
      Invacare Corp.  2,000                                                   80
    o Inveresk Research Group, Inc.  4,200                                   119
    o Isis Pharmaceuticals, Inc.  1,900                                       14
    o IVAX Corp.  14,750                                                     314
 (10) Johnson & Johnson  241,370                                          13,041
    o Kendle International, Inc.  2,700                                       22
    o Kindred Healthcare, Inc.  2,312                                        113
    o Kinetic Concepts, Inc.  2,500                                          121
    o King Pharmaceuticals, Inc.  18,516                                     319
    o Kosan Biosciences, Inc.  2,500                                          35
    o KV Pharmaceutical Co., Class A  2,700                                   65
    o Kyphon, Inc.  3,000                                                     75
    o Laboratory Corp. of America
      Holdings  12,800                                                       509
      Landauer, Inc.  1,100                                                   43
    o Large Scale Biology Corp.  2,400                                         5
    o Lexicon Genetics, Inc.  6,900                                           49
    o LifePoint Hospitals, Inc.  2,300                                        82
    o Ligand Pharmaceuticals, Inc.,
      Class B  2,300                                                          49
    o Lincare Holdings, Inc.  7,100                                          247
    o Magellan Health Services, Inc.  3,007                                   97
      Manor Care, Inc.  8,000                                                260
    o Maxim Pharmaceuticals, Inc.  2,400                                      19
      McKesson Corp.  22,900                                                 752
    o Med-Design Corp.  1,200                                                  3
    o Medarex, Inc.  3,000                                                    29
    o Medcath Corp.  1,500                                                    23
    o Medco Health Solutions, Inc.  21,138                                   748
    o Medical Action Industries, Inc.  2,500                                  48
    o Medicines Co.  1,700                                                    56
      Medicis Pharmaceutical Corp.,
      Class A  3,400                                                         146
    o Medimmune, Inc.  17,375                                                421
    o Medis Technologies Ltd.  1,110                                          14
    o MedQuist, Inc.  3,217                                                   44
      Medtronic, Inc.  98,474                                              4,969
      Mentor Corp.  3,000                                                     95
      Merck & Co., Inc.  180,052                                           8,462
      Meridian Bioscience, Inc.  5,000                                        55
    o Merit Medical Systems, Inc.  2,222                                      35
    o MGI Pharma, Inc.  1,900                                                117
    o Millennium Pharmaceuticals, Inc.  11,956                               179


102 See financial notes.

SCHWAB TOTAL STOCK MARKET INDEX FUND

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
    o MIM Corp.  1,500                                                        11
      Mine Safety Appliances Co.  2,700                                       73
    o Molecular Devices Corp.  8,100                                         159
    o Molina Healthcare, Inc.  2,500                                          89
      Mylan Laboratories, Inc.  45,000                                     1,031
    o Myogen, Inc.  2,500                                                     29
    o Myriad Genetics, Inc.  1,400                                            24
    o Nabi Biopharmaceuticals  2,800                                          46
    o National Healthcare Corp.  600                                          18
      Nature's Sunshine Products, Inc.  4,000                                 58
    o NBTY, Inc.  16,000                                                     595
    o Nektar Therapeutics  2,200                                              45
    o Neose Technologies, Inc.  500                                            5
    o Neurocrine Biosciences, Inc.  1,400                                     92
    o Neurogen Corp.  800                                                      8
    o Northfield Laboratories, Inc.  1,100                                    17
    o Noven Pharmaceuticals, Inc.  5,500                                     108
    o NPS Pharmaceuticals, Inc.  1,000                                        25
    o Nutraceutical International Corp.  5,000                               116
    o Nuvelo, Inc.  300                                                        3
      Oakley, Inc.  6,700                                                     93
    o Ocular Sciences, Inc.  1,500                                            42
    o Odyssey HealthCare, Inc.  2,250                                         38
      Omnicare, Inc.  7,500                                                  311
    o Onyx Pharmaceuticals, Inc.  1,800                                       89
    o OraSure Technologies, Inc.  1,500                                       13
    o Orchid BioSciences, Inc.  280                                            2
    o Orthodontic Centers of America, Inc.  2,112                             15
    o Oscient Pharmaceuticals Corp.  2,100                                    12
    o OSI Pharmaceuticals, Inc.  1,690                                       125
      Owens & Minor, Inc.  2,000                                              49
      Oxford Health Plans, Inc.  21,700                                    1,181
    o Pacificare Health Systems, Inc.  18,800                                672
    o Pain Therapeutics, Inc.  2,600                                          19
    o Parexel International Corp.  2,400                                      47
    o Patterson Dental Co.  5,300                                            391
    o Pediatrix Medical Group, Inc.  3,000                                   215
      Perrigo Co.  7,300                                                     157
  (4) Pfizer, Inc.  617,552                                               22,084
    o Pharmaceutical Product
      Development, Inc.  5,000                                               148
    o Pharmaceutical Resources, Inc.  1,900                                   77
    o Pharmacopeia, Inc.  1,300                                               23
    o Pharmacyclics, Inc.  1,100                                              13
    o Pharmion Corp.  2,500                                                   54
      PolyMedica Corp.  4,400                                                122
    o Pozen, Inc.  1,300                                                      15
    o Praecis Pharmaceuticals, Inc.  1,600                                     9
    o Priority Healthcare Corp., Class B  2,000                               40
    o Protein Design Labs, Inc.  4,100                                       100
    o Province Healthcare Co.  4,825                                          77
    o PSS World Medical, Inc.  5,800                                          65
    o QMed, Inc.  500                                                          5
    o Quest Diagnostics  7,410                                               625
    o Regeneration Technologies, Inc.  1,700                                  16
    o Regeneron Pharmaceuticals, Inc.  1,900                                  24
    o RehabCare Group, Inc.  4,000                                            82
    o Renal Care Group, Inc.  4,700                                          233
    o Res-Care, Inc.  4,500                                                   61
    o Resmed, Inc.  2,000                                                     99
    o Respironics, Inc.  1,900                                               100
    o Sangamo Biosciences, Inc.  1,200                                         8
    o Savient Pharmaceuticals, Inc.  2,300                                     9
      Schering-Plough Corp.  80,950                                        1,354
      Select Medical Corp.  7,500                                            142
    o Sepracor, Inc.  6,600                                                  316
    o Serologicals Corp.  1,200                                               22
    o Sierra Health Services, Inc.  11,700                                   435
    o Sola International, Inc.  2,700                                         55
    o SonoSite, Inc.  1,600                                                   34
    o Specialty Laboratories  700                                              7
    o St. Jude Medical, Inc.  14,800                                       1,129
    o Steris Corp.  6,100                                                    135
      Stryker Corp.  16,800                                                1,662
    o Sunrise Senior Living, Inc.  4,900                                     155
   ~o Sunrise Technologies
      International, Inc.  1,700                                              --
    o SuperGen, Inc.  900                                                      7
    o Sybron Dental Specialties, Inc.  4,633                                 136
    o Symbion, Inc.  2,500                                                    41
    o Tanox, Inc.  4,900                                                      84
    o Techne Corp.  3,800                                                    148
    o Tenet Healthcare Corp.  36,650                                         431
    o Theragenics Corp.  2,500                                                13


                                                        See financial notes. 103

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)

    o Third Wave Technologies, Inc.  1,800                                     9
    o Thoratec Corp.  2,636                                                   36
    o Titan Pharmaceuticals, Inc.  800                                         3
    o TL Administration Corp.  900                                            --
    o Transgenomic, Inc.  1,200                                                2
    o Transkaryotic Therapies, Inc.  3,400                                    49
    o Triad Hospitals, Inc.  6,044                                           206
    o Trimeris, Inc.  500                                                      7
    o TriPath Imaging, Inc.  2,600                                            22
    o Tripos, Inc.  6,000                                                     35
    o United Surgical Partners
      International, Inc.  1,400                                              51
      UnitedHealth Group, Inc.  52,506                                     3,228
      Universal Health Services, Class B  4,000                              176
    o Urologix, Inc.  1,800                                                   22
    o US Oncology, Inc.  7,700                                               115
    o US Physical Therapy, Inc.  3,500                                        50
    o USANA Health Sciences, Inc.  1,000                                      27
    o Utah Medical Products, Inc.  2,500                                      64
      Valeant Pharmaceuticals
      International  5,400                                                   125
    o Varian Medical Systems, Inc.  4,700                                    403
    o Vaxgen, Inc.  3,100                                                     47
    o VCA Antech, Inc.  2,700                                                110
    o Ventana Medical Systems, Inc.  1,200                                    59
    o Vertex Pharmaceuticals, Inc.  3,144                                     27
    o Viasys Healthcare, Inc.  3,982                                          77
    o Vical, Inc.  1,600                                                       8
    o Viropharma, Inc.  1,000                                                  2
    o Visx, Inc.  3,100                                                       68
      Vital Signs, Inc.  1,900                                                61
    o Watson Pharmaceuticals, Inc.  7,732                                    275
    o WellPoint Health Networks, Inc.  12,680                              1,416
      West Pharmaceutical Services, Inc.  3,300                              128
    o Wright Medical Group, Inc.  1,700                                       58
      Wyeth  106,900                                                       4,070
    o XOMA Ltd.  2,400                                                        10
    o Young Innovations, Inc.  2,000                                          70
    o Zimmer Holdings, Inc.  20,300                                        1,621
    o Zymogenetics, Inc.  2,000                                               32
                                                                         -------
                                                                         139,847
      HOUSEHOLD PRODUCTS 1.9%
      --------------------------------------------------------------------------
      Alberto-Culver Co., Class B  4,950                                     233
      Avon Products, Inc.  19,500                                          1,638
      Church & Dwight Co., Inc.  3,300                                       148
      Clorox Co.  27,000                                                   1,398
      Colgate-Palmolive Co.  42,500                                        2,460
      The Estee Lauder Cos., Inc.,
      Class A  10,300                                                        471
      The Gillette Co.  81,400                                             3,331
      Inter Parfums, Inc.  675                                                15
      International Flavors &
      Fragrances, Inc.  4,400                                                160
      Nu Skin Enterprises, Inc., Class A  6,500                              154
    = Procter & Gamble Co.  104,200                                       11,019
                                                                         -------
                                                                          21,027
      INSURANCE 4.7%
      --------------------------------------------------------------------------
      21st Century Holding Co.  1,000                                         20
      21st Century Insurance Group  7,200                                     97
      Aetna, Inc.  14,800                                                  1,225
      AFLAC, Inc.  40,100                                                  1,693
      Alfa Corp.  4,800                                                       65
    o Alleghany Corp.  216                                                    57
    o Allmerica Financial Corp.  4,900                                       170
      The Allstate Corp.  56,374                                           2,588
      AMBAC Financial Group, Inc.  10,250                                    707
      American Financial Group, Inc.  5,500                                  169
  (7) American International
      Group, Inc.  212,222                                                15,206
    o American Medical Security
      Group, Inc.  5,600                                                     143
      American National Insurance Co.  1,300                                 122
    o AmerUs Group Co.  1,900                                                 73
      AON Corp.  25,500                                                      665
    o Arch Capital Group Ltd.  1,400                                          56
    o Argonaut Group, Inc.  2,400                                             44
      Arthur J. Gallagher & Co.  6,800                                       219
      Baldwin & Lyons, Inc., Class B  750                                     21
      Brown & Brown, Inc.  5,500                                             215
      Chubb Corp.  16,547                                                  1,142
      CIGNA Corp.  10,300                                                    664
      Cincinnati Financial Corp.  12,810                                     525
    o Clark, Inc.  1,700                                                      31


104 See financial notes.

SCHWAB TOTAL STOCK MARKET INDEX FUND

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
    o CNA Financial Corp.  18,200                                            499
    o CNA Surety Corp.  2,200                                                 24
      Commerce Group, Inc.  1,600                                             74
      Crawford & Co., Class B  1,600                                           8
      Delphi Financial Group, Inc., Class A  4,515                           181
      EMC Insurance Group, Inc.  1,200                                        30
      Erie Indemnity Co., Class A  5,500                                     254
      FBL Financial Group, Inc., Class A  2,090                               56
      Fidelity National Financial, Inc.  16,017                              586
      First American Corp.  7,800                                            212
      First United Corp.  2,200                                               50
    o FPIC Insurance Group, Inc.  400                                          9
      Fremont General Corp.  2,000                                            43
    o Great American Financial
      Resources, Inc.  2,800                                                  45
      Harleysville Group, Inc.  1,800                                         34
      Hartford Financial Services
      Group, Inc.  24,400                                                  1,490
      HCC Insurance Holdings, Inc.  2,100                                     67
      Hilb, Rogal & Hamilton Co.  2,000                                       72
      Hooper Holmes, Inc.   4,600                                             25
      Horace Mann Educators Corp.  1,800                                      28
      Independence Holding Co.  1,500                                         54
    o Infinity Property & Casualty Corp.  2,500                               78
      Jefferson-Pilot Corp.  10,100                                          501
      Liberty Corp.  1,000                                                    45
      Lincoln National Corp.  15,100                                         678
      Loews Corp.  15,000                                                    870
      Manulife Financial Corp.  26,551                                       976
    o Markel Corp.  300                                                       88
      Marsh & McLennan Cos., Inc.  43,000                                  1,939
      MBIA, Inc.  13,750                                                     810
      Mercury General Corp.  5,400                                           275
      Metlife, Inc.  62,000                                                2,139
      MGIC Investment Corp.  9,300                                           685
    o MIIX Group, Inc.  2,400                                                 --
    o Mony Group, Inc.  1,500                                                 46
    o National Medical Health Card
      Systems, Inc.  800                                                      22
      Nationwide Financial Services, Inc.,
      Class A  1,300                                                          45
    o Navigators Group, Inc.  1,500                                           39
      NYMAGIC, Inc.  2,100                                                    54
      Odyssey Re Holdings Corp.  2,900                                        69
    o Ohio Casualty Corp.  3,000                                              59
      Old Republic International Corp.  16,350                               380
    o Penn Treaty American Corp.  600                                          1
      Penn-America Group, Inc.  1,400                                         17
    o Philadelphia Consolidated
      Holding Co.  1,000                                                      58
      The Phoenix Cos., Inc.  4,500                                           57
      PMA Capital Corp., Class A  700                                          5
      The PMI Group, Inc.  8,100                                             349
      Presidential Life Corp.  1,000                                          16
    o Principal Financial Group, Inc.  25,400                                897
    o ProAssurance Corp.  1,670                                               57
      The Progressive Corp.  23,300                                        2,039
      Protective Life Corp.  5,500                                           198
      Prudential Financial, Inc.  45,500                                   1,999
      Radian Group, Inc.  9,202                                              428
      Reinsurance Group of America, Inc.  5,100                              198
      RLI Corp.  2,800                                                        97
      Safeco Corp.  10,000                                                   438
      Safety Insurance Group, Inc.  1,000                                     22
      SCPIE Holdings, Inc.  700                                                6
      Selective Insurance Group, Inc.  1,200                                  43
    o SNTL Corp. -- Litigation Trust
      Certificates  1,300                                                     --
      St. Paul Cos., Inc.  46,050                                          1,873
      Stancorp Financial Group, Inc.  2,500                                  155
      State Auto Financial Corp.  1,300                                       36
      Sterling Financial Corp.  1,250                                         32
    o Stewart Information Services Corp.  3,700                              131
      Torchmark Corp.  10,600                                                552
      Transatlantic Holdings, Inc.  5,150                                    461
    o Triad Guaranty, Inc.  1,700                                             93
    o UICI  2,500                                                             43
      United Fire & Casualty Co.  500                                         22
      Unitrin, Inc.  5,600                                                   222
      UnumProvident Corp.  23,914                                            372
    o USI Holdings Corp.  4,500                                               68
      W.R. Berkley Corp.  10,200                                             413
    o WellChoice, Inc.  2,500                                                106
      Zenith National Insurance Corp.  1,100                                  47
                                                                         -------
                                                                          51,107

                                                        See financial notes. 105

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      MEDIA 4.0%
    ----------------------------------------------------------------------------
    o Acme Communications, Inc.  1,900                                        13
    o Adolor Corp.  1,700                                                     27
    o Advanced Marketing Services, Inc.  3,400                                34
    o AMC Entertainment, Inc.  5,400                                          86
    o America's Car Mart, Inc.  2,500                                         65
    o American Tower Corp., Class A  17,000                                  212
      Banta Corp.  2,700                                                     120
      Belo Corp., Class A  9,400                                             268
      Blockbuster, Inc., Class A  6,900                                      114
    o Cablevision Systems Corp., NY Group,
      Class A  18,800                                                        410
      Cadmus Communications Corp.  3,900                                      55
    o Carmike Cinemas, Inc.  2,500                                            94
    o Charter Communications, Inc.,
      Class A  20,300                                                         81
    o Citadel Broadcasting Corp.  2,500                                       43
      Clear Channel Communications,
      Inc.  49,721                                                         2,063
    o CNET Networks, Inc.  9,983                                              85
    o Comcast Corp., Class A  68,336                                       2,057
    o Comcast Corp., Special Class A  42,800                               1,241
    o Consolidated Graphics, Inc.  3,900                                     146
    o Cox Communications, Inc., Class A  47,135                            1,541
    o Crown Media Holdings, Inc.,
      Class A  6,000                                                          53
    o Cumulus Media, Inc., Class A  5,100                                    107
    o DAG Media, Inc.  2,500                                                  11
    o Daily Journal Corp.  500                                                17
    o DGSE Cos., Inc.  700                                                     2
    o The DIRECTV Group, Inc.  73,476                                      1,315
      Dow Jones & Co., Inc.  9,000                                           415
      The E.W. Scripps Co., Class A  6,000                                   633
    o EchoStar Communications Corp.,
      Class A  21,300                                                        707
    o Emmis Communications Corp.,
      Class A  4,300                                                         101
    o Entercom Communications Corp.  3,000                                   137
    o Entravision Communications Corp.,
      Class A  5,000                                                          46
    o Fox Entertainment Group, Inc.,
      Class A  33,750                                                        940
      Gannett Co., Inc.  21,000                                            1,820
    o Gaylord Entertainment Co.  2,625                                        82
    o GC Cos., Inc.  500                                                      --
      Gray Television, Inc.  5,600                                            83
      Gray Television, Inc., Class A  2,500                                   35
      Harte-Hanks, Inc.  8,100                                               194
      Hollinger International, Inc.  7,300                                   146
    o Information Holdings, Inc.  2,200                                       55
    o Insight Communications Co.  5,200                                       47
    o Integrity Media, Inc.  2,000                                            13
    o InterActiveCorp  52,117                                              1,661
      John Wiley & Sons, Class A  3,800                                      116
      Journal Communications, Inc.  5,000                                     88
    o Journal Register Co.  3,200                                             63
      Knight-Ridder, Inc.  5,700                                             441
      Lee Enterprises, Inc.  2,500                                           119
    o Lifeline Systems, Inc.  4,600                                           91
    o Lin TV Corp., Class A  3,300                                            74
    o Lynch Interactive Corp.  900                                            27
    o Martha Stewart Living Omnimedia,
      Class A  3,900                                                          40
      McClatchy Co., Class A  7,200                                          511
      The McGraw-Hill Cos., Inc.  17,300                                   1,364
      Media General, Inc., Class A  2,000                                    144
    o Mediacom Communications Corp.  7,600                                    55
      Meredith Corp.  6,000                                                  306
    o Merrimac Industries, Inc.  600                                           5
    o Metro-Goldwyn-Mayer, Inc.  13,134                                      276
    o Moscow CableCom Corp.  1,400                                            11
    o Network Equipment Technologies,
      Inc.  5,000                                                             43
      New York Times Co., Class A  13,200                                    605
    o Nexstar Broadcasting Group, Inc.  4,500                                 55
    o PanAmSat Corp.  15,400                                                 355
    o Playboy Enterprises, Inc., Class B  4,500                               59
      Pulitzer, Inc.  3,000                                                  152
    o Quipp, Inc.  900                                                        14
      R.R. Donnelley & Sons Co.  17,000                                      500
    o Radio One, Inc., Class A  9,500                                        181
   ~o Radio Unica Communications Corp.  300                                   --
      The Reader's Digest Association, Inc.,
      Class A  7,300                                                         105
      Regal Entertainment Group, Class A  4,200                               92


106 See financial notes.

SCHWAB TOTAL STOCK MARKET INDEX FUND

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
    o Saga Communications, Inc., Class A  3,750                               71
    o Salem Communications Corp., Class A  900                                27
    o Scholastic Corp.  2,200                                                 62
    o Sinclair Broadcast Group, Inc.,
      Class A  4,800                                                          59
    o The Source Interlink Cos., Inc.  5,000                                  54
    o The Sportsman's Guide, Inc.  5,000                                     102
      Thomas Nelson, Inc.  3,300                                              86
    o Time Warner, Inc.  368,252                                           6,194
    o Tivo, Inc.  4,500                                                       32
      Tribune Co.  26,900                                                  1,288
    o Univision Communications, Inc.,
      Class A  25,510                                                        864
    o Valassis Communications, Inc.  5,900                                   182
    o Valuevision Media, Inc., Class A  1,400                                 20
      Viacom, Inc., Class B  141,512                                       5,469
      The Walt Disney Co.  164,650                                         3,792
      Washington Post, Class B  600                                          552
    o Westwood One, Inc.  7,200                                              213
    o XM Satellite Radio Holdings, Inc.,
      Class A  15,300                                                        367
                                                                         -------
                                                                          42,701
      MISCELLANEOUS 0.6%
      --------------------------------------------------------------------------
      3M Co.  65,000                                                       5,621
   ~o ANC Rental Corp.  3,037                                                 --
    o AT&T Latin America Corp., Class A  2,100                                --
   ~o Breakaway Solutions, Inc.  1,400                                        --
    o Coinstar, Inc.  5,200                                                   90
    o The Geo Group, Inc.  3,800                                              89
    o i2 Technologies, Inc.  15,300                                           17
   ~o Jupiter Media Metrix, Inc.  1,673                                       --
    o NetFlix, Inc.  6,000                                                   152
    o Nucentrix Broadband Networks,
      Inc.  2,100                                                              5
   ~o Scient, Inc.  624                                                       --
                                                                         -------
                                                                           5,974
      MISCELLANEOUS FINANCE 8.1%
      --------------------------------------------------------------------------
      1st Source Corp.  1,571                                                 39
    o A.B. Watley Group, Inc.  1,300                                          --
      A.G. Edwards, Inc.  5,900                                              216
    o Accredited Home Lenders
      Holding Co.  2,500                                                      73
   ~o Actrade Financial Technologies Ltd.  1,000                              --
      Advanta Corp., Class A  7,400                                          119
    o Affiliated Managers Group, Inc.  1,800                                  88
      Alliance Capital Management
      Holding L.P.  5,200                                                    173
      Allied Capital Corp.  11,015                                           261
      Amcore Financial, Inc.  1,200                                           34
      American Capital Strategies Ltd.  5,100                                134
      American Express Co.  105,150                                        5,147
    o AmeriCredit Corp.  12,300                                              199
    o Ameritrade Holding Corp.  34,300                                       420
      Asta Funding, Inc.  2,000                                               32
      Astoria Financial Corp.  7,000                                         241
      Bank of the Ozarks, Inc.  2,800                                         67
    o Bankunited Financial Corp., Class A  2,200                              58
      Banner Corp.  1,200                                                     31
    o Bay View Capital Corp.  5,061                                           11
      The Bear Stearns Cos., Inc.  13,620                                  1,092
    o Berkshire Hathaway, Inc., Class A  96                                8,965
      Berkshire Hills Bancorp, Inc.  1,400                                    47
      Blackrock, Inc.  400                                                    25
    o Boca Resorts, Inc., Class A  4,300                                      75
    o BOK Financial Corp.  3,437                                             134
    o BP Prudhoe Bay Royalty Trust  2,200                                     62
      Camco Financial Corp.  700                                              10
    o Capital Corp. of the West  1,050                                        39
      Capital One Financial Corp.  17,600                                  1,153
      Cash America International, Inc.  2,500                                 53
      Cathay Bancorp., Inc.  1,600                                           104
      Central Pacific Financial Co.  900                                      23
    / The Charles Schwab Corp.  108,620                                    1,118
      Charter Financial Corp.  900                                            32
      Charter Municipal Mortgage
      Acceptance Co.  3,900                                                   76
      Charter One Financial, Inc.  17,625                                    588
      Chesterfield Financial Corp.  1,500                                     42
      Chicago Mercantile Exchange  1,800                                     211
      CIT Group, Inc.  16,100                                                553
 =(5) Citigroup, Inc.  417,436                                            20,075
      Citizens First Bancorp, Inc.  700                                       16


                                                        See financial notes. 107

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      Coastal Bancorp, Inc.  800                                              33
      Coastal Financial Corp.  2,509                                          37
    o The Commercial Capital
      Bancorp, Inc.  3,333                                                    59
      Commercial Federal Corp.  2,300                                         59
    o CompuCredit Corp.  4,400                                                73
    o Corrections Corp. of America  3,828                                    140
      Countrywide Financial Corp.  25,800                                  1,530
    o Cross Timbers Royalty Trust  1,500                                      42
      CVB Financial Corp.  3,382                                              69
      Downey Financial Corp.  2,000                                           97
    o DVI, Inc.  1,200                                                        --
    o E*TRADE Group, Inc.  30,035                                            341
      East-West Bancorp, Inc.  1,300                                          73
      Eaton Vance Corp.  5,800                                               212
    o eSpeed, Inc., Class A  3,300                                            58
      Fannie Mae  77,900                                                   5,353
      Federated Investors, Inc., Class B  9,950                              293
      Fidelity Bankshares, Inc.  1,933                                        64
    o Financial Federal Corp.  3,300                                         103
      Financial Industries Corp.  700                                          8
      First Financial Corp.  600                                              18
      First Financial Holdings, Inc.  1,400                                   40
      First Indiana Corp.  1,375                                              25
      First Place Financial Corp.  2,900                                      48
      First Sentinel Bancorp., Inc.  2,300                                    47
      Flagstar Bancorp., Inc.  4,500                                          92
      Flushing Financial Corp.  3,300                                         57
      Franklin Resources, Inc.  20,600                                     1,130
      Freddie Mac  55,500                                                  3,241
      Gabelli Asset Management, Inc.,
      Class A  700                                                            28
      Glacier Bancorp, Inc.  3,050                                            94
      Golden West Financial Corp.  11,900                                  1,251
      Goldman Sachs Group, Inc.  38,900                                    3,764
    o Golf Trust of America, Inc. L.P.  2,400                                  6
      GreenPoint Financial Corp.  12,150                                     474
    o Hawthorne Financial Corp.  1,050                                        35
      Heritage Financial Corp.  700                                           14
      Hudson River Bancorp  3,200                                             58
    o Hugoton Royalty Trust  3,300                                            72
      IBERIABANK Corp.  700                                                   40
      Independence Community
      Bank Corp.  6,600                                                      240
      Independent Bank Corp. Michigan  1,636                                  41
      IndyMac Bancorp, Inc.  3,400                                           109
    o Instinet Group, Inc.  1,200                                              8
      International Bancshares Corp.  1,877                                  100
      Interpool, Inc.  1,200                                                  20
    o Investment Technology Group, Inc.  4,750                                68
      Investors Financial Services Corp.  5,500                              214
    o ITLA Capital Corp.  700                                                 30
      Janus Capital Group, Inc.  19,200                                      292
      Jefferies Group, Inc.  4,100                                           140
    o Knight Trading Group, Inc.  9,700                                      113
    o La Quinta Corp.  13,000                                                 93
    o LabOne, Inc.  2,100                                                     62
      LaBranche & Co., Inc.  2,400                                            23
      Legg Mason, Inc.  4,200                                                387
      Lehman Brothers Holdings, Inc.  21,372                               1,569
      Leucadia National Corp.  5,136                                         253
    o Local Financial Corp.  2,000                                            44
    o Mail-Well, Inc.  1,300                                                   5
      MB Financial, Inc.  1,800                                               63
      MBNA Corp.  102,650                                                  2,503
      MCG Capital Corp.  4,700                                                76
      McGrath RentCorp  800                                                   25
    o Meritage Corp.  1,000                                                   68
      Merrill Lynch & Co., Inc.  77,300                                    4,192
      Metris Cos., Inc.  3,000                                                21
    o MicroFinancial, Inc.  1,900                                              6
      The Midland Co.  1,800                                                  48
      Moody's Corp.  13,300                                                  858
      Morgan Stanley  87,800                                               4,512
      MutualFirst Financial, Inc.  2,000                                      46
    o National Financial Partners Corp.  2,500                                78
    o National Western Life Insurance Co.,
      Class A  300                                                            44
      New Century Financial Corp.  3,600                                     153
      New York Community Bancorp,
      Inc.  22,697                                                           569
    o NextCard, Inc.  2,600                                                   --
    o North American Scientific, Inc.  700                                     6
      Northrim BanCorp, Inc.  2,500                                           54


108 See financial notes.

SCHWAB TOTAL STOCK MARKET INDEX FUND

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      Northway Financial, Inc.  200                                            7
      Northwest Bancorp, Inc.  5,000                                         103
      Nuveen Investments, Inc., Class A  6,300                               161
      Oak Hill Financial, Inc.  1,000                                         32
    o Ocwen Financial Corp.  5,920                                            64
      PAB Bankshares, Inc.  700                                                9
      Pacific Capital Bancorp.  2,133                                         78
      Partners Trust Financial Group, Inc.  1,700                             46
      The Peoples Holding Co.  750                                            24
    o Piper Jaffray Cos.  1,450                                               70
      PMC Commercial Trust  1,500                                             20
    o Portfolio Recovery Associates, Inc.  2,000                              53
      Provident Financial Holdings  750                                       18
    o Providian Financial Corp.  23,900                                      290
      R&G Financial Corp., Class B  2,550                                     79
      Raymond James Financial, Inc.  6,900                                   173
      Resource America, Inc., Class A  2,000                                  39
      Santander BanCorp  4,260                                               128
    o Saxon Capital, Inc.  3,500                                              76
      Seacoast Financial Services Corp.  1,973                                64
      SEI Investments Co.  9,700                                             286
    o Siebert Financial Corp.  2,900                                          14
      SLM Corp.  37,300                                                    1,429
      Southern Financial Bancorp, Inc.  253                                   11
      Sovereign Bancorp., Inc.  25,936                                       518
      State Financial Services Corp.,
      Class A  2,000                                                          59
      Student Loan Corp.  1,700                                              241
      SWS Group, Inc.  1,141                                                  19
      T. Rowe Price Group, Inc.  10,700                                      549
    o Tarragon Realty Investors, Inc.  2,948                                  41
      TF Financial Corp.  700                                                 21
      United Community Banks, Inc.  3,750                                     90
    o UnitedGlobalCom, Inc., Class A  31,000                                 232
      Value Line, Inc.  300                                                   19
      W Holding Co., Inc.  7,803                                             133
      W.P. Carey & Co. LLC  4,100                                            111
      Waddell & Reed Financial, Inc.,
      Class A  7,250                                                         161
      Washington Federal, Inc.  7,220                                        169
      Washington Mutual, Inc.  73,578                                      2,898
      Waypoint Financial Corp.  4,151                                        107
      Webster Financial Corp.  3,012                                         131
    o Wellsford Real Properties, Inc.  1,400                                  26
      Wesco Financial Corp.  200                                              79
      Westwood Holdings Group, Inc.  285                                       5
    o WFS Financial, Inc.  4,100                                             183
      White Mountains Insurance
      Group, Inc.  200                                                       103
      Willow Grove Bancorp, Inc.  1,596                                       26
    o World Acceptance Corp.  2,500                                           38
                                                                         -------
                                                                          87,380
      NON-DURABLES & ENTERTAINMENT 1.4%
      --------------------------------------------------------------------------
    o The 3DO Co.  262                                                        --
    o A.T. Cross Co., Class A  2,400                                          14
      Action Performance Cos., Inc.  1,100                                    17
    o Activision, Inc.  11,175                                               168
    o AFC Enterprises, Inc.  1,000                                            22
    o American Greetings Corp., Class A  8,500                               174
      Applebee's International, Inc.  5,275                                  205
      Bob Evans Farms, Inc.  2,200                                            67
      Boyd Gaming Corp.  5,300                                               125
    o Boyds Collection Ltd.  2,200                                             6
    o Brinker International, Inc.  6,900                                     265
    o Buca, Inc.  1,100                                                        7
      CBRL Group, Inc.  3,300                                                124
    o CEC Entertainment, Inc.  2,025                                          69
    o Centillium Communications, Inc.  1,000                                   4
    o Championship Auto Racing
      Teams, Inc.  1,000                                                      --
    o The Cheesecake Factory  1,925                                           82
      Churchill Downs, Inc.  900                                              33
    o CKE Restaurants, Inc.  1,800                                            19
      Darden Restaurants, Inc.  13,300                                       301
    o Dave and Buster's, Inc.  1,700                                          32
    o Department 56, Inc.  3,300                                              53
      Dover Motorsports, Inc.  1,400                                           6
    o Drew Industries, Inc.  2,500                                            93
    o Electronic Arts, Inc.  25,200                                        1,276
    o Electronics Boutique
      Holdings Corp.  1,300                                                   35
    o Enesco Group, Inc.  1,100                                               14


                                                        See financial notes. 109

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
    o Equity Marketing, Inc.  500                                              7
      The First Years, Inc.  4,000                                            68
      Fortune Brands, Inc.  17,700                                         1,350
    o Fossil, Inc.  2,962                                                     73
    o Handleman Co.  6,600                                                   149
      Hasbro, Inc.  14,500                                                   274
    o Hibbet Sporting Goods, Inc.  2,362                                      57
    o Hollywood Media Corp.  1,100                                             4
      IHOP Corp.  500                                                         19
      International Game Technology  29,100                                1,098
      International Speedway Corp.,
      Class A  3,245                                                         137
    o Isle of Capri Casinos, Inc.  9,400                                     197
    o Jack in the Box, Inc.  1,700                                            46
    o Krispy Kreme Doughnuts, Inc.  2,100                                     68
      Lancaster Colony Corp.  3,400                                          140
      Landry's Restaurants, Inc.  1,800                                       60
      Lone Star Steakhouse &
      Saloon, Inc.  4,400                                                    135
    o Luby's, Inc.  1,400                                                      7
    o Marvel Enterprises, Inc.  11,700                                       222
      Mattel, Inc.  34,300                                                   582
      McDonald's Corp.  100,800                                            2,745
    o Midway Games, Inc.  2,100                                               17
      Movado Group, Inc.  3,700                                              111
    o O'Charleys, Inc.  400                                                    8
      Oneida Ltd.  700                                                         1
      Outback Steakhouse, Inc.  7,000                                        308
    o P.F. Chang's China Bistro, Inc.  800                                    39
    o Panera Bread Co., Class A  800                                          33
    o Papa John's International, Inc.  1,700                                  57
    o Peco II, Inc.  1,200                                                     1
    o Penn National Gaming, Inc.  4,900                                      144
    o Rare Hospitality International Inc.  825                                23
    o RC2 Corp.  2,200                                                        60
      Regis Corp.  3,900                                                     169
      Riviana Foods, Inc.  1,200                                              30
      Ruby Tuesday, Inc.  3,100                                               93
      Russ Berrie & Co., Inc.  1,000                                          29
    o Ryan's Family Steak Houses, Inc.  2,250                                 41
    o SCP Pool Corp.  3,775                                                  152
    o Service Corp. International  24,100                                    178
    o Smith & Wollensky Restaurant
      Group, Inc.  900                                                         6
    o Sonic Corp.  1,875                                                      60
    o Sotheby's Holdings, Inc., Class A  2,938                                38
    o Starbucks Corp.  31,300                                              1,216
    o The Steak N Shake Co.  1,580                                            30
    o Stewart Enterprises, Inc., Class A  7,200                               53
    o Take-Two Interactive Software, Inc.  8,000                             231
      The Topps Co., Inc.  1,700                                              15
    o Trans World Entertainment Corp.  1,500                                  16
      Triarc Cos., Class B  4,400                                             46
      Tupperware Corp.  4,800                                                 90
      Wendy's International, Inc.  10,300                                    402
      World Wrestling Entertainment, Inc.  900                                12
    o Yum! Brands, Inc.  24,000                                              931
                                                                         -------
                                                                          15,289
      NON-FERROUS METALS 0.4%
      --------------------------------------------------------------------------
    o A.M. Castle & Co.  1,500                                                14
      Alcoa, Inc.  70,464                                                  2,167
    o Brush Engineered Materials, Inc.  3,600                                 58
    o Century Aluminum Co.  3,100                                             61
      Commercial Metals Co.  3,500                                            92
      Commonwealth Industries, Inc.  1,300                                    10
    o Encore Wire Corp.  2,000                                                55
      Engelhard Corp.  9,300                                                 270
    o Frankfort Tower Industries, Inc.  1,800                                 --
      Freeport-McMoran Copper & Gold, Inc.,
      Class B  16,000                                                        488
    o Imco Recycling, Inc.  2,400                                             21
    o Kaiser Aluminum Corp.  2,000                                            --
      Minerals Technologies, Inc.  3,100                                     182
    o Mueller Industries, Inc.  1,700                                         57
    o Phelps Dodge Corp.  7,330                                              483
      Reliance Steel & Aluminum Co.  4,250                                   140
    o RTI International Metals, Inc.  4,000                                   59
      Southern Peru Copper Corp.  1,500                                       44
    o Stillwater Mining Co.  1,133                                            15
    o Titanium Metals Corp.  180                                              14
    o Wolverine Tube, Inc.  1,000                                             12
                                                                         -------
                                                                           4,242


110 See financial notes.

SCHWAB TOTAL STOCK MARKET INDEX FUND

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      OIL: DOMESTIC 1.4%
      --------------------------------------------------------------------------
      Amerada Hess Corp.  6,400                                              455
      Ashland, Inc.  7,000                                                   335
    o CAL Dive International, Inc.  1,500                                     41
      Chesapeake Energy Corp.  13,600                                        187
    o Comstock Resources, Inc.  4,500                                         92
      ConocoPhillips  56,098                                               4,000
      Consol Energy, Inc.  5,800                                             166
      Crosstex Energy L.P.  2,000                                             52
      Diamond Offshore Drilling, Inc.  9,300                                 210
    o Enbridge Energy Management LLC  1,084                                   48
    o Encore Acquisition Co.  1,500                                           45
    o Energy Partners Ltd.  1,700                                             24
      Frontier Oil Corp.  3,600                                               64
    o Global Industries Ltd.  4,400                                           26
    o Gulf Island Fabrication, Inc.  2,800                                    63
    o Gulfmark Offshore, Inc.  1,600                                          24
    o Harvest Natural Resources, Inc.  6,000                                  99
      Holly Corp.  2,000                                                      67
    o Houston Exploration Co.  5,400                                         242
      Kaneb Services LLC  1,466                                               40
      Kerr-McGee Corp.  10,519                                               515
      Magellan Midstream Partners  1,200                                      62
    o Magnum Hunter Resources, Inc.  1,750                                    18
      Marathon Oil Corp.  29,000                                             973
      Markwest Energy Partners L.P.  500                                      19
    o Meridian Resource Corp.  3,100                                          20
      Murphy Oil Corp.  8,500                                                582
    o Nabors Industries Ltd.  11,817                                         524
    o National-Oilwell, Inc.  5,569                                          155
    o Newfield Exploration Co.  3,700                                        195
    o Nuevo Energy Co.  2,300                                                 79
    o OYO Geospace Corp.  300                                                  5
      Pacific Energy Partners L.P.  3,500                                     89
      Patina Oil & Gas Corp.  6,250                                          174
    o Patterson-UTI Energy, Inc.  6,600                                      239
    o Pioneer Natural Resources Co.  10,900                                  357
    o Plains Exploration & Production Co.  2,520                              50
      Pogo Producing Co.  6,300                                              311
    o Premcor, Inc.  2,600                                                    90
    o Pride International, Inc.  10,200                                      172
    o Quicksilver Resource, Inc.  1,400                                       61
    o Remington Oil & Gas Corp.  3,900                                        85
    o Spinnaker Exploration Co.  3,400                                       121
      St. Mary Land & Exploration Co.  3,700                                 134
    o Stone Energy Corp.  976                                                 48
      Sunoco Logistics Partners L.P.  2,000                                   66
      Sunoco, Inc.  5,500                                                    346
    o Superior Energy Services, Inc.  4,900                                   51
    o Syntroleum Corp.  4,000                                                 26
      TEPPCO Partners L.P.  4,000                                            150
    o Tesoro Petroleum Corp.  4,800                                           97
    o Transmontaigne, Inc.  1,600                                              8
    o Transocean, Inc.  25,231                                               701
    o Ultra Petroleum Corp.  6,500                                           213
    o Universal Compression
      Holdings, Inc.  2,900                                                   86
      Unocal Corp.  20,007                                                   721
      Valero L.P.  1,600                                                      78
    o Varco International, Inc.  7,140                                       148
      Vintage Petroleum, Inc.  10,500                                        158
    o Westport Resources Corp.  5,725                                        196
      XTO Energy, Inc.  19,457                                               519
                                                                         -------
                                                                          14,922
      OIL: INTERNATIONAL 2.9%
      --------------------------------------------------------------------------
    o ATP Oil & Gas Corp.  1,600                                              11
      ChevronTexaco Corp.  86,817                                          7,944
 =(3) Exxon Mobil Corp.  531,816                                          22,629
      GlobalSantaFe Corp.  19,155                                            505
                                                                         -------
                                                                          31,089
      OPTICAL & PHOTO 0.2%
      --------------------------------------------------------------------------
    o APA Optics, Inc.  1,000                                                  3
    o August Technology Corp.  1,300                                          17
    o BMC Industries, Inc.  2,100                                             --
    o Corning, Inc.  107,507                                               1,186
      CPI Corp.  400                                                           6
    o Drexler Technology Corp.  1,000                                         15
      Eastman Kodak Co.  26,000                                              671
    o Fischer Imaging Corp.  500                                               2
      Imation Corp.  2,000                                                    78
    o Ingram Micro, Inc., Class A  13,400                                    160

                                                        See financial notes. 111

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
    o Lexar Media, Inc.  5,400                                                50
    o Meade Instruments Corp.  800                                             3
    o Photronics, Inc.  1,400                                                 21
   ~o Polaroid Corp.  3,800                                                   --
    o Robotic Vision Systems, Inc.  200                                        1
    o StockerYale, Inc.  500                                                   1
    o Zomax, Inc.  2,000                                                       8
    o Zygo Corp.  500                                                          5
                                                                         -------
                                                                           2,227
      PAPER & FOREST PRODUCTS 0.8%
      --------------------------------------------------------------------------
      Boise Cascade Corp.  6,400                                             216
      Bowater, Inc.  2,300                                                    96
    o Buckeye Technologies, Inc.  1,200                                       13
      Chesapeake Corp.  1,000                                                 23
      CSS Industries, Inc.  900                                               30
      Deltic Timber Corp.  700                                                24
      Georgia-Pacific Corp.  44,365                                        1,557
      International Paper Co.  35,304                                      1,423
    o Kadant, Inc.  1                                                         --
      Kimberly-Clark Corp.  40,639                                         2,660
    o Louisiana-Pacific Corp.  4,800                                         113
      MeadWestvaco Corp.  11,674                                             305
      Packaging Corp. of America  6,000                                      132
      Potlatch Corp.  13,400                                                 508
      Rayonier, Inc.  1,592                                                   62
      Rock-Tennessee Co., Class A  2,000                                      30
    o Smurfit-Stone Container Corp.  10,900                                  187
      Temple-Inland, Inc.  4,400                                             272
      Wausau-Mosinee Paper Corp.  4,700                                       66
      Weyerhaeuser Co.  16,750                                               992
                                                                         -------
                                                                           8,709
      PRODUCER GOODS & MANUFACTURING 4.6%
      --------------------------------------------------------------------------
    o Aaon, Inc.  4,075                                                       81
    o Actuant Corp., Class A  2,840                                           97
    o Advanced Energy Industries, Inc.  3,900                                 52
    o Aeroflex, Inc.  5,400                                                   68
    o AGCO Corp.  3,762                                                       72
      Alamo Group, Inc.  500                                                   8
      Albany International Corp., Class A  3,918                             119
    o American Standard Cos., Inc.  4,800                                    505
      Ametek, Inc.  4,200                                                    111
      Applied Industrial Technologies, Inc.  2,900                            76
      Aptargroup, Inc.  2,200                                                 86
    o Astec Industries, Inc.  500                                              9
      Avery Dennison Corp.  9,700                                            623
    o AZZ, Inc.  700                                                          11
      Baldor Electric Co.  3,800                                              86
      Barnes Group, Inc.  700                                                 19
    o BE Aerospace, Inc.  1,100                                                7
      BHA Group Holdings, Inc.  1,500                                         48
    o Blount International, Inc.  1,200                                       14
      Blyth, Inc.  4,800                                                     156
      Briggs & Stratton Corp.  3,000                                         210
    o Cantel Medical Corp.  2,381                                             39
    o Capstone Turbine Corp.  2,600                                            7
      Caterpillar, Inc.  28,700                                            2,231
      CIRCOR International, Inc.  3,750                                       73
      Clarcor, Inc.  1,700                                                    75
      Cognex Corp.  2,900                                                     92
    o Columbus McKinnon Corp.  2,400                                          15
      Cooper Industries Ltd., Class A  7,200                                 395
    o Cuno, Inc.  1,300                                                       57
      Curtiss-Wright Corp.  800                                               38
    o CyberCare, Inc.  900                                                    --
    o Daisytek International Corp.  1,700                                     --
      Deere & Co.  19,200                                                  1,306
    o DiamondCluster International, Inc.,
      Class A  1,000                                                          10
      Dover Corp.  16,700                                                    669
    o DT Industries, Inc.  1,200                                              --
    o Duratek, Inc.  4,000                                                    52
      Emerson Electric Co.  35,000                                         2,108
    o Evergreen Solar, Inc.  1,000                                             3
    o The Fairchild Corp., Class A  3,100                                     15
      Fastenal Co.  6,600                                                    362
      Federal Signal Corp.  2,800                                             51
    o Fisher Scientific International, Inc.  4,900                           287
    o Flowserve Corp.  3,900                                                  83
    o FMC Corp.  3,100                                                       133
    o Foster Wheeler Ltd.  2,500                                               3

112 See financial notes.

SCHWAB TOTAL STOCK MARKET INDEX FUND

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      Franklin Electric Co., Inc.  1,900                                     114
    o Gardner Denver, Inc.  2,700                                             71
 =(1) General Electric Co.  826,066                                       24,741
      The Gorman-Rupp Co.  2,300                                              60
      Graco, Inc.  7,012                                                     198
    o GrafTech International Ltd.  2,100                                      19
      Hardinge, Inc.  1,800                                                   22
      Harsco Corp.  3,100                                                    135
      Helix Technology Corp.  1,100                                           19
      Herman Miller, Inc.  5,700                                             150
    o Hexcel Corp.  2,000                                                     17
      HON Industries, Inc.  4,000                                            148
      Honeywell International, Inc.  68,962                                2,385
      Hubbell, Inc., Class B  3,800                                          171
      Hughes Supply, Inc.  1,300                                              73
    o Ibis Technology Corp.  800                                               6
      IDEX Corp.  2,100                                                       99
      Illinois Tool Works, Inc.  25,850                                    2,229
      Ingersoll-Rand Co., Class A  13,700                                    884
    o Ionics, Inc.  400                                                        9
    o Jacuzzi Brands, Inc.  2,000                                             17
    o Jarden Corp.  1,650                                                     61
      JLG Industries, Inc.  1,800                                             27
      Johnson Controls, Inc.  15,000                                         823
    o Juno Lighting, Inc.  1,429                                              46
      Kaydon Corp.  3,300                                                     92
      Kennametal, Inc.  4,000                                                173
      Knape & Vogt Manufacturing Co.  2,200                                   29
    o Kos Pharmaceuticals, Inc.  700                                          29
    o Ladish Co., Inc.  1,300                                                 12
      Lawson Products, Inc.  2,000                                            70
      Lennox International, Inc.  5,271                                       88
      Libbey, Inc.  1,500                                                     39
      Lincoln Electric Holdings, Inc.  3,900                                 123
    o Lone Star Technologies, Inc.  1,700                                     35
    o Magnetek, Inc.  1,500                                                   10
      Manitowoc Co., Inc.  1,300                                              40
    o Material Sciences Corp.  4,000                                          39
      Matthews International Corp.,
      Class A  1,900                                                          58
    o Maverick Tube Corp.  1,000                                              23
    o Merix Corp.  3,700                                                      58
    o Micrel, Inc.  6,800                                                     83
    o Middleby Corp.  3,500                                                  177
      Milacron, Inc.  2,300                                                    9
    o Millipore Corp.  5,100                                                 267
    o Modtech Holdings, Inc.  1,000                                            7
    o Moog, Inc., Class A  3,525                                             116
      MSC Industrial Direct Co., Class A  4,300                              123
      NACCO Industries, Inc., Class A  1,300                                 111
    o NATCO Group, Inc., Class A  1,200                                        9
      NN, Inc.  1,800                                                         21
      Nordson Corp.  4,000                                                   138
    o Oceaneering International, Inc.  3,800                                 106
      Pall Corp.  10,900                                                     259
    o Park-Ohio Holdings Corp.  2,600                                         29
      Parker Hannifin Corp.  8,500                                           470
      Penn Engineering &
      Manufacturing Corp.  1,000                                              17
      Pentair, Inc.  3,500                                                   209
    o Plug Power, Inc.  2,248                                                 17
    o Possis Medical, Inc.  1,100                                             28
      Precision Castparts Corp.  5,151                                       232
    o Presstek, Inc.  1,100                                                   12
      Regal Beloit  3,200                                                     64
    o Research Frontiers, Inc.  800                                            8
      Robbins & Myers, Inc.  1,400                                            31
      Roper Industries, Inc.  1,500                                           73
    o Safeguard Scientifics, Inc.  3,300                                       9
      Sauer-Danfoss, Inc.  3,800                                              57
    o Sequa Corp., Class A  2,800                                            137
    o The Shaw Group, Inc.  2,000                                             24
      Snap-On, Inc.  4,000                                                   135
    o SPX Corp.  8,610                                                       382
      Standex International Corp.  3,000                                      81
      Steelcase, Inc., Class A  3,500                                         43
      Stewart & Stevenson Services, Inc.  1,000                               16
    o Strattec Security Corp.  1,500                                          96
      Tecumseh Products Co., Class A  3,200                                  124
      Teleflex, Inc.  4,300                                                  196
      Tennant Co.  2,100                                                      83
    o Tenneco Automotive, Inc.  1,980                                         27


                                                        See financial notes. 113

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
    o Terex Corp.  3,700                                                     122
      The Timken Co.  7,300                                                  161
      Trinity Industries, Inc.  1,100                                         33
    o Triumph Group, Inc.  1,200                                              39
    o Ultratech Stepper, Inc.  1,300                                          21
      Valhi, Inc.  8,600                                                     105
      Valmont Industries, Inc.  2,400                                         49
      W.W. Grainger, Inc.  7,300                                             383
      Watsco, Inc.  3,400                                                     99
      Watts Water Technologies, Inc.,
      Class A  1,500                                                          37
      Woodward Governor Co. 500                                               31
      X-Rite, Inc.  2,000                                                     27
      York International Corp.  3,800                                        149
                                                                         -------
                                                                          49,286
      RAILROAD & SHIPPING 0.4%
      --------------------------------------------------------------------------
      Alexander & Baldwin, Inc.  5,600                                       177
      Burlington Northern Santa Fe
      Corp.  30,300                                                          991
      CSX Corp.  17,100                                                      526
      Florida East Coast Industries,
      Class A  3,600                                                         131
      GATX Corp.  4,000                                                       94
    o General Maritime Corp.  3,000                                           60
    o Greenbrier Cos., Inc.  1,600                                            27
    o Kansas City Southern Railway  5,050                                     70
      Maritrans, Inc.  2,500                                                  38
      Norfolk Southern Corp.  31,400                                         748
    o OMI Corp.  6,500                                                        65
      Overseas Shipholding Group  3,700                                      121
    o SCS Transportation, Inc.  4,100                                         94
      Union Pacific Corp.  19,500                                          1,149
      Wabtec Corp.  2,828                                                     46
                                                                         -------
                                                                           4,337
      REAL PROPERTY 1.7%
      --------------------------------------------------------------------------
    o Alexander's, Inc.  700                                                 109
      Alexandria Real Estate Equities, Inc.  2,500                           142
      AMB Property Corp.  7,300                                              221
      American Financial Realty Trust  3,500                                  52
      American Home Mortgage
      Investment Corp.  2,000                                                 47
      American Land Lease, Inc.  1,700                                        33
      American Mortgage Acceptance Co.  1,500                                 20
    o American Real Estate Partners L.P.  3,800                               64
    o American Realty Investors, Inc.  1,037                                   8
    o American Retirement Corp.  700                                           3
      AMLI Residential Properties  1,000                                      25
      Annaly Mortgage Management, Inc.  9,400                                163
      Anthracite Capital, Inc.  4,900                                         52
      Anworth Mortgage Asset Corp.  1,000                                     12
      Apartment Investment & Management Co.,
      Class A  7,400                                                         208
      Archstone-Smith Trust  15,285                                          419
      Arden Realty, Inc.  5,500                                              155
      AvalonBay Communities, Inc.  6,100                                     303
    o Avatar Holdings, Inc.  700                                              27
      Bedford Property Investors, Inc.  2,900                                 79
      Boston Properties, Inc.  7,400                                         348
      Brandywine Realty Trust  3,000                                          76
      BRE Properties, Class A  5,000                                         159
      Burnham Pacific Properties, Inc.  2,400                                 --
      Camden Property Trust  2,300                                            97
      Capital Automotive Real Estate
      Investment Trust  3,300                                                 93
      Capstead Mortgage Corp.  2,240                                          29
      CarrAmerica Realty Corp.  5,400                                        154
    o Catellus Development Corp.  7,189                                      155
      CBL & Associates Properties, Inc.  2,200                               111
      Centerpoint Properties Trust  1,800                                    130
      Chelsea Property Group, Inc.  4,000                                    204
      Colonial Properties Trust  2,500                                        88
      Commercial Net Lease Realty  3,320                                      55
      Cornerstone Realty Income
      Trust, Inc.  2,200                                                      17
      Corporate Office Properties
      Trust SBI  3,500                                                        71
      Correctional Properties Trust  1,600                                    42
      Cousins Properties, Inc.  2,700                                         76
      Crescent Real Estate Equity Co.  7,400                                 114
      Developers Diversified Realty Corp.  7,612                             249
      Duke Realty Corp.  10,490                                              306
      EastGroup Properties, Inc.  900                                         26


114 See financial notes.

SCHWAB TOTAL STOCK MARKET INDEX FUND

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      Entertainment Properties Trust  2,700                                   90
      Equity Inns, Inc.  2,700                                                22
      Equity Office Properties Trust  32,738                                 824
      Equity One, Inc.  6,600                                                108
      Equity Residential  21,200                                             582
      Essex Property Trust, Inc.  2,600                                      158
      Federal Realty Investment Trust  5,200                                 193
    o FelCor Lodging Trust, Inc.  5,700                                       57
      First Industrial Realty Trust  2,600                                    88
      Forest City Enterprises, Inc., Class A  5,200                          273
      Gables Residential Trust  3,500                                        111
      General Growth Properties, Inc.  18,600                                504
      Getty Realty Corp.  2,000                                               43
      Glenborough Realty Trust, Inc.  2,900                                   55
      Glimcher Realty Trust  3,800                                            80
      Health Care Property
      Investors, Inc.  10,648                                                254
      Health Care Real Estate Investment
      Trust, Inc.  2,700                                                      86
      Healthcare Realty Trust, Inc.  2,400                                    86
      Heritage Property Investment Trust  4,000                              102
      Highwoods Properties, Inc.  3,100                                       70
      Home Properties, Inc.  2,500                                            93
    o Homestore, Inc.  4,200                                                  20
      Hospitality Properties Trust  6,000                                    234
    o Host Marriott Corp.  25,400                                            302
      HRPT Properties Trust  13,500                                          129
      IMPAC Mortgage Holdings, Inc.  4,800                                    90
      Innkeepers USA Trust  1,500                                             11
      iStar Financial, Inc.  9,390                                           334
    o Jones Lang LaSalle, Inc.  2,300                                         54
      Keystone Property Trust  1,300                                          26
      Kilroy Realty Corp.  2,300                                              72
      Kimco Realty Corp.  9,350                                              400
      Koger Equity, Inc.  2,700                                               57
      Kramont Realty Trust  1,400                                             22
      LaSalle Hotel Properties  1,000                                         22
      Lexington Corp. Properties Trust  3,000                                 55
      Liberty Property Trust  8,300                                          303
      LNR Property Corp.  1,200                                               60
      LTC Properties, Inc.  2,800                                             44
      The Macerich Co.  5,200                                                218
      Mack-Cali Realty Corp.  5,900                                          220
      Maguire Properties, Inc.  3,000                                         68
      Manufactured Home
      Communities, Inc.  3,000                                                94
    o Meristar Hospitality Corp.  2,200                                       13
      MFA Mortgage Investments, Inc.  5,500                                   49
      Mid-America Apartment
      Communities, Inc.  2,500                                                81
      The Mills Corp.  5,400                                                 219
      National Health Investors, Inc.  3,100                                  74
      National Health Realty, Inc.  2,300                                     38
      Nationwide Health Properties, Inc.  5,100                               92
      New Plan Excel Realty Trust  8,500                                     191
      Novastar Financial, Inc.  2,000                                         65
      Omega Healthcare Investors, Inc.  2,784                                 26
      Pan Pacific Retail Properties, Inc.  2,201                              97
      Parkway Properties, Inc.  500                                           20
      Pennsylvania Real Estate Investment
      Trust  2,500                                                            81
      Plum Creek Timber Co., Inc.  15,047                                    445
      Post Properties, Inc.  2,200                                            59
      Prentiss Properties Trust  2,700                                        87
    o Price Legacy Corp.  60                                                   1
      ProLogis  15,074                                                       443
      PS Business Parks, Inc.  3,000                                         114
      Public Storage, Inc.  10,900                                           456
      RAIT Investment Trust  3,300                                            79
      Ramco-Gershenson Properties  1,400                                      33
      Realty Income Corp.  2,300                                              88
      Reckson Associates Realty Corp.  5,300                                 126
      Redwood Trust, Inc.  2,500                                             109
      Regency Centers Corp.  5,700                                           216
      The Rouse Co.  7,900                                                   342
      Saul Centers, Inc.  2,100                                               53
      Senior Housing Properties Trust  4,950                                  74
   ~o Shelbourne Properties I  500                                             5
   ~o Shelbourne Properties III  500                                           3
      Shurgard Storage Centers, Inc.,
      Class A  3,000                                                         100
      Simon Property Group, Inc.  17,400                                     839
      SL Green Realty Corp.  4,200                                           171


                                                        See financial notes. 115

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      Sovran Self Storage, Inc.  800                                          27
      The St. Joe Co.  5,300                                                 208
      Summit Properties, Inc.  3,300                                          75
      Sun Communities, Inc.  3,000                                           105
      Tanger Factory Outlet Centers  800                                      31
      Taubman Centers, Inc.  4,100                                            80
      Thornburg Mortgage, Inc.  5,300                                        137
      The Town & Country Trust  1,000                                         23
    o Trammell Crow Co.  2,800                                                38
      Trizec Properties, Inc.  12,700                                        182
      United Dominion Realty Trust, Inc.  9,400                              169
      Universal Health Realty Income  900                                     23
      Urstadt Biddle Properties, Inc.  500                                     7
      Urstadt Biddle Properties, Inc.,
      Class A  1,000                                                          14
      US Restaurant Properties, Inc.  1,000                                   16
      Ventas, Inc.  5,800                                                    128
      Vornado Realty Trust  10,500                                           530
      Washington Real Estate
      Investment Trust  3,100                                                 84
      Weingarten Realty Investment  7,975                                    231
                                                                         -------
                                                                          18,453
      RETAIL 6.2%
      --------------------------------------------------------------------------
    o 1-800-Flowers.com, Inc., Class A  3,700                                 37
    o 99 Cents Only Stores  3,066                                             61
    o A.C. Moore Arts & Crafts, Inc.  1,400                                   38
      Aaron Rents, Inc.  2,500                                                72
    o Abercrombie & Fitch Co., Class A  8,300                                261
    o Advance Auto Parts, Inc.  6,360                                        274
      Albertson's, Inc.  30,468                                              712
    o Alloy, Inc.  3,100                                                      15
    o Amazon.com, Inc.  33,700                                             1,465
    o American Eagle Outfitters, Inc.  5,050                                 130
    o AnnTaylor Stores Corp.  6,550                                          265
    o Arden Group, Inc., Class A  600                                         44
    o Asbury Automotive Group, Inc.  4,100                                    66
    o Autonation, Inc.  21,600                                               368
    o AutoZone, Inc.  8,900                                                  779
    o Barnes & Noble, Inc.  7,400                                            221
    o Bed, Bath & Beyond, Inc.  23,700                                       880
      Best Buy Co., Inc.  26,150                                           1,419
    o Big Lots, Inc.  11,100                                                 157
    o BJ's Wholesale Club, Inc.  6,100                                       148
      Blair Corp.  1,500                                                      39
      Borders Group, Inc.  9,000                                             216
    o Brightpoint, Inc.  1,650                                                18
    o Brookstone, Inc.  7,425                                                148
      Burlington Coat Factory
      Warehouse Corp.  2,500                                                  47
    o Carmax, Inc.  3,923                                                    102
      Casey's General Stores, Inc.  5,100                                     84
      The Cato Corp., Class A  1,200                                          24
    o Central Garden & Pet Co.  1,600                                         62
    o Charming Shoppes, Inc.  7,700                                           54
    o Chico's FAS, Inc.  6,650                                               271
    o The Children's Place Retail
      Stores, Inc.  1,800                                                     47
      Christopher & Banks Corp.  2,650                                        47
      Circuit City Stores, Inc.  12,500                                      146
      Claire's Stores, Inc.  16,000                                          326
    o Coldwater Creek, Inc.  4,075                                            84
    o Cole National Corp.  1,300                                              33
    o Cost Plus, Inc.  700                                                    25
    o Costco Wholesale Corp.  36,100                                       1,352
      CVS Corp.  31,000                                                    1,198
      DEB Shops, Inc.  1,600                                                  37
      Dillards, Inc., Class A  6,000                                         101
      Dollar General Corp.  27,775                                           521
    o Dollar Tree Stores, Inc.  8,650                                        233
    o The Dress Barn, Inc.  5,500                                             92
    o Duane Reade, Inc.  700                                                  12
    o Duckwall-ALCO Stores, Inc.  1,800                                       30
      Family Dollar Stores, Inc.  7,700                                      247
      Federated Department
      Stores, Inc.  22,400                                                 1,098
    o The Finish Line, Class A  1,800                                         60
      Foot Locker, Inc.  14,100                                              338
    o Footstar, Inc.  600                                                      3
      Fred's, Inc.  3,262                                                     61
      Friedman's, Inc., Class A  6,500                                        33
    o GameStop Corp., Class A  500                                             9
      The Gap, Inc.  71,400                                                1,572
    o Genesco, Inc.  4,300                                                    96


116 See financial notes.

SCHWAB TOTAL STOCK MARKET INDEX FUND

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      Goody's Family Clothing, Inc.  5,000                                    62
    o Great Atlantic & Pacific Tea Co.  2,200                                 18
    o Guitar Center, Inc.  1,700                                              71
    o The Gymboree Corp.  3,100                                               55
      Home Depot, Inc.  184,500                                            6,493
    o HOT Topic, Inc.  6,300                                                 140
    o Insight Enterprises, Inc.  4,650                                        78
      J.C. Penney Co., Inc. Holding Co.  22,600                              765
    o Jo-Ann Stores, Inc.  3,795                                             107
    o Kirkland's, Inc.  1,000                                                 18
    o Kohl's Corp.  19,300                                                   807
    o Kroger Co.  55,800                                                     976
      Limited Brands, Inc.  42,144                                           870
    o Linens 'N Things, Inc.  4,800                                          156
      Longs Drug Stores Corp.  4,300                                          84
      Lowe's Cos., Inc.  63,700                                            3,316
      The May Department Stores Co.  24,000                                  739
    o The Men's Wearhouse, Inc.  2,400                                        61
      Michaels Stores, Inc.  4,900                                           245
    o The Neiman Marcus Group, Inc.,
      Class A  2,700                                                         131
    o Nobel Learning Communities, Inc.  500                                    3
      Nordstrom, Inc.  10,300                                                367
    o O'Reilly Automotive, Inc.  2,200                                        99
    o Office Depot, Inc.  26,000                                             455
    o Pacific Sunwear of California  9,975                                   214
    o Party City Corp.  3,800                                                 63
    o Pathmark Stores, Inc.  3,900                                            33
    o Payless Shoesource, Inc.  2,406                                         34
    o PC Connection, Inc.  3,000                                              20
      Pep Boys-Manny, Moe & Jack  2,500                                       69
    o Petco Animal Supplies, Inc.  2,500                                      73
      PETsMART, Inc.  7,600                                                  211
      Pier 1 Imports, Inc.  3,900                                             81
    o Pricesmart, Inc.  200                                                    1
      RadioShack Corp.  14,100                                               434
    o Rent-A-Center, Inc.  5,250                                             154
    o Retail Ventures, Inc.  700                                               5
    o Rite Aid Corp.  40,400                                                 198
      Ross Stores, Inc.  13,400                                              409
      Ruddick Corp.  3,100                                                    63
    o Safeway, Inc.  33,400                                                  767
    o Saks, Inc.  16,900                                                     243
    o School Specialty, Inc.  1,600                                           57
      Sears, Roebuck & Co.  21,200                                           849
    o Shoe Carnival, Inc.  1,200                                              16
    o ShopKo Stores, Inc.  8,900                                             118
      Spiegel, Inc., Class A  5,000                                           --
    o Staples, Inc.  41,200                                                1,061
      Talbots, Inc.  5,700                                                   199
      Target Corp.  74,600                                                 3,235
      Tiffany & Co.  13,000                                                  507
      TJX Cos., Inc.  40,400                                                 993
    o Too, Inc.  1,742                                                        31
    o Toys 'R' Us, Inc.  18,300                                              283
    o Tractor Supply Co.  4,000                                              156
    o Tuesday Morning Corp.  2,500                                            74
      Unifirst Corp.  3,900                                                  115
    o United Stationers, Inc.  2,900                                         110
    o Urban Outfitters, Inc.  3,200                                          148
 =(6) Wal-Mart Stores, Inc.  349,100                                      19,899
      Walgreen Co.  81,900                                                 2,824
      Weis Markets, Inc.  1,700                                               60
    o West Marine, Inc.  1,100                                                32
    o The Wet Seal, Inc., Class A  3,075                                      17
    o Whitehall Jewellers, Inc.  1,800                                        16
      Whole Foods Market, Inc.  6,100                                        488
    o Williams-Sonoma, Inc.  9,200                                           299
    o Winmark Corp.  1,200                                                    33
      Winn-Dixie Stores, Inc.  16,800                                        128
    o Zale Corp.  1,260                                                       70
                                                                         -------
                                                                          67,284
      STEEL 0.1%
      --------------------------------------------------------------------------
    o AK Steel Holding Corp.  4,027                                           19
      Allegheny Technologies, Inc.  6,350                                     65
      Ampco-Pittsburgh Corp.  2,800                                           36
      Carpenter Technology Corp.  2,500                                       68
      Gibraltar Steel Corp.  2,500                                            62
      Intermet Corp.  4,100                                                   17
    o International Steel Group, Inc.  2,500                                  73
      Nucor Corp.  5,500                                                     327
      Quanex Corp.  2,500                                                    102
      Roanoke Electric Steel Corp.  800                                       11


                                                        See financial notes. 117

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      Ryerson Tull, Inc.  1,600                                               19
      Schnitzer Steel Industries, Inc.,
      Class A  1,650                                                          43
    o Steel Dynamics, Inc.  4,200                                            101
      Steel Technologies, Inc.  3,700                                         71
      United States Steel Corp.  9,900                                       283
      Worthington Industries, Inc.  7,200                                    130
                                                                         -------
                                                                           1,427
      TELEPHONE 3.3%
      --------------------------------------------------------------------------
      Adtran, Inc.  7,000                                                    172
    o Alamosa Holdings, Inc.  8,000                                           58
    o Alaska Communications Systems
      Group, Inc.  2,700                                                      19
      Alltel Corp.  23,935                                                 1,205
      Applied Signal Technology, Inc.  2,100                                  57
      AT&T Corp.  63,947                                                   1,097
    o AT&T Wireless Services, Inc.  219,734                                3,034
      Atlantic Tele-Network, Inc.  1,300                                      41
    o Avaya, Inc.  35,385                                                    484
      BellSouth Corp.  148,450                                             3,831
    o Carrier Access Corp.  2,500                                             27
    o Centennial Communications Corp.  8,000                                  48
      CenturyTel, Inc.  10,500                                               303
    o Cincinnati Bell, Inc.  18,568                                           73
    o Citizens Communications Co.  22,400                                    292
    o Commonwealth Telephone
      Enterprises, Inc.  9,400                                               392
    o Computer Access Technology Corp.  800                                    4
    o Copper Mountain Networks, Inc.  5,200                                   51
    o Covad Communications Group, Inc.  7,000                                 14
    o Crown Castle International Corp.  20,900                               292
      CT Communications, Inc.  4,500                                          56
   ~o CTC Communications Group, Inc.  1,550                                   --
      D&E Communications, Inc.  4,000                                         55
    o Ditech Communications Corp.  4,100                                      59
    o Equinix, Inc.  2,565                                                    75
    o Extreme Networks, Inc.  4,500                                           25
    o Finisar Corp.  7,900                                                    14
    o Global Crossing Ltd.  2,500                                             18
    o Goamerica, Inc.  1,800                                                  --
      Hickory Tech Corp.  6,100                                               65
    o ID Systems, Inc.  3,000                                                 27
    o Inet Technologies, Inc.  4,700                                          46
      Inter-Tel, Inc.  6,000                                                 144
    o Interdigital Communications Corp.  4,500                                78
    o ITC Deltacom, Inc.  1                                                   --
    o ITXC Corp.  1,600                                                        4
    o j2 Global Communications, Inc.  2,000                                   46
    o Level 3 Communications, Inc.  53,000                                   150
    o Liberty Media Corp., Class A  216,239                                2,366
   ~o McLeodUSA, Inc., Class A
      Escrow  21,892                                                          --
    o Net2Phone, Inc.  1,600                                                   6
   ~o Network Plus Corp.  2,000                                               --
    o Nextel Communications, Inc.,
      Class A  88,900                                                      2,121
    o Nextel Partners, Inc., Class A  12,700                                 169
      North Pittsburgh Systems, Inc.  3,500                                   63
    o Novatel Wireless, Inc.  160                                              2
    o NTL, Inc.  6,000                                                       341
      NWH, Inc.  2,500                                                        47
    o Occam Networks, Inc.  1,900                                             --
   ~o OmniSky Corp.  2,900                                                    --
    o Pegasus Communications Corp.  3,160                                     63
   ~o PentaStar Communications, Inc.  600                                     --
    o Price Communications Corp.  3,855                                       61
    o Primus Telecommunications
      Group, Inc.  7,500                                                      42
    o Qwest Communications
      International, Inc.  118,337                                           476
    o RCN Corp.  2,300                                                         1
      SBC Communications, Inc.  268,212                                    6,678
    o Sonus Networks, Inc.  19,400                                            74
      Sprint Corp. (FON Group)  114,250                                    2,044
      Sunrise Telecom, Inc.  2,000                                             6
    o Talk America Holdings, Inc.  5,000                                      45
      Telephone & Data Systems, Inc.  4,300                                  284
    o Time Warner Telecom, Inc., Class A  4,500                               17
    o Turnstone Systems, Inc.  1,600                                          --
    o U.S. Cellular Corp.  6,100                                             209
   ~o U.S. Wireless Corp.  400                                                --
    o Ulticom, Inc.  4,800                                                    45
    o Utstarcom, Inc.  1,200                                                  32
      Verizon Communications, Inc.  224,286                                8,464
      Warwick Valley Telephone Co.  2,100                                     52
                                                                         -------
                                                                          36,064


118 See financial notes.

SCHWAB TOTAL STOCK MARKET INDEX FUND

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      TOBACCO 1.0%
      --------------------------------------------------------------------------
      Altria Group, Inc.  165,300                                          9,154
    o M & F Worldwide Corp.  1,200                                            15
      R.J. Reynolds Tobacco Holdings, Inc.  7,332                            475
      Schweitzer-Mauduit
      International, Inc.  5,800                                             180
      Universal Corp.  1,800                                                  90
      UST, Inc.  12,700                                                      473
      Vector Group Ltd.  1,227                                                20
                                                                         -------
                                                                          10,407
      TRAVEL & RECREATION 0.9%
      --------------------------------------------------------------------------
    o Alliance Gaming Corp.  3,000                                            75
    o Ambassadors Group, Inc.  1,700                                          40
    o Amerco, Inc.  900                                                       25
   ~o American Classic Voyages Co.  900                                       --
    o Ameristar Casinos, Inc.  1,700                                          54
    o Argosy Gaming Co.  1,600                                                60
    o Aztar Corp.  1,900                                                      49
    o Bally Total Fitness Holding Corp.  1,300                                 5
      Brunswick Corp.  13,900                                                571
    o Caesars Entertainment, Inc.  24,300                                    322
      Callaway Golf Co.  5,600                                                95
      Carnival Corp.  50,000                                               2,134
      Cedar Fair L.P.  5,300                                                 165
      Central Parking Corp.  1,600                                            31
      Choice Hotels International, Inc.  3,400                               153
    o Dick's Sporting Goods, Inc.  1,000                                      27
    o Dollar Thrifty Automotive Group, Inc.  3,500                            92
      Dover Downs Gaming &
      Entertainment, Inc.  1,480                                              17
    o Empire Resorts, Inc.  500                                                7
      Extended Stay America, Inc.  8,800                                     171
      Harrah's Entertainment, Inc.  9,900                                    527
      Hilton Hotels Corp.  30,426                                            532
    o Interstate Hotels & Resorts, Inc.  82                                   --
    o K2, Inc.  1,700                                                         25
    o Laidlaw International, Inc.  8,200                                     114
    o Lakes Entertainment, Inc.  900                                          20
      Mandalay Resort Group  4,100                                           236
      The Marcus Corp.  4,600                                                 75
      Marine Products Corp.  270                                               5
      Marriott International, Inc., Class A  18,700                          882
    o MGM MIRAGE  12,300                                                     563
    o MTR Gaming Group, Inc.  2,300                                           20
    o Multimedia Games, Inc.  1,500                                           33
    o Navigant International, Inc.  4,300                                     81
    o Prime Hospitality Corp.  4,300                                          43
    o Rent-Way, Inc.  3,200                                                   30
      Royal Caribbean Cruises Ltd.  15,300                                   620
    o Scientific Games Corp., Class A  6,500                                 117
    o Shuffle Master, Inc.  1,875                                             61
    o Six Flags, Inc.  7,500                                                  56
      Speedway Motorsports, Inc.  2,300                                       69
    o The Sports Authority, Inc.  370                                         14
      Starwood Hotels & Resorts
      Worldwide, Inc.  17,730                                                705
      Station Casinos, Inc.  4,650                                           210
    o Stellent, Inc.  1,100                                                    8
    o Vail Resorts, Inc.  3,800                                               59
    o WMS Industries, Inc.  1,500                                             42
                                                                         -------
                                                                           9,240
      TRUCKING & FREIGHT 0.3%
      --------------------------------------------------------------------------
      Arkansas Best Corp.  1,100                                              29
      BancTrust Financial Group, Inc.  1,100                                  19
      C.H. Robinson Worldwide, Inc.  7,500                                   308
      CNF, Inc.  4,500                                                       164
   ~o Consolidated Freightways Corp.  2,700                                   --
      Expeditors International
      Washington, Inc.  8,100                                                326
    o Forward Air Corp.  3,600                                               120
      Heartland Express, Inc.  4,471                                         110
    o J.B. Hunt Transport Services, Inc.  6,500                              206
    o Knight Transportation, Inc.  1,800                                      46
    o Landstar Systems, Inc.  7,600                                          342
    o Old Dominion Freight Line  1,800                                        67
      Overnite Corp.  2,500                                                   60
      Paccar, Inc.  14,100                                                   796
    o Pacer International, Inc.  2,800                                        53
      Ryder Systems, Inc.  6,400                                             235
    o Swift Transportation Co., Inc.  5,970                                  101
      USF Corp.  1,300                                                        43


                                                        See financial notes. 119

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
    o Wabash National Corp.  2,500                                            63
      Werner Enterprises, Inc.  5,832                                        117
    o Yellow Roadway Corp.  2,594                                             88
                                                                         -------
                                                                           3,293
      UTILITIES: ELECTRIC & GAS 2.9%
      --------------------------------------------------------------------------
    o The AES Corp.  50,096                                                  434
      AGL Resources, Inc.  4,300                                             123
    o Allegheny Energy, Inc.  8,000                                          110
      Allete, Inc.  8,200                                                    283
      Alliant Energy Corp.  9,300                                            231
      Ameren Corp.  15,100                                                   660
      American Electric Power Co., Inc.  31,320                              953
      American States Water Co.  950                                          22
      Aqua America, Inc.  3,671                                               75
      Atmos Energy Corp.  1,800                                               44
      Avista Corp.  3,800                                                     64
    o BayCorp Holdings Ltd.  6                                                --
      Black Hills Corp.  1,400                                                43
    o Calpine Corp.  12,300                                                   53
      Cascade Natural Gas Corp.  3,500                                        72
      Centerpoint Energy, Inc.  23,600                                       255
      Central Vermont Public Service
      Corp.  2,700                                                            54
      CH Energy Group, Inc.  1,900                                            88
      Cinergy Corp.  15,100                                                  573
      Cleco Corp.  3,400                                                      61
    o CMS Energy Corp.  5,000                                                 42
      Consolidated Edison, Inc.  17,000                                      701
      Constellation Energy Group, Inc.  16,800                               646
    o Covanta Energy Corp.  2,100                                             --
    o Distributed Energy Systems Corp.  1,400                                  5
      Dominion Resources, Inc.  26,610                                     1,698
      DPL, Inc.  11,452                                                      202
      DTE Energy Co.  13,801                                                 539
      Duke Energy Corp.  74,300                                            1,565
      Duquesne Light Holdings, Inc.  6,100                                   114
      Edison International  58,700                                         1,374
      El Paso Corp.  51,387                                                  360
    o El Paso Electric Co.  2,800                                             40
      Energen Corp.  2,600                                                   108
      Energy East Corp.  12,214                                              288
      Entergy Corp.  18,200                                                  994
      Equitable Resources, Inc.  4,400                                       207
      Exelon Corp.  27,237                                                 1,823
      FirstEnergy Corp.  25,717                                            1,006
      Florida Public Utilities Co.  1,066                                     22
      FPL Group, Inc.  14,700                                                935
      Great Plains Energy, Inc.  9,000                                       281
      Green Mountain Power Corp.  3,800                                       97
      Hawaiian Electric Industries, Inc.  2,600                              129
      Idacorp, Inc.  4,200                                                   125
      KeySpan Corp.  13,400                                                  484
      Kinder Morgan, Inc.  10,700                                            644
      The Laclede Group, Inc.  3,300                                          91
      MDU Resources Group, Inc.  10,950                                      245
      MGE Energy, Inc.  400                                                   12
      National Fuel Gas Co.  5,800                                           142
      New Jersey Resources Corp.  1,650                                       63
    o NewPower Holdings, Inc.  3,800                                           3
      Nicor, Inc.  3,000                                                     102
      NiSource, Inc.  22,864                                                 461
      Northeast Utilities, Inc.  10,124                                      186
      Northwest Natural Gas Co.  3,200                                        94
    o NRG Energy, Inc.  6,500                                                141
      NSTAR  3,867                                                           187
      NUI Corp.  2,500                                                        42
      OGE Energy Corp.  6,500                                                156
      Oneok, Inc.  7,400                                                     155
      Otter Tail Corp.  1,100                                                 29
      Peoples Energy Corp.  3,200                                            134
      Pepco Holdings, Inc.  5,000                                             95
    o PG&E Corp.  34,900                                                     960
      Piedmont Natural Gas Co.  1,600                                         65
      Pinnacle West Capital Corp.  6,800                                     266
      PNM Resources, Inc.  2,000                                              58
      PPL Corp.  15,000                                                      643
      Progress Energy, Inc.  18,659                                          798
      Public Service Enterprise Group,
      Inc.  19,000                                                           815
      Puget Energy, Inc.  7,500                                              165
      Questar Corp.  8,100                                                   287
      SCANA Corp.  7,905                                                     272
      Sempra Energy  19,175                                                  609
    o Sierra Pacific Resources  4,476                                         32


120 See financial notes.

SCHWAB TOTAL STOCK MARKET INDEX FUND

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      The Southern Co.  58,900                                             1,694
    o Southern Union Co.  3,010                                               59
      Southwest Gas Corp.  3,600                                              82
      TECO Energy, Inc.  5,600                                                71
      Texas Genco Holdings, Inc.  2,680                                       95
      TXU Corp.  26,400                                                      901
    o U.S. Energy Systems, Inc.  600                                           1
      UGI Corp.  5,100                                                       161
      UIL Holdings Corp.  6,200                                              280
      Unisource Energy Corp.  4,600                                          112
      Vectren Corp.  5,766                                                   139
      Westar Energy, Inc.  5,700                                             116
      WGL Holdings, Inc.  3,000                                               85
      Williams Cos., Inc.  42,360                                            436
      Wisconsin Energy Corp.  8,400                                          264
      WPS Resources Corp.  2,400                                             110
      Xcel Energy, Inc.  31,695                                              530
                                                                         -------
                                                                          31,071

      PREFERRED STOCK
      0.0% of net assets

      REAL PROPERTY 0.0%
      --------------------------------------------------------------------------
      Commercial Net Lease Realty  147                                         4

      WARRANTS
      0.0% of net assets

      AIR TRANSPORTATION 0.0%
      --------------------------------------------------------------------------
      Timco Aviation Services
      expires 02/28/07  160                                                   --

      BUSINESS MACHINES & SOFTWARE 0.0%
      --------------------------------------------------------------------------
      MicroStrategy, Inc.
      expires 06/24/04  57                                                    --

      BUSINESS SERVICES 0.0%
      --------------------------------------------------------------------------
      Redback Networks, Inc.
      expires 01/02/11  81                                                    --
      Redback Networks, Inc.
      expires 01/02/11  85                                                     1
                                                                         -------
                                                                               1
      ELECTRONICS 0.0%
      --------------------------------------------------------------------------
    ~ Pinnacle Holdings, Inc.
      expires 11/13/07  9                                                     --

      HEALTHCARE / DRUGS & MEDICINE 0.0%
      --------------------------------------------------------------------------
      Magellan Health Services, Inc.
      expires 01/05/11  7                                                     --

      NON-FERROUS METALS 0.0%
      --------------------------------------------------------------------------
      Metals USA, Inc. expires 10/31/07  97                                   --

      RIGHTS
      0.0% of net assets

      BUSINESS MACHINES & SOFTWARE 0.0%
      --------------------------------------------------------------------------
    o Comdisco Holding Co.  4,700                                              2

      BUSINESS SERVICES 0.0%
      --------------------------------------------------------------------------
    ~ Cell Pathways, Inc.
      expires 06/12/08  1,600                                                 --
    o Information Resources, Inc.  2,500                                       7
                                                                         -------
                                                                               7
      TELEPHONE 0.0%
      --------------------------------------------------------------------------
   ~o WilTel Communications, Inc.  4,800                                      --

      SHORT-TERM INVESTMENT
      0.7% of net assets

      Provident Institutional
      Temp Fund  7,865,111                                                 7,865

      SECURITY                                       FACE AMOUNT
         RATE, MATURITY DATE                         ($ x 1,000)

      U.S. TREASURY OBLIGATION
      0.0% of net assets

    = U.S. Treasury Bill,
         0.92%, 06/17/04                                     425             425

END OF INVESTMENTS.


                                                        See financial notes. 121

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS continued

      SECURITY                                       FACE AMOUNT        VALUE
         RATE, MATURITY DATE                         ($ x 1,000)     ($ x 1,000)
      COLLATERAL INVESTED FOR SECURITIES ON LOAN
      8.2% of net assets

      COMMERCIAL PAPER & OTHER CORPORATE
      OBLIGATIONS 4.4%
      --------------------------------------------------------------------------
      American Express Credit Corp
         1.07%, 05/13/04                                   3,510           3,510
      Bank of America
         1.05%, 09/20/04                                   1,382           1,382
      Canadian Imperial Bank Corp.
         1.72%, 05/25/05                                     299             299
         1.06%, 05/28/04                                   2,911           2,911
         1.04%, 01/31/05                                   3,687           3,686
      Concord Minutemen Capital Corp.
         1.04%, 05/20/04                                   1,860           1,859
      Credit Lyonnais
         1.08%, 09/30/04                                   2,637           2,637
      Crown Point Funding Corp.
         1.04%, 05/10/04                                     720             719
      Fairway Finance Corp.
         1.04%, 05/13/04                                     153             153
      Foreningssparbanken AB
         1.06%, 05/17/04                                   7,696           7,695
      General Electric Capital Corp.
         1.06%, 05/10/04                                   3,709           3,711
      Societe Generale
         1.14%, 05/03/04                                   5,061           5,060
      Svenska Handelsbanken
         1.39%, 10/27/04                                   3,127           3,127
      Westdeutsche Landesbank AG
         1.05%, 09/23/04                                   2,936           2,936
         1.05%, 09/29/04                                   3,183           3,182
         1.05%, 10/12/04                                   4,228           4,227
                                                                         -------
                                                                          47,094
      SHORT-TERM INVESTMENT 0.6%
      --------------------------------------------------------------------------
      Deutche Bank, Time Deposit
         1.04%, 05/03/04                                   6,473           6,473

      SECURITY AND NUMBER OF SHARES

      OTHER INVESTMENT COMPANIES 3.2%
      --------------------------------------------------------------------------
      Institutional Money Market
      Trust 34,972,366                                                    34,972

END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.


122 See financial notes.

SCHWAB TOTAL STOCK MARKET INDEX FUND

Statement of
ASSETS AND LIABILITIES
As of April 30, 2004; unaudited. All numbers x 1,000 except NAV.

ASSETS
------------------------------------------------------------------------------
Investments, at market value
   (including $84,157 of securities on loan)                       $1,078,260 a
Collateral invested for securities on loan                             88,539
Receivables:
   Fund shares sold                                                     1,170
   Interest                                                                 5
   Dividends                                                            1,090
   Income from securities on loan                                          16
Prepaid expenses                                                 +         56
                                                                 -------------
TOTAL ASSETS                                                        1,169,136

LIABILITIES
------------------------------------------------------------------------------
Collateral invested for securities on loan                             88,539
Payables:
   Fund shares redeemed                                                   328
   Investments bought                                                   1,984
   Due to brokers for futures                                              56
   Investment adviser and administrator fees                               16
   Transfer agent and shareholder service fees                             10
Accrued expenses                                                 +         86
                                                                 -------------
TOTAL LIABILITIES                                                      91,019

NET ASSETS
------------------------------------------------------------------------------
TOTAL ASSETS                                                        1,169,136
TOTAL LIABILITIES                                                -     91,019
                                                                 -------------
NET ASSETS                                                         $1,078,117

NET ASSETS BY SOURCE
Capital received from investors                                     1,071,820
Net investment income not yet distributed                               3,510
Net realized capital losses                                           (21,449)
Net unrealized capital gains                                           24,236 b

NET ASSET VALUE (NAV) BY SHARE CLASS
                                                      SHARES
SHARE CLASS           NET ASSETS        /        OUTSTANDING      =       NAV
Investor Shares         $563,884                      30,620           $18.42
Select Shares           $514,233                      27,873           $18.45

  Unless stated, all numbers x 1,000.

a The fund paid $1,053,929 for these securities.

  Not counting short-term obligations and government securities, the fund's security transactions during the period were:

  Purchases                     $130,616
  Sales/maturities                $4,525

  The fund's total security transactions with other SchwabFunds(R) during the period were $169.

b These derive from investments and futures. As of the report date, the fund had nine open S&P 500 futures contracts due to expire on June 18, 2004, with an aggregate contract value of $2,489 and net unrealized losses of $24 and thirteen open Russell 2000 futures due to expire on June 23, 2004 with an aggregate contract value of $3,639 and net unrealized losses of $71.

  FEDERAL TAX DATA
  ----------------------------------------------------
  PORTFOLIO COST                           $1,055,473
  NET UNREALIZED GAINS AND LOSSES:
  Gains                                      $188,045
  Losses                                 +   (165,258)
                                         -------------
                                              $22,787
  AS OF OCTOBER 31, 2003:

  UNDISTRIBUTED EARNINGS:
  Ordinary income                              $7,180
  Long-term capital gains                         $--

  UNUSED CAPITAL LOSSES:
  Expires 10/31 of:                       Loss amount
  2007                                            $18
  2008                                          3,413
  2009                                          2,000
  2010                                         11,486
  2011                                   +      4,577
                                         -------------
                                              $21,494


                                                        See financial notes. 123

SCHWAB TOTAL STOCK MARKET INDEX FUND

Statement of
OPERATIONS
For November 1, 2003 through April 30, 2004; unaudited. All numbers x 1,000.

INVESTMENT INCOME
------------------------------------------------------------------------------
Dividends                                                              $8,003
Interest                                                                   30
Securities on loan                                               +         97
                                                                 ------------
TOTAL INVESTMENT INCOME                                                 8,130

NET REALIZED GAINS AND LOSSES
------------------------------------------------------------------------------
Net realized gains on investments sold                                    634
Net realized gains on futures contracts                          +        495
                                                                 -------------
NET REALIZED GAINS                                                      1,129

NET UNREALIZED GAINS AND LOSSES
------------------------------------------------------------------------------
Net unrealized gains on investments                                    51,772
Net unrealized losses on futures contracts                       +       (281)
                                                                 -------------
NET UNREALIZED GAINS                                                   51,491

EXPENSES
------------------------------------------------------------------------------
Investment adviser and administrator fees                               1,327 a
Transfer agent and shareholder service fees:
   Investor Shares                                                        663 b
   Select Shares                                                          247 b
Trustees' fees                                                              6 c
Custodian fees                                                             41
Portfolio accounting fees                                                  77
Professional fees                                                          20
Registration fees                                                          43
Shareholder reports                                                        56
Interest expense                                                            1
Other expenses                                                   +         15
                                                                 -------------
Total expenses                                                          2,496
Expense reduction                                                -         48 d
                                                                 -------------
NET EXPENSES                                                            2,448

INCREASE IN NET ASSETS FROM OPERATIONS
------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                 8,130
NET EXPENSES                                                     -      2,448
                                                                 -------------
NET INVESTMENT INCOME                                                   5,682
NET REALIZED GAINS                                                      1,129 e
NET UNREALIZED GAINS                                             +     51,491 e
                                                                 -------------
INCREASE IN NET ASSETS FROM OPERATIONS                                $58,302

  Unless stated, all numbers x 1,000.

a Calculated as a percentage of average daily net assets: 0.30% of the first
  $500 million and 0.22% of assets beyond that.

b Calculated as a percentage of average daily net assets: for transfer agent services, 0.05% of the fund's assets; for shareholder services, 0.20%, and 0.05% of the assets of each respective share class. These fees are paid to Charles Schwab & Co.

c For the fund's independent trustees only.

d Includes $3 from the investment adviser (CSIM) and $45 from the transfer agent and shareholder service agent (Schwab). These reductions reflect a guarantee by CSIM and Schwab to limit the operating expenses of this fund through February 28, 2005, as follows:

                            % OF AVERAGE
  SHARE CLASS           DAILY NET ASSETS
  --------------------------------------
  Investor Shares                   0.58
  Select Shares                     0.39

  This limit doesn't include interest, taxes and certain non-routine expenses.

e These add up to a net gain on investments of $52,620.


124 See financial notes.

SCHWAB TOTAL STOCK MARKET INDEX FUND

Statements of
CHANGES IN NET ASSETS
For the current and prior report periods. All numbers x 1,000.
Figures for current period are unaudited.

OPERATIONS
------------------------------------------------------------------------------
                                           11/1/03-4/30/04   11/1/02-10/31/03
Net investment income                               $5,682             $8,702
Net realized gains or losses                         1,129             (5,294)
Net unrealized gains                       +        51,491            155,552
                                           -----------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS              58,302            158,960

DISTRIBUTIONS PAID
------------------------------------------------------------------------------
Dividends from net investment income
Investor Shares                                      4,835              3,195
Select Shares                              +         4,522              3,512
                                           -----------------------------------
TOTAL DIVIDENDS FROM NET INVESTMENT INCOME          $9,357             $6,707 a

TRANSACTIONS IN FUND SHARES
------------------------------------------------------------------------------
                                   11/1/03-4/30/04         11/1/02-10/31/03
                                SHARES         VALUE     SHARES         VALUE
SHARES SOLD
Investor Shares                  6,433      $119,062     12,774      $194,287
Select Shares               +    5,826       106,725     11,399       172,567
                            --------------------------------------------------
TOTAL SHARES SOLD               12,259      $225,787     24,173      $366,854

SHARES REINVESTED
Investor Shares                    237        $4,213        209        $2,984
Select Shares               +      222         3,956        203         2,911
                            --------------------------------------------------
TOTAL SHARES REINVESTED            459        $8,169        412        $5,895

SHARES REDEEMED
Investor Shares                 (2,913)     ($53,895)    (4,461)     ($68,649)
Select Shares               +   (2,670)      (49,477)    (5,507)      (85,326)
                            --------------------------------------------------
TOTAL SHARES REDEEMED           (5,583)    ($103,372)    (9,968)    ($153,975) b

NET TRANSACTIONS
IN FUND SHARES                   7,135      $130,584     14,617      $218,774

SHARES OUTSTANDING AND NET ASSETS
------------------------------------------------------------------------------
                                  11/1/03-4/30/04          11/1/02-10/31/03
                                SHARES    NET ASSETS     SHARES    NET ASSETS
Beginning of period             51,358      $898,588     36,741      $527,561
Total increase             +     7,135       179,529     14,617       371,027 c
                            --------------------------------------------------
END OF PERIOD                   58,493    $1,078,117     51,358      $898,588 d

  Unless stated, all numbers x 1,000.

a The tax-basis components of distributions for the period ended 10/31/03 are:

  Ordinary Income                 $6,707
  Long-term capital gains            $--

b The fund charges 0.75% of early withdrawal fees on shares redeemed 180 days or less after the purchase.

  CURRENT PERIOD:
  Investor Shares                   $44
  Select Shares                +     25
                               ---------
  TOTAL                             $69

  PRIOR PERIOD:
  Investor Shares                   $76
  Select Shares                +    173
                               ---------
  TOTAL                            $249

  Dollar amounts are net of the redemption proceeds.

c Figures for shares represent shares sold plus shares reinvested, minus shares redeemed. Figures for net assets represent the changes in net assets from operations plus the changes in value of transactions in fund shares, minus distributions paid.

d Includes distributable net investment income in the amount of $3,510 and $7,185 at the end of the current period and prior period, respectively.


                                                        See financial notes. 125

SCHWAB INTERNATIONAL INDEX FUND

Financial Statements

FINANCIAL HIGHLIGHTS


                                                        11/1/03-     11/1/02-    11/1/01-    11/1/00-    11/1/99-     11/1/98-
INVESTOR SHARES                                         4/30/04*     10/31/03    10/31/02    10/31/01    10/31/00     10/31/99
-----------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                   12.74        10.47       12.22       17.13       17.93        14.21
                                                       ----------------------------------------------------------------------------
Income or loss from investment operations:
   Net investment income                                  0.11         0.23        0.21        0.15        0.20         0.19
   Net realized and unrealized gains or losses            1.35         2.25       (1.82)      (4.81)      (0.85)        3.66
                                                       ----------------------------------------------------------------------------
   Total income or loss from investment operations        1.46         2.48       (1.61)      (4.66)      (0.65)        3.85
Less distributions:
   Dividends from net investment income                  (0.23)       (0.21)      (0.14)      (0.25)      (0.15)       (0.13)
                                                       ----------------------------------------------------------------------------
Net asset value at end of period                         13.97        12.74       10.47       12.22       17.13        17.93
                                                       ----------------------------------------------------------------------------
Total return (%)                                         11.61 1      24.24      (13.34)     (27.58)      (3.69)       27.31

RATIOS/SUPPLEMENTAL DATA (%)
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
   Net operating expenses                                 0.69 2       0.65        0.58        0.58        0.59 3       0.58
   Gross operating expenses                               0.72 2       0.74        0.76        0.75        0.82         0.99
   Net investment income                                  1.64 2       2.01        1.70        1.14        1.60         1.24
Portfolio turnover rate                                      1 1          7          13          18          16            5
Net assets, end of period ($ x 1,000,000)                  541          494         443         519         637          447

* Unaudited.

1 Not annualized.

2 Annualized.

3 The ratio of net operating expenses would have been 0.58% if certain non-routine expenses (proxy fees) had not been included.


126 See financial notes.

SCHWAB INTERNATIONAL INDEX FUND

                                                         11/1/03-    11/1/02-   11/1/01-     11/1/00-    11/1/99-     11/1/98-
SELECT SHARES                                            4/30/04*    10/31/03   10/31/02     10/31/01    10/31/00     10/31/99
---------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                    12.75        10.47       12.23       17.14       17.96        14.23
                                                         ------------------------------------------------------------------------
Income or loss from investment operations:
   Net investment income                                   0.12         0.25        0.21        0.16        0.27         0.18
   Net realized and unrealized gains or losses             1.35         2.26       (1.82)      (4.80)      (0.91)        3.70
                                                         ------------------------------------------------------------------------
   Total income or loss from investment operations         1.47         2.51       (1.61)      (4.64)      (0.64)        3.88
Less distributions:
   Dividends from net investment income                   (0.25)       (0.23)      (0.15)      (0.27)      (0.18)       (0.15)
                                                         ------------------------------------------------------------------------
Net asset value at end of period                          13.97        12.75       10.47       12.23       17.14        17.96
                                                         ------------------------------------------------------------------------
Total return (%)                                          11.68 1      24.50      (13.31)     (27.45)      (3.65)       27.49

RATIOS/SUPPLEMENTAL DATA (%)
---------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
   Net operating expenses                                  0.50 2       0.49        0.47        0.47        0.48 3       0.47
   Gross operating expenses                                0.57 2       0.59        0.61        0.60        0.67         0.86
   Net investment income                                   1.83 2       2.19        1.81        1.25        1.71         1.57
Portfolio turnover rate                                       1 1          7          13          18          16            5
Net assets, end of period ($ x 1,000,000)                   680          629         536         616         700          449

* Unaudited.

1 Not annualized.

2 Annualized.

3 The ratio of net operating expenses would have been 0.47% if certain non-routine expenses (proxy fees) had not been included.


                                                        See financial notes. 127

SCHWAB INTERNATIONAL INDEX FUND

PORTFOLIO HOLDINGS as of April 30, 2004, unaudited

This section shows all the securities in the fund's portfolio by country and their market value, as of the report date.

We use the symbols below to designate certain characteristics. With the top ten holdings, the number in the circle is the security's rank among the top ten.

(1) Top ten holding

 o  Non-income producing security

 *  American Depositary Receipt

                                                          COST          VALUE
HOLDINGS BY CATEGORY                                   ($x1,000)      ($x1,000)
--------------------------------------------------------------------------------
 99.1%     FOREIGN
           COMMON STOCK                                  1,037,463    1,208,745
  0.4%     FOREIGN
           PREFERRED STOCK                                   2,719        4,456
  0.0%     WARRANTS                                            724          635
  0.0%     RIGHTS                                               --           20
--------------------------------------------------------------------------------
 99.5%     TOTAL INVESTMENTS                             1,040,906    1,213,856
 16.4%     COLLATERAL INVESTED
           FOR SECURITIES ON LOAN                          199,784      199,784
(15.9)%    OTHER ASSETS AND
           LIABILITIES, NET                                            (193,440)
--------------------------------------------------------------------------------
100.0%     TOTAL NET ASSETS                                           1,220,200

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      FOREIGN COMMON STOCK 99.1% of net assets

      AUSTRALIA 3.9%
      --------------------------------------------------------------------------
      Amcor Ltd.  170,097                                                    853
      AMP Ltd.  250,773                                                    1,045
      Australia & New Zealand Banking
      Group Ltd.  358,594                                                  4,809
      BHP Billiton Ltd.  727,139                                           6,023
      Coles Myer Ltd.  218,165                                             1,319
      Commonwealth Bank of
      Australia  245,112                                                   5,532
      Foster's Group Ltd.  374,154                                         1,321
      Insurance Australia Group Ltd.  337,549                              1,185
      Macquarie Bank Ltd.  41,612                                          1,041
      Macquarie Infrastructure Group  386,221                                767
      National Australia Bank Ltd.  296,328                                6,307
    o News Corp. Ltd.  292,452                                             2,697
      QBE Insurance Group Ltd.  125,449                                    1,056
      Rio Tinto Ltd.  60,818                                               1,429
      Suncorp-Metway Ltd.  107,619                                         1,041
      Telstra Corp. Ltd.  416,897                                          1,439
      Wesfarmers Ltd.  80,774                                              1,667
      Westpac Banking Corp.  346,721                                       4,375
      Woodside Petroleum Ltd.  101,251                                     1,209
      Woolworths Ltd.  202,146                                             1,723
                                                                         -------
                                                                          46,838
      BELGIUM 0.8%
      --------------------------------------------------------------------------
      Dexia  121,918                                                       2,005
      Electrabel SA  6,048                                                 1,986
      Fortis  201,153                                                      4,379
      Solvay SA  12,932                                                    1,084
                                                                         -------
                                                                           9,454
      CANADA 5.2%
      --------------------------------------------------------------------------
      Alcan, Inc.  62,405                                                  2,501
      Bank of Montreal  99,813                                             3,767
      Bank of Nova Scotia  198,704                                         5,079
      Barrick Gold Corp.  99,691                                           1,894
      BCE, Inc.  65,656                                                    1,317
    o Biovail Corp.  27,400                                                  520
      Bombardier, Inc., Class B  279,400                                   1,227
      Brascan Corp.  31,900                                                1,079
      Canadian Imperial Bank of
      Commerce  71,216                                                     3,479
      Canadian National Railway Co.  58,674                                2,206
      Canadian Natural Resources Ltd.  25,900                              1,420
      Canadian Pacific Railway Ltd.  32,300                                  716
      Enbridge, Inc.  33,700                                               1,229
      EnCana Corp.  91,017                                                 3,561
      George Weston Ltd.  11,500                                             767
      Imperial Oil Ltd.  24,010                                            1,050
    o Inco Ltd.  37,300                                                    1,064
      Loblaw Cos. Ltd.  21,098                                               901
      Magna International, Inc., Class A  16,447                           1,301
      Manulife Financial Corp.  91,650                                     3,379
      National Bank of Canada  36,900                                      1,194
    o Nortel Networks Corp.  784,900                                       2,962
      Petro-Canada  43,200                                                 1,904
      Placer Dome, Inc.  83,200                                            1,150


128 See financial notes.

      SCHWAB INTERNATIONAL INDEX FUND

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      Power Corp. of Canada  29,502                                        1,164
      Power Financial Corp.  26,300                                        1,067
      Royal Bank of Canada  127,717                                        5,660
      Sun Life Financial Services of
      Canada, Inc.  122,164                                                3,229
      Suncor Energy, Inc.  81,600                                          1,940
      Talisman Energy, Inc.  25,625                                        1,453
      Thomson Corp.  40,000                                                1,270
      TransCanada Corp.  94,561                                            1,867
                                                                         -------
                                                                          63,317
      DENMARK 0.6%
      --------------------------------------------------------------------------
      AP Moller-Maersk A/S  224                                            1,411
      Danske Bank A/S  103,537                                             2,327
      Novo-Nordisk A/S, Class B  50,724                                    2,410
      TDC A/S  23,628                                                        803
                                                                         -------
                                                                           6,951
      FRANCE 10.9%
      --------------------------------------------------------------------------
      Accor SA  37,106                                                     1,562
      Air Liquide SA  19,987                                               3,500
    o Alcatel SA, Class A  245,737                                         3,662
      Arcelor SA  74,513                                                   1,238
      Aventis SA  134,970                                                 10,282
      AXA  281,489                                                         5,929
      BNP Paribas  157,814                                                 9,478
      Bouygues  42,044                                                     1,436
    o Cap Gemini SA  21,739                                                  769
      Carrefour SA  112,519                                                5,221
      Cie Generale D'Optique Essilor
      International SA  19,882                                             1,163
      Compagnie de Saint-Gobain  60,643                                    3,062
      Credit Agricole SA  67,809                                           1,673
      European Aeronautic Defense &
      Space Co.  61,447                                                    1,554
    o France Telecom SA  209,724                                           5,061
      Groupe Danone  24,586                                                4,120
      L'oreal  66,705                                                      5,030
      Lafarge SA  33,456                                                   2,787
      Lagardere S.C.A.  24,730                                             1,490
      LVMH Moet-Hennessy Louis
      Vuitton SA  44,980                                                   3,170
      Michelin (C.G.D.E.), Class B  28,839                                 1,350
      Pernod-Ricard  11,468                                                1,448
      Peugeot SA  37,097                                                   1,993
      Pinault-Printemps-Redoute SA  12,173                                 1,256
      Renault SA  34,255                                                   2,556
      Sanofi-Synthelabo SA  73,956                                         4,699
      Schneider Electric SA  40,373                                        2,720
    o Societe Generale, Class A  65,700                                    5,474
    o Societe Television Francaise 1  26,048                                 805
    o STMicroelectronics NV  117,296                                       2,586
      Suez SA  155,587                                                     3,118
 o(5) Total Fina Elf SA  126,170                                          23,337
      Veolia Environnement  52,576                                         1,398
      Vinci SA  13,931                                                     1,356
    o Vivendi Universal SA  177,845                                        4,475
    * Vivendi Universal SA  54,392                                         1,345
                                                                         -------
                                                                         132,103
      GERMANY 7.1%
      --------------------------------------------------------------------------
      Adidas-Salomon AG  9,200                                             1,063
      Allianz AG  54,188                                                   5,750
      Altana AG  12,100                                                      770
      BASF AG  108,135                                                     5,579
      Bayer AG  128,045                                                    3,489
    o Bayerische Hypo-und
      Vereinsbank AG  66,874                                               1,161
      Commerzbank AG  88,400                                               1,524
      DaimlerChrysler AG  168,370                                          7,547
      Deutsche Bank AG  103,176                                            8,503
      Deutsche Boerse AG  19,400                                           1,067
      Deutsche Post AG  75,227                                             1,658
    o Deutsche Telekom AG  487,262                                         8,411
      E.ON AG  118,150                                                     7,832
    o Infineon Technologies AG  75,100                                       962
      Linde AG  14,312                                                       783
      Metro AG  29,214                                                     1,295
      Muenchener Rueckversicherungs
      AG  30,394                                                           3,287
      RWE AG  69,676                                                       3,024
      SAP AG  40,624                                                       6,160
      Schering AG  33,246                                                  1,748
      Siemens AG  157,090                                                 11,346
      ThyssenKrupp AG  63,966                                              1,110
      Volkswagen AG  46,293                                                2,039
                                                                         -------
                                                                          86,108


                                                        See financial notes. 129

      SCHWAB INTERNATIONAL INDEX FUND

      PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      HONG KONG / CHINA 1.2%
      --------------------------------------------------------------------------
      Cheung Kong Holdings Ltd.  299,000                                   2,291
      CLP Holdings Ltd.  387,080                                           2,060
      Hang Seng Bank Ltd.  154,700                                         1,964
      Hong Kong & China Gas Co.  718,400                                   1,234
      HongKong Electric Holdings  277,756                                  1,221
      Hutchison Whampoa Ltd.  413,800                                      2,785
      Sun Hung Kai Properties Ltd.  265,694                                2,282
      Swire Pacific Ltd., Class A  190,000                                 1,242
                                                                         -------
                                                                          15,079
      ITALY 3.2%
      --------------------------------------------------------------------------
      Alleanza Assicurazioni SPA  100,995                                  1,117
      Assicurazioni Generali SPA  185,554                                  4,893
      Banca Intesa SPA  709,107                                            2,346
      Banco Popolare di Verona e
      Novara  75,422                                                       1,255
      Enel SPA  429,348                                                    3,423
      ENI-Ente Nazionale Idrocarburi
      SPA  514,100                                                        10,452
      Mediaset SPA  110,368                                                1,211
      Mediobanca SPA  95,210                                               1,104
      Riunione Adriatica di Sicurta
      SPA  60,519                                                          1,108
      Sanpaolo IMI SPA  189,885                                            2,215
    o Telecom Italia SPA  1,132,740                                        2,641
    o TIM SPA  753,178                                                     4,298
      UniCredito Italiano SPA  722,614                                     3,370
                                                                         -------
                                                                          39,433
      JAPAN 19.2%
      --------------------------------------------------------------------------
      Advantest Corp.  13,000                                                988
      Aeon Co. Ltd.  48,000                                                2,105
      Ajinomoto Co., Inc.  111,000                                         1,299
      Asahi Glass Co. Ltd.  146,000                                        1,545
      Asahi Kasei Corp.  250,000                                           1,366
      Bridgestone Corp.  126,000                                           2,133
      Canon, Inc.  162,000                                                 8,500
      Chubu Electric Power Co., Inc.  122,100                              2,545
      Dai Nippon Printing Co. Ltd.  117,000                                1,775
      Denso Corp.  92,000                                                  1,938
      East Japan Railway Co.  653                                          3,337
      Eisai Co. Ltd.  37,000                                                 945
      Fanuc Ltd.  24,300                                                   1,489
      Fuji Photo Film Co. Ltd.  92,000                                     2,960
      Fujisawa Pharmaceutical Co. Ltd.  47,000                             1,092
    o Fujitsu Ltd.  326,000                                                2,266
      Honda Motor Co. Ltd.  152,700                                        6,130
      Hoya Corp.  21,600                                                   2,337
      Ito-Yokado Co. Ltd.  68,000                                          2,828
    o Itochu Corp.  273,000                                                1,155
      Japan Tobacco, Inc.  126                                             1,007
      JFE Holdings, Inc.  94,000                                           2,108
      The Kansai Electric Power Co.  130,000                               2,275
      Kao Corp.  109,000                                                   2,603
      KDDI Corp. --                                                            3
      Keyence Corp.  5,900                                                 1,417
    o Kintetsu Corp.  305,830                                              1,097
      Kirin Brewery Co. Ltd.  127,000                                      1,259
      Komatsu Ltd.  193,000                                                1,100
      Konica Minolta Holdings, Inc.  81,000                                1,122
      Kyocera Corp.  31,500                                                2,606
      Kyushu Electric Power Co.  82,400                                    1,419
      Matsushita Electric Industrial
      Co. Ltd.  403,912                                                    5,933
      Millea Holdings, Inc.  284                                           4,040
      Mitsubishi Corp.  198,000                                            1,888
      Mitsubishi Electric Corp.  303,000                                   1,532
      Mitsubishi Estate Co. Ltd.  190,000                                  2,247
      Mitsubishi Heavy Industries
      Ltd.  565,000                                                        1,556
      Mitsubishi Tokyo Financial
      Group, Inc.  787                                                     7,003
      Mitsui & Co. Ltd.  239,000                                           1,971
      Mitsui Fudosan Co. Ltd.  142,000                                     1,563
      Mitsui Sumitomo Insurance Co.
      Ltd.  247,000                                                        2,326
    o Mizuho Financial Group, Inc.  1,155                                  5,463
      Murata Manufacturing Co. Ltd.  43,900                                2,880
      NEC Corp.  269,000                                                   2,113
      Nikko Cordial Corp.  240,000                                         1,366
      Nintendo Co. Ltd.  19,700                                            1,860
      Nippon Oil Corp.  250,000                                            1,377
      Nippon Steel Corp.  1,020,000                                        2,135
      Nippon Telegraph & Telephone
      Corp.  1,053                                                         5,534


130 See financial notes.

      SCHWAB INTERNATIONAL INDEX FUND

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      Nissan Motor Co. Ltd.  486,000                                       5,412
      Nitto Denko Corp.  28,000                                            1,555
      Nomura Holdings, Inc.  345,000                                       5,602
      NTT Data Corp.  284                                                  1,112
      NTT DoCoMo, Inc.  3,463                                              6,872
      OJI Paper Co. Ltd.  165,000                                          1,030
      Olympus Corp.  43,000                                                  834
      Omron Corp.  43,000                                                  1,048
      Osaka Gas Co. Ltd.  394,000                                          1,093
      Pioneer Corp.  31,000                                                  885
      Ricoh Co. Ltd.  118,000                                              2,352
      Rohm Co. Ltd.  21,000                                                2,620
      Sankyo Co. Ltd.  72,000                                              1,334
      Sanyo Electric Co. Ltd.  309,000                                     1,400
      Secom Co. Ltd.  38,500                                               1,650
      Sekisui House Ltd.  94,000                                             997
      Seven-Eleven Japan Co.  78,000                                       2,651
      Sharp Corp.  184,000                                                 3,318
      Shin-Etsu Chemical Co. Ltd.  68,900                                  2,785
      Shionogi & Co. Ltd.  61,000                                            960
      The Shizuoka Bank Ltd.  116,000                                        990
      SMC Corp.  11,000                                                    1,261
      Softbank Corp.  41,000                                               1,858
      Sompo Japan Insurance, Inc.  160,000                                 1,443
      Sony Corp.  168,500                                                  6,520
      Sumitomo Corp.  137,000                                              1,052
      Sumitomo Electric Industries
      Ltd.  131,000                                                        1,211
      Sumitomo Mitsui Financial
      Group, Inc.  764                                                     5,774
      Takeda Chemical Industries
      Ltd.  166,200                                                        6,702
      TDK Corp.  22,000                                                    1,571
      Tohoku Electric Power Co.  83,700                                    1,345
      The Tokyo Electric Power Co.,
      Inc.  230,300                                                        4,936
      Tokyo Electron Ltd.  28,000                                          1,705
      Tokyo Gas Co. Ltd.  507,000                                          1,879
      Toppan Printing Co. Ltd.  122,000                                    1,434
      Toshiba Corp.  566,000                                               2,600
  (9) Toyota Motor Corp.  530,500                                         19,181
    o UFJ Holdings, Inc.  686                                              4,243
      West Japan Railway Co.  225                                            875
      Yamanouchi Pharmaceutical Co.
      Ltd.  59,000                                                         1,967
      Yamato Transport Co. Ltd.  78,000                                    1,185
                                                                         -------
                                                                         234,778
      NETHERLANDS 5.4%
      --------------------------------------------------------------------------
      ABN -- Amro Holdings NV  298,017                                     6,481
      Aegon NV  259,846                                                    3,401
      Akzo Nobel NV  51,942                                                1,893
    o ASML Holding NV  93,364                                              1,486
      DSM NV  16,462                                                         789
      Heineken NV  39,259                                                  1,657
      ING Groep NV  340,404                                                7,296
    o Koninklijke Ahold NV  138,958                                        1,076
      Koninklijke Philips Electronics
      NV  255,925                                                          6,970
      Reed Elsevier NV  117,871                                            1,656
  (8) Royal Dutch Petroleum Co.  408,067                                  19,846
      Royal KPN NV  360,914                                                2,600
      TPG NV  67,143                                                       1,448
      Unilever NV  110,002                                                 7,246
      VNU NV  47,654                                                       1,333
      Wolters Kluwer NV  55,267                                              931
                                                                         -------
                                                                          66,109
      SINGAPORE 0.6%
      --------------------------------------------------------------------------
      DBS Group Holdings Ltd.  217,778                                     1,830
      Oversea-Chinese Banking
      Corp.  185,000                                                       1,316
      Singapore Press Holdings Co.
      Ltd.  74,666                                                           922
      Singapore Telecommunications
      Ltd.  1,180,696                                                      1,624
      United Overseas Bank Ltd.  237,000                                   1,908
                                                                         -------
                                                                           7,600
      SPAIN 3.7%
      --------------------------------------------------------------------------
      Altadis SA  57,998                                                   1,639
      Banco Bilbao Vizcaya
      Argentaria SA  587,573                                               7,755
      Banco Popular Espanol  29,001                                        1,600
      Banco Santander Central
      Hispano SA  834,597                                                  8,964
      Endesa SA  173,742                                                   3,185
      Gas Natural SDG SA  37,672                                             925


                                                        See financial notes. 131

      SCHWAB INTERNATIONAL INDEX FUND

      PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      Iberdrola SA  149,580                                                2,950
      Inditex SA  47,334                                                   1,029
      Repsol YPF SA  178,984                                               3,770
      Telefonica SA  932,829                                              13,877
                                                                         -------
                                                                          45,694
      SWEDEN 1.8%
      --------------------------------------------------------------------------
      Electrolux AB, Series B  61,579                                      1,217
      Hennes & Mauritz AB, Series B  98,150                                2,403
      Nordea AB  453,696                                                   3,058
      Sandvik AB  44,107                                                   1,435
      Skandinaviska Enskilda Banken,
      Series A  85,410                                                     1,241
      Svenska Cellulosa AB, Series B  35,963                               1,410
      Svenska Handelsbanken AB,
      Series A  112,602                                                    2,174
    o Telefonaktiebolaget LM Ericsson,
      Class B  2,846,579                                                   7,713
      Volvo AB, Series B  40,445                                           1,384
                                                                         -------
                                                                          22,035
      SWITZERLAND 8.2%
      --------------------------------------------------------------------------
    o ABB Ltd.  204,408                                                    1,151
      Adecco SA, Registered  26,587                                        1,188
    o Ciba Specialty Chemicals AG  14,322                                    994
      Compangnie Financiere Richemont
      AG, Series A  102,430                                                2,635
      Credit Suisse Group  231,120                                         8,146
      Holcim Ltd.  30,865                                                  1,594
  (7) Nestle SA, Registered  79,293                                       20,059
  (6) Novartis AG, Registered  465,877                                    20,768
      Roche Holdings - Genus  138,238                                     14,500
      Serono SA, Series B  1,193                                             715
      Swiss Reinsurance, Registered  65,184                                4,288
      Swisscom AG, Registered  5,043                                       1,565
      Syngenta AG  20,323                                                  1,626
      UBS AG, Registered  231,176                                         16,430
    o Zurich Financial Services AG  28,547                                 4,513
                                                                         -------
                                                                         100,172
      UNITED KINGDOM 27.3%
      --------------------------------------------------------------------------
      Amvescap PLC  119,189                                                  786
      AstraZeneca PLC  333,267                                            15,585
      Aviva PLC  444,350                                                   4,342
      BAA PLC  211,384                                                     1,949
      BAE Systems PLC  605,069                                             2,251
      Barclays PLC  1,294,064                                             11,669
      BG Group PLC  679,151                                                3,923
      BHP Billiton PLC  472,369                                            3,774
      BOC Group PLC  97,556                                                1,568
      Boots Group PLC  162,117                                             1,757
  (1) BP PLC  4,327,143                                                   37,408
      British American Tobacco PLC  301,717                                4,575
      British Land Co. PLC  100,943                                        1,163
      British Sky Broadcasting PLC  246,398                                2,910
    o BT Group PLC  1,675,638                                              5,304
    o Cable & Wireless PLC  485,728                                        1,064
      Cadbury Schweppes PLC  396,080                                       3,150
      Carnival PLC  30,775                                                 1,379
      Centrica PLC  861,673                                                3,339
      Compass Group PLC  440,157                                           2,771
      Diageo PLC  614,379                                                  8,242
      Dixons Group PLC  356,181                                              981
      Emap PLC  52,220                                                       801
      Friends Provident PLC  333,413                                         834
  (4) GlaxoSmithKline PLC  1,165,815                                      24,126
      GUS PLC  205,342                                                     2,844
      Hanson Plc  150,209                                                  1,145
      HBOS PLC  747,598                                                    9,685
      Hilton Group PLC  287,543                                            1,267
  (3) HSBC Holdings PLC  2,119,648                                        30,372
      Imperial Tobacco Group PLC  142,051                                  3,146
      Intercontinental Hotels Group
      PLC  149,688                                                         1,399
      ITV PLC  564,218                                                     1,236
      J. Sainsbury PLC  268,529                                            1,326
      Kingfisher PLC  442,761                                              2,224
      Land Securities Group PLC  95,357                                    1,853
      Legal & General Group PLC  1,220,030                                 2,023
      Lloyds TSB Group PLC  1,097,042                                      8,200
      Man Group PLC  57,326                                                1,716
      Marks & Spencer Group PLC  443,141                                   2,171
      National Grid Transco PLC  616,442                                   4,676
      Next PLC  57,431                                                     1,421
      Pearson PLC  158,738                                                 1,852
      Prudential PLC  382,001                                              3,001


132 See financial notes.

      SCHWAB INTERNATIONAL INDEX FUND

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      Reckitt Benckiser PLC  111,099                                       2,888
      Reed Elsevier PLC  261,955                                           2,439
      Rentokil Initial PLC  364,152                                        1,214
      Reuters Group PLC  267,194                                           1,767
      Rio Tinto PLC  206,808                                               4,537
      Rolls-Royce Group PLC  14,830,900                                       15
      Rolls-Royce Group PLC  296,618                                       1,218
 (10) Royal Bank of Scotland Group
      PLC  547,776                                                        16,446
      SABMiller PLC  162,857                                               1,767
      Sage Group PLC  246,979                                                757
      Scottish & Newcastle PLC  145,929                                    1,063
      Scottish & Southern Energy
      PLC  173,758                                                         2,103
      Scottish Power PLC  382,227                                          2,598
      Severn Trent Water PLC  70,101                                         973
      Shell Transport & Trading Co.
      PLC  1,886,367                                                      13,013
      Smith & Nephew PLC  175,479                                          1,781
      Smiths Group PLC  107,917                                            1,337
      Tesco PLC  1,445,671                                                 6,377
      Unilever PLC  548,778                                                5,177
      United Utilities PLC  124,590                                        1,190
  (2) Vodafone Group PLC  13,328,748                                      32,382
      Wm. Morrison Supermarkets  215,328                                     914
      Wolseley PLC  111,522                                                1,634
      WPP Group PLC  230,860                                               2,276
                                                                         -------
                                                                         333,074
      FOREIGN PREFERRED STOCK
      0.4% of net assets

      AUSTRALIA 0.3%
      --------------------------------------------------------------------------
      News Corp. Ltd.  398,140                                             3,407

      GERMANY 0.1%
      --------------------------------------------------------------------------
      Henkel KGaA  12,100                                                  1,049

      WARRANTS
      0.0% of net assets

      FRANCE 0.0%
      --------------------------------------------------------------------------
    o Casino Guichard Perrachon SA,
      expires 12/15/05  1,026                                                  1
    o France Telecom-CVG Equant NV,
      expires 06/29/04  35,326                                               634
                                                                         -------
                                                                             635
      UNITED STATES 0.0%
      --------------------------------------------------------------------------
    o NTL, Inc., Series A,
      expires 01/13/11  48                                                    --

      RIGHTS
      0.0% of net assets

      SWEDEN 0.0%
      --------------------------------------------------------------------------
    o Electrolux AB,
      expires 06/01/04  61,579                                                20

END OF INVESTMENTS.

      COLLATERAL INVESTED FOR SECURITIES ON LOAN
      16.4% of net assets

      OTHER INVESTMENT COMPANIES 16.4%
      --------------------------------------------------------------------------
      Securities Lending Investment
      Fund  199,784,171                                                  199,784

END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.


                                                        See financial notes. 133

SCHWAB INTERNATIONAL INDEX FUND

Statement of
ASSETS AND LIABILITIES
As of April 30, 2004; unaudited. All numbers x 1,000 except NAV.

ASSETS
-------------------------------------------------------------------------------
Investments, at market value
   (including $190,008 of securities on loan)                       $1,213,856 a
Collateral invested for securities on loan                             199,784
Foreign currency                                                            30 b
Receivables:
   Fund shares sold                                                        354
   Dividends                                                             6,891
   Investments sold                                                        229
   Income from securities on loan                                          248
   Dividend tax reclaim                                                    509
Prepaid expenses                                                 +          27
                                                                 --------------
TOTAL ASSETS                                                         1,421,928

LIABILITIES
-------------------------------------------------------------------------------
Collateral invested for securities on loan                             199,784
Cash overdraft                                                             695
Payables:
   Fund shares redeemed                                                    732
   Interest expense                                                          2
   Withholding taxes                                                       331
   Investment adviser and administrator fees                                24
   Transfer agent and shareholder service fees                              10
Accrued expenses                                                 +         150
                                                                 --------------
TOTAL LIABILITIES                                                      201,728

NET ASSETS
-------------------------------------------------------------------------------
TOTAL ASSETS                                                         1,421,928
TOTAL LIABILITIES                                                -     201,728
                                                                 --------------
NET ASSETS                                                          $1,220,200

NET ASSETS BY SOURCE
Capital received from investors                                      1,352,144
Net investment income not yet distributed                                9,119
Net realized capital losses                                           (313,930)
Net unrealized capital gains                                           172,867

NET ASSET VALUE (NAV) BY SHARE CLASS

                                                      SHARES
SHARE CLASS               NET ASSETS      /      OUTSTANDING     =         NAV
Investor Shares             $540,677                  38,700            $13.97
Select Shares               $679,523                  48,655            $13.97


  Unless stated, all numbers x 1,000.

a The fund paid $1,040,906 for these securities. Not counting short-term obligations and government securities, the fund's security transactions during the period were:

  Purchases               $6,690
  Sales/maturities       $33,070

b The fund paid $30 for these currencies.

  FEDERAL TAX DATA
  -------------------------------------------------
  PORTFOLIO COST                        $1,045,873
  NET UNREALIZED GAINS AND LOSSES:
  Gains                                   $254,877
  Losses                             +     (86,894)
                                     --------------
                                          $167,983

 AS OF OCTOBER 31, 2003:

  UNDISTRIBUTED EARNINGS:
  Ordinary income                          $20,158
  Long-term capital gains                      $--

  UNUSED CAPITAL LOSSES:
  Expires 10/31 of:                    Loss amount
     2004                                   $1,743
     2005                                    1,837
     2006                                   11,905
     2007                                        7
     2008                                    3,669
     2009                                  130,942
     2010                                  112,722
     2011                            +      39,016
                                     --------------
                                          $301,841


134 See financial notes.

SCHWAB INTERNATIONAL INDEX FUND

Statement of
OPERATIONS
For November 1, 2003 through April 30, 2004; unaudited. All numbers x 1,000.

INVESTMENT INCOME
------------------------------------------------------------------------------
Dividends                                                             $13,821 a
Interest                                                                   10
Securities on loan                                                +       334
                                                                  ------------
TOTAL INVESTMENT INCOME                                                14,165

NET REALIZED GAINS AND LOSSES
------------------------------------------------------------------------------
Net realized losses on investments sold                                (6,723)
Net realized gains on foreign currency transactions               +        48
                                                                  ------------
NET REALIZED LOSSES                                                    (6,675)

NET UNREALIZED GAINS AND LOSSES
------------------------------------------------------------------------------
Net unrealized gains on investments                                   126,487
Net unrealized losses on foreign currency transactions            +      (118)
                                                                  ------------
NET UNREALIZED GAINS                                                  126,369

EXPENSES
------------------------------------------------------------------------------
Investment adviser and administrator fees                               2,435 b
Transfer agent and shareholder service fees:
   Investor Shares                                                        673 c
   Select Shares                                                          339 c
Trustees' fees                                                              5 d
Custodian fees                                                            205
Portfolio accounting fees                                                  90
Professional fees                                                          20
Registration fees                                                          21
Shareholder reports                                                        67
Interest expense                                                            2
Other expenses                                                    +        11
                                                                  ------------
Total expenses                                                          3,868
Expense reduction                                                 -       314 e
                                                                  ------------
NET EXPENSES                                                            3,554

INCREASE IN NET ASSETS FROM OPERATIONS
------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                14,165
NET EXPENSES                                                      -     3,554
                                                                  ------------
NET INVESTMENT INCOME                                                  10,611
NET REALIZED LOSSES                                                    (6,675) f
NET UNREALIZED GAINS                                              +   126,369 f
                                                                  ------------
INCREASE IN NET ASSETS FROM OPERATIONS                               $130,305

  Unless stated, all numbers x 1,000.

a An additional $1,675 was withheld for foreign taxes.

b Calculated as a percentage of average daily net assets: 0.43% of the first
  $500 million and 0.38% of assets beyond that.

c Calculated as a percentage of average daily net assets: for transfer agent services, 0.05% of the fund's assets; for shareholder services, 0.20%, and 0.05% of the assets of each respective share class. These fees are paid to Charles Schwab & Co.

d For the fund's independent trustees only.

e Includes $179 from the investment adviser (CSIM) and $135 from the transfer agent and shareholder service agent (Schwab). These reductions reflect a guarantee by CSIM and Schwab to limit the operating expenses of this fund through at least February 28, 2005, as follows:

                         % OF AVERAGE
  SHARE CLASS        DAILY NET ASSETS
  -----------------------------------
  Investor Shares                0.69
  Select Shares                  0.50

  This limit doesn't include interest, taxes and certain non-routine expenses.

f These add up to a net gain on investments of $119,694.


                                                        See financial notes. 135

SCHWAB INTERNATIONAL INDEX FUND

Statements of
CHANGES IN NET ASSETS

For the current and prior report periods. All numbers x 1,000.
Figures for current period are unaudited.

OPERATIONS
-------------------------------------------------------------------------------
                                            11/1/03-4/30/04   11/1/02-10/31/03
Net Investment income                               $10,611            $21,074
Net realized losses                                  (6,675)           (37,839)
Net unrealized gains                        +       126,369            241,954
                                            -----------------------------------
INCREASE IN NET ASSETS
   FROM OPERATIONS                                  130,305            225,189

DISTRIBUTIONS PAID
-------------------------------------------------------------------------------
Dividends from net investment income
Investor Shares                                       9,070              9,001
Select Shares                               +        12,466             11,662
                                            -----------------------------------
TOTAL DIVIDENDS FROM NET INVESTMENT INCOME          $21,536            $20,663 a

TRANSACTIONS IN FUND SHARES
--------------------------------------------------------------------------------
                                11/1/03-4/30/04            11/1/02-10/31/03
                               SHARES         VALUE      SHARES         VALUE
SHARES SOLD
Investor Shares                 3,779       $52,590       5,440       $59,471
Select Shares               +   3,897        54,352       8,086        86,648
                            --------------------------------------------------
TOTAL SHARES SOLD               7,676      $106,942      13,526      $146,119

SHARES REINVESTED
Investor Shares                   629        $8,293         815        $8,329
Select Shares               +     884        11,650       1,072        10,936
                            --------------------------------------------------
TOTAL SHARES REINVESTED         1,513       $19,943       1,887       $19,265

SHARES REDEEMED
Investor Shares                (4,435)     ($61,681)     (9,803)    ($105,853)
Select Shares               +  (5,500)      (76,711)    (10,942)     (119,750)
                            --------------------------------------------------
TOTAL SHARES REDEEMED          (9,935)    ($138,392)    (20,745)    ($225,603) b

NET TRANSACTIONS
IN FUND SHARES                   (746)     ($11,507)     (5,332)     ($60,219)

SHARES OUTSTANDING AND NET ASSETS
--------------------------------------------------------------------------------
                                  11/1/03-4/30/04          11/1/02-10/31/03
                               SHARES    NET ASSETS      SHARES    NET ASSETS
Beginning of period            88,101    $1,122,938      93,433      $978,631
Total increase or
decrease                    +    (746)       97,262      (5,332)      144,307 c
                            --------------------------------------------------
END OF PERIOD                  87,355    $1,220,200      88,101    $1,122,938 d

  Unless stated, all numbers x 1,000.

a The tax-basis components of distributions for the period ended 10/31/03 were:

  Ordinary Income            $20,663
  Long-term capital gains        $--

b The fund charges 1.50% of early withdrawal fees on shares redeemed 180 days or less after the purchase.

  CURRENT PERIOD:
  Investor Shares                 $33
  Select Shares               +    14
                              -------
  TOTAL                           $47

  PRIOR PERIOD:
  Investor Shares                 $62
  Select Shares               +    46
                              -------
  TOTAL                          $108

  Dollar amounts are net of the redemption proceeds.

c Figures for shares represent shares sold plus shares reinvested, minus shares redeemed. Figures for net assets represent the changes in net assets from operations plus the changes in value of transactions in fund shares, minus distributions paid.

d Includes distributable net investment income in the amount of $9,119 and $20,044 at the end of the current period and prior period, respectively.

  Percent of fund shares owned by other SchwabFunds(R) as of the end of the current period:

  SCHWAB MARKETTRACK PORTFOLIOS
  All Equity Portfolio           11.3%
  Growth Portfolio               10.2%
  Balanced Portfolio              6.5%
  Conservative Portfolio          2.4%

  SCHWAB ANNUITY PORTFOLIOS
  Growth Portfolio II             0.5%


136 See financial notes.

SCHWAB EQUITY INDEX FUNDS

FINANCIAL NOTES

BUSINESS STRUCTURE OF THE FUNDS

EACH OF THE FUNDS DISCUSSED IN THIS REPORT IS A SERIES OF A NO-LOAD, OPEN-END MANAGEMENT INVESTMENT COMPANY. Each of these companies is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended. The sidebar shows the funds in this report by trust.

THE FUNDS OFFER MULTIPLE SHARE CLASSES. For any given fund, shares of each class represent interests in the same portfolio, but each class has different expenses and investment minimums. In addition, one share class, e.Shares, is available only to clients of Schwab Institutional(R), Charles Schwab Trust Company and certain tax-advantaged retirement plans, and can only be traded electronically.

                                   INVESTOR             SELECT
FUND                                SHARES              SHARES          e.SHARES
--------------------------------------------------------------------------------
S&P 500                                --                --                --
--------------------------------------------------------------------------------
SCHWAB 1000                            --                --
--------------------------------------------------------------------------------
SMALL-CAP INDEX                        --                --
--------------------------------------------------------------------------------
TOTAL STOCK MARKET INDEX               --                --
--------------------------------------------------------------------------------
INTERNATIONAL INDEX                    --                --
--------------------------------------------------------------------------------

For these funds, shares are bought and sold at net asset value (NAV), which is the price for all outstanding shares. Each share has a par value of 1/1,000 of a cent, and the trusts may issue as many shares as necessary.

THE TRUSTS AND THEIR FUNDS

This list shows the trust containing each fund in this report, along with all other funds included in these trusts. The funds discussed in this report are highlighted.

SCHWAB INVESTMENTS organized October 26, 1990
   Schwab 1000 Fund
   Schwab Short-Term Bond Market Fund
   Schwab Total Bond Market Fund
   Schwab YieldPlus Fund
   Schwab Short/Intermediate Tax-Free Bond Fund
   Schwab Long-Term Tax-Free Bond Fund
   Schwab California Short/Intermediate Tax-Free
     Bond Fund
   Schwab California Long-Term Tax-Free Bond Fund
   Schwab GNMA Fund

SCHWAB CAPITAL TRUST organized May 7, 1993
   Schwab S&P 500 Fund
   Schwab Small-Cap Index Fund
   Schwab Total Stock Market Index Fund
   Schwab International Index Fund
   Schwab MarketTrack All Equity Portfolio
   Schwab MarketTrack Growth Portfolio
   Schwab MarketTrack Balanced Portfolio
   Schwab MarketTrack Conservative Portfolio
   Schwab U.S. MarketMasters Fund
   Schwab Balanced MarketMasters Fund
   Schwab Small-Cap MarketMasters Fund
   Schwab International MarketMasters Fund
   Schwab Core Equity Fund
   Schwab Dividend Equity Fund
   Schwab Small-Cap Equity Fund
   Schwab Hedged Equity Fund
   Communications Focus Fund
   Financial Services Focus Fund
   Health Care Focus Fund
   Technology Focus Fund
   Institutional Select S&P 500 Fund
   Institutional Select Large-Cap Value Index Fund
   Institutional Select Small-Cap Value Index Fund

SCHWAB EQUITY INDEX FUNDS

FUND OPERATIONS

Most of the funds' investments are described in the fund-by-fund sections earlier in this report. However, there are certain other investments and policies that may affect a fund's financials, as described below. Other policies concerning the funds' business operations also are described here.

THE FUNDS PAY DIVIDENDS from net investment income and make distributions from net capital gains once a year.

THE FUNDS MAY INVEST IN FUTURES CONTRACTS. Futures contracts involve certain risks because they can be very sensitive to market movements.

One risk is that the price of a futures contract may not move in perfect correlation with the price of the underlying securities. Another risk is that, at certain times, it may be impossible for a fund to close out a position in a futures contract due to a difference in trading hours or to market conditions that may reduce the liquidity for a futures contract or its underlying securities.

Because futures carry inherent risks, a fund must give the broker a deposit of cash and/or securities (the "initial margin") whenever it enters into a futures contract. The amount of the deposit may vary from one contract to another, but it is generally a percentage of the contract amount.

Futures are traded publicly on exchanges, and their market value changes daily. The fund records the change in market value of futures, and also the change in the amount of margin deposit required ("variation margin").

THE SCHWAB INTERNATIONAL INDEX FUND MAY INVEST IN FORWARD CURRENCY CONTRACTS IN CONNECTION WITH THE PURCHASE AND SALE OF PORTFOLIO SECURITIES TO MINIMIZE THE UNCERTAINTY OF CHANGES IN FUTURE EXCHANGE RATES. "Forwards," as they are known, are contracts to buy and sell a currency at a set price on a future date. Forwards are similar to futures except that they are not publicly traded, but are agreements directly between two parties.

As with futures, forwards involve certain risks that are not fully reflected in the fund's financials. If counter-parties to the contracts are unable to meet the terms of the contracts or if the value of the foreign currency changes unfavorably, the fund could sustain a loss.

THE FUNDS MAY ENTER INTO REPURCHASE AGREEMENTS. In a repurchase agreement, a fund buys a security from another party (usually a financial institution) with the agreement that it be sold back in the future. The date, price and other conditions are all specified when the agreement is created.

The funds' repurchase agreements will be fully collateralized by U.S. government securities. All collateral is held by the funds' custodian (or, with tri-party agreements, the agent's bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement.

THE FUNDS MAY LOAN SECURITIES TO CERTAIN BROKERS, DEALERS AND OTHER FINANCIAL INSTITUTIONS WHO PAY THE FUNDS NEGOTIATED FEES. The funds receive cash, letters of credit or U.S. government securities as collateral on these loans. All of the cash collateral received is reinvested in high quality, short-term investments. The value of the collateral must be at least 102% of the market value of the loaned securities as of the first day of the loan, and at least 100% each day thereafter.

THE FUNDS PAY FEES TO AFFILIATES OF THE INVESTMENT ADVISER FOR VARIOUS SERVICES. Through their trusts, the funds have agreements with Charles Schwab Investment Management, Inc. (CSIM) to provide investment advisory and administrative services and with Charles Schwab & Co., Inc. (Schwab) to provide transfer agent and shareholder services.

Although these agreements specify certain fees for these services, CSIM and Schwab have made additional agreements with the funds that may limit the total

SCHWAB EQUITY INDEX FUNDS

expenses charged. The rates and limitations for these fees vary from fund to fund, and are described in each fund's Statement of Operations.

THE FUNDS MAY ENGAGE IN CERTAIN TRANSACTIONS INVOLVING RELATED PARTIES. For instance, a fund may own shares of The Charles Schwab Corporation if that company is included in its index. The funds also may let other SchwabFunds(R) buy and sell fund shares, particularly Schwab MarketTrack Portfolios(R), which seek to provide investors with allocated portfolios of Schwab index funds.

The funds may make direct transactions with certain other SchwabFunds(R) when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers.

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions within the SchwabFunds(R). All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the SchwabFunds(R).

TRUSTEES MAY INCLUDE PEOPLE WHO ARE OFFICERS AND/OR DIRECTORS OF THE INVESTMENT ADVISER OR SCHWAB. Federal securities law limits the percentage of such "interested persons" who may serve on a trust's board, and the trusts were in compliance with these limitations throughout the report period. The trusts did not pay any of these persons for their service as trustees, but they did pay the non-interested persons (independent trustees), as noted in each fund's Statement of Operations.

THE FUNDS MAY BORROW MONEY FROM BANKS AND CUSTODIANS. The funds may obtain temporary bank loans through the trusts to which they belong, to use for meeting shareholder redemptions or for extraordinary or emergency purposes. The trusts have custodian overdraft facilities and line of credit arrangements of $150 million and $100 million with PNC Bank, N.A. and Bank of America, N.A., respectively. The funds pay interest on the amounts they borrow at rates that are negotiated periodically.


                                   AMOUNT                             WEIGHTED
                                OUTSTANDING         AVERAGE           AVERAGE
                                 AT 4/30/04        BORROWING*         INTEREST
FUND                            ($ x 1,000)       ($ x 1,000)         RATE* (%)
--------------------------------------------------------------------------------
SCHWAB
S&P 500 FUND                        --               8,866              1.37
--------------------------------------------------------------------------------
SCHWAB 1000                         --               1,742              1.34
--------------------------------------------------------------------------------
SCHWAB SMALL-CAP
INDEX FUND                          --               1,110              1.49
--------------------------------------------------------------------------------
SCHWAB TOTAL STOCK
MARKET INDEX FUND                   --               7,006              1.40
--------------------------------------------------------------------------------
SCHWAB INTERNATIONAL
INDEX FUND                         695                 593              1.52
--------------------------------------------------------------------------------

* Based on the number of days for which the borrowing is outstanding.

THE FUNDS INTEND TO MEET FEDERAL INCOME AND EXCISE TAX REQUIREMENTS FOR REGULATED INVESTMENT COMPANIES. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains (if any) to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax. The net investment income and net realized capital gains and losses may differ for financial statement and tax purposes primarily due to differing treatments of losses on wash sales and foreign currency transactions.

UNDER THE FUNDS' ORGANIZATIONAL DOCUMENTS, ITS OFFICERS AND TRUSTEES ARE INDEMNIFIED AGAINST CERTAIN LIABILITY ARISING OUT OF THE PERFORMANCE OF THEIR DUTIES TO THE FUNDS. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss to be remote.

SCHWAB EQUITY INDEX FUNDS

ACCOUNTING POLICIES

The following are the main policies the funds use in preparing their financial statements.

THE FUNDS VALUE THE SECURITIES IN THEIR PORTFOLIOS EVERY BUSINESS DAY. The funds use the following policies to value various types of securities:

- SECURITIES TRADED ON AN EXCHANGE OR OVER-THE-COUNTER: valued at closing value for the day, or, on days when no closing value has been reported, halfway between the most recent bid and asked quotes.

- SECURITIES FOR WHICH NO MARKET QUOTATIONS ARE READILY AVAILABLE: valued at fair value, as determined in good faith by the fund's investment adviser using guidelines adopted by the fund's Board of Trustees.

- FUTURES AND FORWARDS: open contracts are valued at their settlement prices as of the close of their exchanges (for futures) or at a market value based on that day's exchange rates (for forwards). When a fund closes out a futures or forwards position, it calculates the difference between the value of the position at the beginning and at the end, and records a realized gain or loss accordingly.

- SHORT-TERM SECURITIES (60 DAYS OR LESS TO MATURITY): valued at amortized cost.

SECURITY TRANSACTIONS are recorded as of the date the order to buy or sell the security is executed.

DIVIDENDS AND DISTRIBUTIONS FROM PORTFOLIO SECURITIES are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the day they learn of the ex-dividend date.

INCOME FROM INTEREST AND THE ACCRETION OF DISCOUNT is recorded as it accrues.

REALIZED GAINS AND LOSSES from security transactions are based on the identified costs of the securities involved.

ASSETS AND LIABILITIES DENOMINATED IN FOREIGN CURRENCIES are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date.

EXPENSES that are specific to a fund are charged directly to that fund. Expenses that are common to all funds within a trust generally are allocated among the funds in proportion to their average daily net assets.

FOR FUNDS OFFERING MULTIPLE SHARE CLASSES, all of the realized and unrealized gains or losses and net investment income, other than class specific expenses, are allocated daily to each class in proportion to its average daily net assets.

EACH FUND MAINTAINS ITS OWN ACCOUNT FOR PURPOSES OF HOLDING ASSETS AND ACCOUNTING, and is considered a separate entity for tax purposes. Within its account, each fund also keeps certain assets in segregated accounts, as may be required by securities law.

THE ACCOUNTING POLICIES DESCRIBED ABOVE CONFORM WITH ACCOUNTING PRINCIPLES GENERALLY ACCEPTED IN THE UNITED STATES OF AMERICA. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It's possible that once the results are known, they may turn out to be different from these estimates.

SCHWAB EQUITY INDEX FUNDS

FUND TRUSTEES

      A fund's Board of Trustees is responsible for protecting the interests of that fund's shareholders. The tables below give information about the people who serve as trustees and officers for the SchwabFunds(R), including the funds covered in this report. Trustees remain in office until they resign, retire or are removed by shareholder vote. 1

      Under the Investment Company Act of 1940, any officer, director, or employee of Schwab or CSIM is considered an "interested person," meaning that he or she is considered to have a business interest in Schwab or CSIM. These individuals are listed as "interested trustees." The "independent trustees" are individuals who, under the 1940 Act, are not considered to have a business interest in Schwab or CSIM.

      Each of the SchwabFunds(R) (of which there were 49 as of 4/30/04) belongs to one of these trusts: The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust or Schwab Annuity Portfolios. Currently all these trusts have the same trustees and officers. The address for all trustees and officers is 101 Montgomery Street, San Francisco, CA 94104. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

INDIVIDUALS WHO ARE INTERESTED TRUSTEES AND OFFICERS OF THE TRUST

                        TRUST POSITION(S);
NAME AND BIRTHDATE      TRUSTEE SINCE                   MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
-----------------------------------------------------------------------------------------------------------------------------------
CHARLES R. SCHWAB 2     Chair, Trustee:                 Chair, Director, The Charles Schwab Corp., Charles Schwab & Co., Inc.
7/29/37                 Family of Funds, 1989;          Charles Schwab Investment Management, Inc., Charles Schwab
                        Investments, 1991;              Holdings (UK); CEO, Director, Charles Schwab Holdings, Inc.; Chair,
                        Capital Trust, 1993;            CEO Schwab (SIS) Holdings, Inc. I, Schwab International Holdings, Inc.;
                        Annuity Portfolios, 1994.       Director, U.S. Trust Corp., United States Trust Co. of New York,
                                                        Siebel Systems (software), Xsign, Inc. (electronic payment systems); Trustee, Stanford University. Until 5/04: Director, The Gap, Inc.
                                                        (clothing retailer). Until 2003: Co-CEO, The Charles Schwab Corp.
                                                        Until 2002: Director, Audiobase, Inc. (Internet audio solutions).
                                                        Until 5/02: Director, Vodaphone AirTouch PLC (telecommunications).
                                                        Until 7/01: Director, The Charles Schwab Trust Co.; TrustMark, Inc.

1 The SchwabFunds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after twenty years of service as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Holmes and Dorward will retire on December 31, 2007, and Messrs. Stephens and Wilsey will retire on December 31, 2010.

2 In addition to their positions with the investment adviser and the distributor, Ms. Lepore and Messrs. Schwab and Lyons, as well as some of Mr. Lyons's immediate family members, also own stock of The Charles Schwab Corporation.

SCHWAB EQUITY INDEX FUNDS

INDIVIDUALS WHO ARE INTERESTED TRUSTEES BUT NOT OFFICERS OF THE TRUST

NAME AND BIRTHDATE      TRUSTEE SINCE                   MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
-----------------------------------------------------------------------------------------------------------------------------------
DAWN G. LEPORE 1        2003 (all trusts).              Vice Chair, The Charles Schwab Corp.; Until 10/01: CIO, The
3/21/54                                                 Charles Schwab Corporation. Until 1999: EVP, The Charles Schwab
                                                        Corporation. Director, Wal-Mart Stores, eBay, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
JEFFREY M. LYONS 1,2    2002 (all trusts).              EVP, Asset Management Products and Services, Charles Schwab &
2/22/55                                                 Co., Inc. Until 9/01: EVP, Mutual Funds, Charles Schwab & Co., Inc.

INDIVIDUALS WHO ARE OFFICERS OF THE TRUST BUT NOT TRUSTEES

NAME AND BIRTHDATE      TRUST OFFICE(S) HELD            MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
-----------------------------------------------------------------------------------------------------------------------------------
RANDALL W. MERK         President, CEO                  President, CEO, Charles Schwab Investment Management, Inc;
7/25/54                 (all trusts).                   EVP, Charles Schwab & Co., Inc.; Director, Charles Schwab Worldwide
                                                        Funds PLC, Charles Schwab Asset Management (Ireland) Ltd. Until
                                                        9/02: President, CIO, American Century Investment Management;
                                                        Director, American Century Cos., Inc. Until 6/01: CIO, Fixed Income,
                                                        American Century Cos., Inc. Until 1997: SVP, Director, Fixed Income
                                                        and Quantitative Equity Portfolio Management, Twentieth Century
                                                        Investors, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
TAI-CHIN TUNG           Treasurer, Principal            SVP, CFO, Charles Schwab Investment Management, Inc.; SVP,
3/7/51                  Financial Officer               The Charles Schwab Trust Co.; Director, Charles Schwab Asset
                        (all trusts).                   Management (Ireland) Ltd., Charles Schwab Worldwide Funds PLC.
-----------------------------------------------------------------------------------------------------------------------------------
STEPHEN B. WARD         SVP, Chief Investment           SVP, Chief Investment Officer, Director, Charles Schwab Investment
4/5/55                  Officer (all trusts).           Management, Inc.; CIO, The Charles Schwab Trust Co.
-----------------------------------------------------------------------------------------------------------------------------------
KOJI E. FELTON          Secretary (all trusts).         SVP, Chief Counsel, Assistant Corporate Secretary, Charles Schwab
3/13/61                                                 Investment Management, Inc. Until 6/98: Branch Chief in Enforcement,
                                                        U.S. Securities and Exchange Commission, San Francisco.

1 In addition to their positions with the investment adviser and the distributor, Ms. Lepore and Messrs. Schwab and Lyons, as well as some of Mr. Lyons's immediate family members, also own stock of The Charles Schwab Corporation.

2 Effective June 8, 2004, Jeffrey Lyons resigned as trustee from each of the trusts.

SCHWAB EQUITY INDEX FUNDS

INDIVIDUALS WHO ARE INDEPENDENT TRUSTEES

NAME AND BIRTHDATE      TRUSTEE SINCE                   MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
-----------------------------------------------------------------------------------------------------------------------------------
MARIANN BYERWALTER      2000 (all trusts).              Chair, JDN Corp. Advisory LLC; Trustee, Stanford University, America
8/13/60                                                 First Cos., (venture capital/fund management), Redwood Trust, Inc.
                                                        (mortgage finance), Stanford Hospitals and Clinics, SRI International
                                                        (research), PMI Group, Inc. (mortgage insurance), Lucile Packard
                                                        Children's Hospital, Laudus Trust, Laudus Variable Insurance Trust.
                                                        2001: Special Advisor to the President, Stanford University. Until 2002:
                                                        Director, LookSmart, Ltd. (Internet infrastructure). Until 2001: VP,
                                                        Business Affairs, CFO, Stanford University.
-----------------------------------------------------------------------------------------------------------------------------------
DONALD F. DORWARD       Family of Funds, 1989;          CEO, Dorward & Associates (corporate management, marketing and
9/23/31                 Investments, 1991;              communications consulting). Until 1999: EVP, Managing Director,
                        Capital Trust, 1993;            Grey Advertising.
                        Annuity Portfolios, 1994.
-----------------------------------------------------------------------------------------------------------------------------------
WILLIAM A. HASLER       2000 (all trusts).              Co-CEO, Aphton Corp. (bio-pharmaceuticals). Trustee, Solectron Corp.
11/22/41                                                (manufacturing), Airlease Ltd. (aircraft leasing), Mission West
                                                        Properties (commercial real estate), Stratex Corp. (network equipment);
                                                        Public Governor, Laudus Trust, Laudus Variable Insurance Trust;
                                                        Member, executive committee, Pacific Stock & Options Exchange.
                                                        Until 2003: Trustee, Tenera, Inc. (services and software). Until 1998:
                                                        Dean, Haas School of Business, University of California, Berkeley.
-----------------------------------------------------------------------------------------------------------------------------------
ROBERT G. HOLMES        Family of Funds, 1989;          Chair, CEO, Director, Semloh Financial, Inc. (international financial
5/15/31                 Investments, 1991;              services and investment advice).
                        Capital Trust, 1993;
                        Annuity Portfolios, 1994.
-----------------------------------------------------------------------------------------------------------------------------------
GERALD B. SMITH         2000 (all trusts).              Chair, CEO, Founder, Smith Graham & Co. (investment advisors);
9/28/50                                                 Trustee, Rorento N.V. (investments -- Netherlands), Cooper Industries
                                                        (electrical products, tools and hardware); Member, audit committee,
                                                        Northern Border Partners, L.P. (energy). Until 2002: Director, Pennzoil-
                                                        Quaker State Co. (oil and gas).
-----------------------------------------------------------------------------------------------------------------------------------
DONALD R. STEPHENS      Family of Funds, 1989;          Managing Partner, D.R. Stephens & Co. (investments). Until 1996:
6/28/38                 Investments, 1991;              Chair, CEO, North American Trust (real estate investment trust).
                        Capital Trust, 1993;
                        Annuity Portfolios, 1994.
-----------------------------------------------------------------------------------------------------------------------------------
MICHAEL W. WILSEY       Family of Funds, 1989;          Chair, CEO, Wilsey Bennett, Inc. (transportation, real estate
8/18/43                 Investments, 1991;              and investments).
                        Capital Trust, 1993;
                        Annuity Portfolios, 1994.

SCHWAB EQUITY INDEX FUNDS

GLOSSARY

ASSET ALLOCATION The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.

ASSET CLASS A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.

BETA A historical measure of an investment's volatility relative to a market index (usually the S&P 500). The index is defined as having a beta of 1.00. Investments with a beta higher than 1.00 have been more volatile than the index; those with a beta of less than 1.00 have been less volatile.

BOND A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the "coupon rate") until a specified date (the "maturity date"), at which time the issuer returns the money borrowed ("principal" or "face value") to the bondholder. Because of their structure, bonds are sometimes called "fixed income securities" or "debt securities."

An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond's market value prior to call or maturity. There is no guarantee that a bond's yield to call or maturity will provide a positive return over the rate of inflation.

BOND FUND A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund's net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.

CAP, CAPITALIZATION See "market cap."

CAPITAL GAIN, CAPITAL LOSS The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still "on paper" and is considered unrealized.

EARNINGS GROWTH RATE For a mutual fund, the average yearly rate at which the earnings of the companies in the fund's portfolio have grown, measured over the past five years.

EARNINGS PER SHARE (EPS) A company's earnings, or net income, for the past 12 months, divided by the number of shares outstanding.

EXPENSE RATIO The amount that is taken from a mutual fund's assets each year to cover the fund's operating expenses. An expense ratio of 0.50% means that a fund's expenses amount to half of one percent of its average net assets a year.

MARKET CAP, MARKET CAPITALIZATION The value of a company as determined by the total value of all shares of its stock outstanding.

MEDIAN MARKET CAP The midpoint of the range of market caps of the stocks held by a fund. There are different ways of calculating median market cap. With a simple median, half of the stocks in the fund's portfolio would be larger than the median, and half would be smaller. With a weighted median (the type that is calculated for these funds), half of the fund's assets are invested in stocks that are larger than the median market cap, and half in stocks that are smaller.

NET ASSET VALUE (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund's total assets, subtracting liabilities, and dividing by the number of shares outstanding.

OUTSTANDING SHARES, SHARES OUTSTANDING When speaking of a company or mutual fund, indicates all shares currently held by investors.

PRICE-TO-BOOK RATIO (P/B) The market price of a company's stock compared with its "book value." A mutual fund's P/B is the weighted average of the P/B of all stocks in the fund's portfolio.

PRICE-TO-EARNINGS RATIO (P/E) The market price of a company's stock compared with earnings over the past year. A mutual fund's P/E is the weighted average of the P/E of all stocks in the fund's portfolio.

RETURN ON EQUITY (ROE) The average yearly rate of return for each dollar of investors' money, measured over the past five years.

STOCK A share of ownership, or equity, in the issuing company.

TOTAL RETURN The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

WEIGHTED AVERAGE For mutual funds, an average that gives the same weight to each security as the security represents in the fund's portfolio.

YIELD The income paid out by an investment, expressed as a percentage of the investment's market value.

NOTES

NOTES

NOTES

CONTACT SCHWAB

SchwabFunds(R) offers you a complete family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available SchwabFunds(R).

Whether you're an experienced investor or just starting out, SchwabFunds(R) can help you achieve your financial goals. An investor should consider a fund's investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information can be found in the fund's prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any SchwabFund(R). Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

METHODS FOR PLACING ORDERS

The following information outlines how Schwab investors can place orders. If you are investing through a third-party investment provider, methods for placing orders may be different.

INTERNET 1
www.schwab.com

SCHWAB BY PHONE(TM) 2
Use our automated voice service or speak to a representative. Call 1-800-435-4000, day or night (for TDD service, call 1-800-345-2550).

TELEBROKER(R)
Automated touch-tone phone service at 1-800-272-4922.

MAIL
Write to SchwabFunds(R) at:
P.O. Box 3812
Englewood, CO 80155-3812

When selling or exchanging shares, be sure to include the signatures of at least one of the persons whose name is on the account.

PROXY VOTING POLICIES AND PROCEDURES

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab's web site at www.schwab.com/schwabfunds, the SEC's web site at http://www.sec.gov, or by contacting SchwabFunds at 1-800-435-4000.

1 Shares of Sweep Investments(TM) may not be purchased directly over the Internet.

2 Orders placed in person or through a telephone representative may be subject to a service fee payable to Schwab.

THE SCHWABFUNDS FAMILY(R)

STOCK FUNDS
Schwab S&P 500 Fund
Schwab 1000 Fund(R)
Schwab Small-Cap Index Fund(R)
Schwab Total Stock Market Index Fund(R)
Schwab International Index Fund(R)
Schwab Core Equity Fund(TM)
Schwab Dividend Equity Fund(TM)
Schwab Small-Cap Equity Fund(TM)
Schwab Hedged Equity Fund(TM)
Schwab Focus Funds
   Communications Focus Fund
   Financial Services Focus Fund
   Health Care Focus Fund
   Technology Focus Fund
Schwab MarketMasters Funds(R)
   Schwab U.S. MarketMasters Fund(TM)
   Schwab Small-Cap MarketMasters Fund(TM)
   Schwab International MarketMasters Fund(TM)
   Schwab Balanced MarketMasters Fund(TM)

ASSET ALLOCATION FUNDS
Schwab MarketTrack Portfolios(R)
   Schwab MarketTrack All Equity Portfolio(TM)
   Schwab MarketTrack Growth Portfolio(TM)
   Schwab MarketTrack Balanced Portfolio(TM)
   Schwab MarketTrack Conservative Portfolio(TM)

BOND FUNDS
   Schwab YieldPlus Fund(R)
   Schwab Short-Term Bond Market Fund(TM)
   Schwab Total Bond Market Fund(TM)
   Schwab GNMA Fund(TM)
   Schwab Short/Intermediate Tax-Free Bond Fund(TM)
   Schwab Long-Term Tax-Free Bond Fund(TM)
   Schwab California Short/Intermediate
      Tax-Free Bond Fund(TM)
   Schwab California Long-Term Tax-Free Bond Fund(TM)

SCHWAB MONEY FUNDS
Schwab offers an array of money market funds that seek high current income consistent with safety and liquidity. 3 Choose from taxable or tax-advantaged alternatives. Many can be linked to your Schwab account to "sweep" cash balances automatically, subject to availability, when you're between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments(R).

3 Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

ITEM 2: CODE OF ETHICS.

      Not applicable to this semi-annual report.

ITEM 3: AUDIT COMMITTEE FINANCIAL EXPERT.

      Not applicable to this semi-annual report.

ITEM 4: PRINCIPAL ACCOUNTANT FEES AND SERVICES.

      Not applicable to this semi-annual report.

ITEM 5: AUDIT COMMITTEE OF LISTED REGISTRANTS.

      Not applicable.

ITEM 6: SCHEDULE OF INVESTMENTS.

      Not applicable for period ending prior to July 9, 2004.

ITEM 7: DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

      Not applicable.

ITEM 8: PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

      Not applicable.

ITEM 9: SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

      Not applicable.

ITEM 10: CONTROLS AND PROCEDURES.

(a) Based on their evaluation of Registrant's disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant's Chief Executive Officer, Randall W. Merk and Registrant's Principal Financial Officer, Tai-Chin Tung, have concluded that Registrant's disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant's officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b) During Registrant's last fiscal half-year, there have been no changes in Registrant's internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant's internal control over financial reporting.

ITEM 11: EXHIBITS.

(a) (1) Code of ethics - not applicable to this semi-annual report.

    (2) Separate certifications for Registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

    (3) Not applicable.

(b) A certification for Registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSR with the Commission.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Schwab Investments - Schwab 1000 Fund

By: /s/ Randall W. Merk
    -------------------------------
        Randall W. Merk
        Chief Executive Officer

Date: June 14, 2004
      -------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Randall W. Merk
    -------------------------------
        Randall W. Merk
        Chief Executive Officer

Date: June 14, 2004
      -------------

By: /s/ Tai-Chin Tung
    -------------------------------
        Tai-Chin Tung
        Principal Financial Officer

Date: June 15, 2004
      -------------